                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-4415
                                                 -----------------

                        COLLEGE RETIREMENT EQUITIES FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

                   730 Third Avenue, New York, New York 10017
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa Snow, Esq.
                                  c/o TIAA-CREF
                                730 Third Avenue,
                          New York, New York 10017-3206
                          -----------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-490-9000
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

2003 annual report

College Retirement
Equities Fund

Audited financial statements,
including statements of investments
December 31, 2003

stock	equity index
growth	bond market
global equities	social choice
money market	inflation-linked bond

Annual Report 2003 | College Retirement Equities Fund

Performance Overview as of 12/31/2003

		Average Annual Compound Rates of Total Return

	Inception				Since
	Date	1 year	5 years	10 years	Inception

Equities
CREF Stock	8/1/52	31.97%	0.04%	9.28%	10.50%
CREF Global Equities	5/1/92	33.57	–0.82	6.62	8.66
CREF Equity Index	4/29/94	30.34	0.10	—	11.22
CREF Growth	4/29/94	27.75	–6.22	—	8.47
Equities & Fixed Income
CREF Social Choice	3/1/90	19.56	2.83	9.63	10.50
Fixed Income
CREF Bond Market	3/1/90	4.33	6.49	6.63	7.91
CREF Inflation-Linked Bond	5/1/97	7.61	9.18	—	7.76
CREF Money Market*	4/1/88	0.75	3.50	4.37	5.07

Net Annualized Yield		Net Annualized Yield
(30-Day Period Ended 12/29/2003)		(7-Day Period Ended 12/29/2003)

	Current		Current	Effective
CREF Bond Market	3.57%	CREF Money Market*	0.70%	0.70%

* As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

Due to market volatility, recent performance may differ from the figures shown in this report. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 842-2252. Past performance should not be taken as a guarantee of future rates of return. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less upon redemption.

The CREF accounts are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not investment accounts, and you cannot invest directly in them.

With This Report, a New Look

The format of this year’s CREF Annual Report is new. While the page size is smaller, the report offers more information about the accounts in which you’ve invested for your retirement. This smaller size cuts both printing and postage costs—savings that benefit all participants.

     We have added new features, including a bar graph that shows year-by-year returns and an Investor Insight box with useful information about each account. These features respond to requests from participants and are part of our ongoing commitment to communicate clearly about investment performance.

     Many participants will receive an annual report for only those accounts they are invested in; however, for your reference, the chart on the facing page shows performance for all eight CREF accounts. If you would like to have the annual report for all accounts, it is available by calling toll-free 800 842-2252 or by visiting the TIAA-CREF Web Center at www.tiaa-cref.org.

     Also, on our Web Center you can sign up for e-delivery of the annual reports. E-delivery allows you to get this information much sooner.

     As always, you should carefully consider the investment objectives, risks, and charges and expenses of any account before investing. Please visit the Web Center for a prospectus that contains this and other important information. Read it carefully before investing.

Contents

Investment Management Letter	ii	Bond Market Account	BM-1
		Statement of Investments	BM-4
Accounts		Financial Statements	BM-21

Stock Account	ST-1	Social Choice Account	SC-1
Statement of Investments	ST-4	Statement of Investments	SC-4
Financial Statements	ST-61	Financial Statements	SC-26

Growth Account	GR-1	Inflation-Linked Bond Account	IL-1
Statement of Investments	GR-4	Statement of Investments	IL-4
Financial Statements	GR-10	Financial Statements	IL-5

Global Equities Account	GL-1	2003 CREF Annual Meeting	A-1
Statement of Investments	GL-4
Financial Statements	GL-17	Management	A-3

Money Market Account	MM-1	For More Information	Inside Back Cover
Statement of Investments	MM-4
Financial Statements	MM-9

Equity Index Account	EQ-1
Statement of Investments	EQ-4
Financial Statements	EQ-44

Report to CREF Participants

World stock markets rewarded investors during 2003 with their best results in 17 years, as measured by the Morgan Stanley World IndexSM, which soared to a 33.11% gain for the year. About one-quarter of that advance resulted from the declining value of the dollar against several major currencies.

     The rally was spurred, in part, by signs of economic recovery in the United States and by surging growth in China, both of which improved the prospects for growth worldwide. In the United States, the Russell 3000® Index, which tracks the broad domestic stock market, rose 31.06%—the best performance by the index since 1997.

     When stock markets turn sharply upwards, as happened during the second quarter of 2003, CREF’s strategy of remaining fully invested at all times enables its portfolios to capture these market gains. Money managers who maintained a cushion of cash holdings found themselves chasing returns as the rally continued and intensified in the fourth quarter.

     The rally in domestic stocks was also fueled by improved corporate earnings and higher productivity. The nation’s gross domestic product increased at an 8.2% rate in the third quarter. Even at half that rate, growth would be above long-term trends in the United States.

Being fully invested at all times means CREF’s portfolios capture the market’s gains.

Small-Cap Stocks Lead the Way

The advance in U.S. stocks was led by smaller issues: the small-cap Russell 2000® Index jumped 47.25%—its largest one-year increase ever. The Russell Midcap® Index advanced 40.06%, and the Russell 1000®, which consists mostly of large-cap stocks, rose 29.89%. While gains varied widely among companies of different sizes, all 12 Russell industry sectors shared in the rally, with returns ranging from 17.3% for utilities to 50% in the technology sector.

     Three of the four CREF accounts that invest entirely in stocks outperformed their Morningstar peer groups. The CREF Stock Account returned 31.97%, somewhat trailing the account’s composite benchmark, but ahead of the broad U.S. market as measured by the Russell 3000. The CREF Global Equities Account, boosted by strong returns in Europe and by the appreciation of the pound and euro against the dollar, returned 33.57%, outperforming the 33.11% return of the Morgan Stanley World Index. The CREF Equity Index Account returned 30.34%, closely tracking its Russell 3000 benchmark.

ii 2003 CREF Annual Report College Retirement Equities Fund

     The CREF Growth Account returned 27.75%, trailing the 29.75% return of its benchmark, the Russell 1000® Growth Index. The CREF Social Choice Account, which invests in both stocks and fixed-income investments, lagged its benchmark.

Bond Markets Are Buffeted

With the unemployment rate at its highest level since 1994 and a sizable portion of the nation’s productive capacity still idle, the Federal Reserve Board cut short-term rates in June to their lowest levels in 45 years and kept them there through December. Reflecting this action, the 10-year Treasury rate dropped to 3.11% in June but climbed back to 4.25% by year’s end. That increase in longer-term rates constrained returns in the fixed-income markets. The Lehman Brothers Aggregate Bond Index, which tracks corporate, government, and asset-backed bonds, returned 4.10% for the year, after posting a return of 10.26% in 2002.

     The CREF Bond Market Account performed well, considering the low-interest-rate environment. Its 4.33% return outpaced its benchmark, the Lehman index. Inflation-protected bonds continued to outperform most bond categories, with the CREF Inflation-Linked Bond Account returning 7.61%. The account changed its benchmark on October 1 from the Salomon Smith Barney Inflation Linked Securities Index to the Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index. This change was made because we believe the Lehman index tracks the market more accurately. The account slightly trailed the returns of both benchmarks.

     Historically, low short-term interest rates have reduced money market yields, but the CREF Money Market Account was able to add value above that of its benchmark by allocating assets effectively and maintaining low expenses.

     While fixed-income and equity accounts traded places in 2003, with stocks coming out far ahead, it was a volatile year. Some TIAA-CREF participants smoothed out the volatility of their retirement portfolios with allocations to TIAA Traditional and to the Real Estate Account. Both have had positive results every year since their inception—the Real Estate Account in 1995, TIAA Traditional in 1918.

/s/ Scott Evans	/s/ John Somers

Scott Evans	John Somers
Executive Vice President,	Executive Vice President,
Equity Investments	Fixed-Income Investments

College Retirement Equities Fund 2003 CREF Annual Report iii

CREF Stock Account  U.S. and Foreign Stocks

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The CREF Stock Account returned 31.97%, compared with 32.73% for its composite benchmark, a weighted average of the Russell 3000® and the MSCI EAFE®+Canada indexes. The account’s return surpassed the 25.82% average of similar variable annuities, as measured by the Morningstar Large Blend (VA) category, which tracked 2,552 funds at year’s end.

Stock Prices Rise Worldwide

Both U.S. and foreign stock prices rebounded sharply during 2003. The year began with a 3.04% loss for the Russell 3000 during the first quarter, leaving the index down more than 47% for the three years ended March 31, 2003. Apparent progress in Iraq then sparked a rally that continued through the next nine months, bolstered by large gains in corporate earnings. The Russell was up 12.22% at mid-year and finished the year with a robust gain of 31.06%. The EAFE®+ Canada Index did even better, jumping 39.42%. Nearly half of that gain resulted from changes in exchange rates as several major foreign currencies gained strength against the dollar.

Ahead of the U.S. Market

Most of the difference between the Stock Account’s return and its composite benchmark’s resulted from expense charges. (Benchmarks do not include a deduction for expenses.) The U.S. segment of the account outperformed the Russell 3000, while the foreign segment trailed the EAFE+Canada Index slightly. Helped by a strong foreign market and a declining dollar, the account’s allocation to foreign stocks enabled it to outperform the broad U.S. market, as measured by the Russell 3000, by nearly a full percentage point.

Performance vs. the Benchmark

In the U.S. segment, performance benefited from individual stock selections that included insurer Aetna, computer network provider Cisco Systems, and travel services company Cendant Corporation. These offset underperforming holdings such as Wal-Mart, General Electric, and Verizon Communications.

     In the foreign segment, positive contributions came from such stock selections as chemical company Akzo Nobel and ASM Lithography in the Netherlands and internet company Yahoo Japan and computer firm Softbank in Japan. These contributions were offset by the performance of other holdings, including mobile phone company Vodafone in Britain, consumer products maker Unilever in the Netherlands, and Fuji Photo Film in Japan.

Stock Account 2003 CREF Annual Report ST-1

CREF Stock Account  U.S. and Foreign Stocks

PERFORMANCE

Investment Objective

Seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks

$10,000 over Ten Years	Calendar Year Total Returns

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
	1 year	5 years	10 years	5 years	10 years

Cref Stock Account	31.97%	0.04%	9.28%	0.19%	143.05%
Benchmarks:
Russell 3000® Index	31.06	0.37	10.77	1.86	178.24
MSCI EAFE®+Canada Index	39.42	0.51	4.77	2.58	59.34
CREF Composite Benchmark	32.73	0.47	9.95	2.37	158.34
Peer groups:
Morningstar Large Blend (VA)	25.82	–1.88	8.21	–9.04	120.03
Morningstar Foreign Large Blend (VA)	32.37	–1.38	3.26	-6.71	37.76

[1]	Past performance of the CREF Stock Account should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the units you own may be worth more or less than their original value. Due to market volatility, the account’s recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 1 800 842-2252.

ST-2 2003 CREF Annual Report Stock Account

CREF Stock Account  U.S. and Foreign Stocks

PROFILE

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

ExxonMobil Corp	2.00
Pfizer, Inc	1.93
General Electric Co	1.87
Citigroup, Inc	1.78
Microsoft Corp	1.61
Intel Corp	1.33
Cisco Systems, Inc	1.25
Int’l Business Machines Corp	1.10
Procter & Gamble Co	1.08
American Int'l Group, Inc	0.95

Total	14.90

Account Facts

Inception Date	8/1/1952
Net Assets (12/31/2003)	$99.62 billion
2003 Actual Expense Charge*	0.52%

*	We estimate expenses each year based on projected expense and asset levels. Differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically, adjustments have been small.

CREF Stock’s portfolio contains both U.S. and foreign stocks, selected by using a combination of active and indexing techniques. The portfolio includes both growth and value stocks and invests in companies of all sizes.

Diversification Among World Markets

Percent of
Country	Net Assets

United States	79.44
United Kingdom	5.00
Japan	4.31
France	1.86
Switzerland	1.78
Netherlands	1.51
23 others	6.10

Total	100.00

Capitalization (as of 12/31/2003)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	81.67
Middle: $1–$5 billion	13.35
Small: Under $1 billion	4.98

Total	100.00

The Account’s Benchmark

The account’s benchmark is a composite index weighted to reflect the relative sizes of the domestic and foreign segments (about 80% domestic/ 20% foreign as of 12/31/03). Most of the benchmark’s return comes from the Russell 3000® Index, which tracks the stocks of the 3,000 largest publicly traded U.S. companies. The foreign portion comes from the Morgan Stanley Capital International Europe, Australasia, and Far East + Canada Index.

Stock Account 2003 CREF Annual Report ST-3

Statement of Investments - Stock Account - December 31, 2003

Summary by Industry
	VALUE (000)%

CORPORATE BONDS
Holding and Other Investment Offices	$ 1,230	0.00%
Insurance Carriers	6,564	0.01

TOTAL CORPORATE BONDS
(Cost $5,022)	7,794	0.01

GOVERNMENT BONDS
Government Bonds	349	0.00

TOTAL GOVERNMENT BONDS
(Cost $318)	349	0.00

TOTAL BONDS (Cost $5,340)	8,143	0.01

PREFERRED STOCK
Chemicals and Allied Products	24,231	0.02
Communications	0	0.00
Instruments and Related
Products	5,179	0.01
Insurance Carriers	704	0.00
Motion Pictures	1,556	0.00
Primary Metal Industries	0	0.00
Printing and Publishing	63,548	0.06
Transportation Equipment	22,088	0.02

TOTAL PREFERRED STOCK
(Cost $92,746)	117,306	0.11

COMMON STOCK
Agricultural Production-Crops	7,061	0.01
Agricultural Production-Livestock	710	0.00
Agricultural Services	33,656	0.03
Amusement and Recreation
Services	133,535	0.13
Apparel and Accessory Stores	472,411	0.47
Apparel and Other Textile
Products	191,211	0.19
Auto Repair, Services and Parking	26,792	0.03
Automotive Dealers and
Service Stations	127,137	0.13
Building Materials and
Garden Supplies	1,008,584	1.01
Business Services	6,027,858	6.05
Chemicals and Allied Products	11,502,009	11.54
Coal Mining	39,877	0.04
Communications	6,165,104	6.19
Depository Institutions	11,982,038	12.03
Eating and Drinking Places	618,447	0.62
Educational Services	176,704	0.18
Electric, Gas, and
Sanitary Services	3,433,497	3.45
Electronic and Other Electric
Equipment	7,842,925	7.87

Engineering and Management
Services	$ 768,452	0.77%
Executive, Legislative and
General	185	0.00
Fabricated Metal Products	628,785	0.63
Food and Kindred Products	3,428,025	3.44
Food Stores	683,800	0.69
Forestry	136,713	0.14
Furniture and Fixtures	230,585	0.23
Furniture and Homefurnishings
Stores	365,457	0.37
General Building Contractors	377,522	0.38
General Merchandise Stores	1,922,189	1.93
Health Services	645,141	0.65
Heavy Construction,
Except Building	155,838	0.16
Holding and Other Investment Offices	1,830,011	1.84
Hotels and Other Lodging Places	333,857	0.34
Industrial Machinery and
Equipment	6,177,239	6.19
Instruments and
Related Products	2,655,403	2.67
Insurance Agents, Brokers and
Service	322,987	0.32
Insurance Carriers	4,892,773	4.91
Justice, Public Order and Safety	1,396	0.00
Leather and Leather Products	65,559	0.07
Legal Services	2,781	0.00
Local and Interurban
Passenger Transit	83,286	0.08
Lumber and Wood Products	104,701	0.11
Metal Mining	502,789	0.50
Miscellaneous Manufacturing
Industries	173,480	0.17
Miscellaneous Retail	937,101	0.94
Motion Pictures	992,960	1.00
Nondepository Institutions	2,320,776	2.33
Nonmetallic Minerals,
Except Fuels	32,497	0.03
Oil and Gas Extraction	1,721,293	1.73
Paper and Allied Products	550,707	0.55
Personal Services	151,028	0.15
Petroleum and Coal Products	4,229,738	4.25
Pipelines, Except Natural Gas	45,659	0.05
Primary Metal Industries	642,324	0.64
Printing and Publishing	806,133	0.81
Railroad Transportation	426,262	0.43
Real Estate	196,224	0.20
Rubber and Miscellaneous
Plastic Products	231,435	0.23
Security and Commodity Brokers	1,802,880	1.81
Social Services	3,383	0.00
Special Trade Contractors	27,140	0.03

ST-4 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

	VALUE (000)%

Stone, Clay, and Glass Products	$ 367,223	0.37%
Tobacco Products	981,366	0.99
Transportation by Air	418,952	0.42
Transportation Equipment	3,150,728	3.16
Transportation Services	75,972	0.08
Trucking and Warehousing	386,795	0.39
Water Transportation	94,921	0.10
Wholesale Trade-Durable Goods	1,253,144	1.26
Wholesale Trade-Nondurable
Goods	848,303	0.85

TOTAL COMMON STOCK
(Cost $75,686,608)	98,973,454	99.36

SHORT TERM INVESTMENTS
Bankers Acceptance	9,992	0.01
Certificates of Deposit	319,999	0.32
Commercial Paper	1,569,174	1.57
U.S. Government and
Agencies Discount Notes	1,217,293	1.22
Variable Note	25,005	0.03

TOTAL SHORT TERM INVESTMENTS
(Cost $3,141,388)	3,141,463	3.15

TOTAL PORTFOLIO
(Cost $78,926,082)	102,240,366	102.63
OTHER ASSETS AND
LIABILITIES, NET	(2,616,025)	(2.63)

NET ASSETS	$ 99,624,341	100.00%

PRINCIPAL			VALUE (000)

BONDS—0.01%
CORPORATE BONDS—0.01%
HOLDING AND OTHER INVESTMENT OFFICES—0.00%
		National Health
		Investors, Inc
$346,000	f	9.000%, 01/01/06	$ 1,230

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	1,230

INSURANCE CARRIERS—0.01%
		AXA
325,473	e*	0.009%, 12/21/04	6,564

		TOTAL INSURANCE
		CARRIERS	6,564

		TOTAL CORPORATE BONDS
		(Cost $5,022)	7,794

GOVERNMENT BONDS—0.00%
		United States Treasury
		Note
$325,000		5.000%, 02/15/11	$ 349

		TOTAL GOVERNMENT BONDS	349

		TOTAL GOVERNMENT BONDS
		(Cost $318)	349

		TOTAL BONDS
		(Cost $5,340)	8,143

SHARES

PREFERRED STOCK—0.11%
CHEMICALS AND ALLIED PRODUCTS—0.02%
941,176	f*	Advanced Medicine
		Series C	9,412
444,445	f*	Advanced Medicine
		Series D	4,444
132,669		Henkel Kgaa	10,375

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	24,231

COMMUNICATIONS—0.00%
1		Tele Norte Leste
		Participacoes S.A.	0

		TOTAL COMMUNICATIONS	0

INSTRUMENTS AND RELATED PRODUCTS—0.01%
102,777		Fresenius Medical Care AG.	5,179

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	5,179

INSURANCE CARRIERS—0.00%
25,127	*	Great-West Lifeco, Inc
		Series F	530
8,192	*	Great-West Lifeco, Inc
		Series X	174

		TOTAL INSURANCE
		CARRIERS	704

MOTION PICTURES—0.00%
93,131		Prosieben Media AG.	1,556

		TOTAL MOTION PICTURES	1,556

PRIMARY METAL INDUSTRIES—0.00%
490,350	*	Superior Trust I	0

		TOTAL PRIMARY METAL
		INDUSTRIES	0

PRINTING AND PUBLISHING—0.06%
7,501,257		News Corp Ltd	56,518
232,398		News Corp Ltd (Spon ADR)	7,030

		TOTAL PRINTING AND
		PUBLISHING	63,548

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-5

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

TRANSPORTATION EQUIPMENT—0.02%
25,600	e	Porsche AG.	$ 15,193
168,282		United Defense
		Industries, Inc	5,365
42,203		Volkswagen AG. (Vorzug)	1,530

		TOTAL TRANSPORTATION
		EQUIPMENT	22,088

		TOTAL PREFERRED STOCK
		(Cost $92,746)	117,306

COMMON STOCK—99.36%
AGRICULTURAL PRODUCTION-CROPS—0.01%
22,459		Alico, Inc	781
247,255		Delta & Pine Land Co	6,280

		TOTAL AGRICULTURAL
		PRODUCTION-CROPS	7,061

AGRICULTURAL PRODUCTION- LIVESTOCK—0.00%
2,519		Seaboard Corp	710

		TOTAL AGRICULTURAL
		PRODUCTION-
		LIVESTOCK	710

AGRICULTURAL SERVICES—0.03%
499,690		Syngenta AG.	33,656

		TOTAL AGRICULTURAL
		SERVICES	33,656

AMUSEMENT AND RECREATION SERVICES—0.13%
330,793	*	Alliance Gaming Corp	8,154
156,839	*	Argosy Gaming Co	4,076
211,196	*	Aztar Corp	4,752
204,416	e*	Bally Total Fitness
		Holding Corp	1,431
37,550		Churchill Downs, Inc	1,359
70,142		Dover Downs Gaming &
		Entertainment, Inc	664
105,791		Dover Motorsport, Inc	370
388,523		EMI Group plc	1,104
109,117	*	Gaylord Entertainment Co	3,257
906,527		Harrah’s Entertainment, Inc	45,118
148,453		International Speedway
		Corp (Class A)	6,630
113,410	*	Isle Of Capri Casinos, Inc	2,435
278,645		Magna Entertainment Corp
		(Class A)	1,413
141,060	*	MTR Gaming Group, Inc	1,453
76,559	*	Multimedia Games, Inc	3,147
73,800		OPAP S.A.	1,061
34		Oriental Land Co Ltd	2
208,169	*	Penn National Gaming, Inc	4,805
108,830		Sankyo Co Ltd (Gunma)	3,453

609,576	*	Six Flags, Inc	$ 4,584
92,544		Speedway Motorsports, Inc	2,676
202,294		Station Casinos, Inc	6,196
210,000		TAB Ltd	731
364,714	e	TABCORP Holdings Ltd	3,086
1,899,450		William Hill plc	14,519
231,814	*	WMS Industries, Inc	6,074
75,187		World Wrestling Federation
		Entertainment, Inc	985

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	133,535

APPAREL AND ACCESSORY STORES—0.47%
527,021	*	Abercrombie & Fitch Co
		(Class A)	13,023
135,653	*	Aeropostale, Inc	3,720
633,029	*	American Eagle
		Outfitters, Inc	10,382
297,237	*	AnnTaylor Stores Corp	11,592
31,534	*	Bebe Stores, Inc	820
47,606		Buckle, Inc	1,054
119,618		Burlington Coat Factory
		Warehouse Corp	2,531
1,880	*	Cache, Inc	39
64,900	*	Carter’s, Inc	1,652
168,252	e*	Casual Male Retail
		Group, Inc	1,168
108,316		Cato Corp (Class A)	2,220
82,203	*	Charlotte Russe
		Holding, Inc	1,139
719,217	*	Charming Shoppes, Inc	3,884
416,633	*	Chico’s FAS, Inc	15,395
82,949	*	Children’s Place Retail
		Stores, Inc	2,217
241,473		Christopher & Banks Corp	4,716
347,640		Claire’s Stores, Inc	6,550
217,236	f	Claire’s Stores, Inc (Class A)	4,093
29,601		Deb Shops, Inc	636
143,780		Douglas Holding AG.	3,997
158,625	*	Dress Barn, Inc	2,378
4,184	b*	Edison Brothers
		Stores, Inc Wts 12/10/05	0
2,425	e*	Factory 2-U Stores, Inc	3
51,470		Fast Retailing Co Ltd	3,127
116,982	*	Finish Line, Inc (Class A)	3,506
697,764		Foot Locker, Inc	16,363
128,659	e*	Footstar, Inc	495
6,047,250		Gap, Inc	140,357
142,652	*	Genesco, Inc	2,158
120,617		Goody’s Family Clothing, Inc	1,129
194,636	*	Gymboree Corp	3,354
522,114		Hennes & Mauritz AB (B Shs)	12,408
319,549	*	Hot Topic, Inc	9,414

ST-6 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

APPAREL AND ACCESSORY STORES—(Continued)
31,632	e*	JOS A. Bank Clothiers, Inc	$ 1,097
2,439,335		Limited Brands, Inc	43,981
26,459	*	Mothers Work, Inc	646
435,964		Nordstrom, Inc	14,954
62,161		Oshkosh B’gosh, Inc
		(Class A)	1,334
480,110	*	Pacific Sunwear Of
		California, Inc	10,140
447,675	*	Payless Shoesource, Inc	5,999
1,029,668		Ross Stores, Inc	27,214
58		Shimamura Co Ltd	4
47,561	*	Shoe Carnival, Inc	847
119,739	*	Stage Stores, Inc	3,341
165,595		Talbots, Inc	5,097
2,738,408		TJX Cos, Inc	60,382
225,458	e*	Too, Inc	3,806
165,114	*	Urban Outfitters, Inc	6,117
155,875	*	Wet Seal, Inc (Class A)	1,542
111,858	*	Wilsons The Leather
		Experts, Inc	390

		TOTAL APPAREL AND
		ACCESSORY STORES	472,411

APPAREL AND OTHER TEXTILE PRODUCTS—0.19%
188,505		Albany International Corp
		(Class A)	6,390
745,908		Ansell Ltd	3,625
164,794		Aoyama Trading Co Ltd	3,306
1,900,000		Burberry Group Plc	12,432
199,737	e*	Collins & Aikman Corp	865
69,855	*	Columbia Sportswear Co	3,807
3,664	*	Culp, Inc	40
137,075	e*	DHB Industries, Inc	960
768,571		Esprit Holdings Ltd	2,559
48,268	*	Guess?, Inc	583
793,662		Gunze Ltd	3,592
10,065	*	Hampshire Group Ltd	316
285,961	*	Interface, Inc (Class A)	1,581
1,193,257		Jones Apparel Group, Inc	42,038
183,699		Kellwood Co	7,532
949,000		Kuraray Co Ltd	8,005
614,764		Liz Claiborne, Inc	21,800
263,964	*	Mohawk Industries, Inc	18,620
4,696	*	Mossimo, Inc	20
75,081		Onward Kashiyama Co Ltd	911
82,524		Oxford Industries, Inc	2,796
162,375		Phillips-Van Heusen Corp	2,881
196,886		Polo Ralph Lauren Corp	5,670
7,812		Quaker Fabric Corp	74
364,151	*	Quiksilver, Inc	6,456

1,808,000		Toyobo Co Ltd	$ 3,948
430,570		VF Corp	18,618
229,333	*	Warnaco Group, Inc	3,658
38,897	be*	Westpoint Stevens, Inc	1
200,000		Wing Tai Holdings Ltd	98
249,400		World Co Ltd	8,029

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	191,211

AUTO REPAIR, SERVICES AND PARKING—0.03%
118,141		Central Parking Corp	1,764
800,000		ComfortDelgro Corp Ltd	384
157,117	*	Dollar Thrifty Automotive
		Group, Inc	4,076
91,693	*	Midas, Inc	1,311
56,416	*	Monro Muffler Brake, Inc	1,129
395,000	e	Park24 Co Ltd	9,048
265,879		Ryder System, Inc	9,080

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	26,792

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.13%
139,041	*	Advance Auto Parts	11,318
28,463	*	America’s Car Mart, Inc	766
38,991	*	Asbury Automotive
		Group, Inc	698
1,026,413	*	Autonation, Inc	18,855
354,773	*	Autozone, Inc	30,230
484,072	e	Canadian Tire Corp (Class A)	14,778
466,698	*	Carmax, Inc	14,435
445,925	*	Copart, Inc	7,358
221,930	*	CSK Auto Corp	4,166
117,720	*	Group 1 Automotive, Inc	4,260
89,509		Lithia Motors, Inc (Class A)	2,257
47,216	*	MarineMax, Inc	917
195,671	*	O’Reilly Automotive, Inc	7,506
176,290		Sonic Automotive, Inc	4,041
108,365		United Auto Group, Inc	3,392
77,658	e*	West Marine, Inc	2,160

		TOTAL AUTOMOTIVE DEALERS
		AND SERVICE STATIONS	127,137

BUILDING MATERIALS AND GARDEN SUPPLIES—1.01%
82,649		Building Materials
		Holding Corp	1,284
104,680	*	Central Garden & Pet Co	2,934
599,000		Cheung Kong Infrastructure
		Holdings Ltd	1,342
306,328		Fastenal Co	15,298
16,488,660		Home Depot, Inc	585,183
699,745	*	Louisiana-Pacific Corp	12,511

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-7

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

BUILDING MATERIALS AND GARDEN SUPPLIES—(Continued)
6,831,526		Lowe’s Cos	$ 378,398
822,676		Wolseley plc	11,634

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	1,008,584

BUSINESS SERVICES—6.05%
1,810,977	*	3Com Corp	14,796
8,004	*	3D Systems Corp	81
155,099		Aaron Rents, Inc	3,122
260,453		ABM Industries, Inc	4,534
1,001	*	Acacia Research—
		Acacia Technologies	5
210	e	Access Co Ltd	12,698
29,921		Acciona S.A.	1,821
227,989	*	ActivCard Corp	1,797
584,248	*	Activision, Inc	10,633
2,700	*	Actuate Corp	8
358,613	*	Acxiom Corp	6,659
201,377		Adecco S.A. (Regd)	12,945
144,081	*	Administaff, Inc	2,504
1,382,538		Adobe Systems, Inc	54,334
214,126	*	Advent Software, Inc	3,732
199,301		Advo, Inc	6,330
190,082		Aegis Group plc	336
70		Aeon Credit Service Co Ltd	3
247,351	*	Aether Systems, Inc	1,175
924,855	*	Affiliated Computer
		Services, Inc (Class A)	50,368
283,855	*	Agile Software Corp	2,810
685,601	e*	Akamai Technologies, Inc	7,370
125,753	*	Alliance Data Systems Corp	3,481
63,698	*	Altiris, Inc	2,324
280,914	*	American Management
		Systems, Inc	4,233
127,399	e*	AMN Healthcare
		Services, Inc	2,186
465,681		Anglo Irish Bank Corp PLC	7,348
40,226	*	Ansoft Corp	516
101,897	*	Ansys, Inc	4,045
125,287	*	Anteon International Corp	4,517
191,205	*	APAC Customer
		Services, Inc	497
275,998	*	Aquantive, Inc	2,829
197,394	*	Arbitron, Inc	8,235
1,780,005	*	Ariba, Inc	5,340
154,981	*	Armor Holdings, Inc	4,078
146,700		Asatsu-DK, Inc	3,778
398,990	*	Ascential Software Corp	10,346
197,996	*	Asiainfo Holdings, Inc	1,323
245,061	e*	Ask Jeeves, Inc	4,441
275,618	*	Aspect Communications
		Corp	$ 4,344
248,581	e*	Aspen Technology, Inc	2,550
189,778	*	At Road, Inc	2,524
91,943	*	Atari, Inc	386
6,000		Atos Origin	384
221,514	*	Autobytel, Inc	2,011
518,019		Autodesk, Inc	12,733
3,568,953		Automatic Data
		Processing, Inc	141,366
49,327	*	Bankrate, Inc	611
97,716		Barra, Inc	3,468
3,329,660	*	BEA Systems, Inc	40,955
811,843	*	Bisys Group, Inc	12,080
3,304,943	*	BMC Software, Inc	61,637
468,249	*	Borland Software Corp	4,556
118,839		Brady Corp (Class A)	4,843
367,893		Brink’s Co	8,318
167,294	e*	Broadvision, Inc	713
3,339,890	*	Brocade Communications
		Systems, Inc	19,305
94,264	e	Business Objects	3,288
130,000	e*	Business Objects S.A.
		(Spon ADR)	4,507
193,734	*	CACI International, Inc
		(Class A)	9,419
1,248,707	*	Cadence Design
		Systems, Inc	22,452
216,432		Cap Gemini S.A.	9,612
427,800	e	Capcom Co Ltd	5,269
308,400		Capita Group plc	1,342
253,480	*	Catalina Marketing Corp	5,110
86,753	*	CCC Information Services
		Group, Inc	1,466
81,424		CDI Corp	2,667
12,111,769	*	Cendant Corp	269,729
619,636	*	Ceridian Corp	12,975
192,882	e*	Cerner Corp	7,301
334,607		Certegy, Inc	10,975
1,978,674	*	CGI Group, Inc	12,403
373,808	e*	Checkfree Corp	10,336
750,526	*	ChoicePoint, Inc	28,588
360,091	*	Ciber, Inc	3,118
916,312	*	Citrix Systems, Inc	19,435
2,459,641	e*	CMGI, Inc	4,378
742,750	*	CNET Networks, Inc	5,066
351,892	*	Cognizant Technology
		Solutions Corp	16,060
171,500	*	Cognos, Inc	5,251
21,705	*	Cognos, Inc (Canada)	665
3,294,304		Computer Associates
		International, Inc	90,066
221,510	*	Computer Horizons Corp	871

ST-8 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
28,162		Computer Programs &
		Systems, Inc	$ 567
832,609	*	Computer Sciences Corp	36,826
567,947		Computershare Ltd	1,416
1,843,403	*	Compuware Corp	11,134
108,820	*	Concord
		Communications, Inc	2,173
151,317	*	Concur Technologies, Inc	1,465
32,224	*	Convera Corp	110
948,299	*	Convergys Corp	16,557
88,552	*	CoStar Group, Inc	3,691
3,720	*	Covansys Corp	41
16,366	b*	Cross Media Marketing Corp	0
356,697	*	CSG Systems
		International, Inc	4,455
2,439	e	CSK Corp	88
81,887	*	Cyberguard Corp	714
435,596	*	D&B Corp	22,089
216,000		Datacraft Asia Ltd	272
110,840	*	Datastream Systems, Inc	870
418,894		Deluxe Corp	17,313
202,528	*	Dendrite International, Inc	3,174
7,540		Dentsu, Inc	37,992
1,142,571		Deutsche Post AG. (Regd)	23,563
881,500		Diamond Lease Co Ltd	24,635
63,499	*	Digimarc Corp	845
194,191	*	Digital Insight Corp	4,835
193,912	*	Digital River, Inc	4,285
258,563	e*	Digitalthink, Inc	727
5,357	*	DocuCorp International, Inc	54
624,745	*	DoubleClick, Inc	6,385
900,709	*	DST Systems, Inc	37,614
2,450	*	Dynamics Research Corp	40
396,664	*	E.piphany, Inc	2,860
826,083	*	Earthlink, Inc	8,261
195,681	e*	Echelon Corp	2,180
267,383	*	Eclipsys Corp	3,112
90,667	*	eCollege.com, Inc	1,674
311,083	*	eFunds Corp	5,397
96,095		Electro Rent Corp	1,282
1,114,821	*	Electronic Arts, Inc	53,266
2,341,594		Electronic Data
		Systems Corp	57,463
90,363	*	Embarcadero
		Technologies, Inc	1,441
1,362,806	*	Enterasys Networks, Inc	5,111
321,534	*	Entrust, Inc	1,312
400	e*	Envision Development Corp	0
242,205	*	Epicor Software Corp	3,091
82,444	*	EPIQ Systems, Inc	1,412
921,897		Equifax, Inc	22,586
161,736	*	eSpeed, Inc (Class A)	3,786
677,471	*	Extreme Networks, Inc	$ 4,885
171,608	*	F5 Networks, Inc	4,307
167,053		Factset Research
		Systems, Inc	6,383
211,965		Fair Isaac Corp	10,420
234,370	*	Filenet Corp	6,347
85,531	e*	FindWhat.com	1,604
3,817,390		First Data Corp	156,857
1,064,911	*	Fiserv, Inc	42,075
249,924	*	Freemarkets, Inc	1,672
115,246	*	Gerber Scientific, Inc	917
277,039	*	Getty Images, Inc	13,888
88,896		Gevity HR, Inc	1,977
4,885		Grey Global Group, Inc	3,337
60,265	*	Group 1 Software, Inc	1,062
107,009	e*	GSI Commerce, Inc	1,045
258,826		GTECH Holdings Corp	12,809
4,991	*	Hall Kinion &
		Associates, Inc	25
285,216	*	Harris Interactive, Inc	2,367
422,000		Haw Par Corp Ltd	1,108
762,835		Hays plc	1,639
63,466		Healthcare Services Group	1,224
117,170	*	Heidrick & Struggles
		International, Inc	2,554
350,916		Henry (Jack) &
		Associates, Inc	7,222
2,100		Hitachi Software
		Engineering Co Ltd	54
588,565	e*	Homestore, Inc	2,784
48,919	e*	Hudson Highland Group, Inc	1,167
391,342	*	Hyperion Solutions Corp	11,795
147,666	e*	i2 Technologies, Inc	245
23,152	*	ICT Group, Inc	272
114,327	*	IDX Systems Corp	3,066
132,862	*	iGate Corp	1,043
5,302	*	I-many, Inc	5
169,635		Imation Corp	5,963
1,501,939		IMS Health, Inc	37,338
160,549		Indra Sistemas SA	2,060
429,075	*	Informatica Corp	4,419
2,657	*	Information Resources, Inc	5
3,227	*	Inforte Corp	27
167,793	*	Infospace, Inc	3,868
204,588	*	infoUSA, Inc	1,518
63,083		Integral Systems, Inc	1,358
320,252	*	Intelidata Technologies Corp	528
200,229	*	Interactive Data Corp	3,316
17,584	*	InterActiveCorp	751
208,419	*	Intergraph Corp	4,985
250,605	*	Internet Security
		Systems, Inc	4,719
41,104		Interpool, Inc	596

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-9

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
2,355,260	*	Interpublic Group Of
		Cos, Inc	$ 36,742
170,765	*	Interwoven, Inc	2,158
35,908		Intracom S.A.	245
109,081	*	Intrado, Inc	2,394
990,648	*	Intuit, Inc	52,415
36,479	*	iPayment, Inc	1,240
309,764	*	Iron Mountain, Inc	12,248
20,200	e	ISS a/s	996
116,300		Itochu Techno-Science Corp	3,625
190,984	*	JDA Software Group, Inc	3,153
1,891,978	*	Juniper Networks, Inc	35,342
170,680	e*	Kana Software, Inc	575
365,316	*	Keane, Inc	5,348
111,446		Kelly Services, Inc (Class A)	3,181
1,508,000		Keppel Land Ltd	1,403
140,055	*	Keynote Systems, Inc	1,667
2,900	*	Kforce, Inc	27
160,600	*	KFX ,Inc	1,213
91,872		Konami Corp	2,675
237,420	*	Korn/Ferry International	3,167
244,175	e*	Kroll, Inc	6,349
202,296	*	Kronos, Inc	8,013
276,575	*	Labor Ready, Inc	3,623
498,422	*	Lamar Advertising Co	18,601
1,094,000		Lastminute.com Plc	4,357
312,043	*	Lawson Software, Inc	2,568
34,500	e*	Liberate Technologies	106
208,245	*	Lionbridge Technologies	2,001
1,836,078		Logica plc	8,423
564,829	*	Looksmart Ltd	875
285,399	*	Macromedia, Inc	5,092
275,173	*	Macrovision Corp	6,216
138,579	e*	Magma Design
		Automation, Inc	3,234
145,286	*	Manhattan Associates, Inc	4,016
481,734		Manpower, Inc	22,680
86,215	*	Mantech International
		Corp (Class A)	2,151
401,931	e*	Manugistics Group, Inc	2,512
111,462	*	MAPICS, Inc	1,459
2,000	*	Mapinfo Corp	20
35,685	e*	Marketwatch.com, Inc	307
299,889	*	Matrixone, Inc	1,847
54,307		McGrath RentCorp	1,480
73,448	*	Medical Staffing Network
		Holdings, Inc	804
69,990	*	MedQuist, Inc	1,124
59,922	e*	Memberworks, Inc	1,628
448,317	*	Mentor Graphics Corp	6,519
359,404	*	Mercury Interactive Corp	17,481
15,848	*	MetaSolv, Inc	39
421,072	*	Micromuse, Inc	$ 2,905
58,101,737		Microsoft Corp	1,600,122
71,060	*	MicroStrategy, Inc	3,729
177,076	e*	Midway Games, Inc	687
605,972	*	Mindspeed
		Technologies, Inc	4,151
499,411		Misys plc	1,893
47,608	*	Mobius Management
		Systems, Inc	602
464,616	*	Monster Worldwide, Inc	10,203
660,118	*	MPS Group, Inc	6,172
123,816	*	MRO Software, Inc	1,667
183,372	*	MSC.Software Corp	1,733
121,204		Namco Ltd	3,359
59,732	*	Nassda Corp	433
142,062		National Instruments Corp	6,460
45,363	*	National Processing, Inc	1,068
121,740	*	NCO Group, Inc	2,772
406,762	*	NCR Corp	15,782
232,256		NDCHealth Corp	5,950
50,980	e*	Neoforma, Inc	542
104,152	*	Neoware Systems, Inc	1,427
170,153	*	Netegrity, Inc	1,754
363,527	*	NETIQ Corp	4,817
47,846	*	Netratings, Inc	547
122,856	*	Netscout Systems, Inc	934
263,412	*	NetScreen Technologies, Inc	6,519
927,361	*	Network Associates, Inc	13,948
136,860	*	Network Equipment
		Technologies, Inc	1,505
189,030	*	NIC, Inc	1,518
29		Nippon Kanzai Co Ltd	0
28,267	*	Novadigm, Inc	110
1,730,807	*	Novell, Inc	18,208
128,736	*	Nuance
		Communications, Inc	984
170,162	e*	NYFIX, Inc	1,353
200		Obic Co Ltd	40
1,276,020		Omnicom Group, Inc	111,435
149,000	*	On Assignment, Inc	776
2,461	*	Onyx Software Corp	10
67,966	*	Opnet Technologies, Inc	1,119
317,153	*	Opsware, Inc	2,347
36,428,148	*	Oracle Corp	480,852
181,900	e	Oracle Corp Japan	9,420
153,925	*	Packeteer, Inc	2,614
63,967	e*	PalmSource, Inc	1,394
1,530,085	*	Parametric Technology
		Corp	6,029
128,776	*	PC-Tel, Inc	1,366
94,545	*	PDF Solutions, Inc	1,409
50,549	*	PDI, Inc	1,355

ST-10 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
56,558	*	PEC Solutions, Inc	$ 959
166,210	*	Pegasus Solutions, Inc	1,740
55,837	*	Pegasystems, Inc	481
6,760	*	Penton Media, Inc	9
2,782,288	*	Peoplesoft, Inc	63,436
485,941	*	Perot Systems Corp
		(Class A)	6,550
4,279	*	Phoenix Technologies Ltd	35
109,914	*	Pixar, Inc	7,616
3,500	*	PLATO Learning, Inc	37
190,355	*	Portal Software, Inc	1,281
84,451	e*	Portfolio Recovery
		Associates, Inc	2,242
74,900	*	ProcureNet, Inc	11
187,992	*	Progress Software Corp	3,846
15,500	*	Protection One, Inc	6
2,489	*	Proxymed, Inc	44
800,687		Public Power Corp	19,795
34,620		Publicis Groupe S.A.	1,122
259,021	*	Pumatech, Inc	1,031
61,893	*	QAD, Inc	759
2,836	*	QRS Corp	23
49,416	*	Quadramed Corp	131
21,124	*	Quality Systems, Inc	942
274,423	*	Quest Software, Inc	3,897
3,737	*	Quovadx, Inc	18
147,260	*	R.H. Donnelley Corp	5,867
116,851	*	Radiant Systems, Inc	983
118,983	*	Radisys Corp	2,006
315,394	*	Raindance
		Communications, Inc	867
693,697	*	RealNetworks, Inc	3,961
839,760	*	Red Hat, Inc	15,762
991,030	e*	Redback Networks, Inc	229
179,996	*	Register.com, Inc	945
3,263	*	Remedytemp, Inc (Class A)	36
62,538	e*	Renaissance Learning, Inc	1,506
373,392	*	Rent-A-Center, Inc	11,157
4,467,748		Rentokil Initial plc	15,196
163,380	*	Rent-Way, Inc	1,338
363,647	*	Retek, Inc	3,375
3,638,655		Reuters Group plc	15,307
155,090	*	Rewards Network, Inc	1,653
315,578		Reynolds & Reynolds Co
		(Class A)	9,168
2,292	e*	RMH Teleservices, Inc	12
770,710	*	Robert Half
		International, Inc	17,988
139,570		Rollins, Inc	3,147
181,963	e*	Roxio, Inc	872
322,858	*	RSA Security, Inc	4,585
463,632	*	S1 Corp	3,732
70,720	*	SafeNet, Inc	$ 2,176
174,461	*	SAFLINK Corp	469
510,000		Sage Group plc	1,605
99,490	*	Sanchez Computer
		Associates, Inc	413
550,404	e	SAP AG.	92,440
447,000		SAP AG. (Spon ADR)	18,577
1,053,539	*	Sapient Corp	5,900
488,516	e*	Scansoft, Inc	2,599
649,055		Secom Co Ltd	24,225
221,907	*	Secure Computing Corp	3,974
2,385,340		Securicor plc	4,067
387,478	e	Securitas AB (B Shs)	5,224
319,401	*	Seebeyond Technology Corp	1,370
1,550,400		Seiko Epson Corp	72,334
201,400		Serco Group plc	623
149,638	*	Serena Software, Inc	2,746
3,161		SGS S.A.	1,983
4,464,657	*	Siebel Systems, Inc	61,925
15,300	*	Sitel Corp	36
79,653	*	SM&A	932
112,863	e*	Sohu.com, Inc	3,387
355,011	*	SonicWALL, Inc	2,769
305,246	*	Sotheby’s Holdings, Inc
		(Class A)	4,170
61,138	*	Source Interlink Cos, Inc	649
392,389	*	Spherion Corp	3,841
82,193	*	SPSS, Inc	1,470
56,277	*	SRA International, Inc
		(Class A)	2,426
57,034		SS&C Technologies, Inc	1,594
70,785		Startek, Inc	2,887
113,734	*	Stellent, Inc	1,119
54,670	e*	Stratasys, Inc	1,490
771,400		Sumisho Lease Co Ltd	24,545
17,913,696	*	Sun Microsystems, Inc	80,432
2,641,430	*	SunGard Data Systems, Inc	73,194
170,773	*	SupportSoft, Inc	2,246
619,812	*	Sybase, Inc	12,756
163,455	*	Sykes Enterprises, Inc	1,399
1,906,951	*	Symantec Corp	66,076
640,371	*	Synopsys, Inc	21,619
80,292	*	Synplicity, Inc	629
42,369		Syntel, Inc	1,047
220,253	*	Systems & Computer
		Technology Corp	3,601
281,089	e*	Take-Two Interactive
		Software, Inc	8,098
94,651		Talx Corp	2,180
241,217	*	TeleTech Holdings, Inc	2,726
84,037	*	TheStreet.com, Inc	346
308,050	e	Thomson Corp	11,223
254,583	e*	THQ, Inc	4,305

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-11

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
553,553	*	TIBCO Software, Inc	$ 3,748
93,721	*	Tier Technologies, Inc
		(Class B)	766
37,000		Tietoenator Corp	1,013
57		TIS, Inc	2
457,193	e	Tiscali S.p.A.	3,195
518,294	*	Titan Corp	11,304
1,805,327		Tokyu Corp	9,265
229,046	e	Total System Services, Inc	7,130
124,711	*	TradeStation Group, Inc	1,105
237,440	*	Transaction Systems
		Architects, Inc (Class A)	5,373
983,500		Trend Micro, Inc	26,384
4,840	*	Tripos, Inc	32
205,040	*	Trizetto Group, Inc	1,323
253,784	*	Tyler Technologies, Inc	2,444
1,528,327	*	Unisys Corp	22,696
298,571	*	United Online, Inc	5,013
368,007	*	United Rentals, Inc	7,088
110,495	*	Universal Compression
		Holdings, Inc	2,891
441,360	*	Valueclick, Inc	4,008
205,595	*	Vastera, Inc	822
40,274	*	Verint Systems, Inc	909
2,289,015	*	VeriSign, Inc	37,311
2,187,595	*	Veritas Software Corp	81,291
162,215	*	Verity, Inc	2,707
1,054,792		Viad Corp	26,370
1,467,298	*	Vignette Corp	3,331
245,445	*	VitalWorks, Inc	1,085
122,869	*	Vitria Technology, Inc	872
52,714	*	Volt Information
		Sciences, Inc	1,191
334,095		Wanadoo	2,739
219,388	*	WatchGuard
		Technologies, Inc	1,277
171,927	e*	WebEx Communications, Inc	3,456
1,709,333	e*	WebMD Corp	15,367
301,763	*	webMethods, Inc	2,761
144,968	*	Websense, Inc	4,239
939,220	*	Westwood One, Inc	32,131
1,574,394		Wharf Holdings Ltd	4,360
484,638	*	Wind River Systems, Inc	4,245
6,433	*	Witness Systems, Inc	60
234,515	e	WM-Data AB (B Shs)	505
92,000		Woodland Corp	253
6,210,186		WPP Group plc	60,978
2,821,197	*	Yahoo!, Inc	127,433

		TOTAL BUSINESS SERVICES	6,027,858

CHEMICALS AND ALLIED PRODUCTS—11.54%
12,692,566		Abbott Laboratories	$ 591,474
584,625	*	Abgenix, Inc	7,284
104,166	e*	Able Laboratories, Inc	1,882
3,250	e*	Acacia Research—
		CombiMatrix	11
58,322		Aceto Corp	1,490
8,957	*	Actelion NV	967
233,906	*	Adolor Corp	4,683
898,469		Agrium, Inc	14,872
2,143,988		Air Products &
		Chemicals, Inc	113,267
5,320,060		Akzo Nobel NV	205,340
114,534		Akzo Nobel NV (Spon ADR)	4,375
170,215	*	Albany Molecular
		Research, Inc	2,557
235,664		Albemarle Corp	7,063
199,201		Alberto-Culver Co (Class B)	12,566
130,595	*	Alexion
		Pharmaceuticals, Inc	2,223
428,954	*	Alkermes, Inc	5,791
736,346		Allergan, Inc	56,559
2,053	e*	Allos Therapeutics, Inc	7
235,152		Alpharma, Inc (Class A)	4,727
231,699	*	Alteon, Inc	364
169,891	e*	American Pharmaceutical
		Partners, Inc	5,708
238,618		Amersham plc	3,270
10,585,962	*	Amgen, Inc	654,212
1,142,309	e*	Amylin Pharmaceuticals, Inc	25,382
341,478	*	Andrx Corp	8,209
160,996	e*	Aphton Corp	966
133,604		Arch Chemicals, Inc	3,428
136,761	e*	Arena Pharmaceuticals, Inc	848
1,346	*	Array Biopharma, Inc	8
1,429,358		Asahi Kasei Corp	7,762
75,000		AstraZeneca plc (Spon ADR)	3,629
3,042,782		AstraZeneca plc (United
		Kingdom)	145,981
240,969	*	Atherogenics, Inc	3,602
136,445	*	Atrix Laboratories, Inc	3,280
2,200	e*	AVANIR Pharmaceuticals
		(Class A)	3
428,270	e*	Avant
		Immunotherapeutics, Inc	1,173
1,327,505		Aventis S.A.	87,741
509,238		Avery Dennison Corp	28,528
137,599	e*	AVI BioPharma, Inc	560
1,500	e*	Avigen, Inc	9
1,596,106		Avon Products, Inc	107,721
333,573	*	Barr Pharmaceuticals, Inc	25,668
371,539	e	BASF AG.	20,892
146,785	e	Bayer AG.	4,299

ST-12 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
14,000	e	Beiersdorf AG.	$ 1,699
90,490	*	Benthley
		Pharmaceuticals, Inc	1,204
1,438,084	*	Biogen Idec, Inc	52,893
418,364	*	BioMarin
		Pharmaceutical, Inc	3,250
258,908	e*	Biopure Corp	616
76,980	e*	Biosite, Inc	2,229
1,130,438		BOC Group plc	17,272
62,483	*	Bone Care International, Inc	796
1,658,638		Boots Group plc	20,517
60,723	e*	Bradley
		Pharmaceuticals, Inc	1,544
11,213,780		Bristol-Myers Squibb Co	320,714
285,779		Cabot Corp	9,099
229,895		Calgon Carbon Corp	1,428
138,900		Cambrex Corp	3,509
230,198	*	Cell Genesys, Inc	2,979
225,138	e*	Cell Therapeutics, Inc	1,959
257,359	*	Cephalon, Inc	12,459
263,274	*	Charles River Laboratories
		International, Inc	9,038
93,235	*	Chattem, Inc	1,669
450,830	*	Chiron Corp	25,693
3,008,600		Chugai Pharmaceutical
		Co Ltd	43,261
194,313		Church & Dwight Co, Inc	7,695
96,617	*	Cima Labs, Inc	3,152
990,353		Clorox Co	48,092
3,017,039		Colgate-Palmolive Co	151,003
70,111	*	Collagenex
		Pharmaceuticals, Inc	786
217,427	*	Columbia Laboratories, Inc	1,370
196,503	*	Connetics Corp	3,568
327,441	e*	Corixa Corp	1,978
758,347		Crompton Corp	5,437
15,574		CSL Ltd	209
245,925	*	Cubist Pharmaceuticals, Inc	2,990
182,562	*	Cytec Industries, Inc	7,009
251,638	*	Dade Behring Holdings, Inc	8,994
2,603,779		Daicel Chemical
		Industries Ltd	10,739
890,750		Daiichi Pharmaceutical
		Co Ltd	16,050
1,000		Dainippon Ink &
		Chemicals, Inc	2
29,813	*	DEL Laboratories, Inc	745
86,970	*	Dendreon Corp	701
1,000		Denki Kagaku Kogyo KK	3
144,692		Diagnostic Products Corp	6,643
686,163		Dial Corp	19,535

83,079	*	Digene Corp	$ 3,331
233,983	*	Discovery Laboratories, Inc	2,454
77,411	e*	Dov Pharmaceutical, Inc	1,043
5,726,728		Dow Chemical Co	238,060
30,000		DSM NV	1,477
5,024,889		Du Pont (E.I.) de
		Nemours & Co	230,592
203,542	e*	Durect Corp	525
370,053		Eastman Chemical Co	14,628
1,507,704		Ecolab, Inc	41,266
137,983		Eisai Co Ltd	3,721
76,247		Elan Corp plc	525
244,694	e*	Elan Corp plc (Spon ADR)	1,686
94,339	*	Elizabeth Arden, Inc	1,879
9,421	*	Embrex, Inc	129
301,634	*	Encysive
		Pharmaceuticals, Inc	2,700
294,235	*	Enzon, Inc	3,531
83,152	*	Eon Labs, Inc	4,237
87,401	*	EPIX Medical, Inc	1,423
224,437	e*	Esperion Therapeutics, Inc	7,768
517,508		Estee Lauder Cos (Class A)	20,317
94,347	*	Ethyl Corp	2,063
307,606		Ferro Corp	8,370
142,952	*	First Horizon
		Pharmaceutical	1,601
229,255	*	FMC Corp	7,824
2,330,710	*	Forest Laboratories, Inc	144,038
1,360,762	*	Genentech, Inc	127,327
1,400,000	f	Genesoft Series C Financing	7,000
500,000	f	Genesoft Series D Financing	2,000
312,846	e*	Genta, Inc	3,257
991,074	*	Genzyme Corp	48,900
321,488		Georgia Gulf Corp	9,285
223,974	e*	Geron Corp	2,233
2,073,275	*	Gilead Sciences, Inc	120,540
5,860,638		Gillette Co	215,261
7,127		Givaudan S.A. (Regd)	3,700
17,897,421		GlaxoSmithKline plc	410,100
245,670		Great Lakes Chemical Corp	6,680
162,726	e*	GTC Biotherapeutics, Inc	519
152,742	e*	Guilford
		Pharmaceuticals, Inc	1,036
188,714		H.B. Fuller Co	5,612
111,000		Hitachi Chemical Co Ltd	1,864
33,972	e*	Hi-Tech Pharmacal Co, Inc	798
33,600	e	Hogy Medical Co Ltd	1,461
61,898	e*	Hollis-Eden
		Pharmaceuticals	681
647,617	*	Human Genome
		Sciences, Inc	8,581
413,971	*	ICOS Corp	17,089
178,158	*	Idexx Laboratories, Inc	8,245

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-13

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
255,544	*	Ilex Oncology, Inc	$ 5,430
709,451	*	IMC Global, Inc	7,045
240,835	*	ImClone Systems, Inc	9,552
128,623	*	Immucor, Inc	2,623
284,303	*	Immunogen, Inc	1,436
279,347	e*	Immunomedics, Inc	1,274
198,631	*	Impax Laboratories, Inc	2,858
3,237,818		Imperial Chemical
		Industries plc	11,534
252,709	e*	Indevus
		Pharmaceuticals, Inc	1,488
185,981	*	Inspire
		Pharmaceuticals, Inc	2,633
9,920		Inter Parfums, Inc	224
166,377	*	InterMune, Inc	3,853
791,223		International Flavors &
		Fragrances, Inc	27,630
83,186	e*	Inverness Medical
		Innovations, Inc	1,812
249,684	*	Invitrogen Corp	17,478
171		Ishihara Sangyo Kaisha Ltd	0
326,253	e*	Isis Pharmaceuticals, Inc	2,121
713,732	*	IVAX Corp	17,044
219,000	e	JSR Corp	4,894
372,000		Kaneka Corp	2,777
2,776,477		Kao Corp	56,478
1,705,942	*	King Pharmaceuticals, Inc	26,033
87,927	e*	Kos Pharmaceuticals, Inc	3,784
60		Kose Corp	2
28,787	*	Kronos Worldwide, Inc	639
219,240	e*	KV Pharmaceutical Co
		(Class A)	5,591
43,000		Kyowa Hakko Kogyo Co Ltd	274
337,912	*	La Jolla Pharmaceutical Co	1,450
213,212	e	L’Air Liquide S.A.	37,651
42,248	e*	Lannett Co, Inc	710
10,417	*	Lifecore Biomedical, Inc	63
381,366	e*	Ligand Pharmaceuticals,
		Inc (Class B)	5,602
6,051,168		Lilly (Eli) & Co	425,579
31,613		Lonza Group AG. (Regd)	1,817
132,635		L’Oreal S.A.	10,874
188,015		MacDermid, Inc	6,438
152,228	*	Martek Biosciences Corp	9,890
494,370	e*	Medarex, Inc	3,080
280,139	*	Medicines Co	8,253
148,798	e	Medicis Pharmaceutical
		Corp (Class A)	10,609
1,443,647	*	MedImmune, Inc	36,669
12,320,560		Merck & Co, Inc	569,210
13,450		Merck Kgaa	560

55,347		Meridian Bioscience, Inc	$ 577
205,151	*	MGI Pharma, Inc	8,442
419,774	*	Millennium Chemicals, Inc	5,323
1,307,862	*	Millennium
		Pharmaceuticals, Inc	24,418
122,850		Minerals Technologies, Inc	7,279
2,370,818		Mitsubishi Chemical Corp	6,172
1,638,540		Mitsubishi Gas Chemical
		Co, Inc	5,581
886,400		Mitsui Chemicals, Inc	5,169
2,233,469		Mylan Laboratories, Inc	56,417
290,618	e*	Nabi Biopharmaceuticals	3,694
4,073	e*	Napro Biotherapeutics, Inc	8
2,900	e*	Nastech Pharmaceutical Co	28
74,426		Nature’s Sunshine
		Products, Inc	629
345,869	*	NBTY, Inc	9,290
347,212	*	Nektar Therapeutics	4,726
95,872	*	Neose Technologies, Inc	882
151,898	*	Neurocrine Biosciences, Inc	8,285
2,694	*	Neurogen Corp	23
371,562		Nippon Shokubai Co Ltd	2,819
69,000	e	Nissan Chemical
		Industries Ltd	615
56,574		NL Industries, Inc	662
5,403,598		Novartis AG. (Regd)	245,330
149,074	*	Noven Pharmaceuticals, Inc	2,267
209,463		Novo Nordisk a/s (B Shs)	8,534
196,039	*	NPS Pharmaceuticals, Inc	6,026
272,570	*	Nuvelo, Inc	946
70,111		Octel Corp	1,380
352,479		Olin Corp	7,071
197,496	*	OM Group, Inc	5,172
35,373		Omega Pharma S.A.	1,124
249,116	*	Omnova Solutions, Inc	1,196
530,319	*	Onyx Pharmaceuticals, Inc	14,971
249,003	*	OraSure Technologies, Inc	1,982
290,691		Orica Ltd	3,058
261,621	*	OSI Pharmaceuticals, Inc	8,427
152,056	*	Pain Therapeutics, Inc	1,057
284,909	*	Palatin Technologies, Inc	712
106,898	*	Penwest Pharmaceuticals Co	1,847
782,739	e*	Peregrine
		Pharmaceuticals, Inc	1,730
54,519,993		Pfizer, Inc	1,926,191
246,586	*	Pharmaceutical
		Resources, Inc	16,065
138,346	e	PolyMedica Corp	3,640
533,028	*	PolyOne Corp	3,406
166,658	*	Pozen, Inc	1,700
785,768		PPG Industries, Inc	50,305
338,686	*	Praecis
		Pharmaceuticals, Inc	2,181

ST-14 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,621,768		Praxair, Inc	$ 61,952
10,815,936		Procter & Gamble Co	1,080,296
65,689	*	Progenics Pharmaceuticals	1,239
422,921	*	Protein Design Labs, Inc	7,570
360,850	*	QLT, Inc	6,841
50,461		Quaker Chemical Corp	1,552
170,091	*	Quidel Corp	1,840
1,711,873		Reckitt Benckiser plc	38,735
80,423	e*	Revlon, Inc (Class A)	180
9,570		Roche Holding AG.	1,327
2,445,841		Roche Holding AG.
		(Genusscheine)	246,710
1,407,588		Rohm & Haas Co	60,118
702,922		RPM International, Inc	11,570
119,159	*	Salix Pharmaceuticals Ltd	2,701
1,082,726		Sankyo Co Ltd	20,357
858,552		Sanofi-Synthelabo S.A.	64,651
1,403,000		Sanyo Chemical
		Industries Ltd	8,850
484,345	e	Schering AG.	24,529
6,965,583		Schering-Plough Corp	121,131
291,498	*	Sciclone
		Pharmaceuticals, Inc	1,976
113,669	*	SciGen Ltd	7
113,029	*	Scotts Co (Class A)	6,687
1,149,456		Sekisui Chemical Co Ltd	5,856
361,022	e*	Sepracor, Inc	8,639
149,405	e*	Serologicals Corp	2,779
151,038		Serono S.A. (B Shs)	107,714
51,400		Serono S.A. ADR	902
739,431		Sherwin-Williams Co	25,688
1,736,416		Shin-Etsu Chemical Co Ltd	70,967
3,928,264		Shionogi & Co Ltd	73,162
215,009		Shiseido Co Ltd	2,614
225,000		Showa Denko KK	506
548,689	*	SICOR, Inc	14,924
431,029		Sigma-Aldrich Corp	24,646
56,361	*	Sirna Therapeutics, Inc	293
4,583,047		SNIA S.p.A.	11,388
714,089	b*	Solutia, Inc	261
221		Solvay S.A.	19
36,695		Stepan Co	941
446,000	e	Sumitomo Bakelite Co Ltd	2,909
1,040,140		Sumitomo Chemical Co Ltd	4,290
209,128	e*	SuperGen, Inc	2,300
93,009	e*	SurModics, Inc	2,223
168,400		Suzuken Co Ltd	5,468
271,254		Taisho Pharmaceutical
		Co Ltd	4,850
2,496,994		Takeda Chemical
		Industries Ltd	99,022

159,990	*	Tanox, Inc	$ 2,376
3,403,925		Teijin Ltd	10,005
473,600		Tenma Corp	4,826
87,820	*	Terra Industries, Inc	291
141,294	*	Third Wave Technologies, Inc	643
699,234		Toray Industries, Inc	2,923
150,000		Tosoh Corp	501
225,000		UBE Industries Ltd	451
157,843		UCB S.A.	5,951
300,350	*	Unifi, Inc	1,937
113,876	*	United Therapeutics Corp	2,613
58,858	e*	USANA Health Sciences, Inc	1,801
538,304		USEC, Inc	4,522
487,979		Valeant Pharmaceuticals
		International	12,273
318,215		Valspar Corp	15,726
519,076	*	Vertex Pharmaceuticals, Inc	5,310
3,600	*	Vical, Inc	18
306,442	*	Vicuron
		Pharmaceuticals, Inc	5,715
55,058	*	Virbac Corp	358
751,448	*	Watson
		Pharmaceuticals, Inc	34,567
209,298		Wellman, Inc	2,137
894,775		Wesfarmers Ltd	17,859
76,522		West Pharmaceutical
		Services, Inc	2,594
52	*	Women First Healthcare, Inc	0
441,588	*	WR Grace & Co	1,135
12,554,755		Wyeth	532,949
548,999		Yamanouchi
		Pharmaceutical Co Ltd	17,059
78,170	e	Zeltia S.A.	552
74,274	*	Zymogenetics, Inc	1,151

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	11,502,009

COAL MINING—0.04%
307,226		Arch Coal, Inc	9,576
127,252	e	Consol Energy, Inc	3,296
413,602		Massey Energy Co	8,603
424,146		Peabody Energy Corp	17,691
40,636	*	Westmoreland Coal Co	711

		TOTAL COAL MINING	39,877

COMMUNICATIONS—6.19%
63,577	*	Acme Communication, Inc	559
9,304	*	AirGate PCS, Inc	23
8,874	*	Alaska Communications
		Systems Group, Inc	42
248,101	b,e*	Allegiance Telecom, Inc	9
1,754,855		Alltel Corp	81,741
1,023,422	*	American Tower Corp
		(Class A)	11,073

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-15

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

COMMUNICATIONS—(Continued)
53,024	e*	Antena 3 Television S.A.	$ 2,337
6,523,367		AT&T Corp	132,424
10,580,053	*	AT&T Wireless Services, Inc	84,535
2,434,213	*	Avaya, Inc	31,499
1,152,811		BCE, Inc	25,782
48,705	*	Beasley Broadcast
		Group, Inc (Class A)	800
11,251,238		BellSouth Corp	318,410
104,882	e*	Boston Communications
		Group	974
10,769,856		British Sky Broadcasting
		Group plc	135,536
15,884,300		BT Group plc	53,529
5,559,387		Cable & Wireless plc	13,286
841,874	*	Cablevision Systems
		Corp (Class A)	19,691
55,148	*	Centennial
		Communications Corp	290
843,429		CenturyTel, Inc	27,513
1,750,214	e*	Charter Communications,
		Inc (Class A)	7,036
1,221,132	*	Cincinnati Bell, Inc	6,167
5,752,317		Clear Channel
		Communications, Inc	269,381
10,512,105	*	Comcast Corp	345,533
4,107,902	*	Comcast Corp Special	128,495
146,500	*	Commonwealth Telephone
		Enterprises, Inc	5,530
1,332,731	*	Cox Communications, Inc
		(Class A)	45,913
291,993	*	Cox Radio, Inc (Class A)	7,367
744,444	*	Crown Castle International
		Corp	8,211
137,766	*	Crown Media Holdings, Inc
		(Class A)	1,139
111,277		CT Communications, Inc	1,502
293,697	*	Cumulus Media, Inc
		(Class A)	6,461
58,402		D&E Communications, Inc	847
6,402,405	e*	Deutsche Telekom AG. (Regd)	117,178
217,042	*	Digital Generation Systems	486
181,081	e*	Dobson Communications
		Corp (Class A)	1,190
1,203,097	*	EchoStar Communications
		Corp (Class A)	40,905
191,299		Elisa Oyj	2,558
297,262	*	Emmis Communications
		Corp (Class A)	8,041
436,519	*	Entercom Communications
		Corp	23,118
198,811	*	Entravision Communications
		Corp (Class A)	2,207
19,088,951	*	Ericsson (LM) (B Shs)	$ 34,223
28,664	*	Fisher Communications, Inc	1,462
617,967	*	Foundry Networks, Inc	16,908
1,558,477	*	Fox Entertainment
		Group, Inc (Class A)	45,430
2,860,876	*	France Telecom S.A.	81,770
270		Fuji Television Network, Inc	1,461
409,000	e	Fujikura Ltd	2,412
278,469	*	General Communication, Inc
		(Class A)	2,423
133,302		Global Payments, Inc	6,281
1,596,183		GN Store Nord	10,356
88,847	*	Golden Telecom, Inc	2,466
209,403		Gray Television, Inc	3,166
8,700		Gray Television, Inc (Class A)	132
295,104		Hearst-Argyle Television, Inc	8,133
1		Hellenic Telecommunications
		Organization S.A.	0
90,850		Hickory Tech Corp	1,040
4,079,023	*	Hughes Electronics Corp com	67,508
12,347	*	Hungarian Telephone &
		Cable	122
853		i-CABLE
		Communications Ltd	0
175,853	*	IDT Corp	3,895
106,366	*	IDT Corp (Class B)	2,460
412,706	*	Infonet Services Corp
		(Class B)	702
308,954	*	Insight
		Communications Co, Inc	3,185
3,927,562	e*	InterActiveCorp	133,262
4,469	*	ITXC Corp	19
119,204	e*	j2 Global
		Communications, Inc	2,953
13,777		Japan Telecom Co Ltd	36,895
6,241		KDDI Corp	35,756
21,164,844	*	KPN NV	163,381
13,481,719	e*	Level 3
		Communications, Inc	76,846
114,952		Liberty Corp	5,195
187,756	*	Lightbridge, Inc	1,709
204,667	*	Lin TV Corp (Class A)	5,282
72,778	*	Lodgenet
		Entertainment Corp	1,330
27,425,700	e*	Lucent Technologies, Inc	77,889
136,421	*	Mastec, Inc	2,020
401,379	e*	McLeodUSA, Inc (Class A)	594
335,175	*	Mediacom
		Communications Corp	2,906
628,326		Mediaset S.p.A.	7,466
123,433	e*	Metro One
		Telecommunications, Inc	321

ST-16 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

  Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

COMMUNICATIONS—(Continued)
41,969		Modern Times Group AB
		(B Shs)	$ 884
193,561	*	Net2Phone, Inc	1,316
4,957,506	*	Nextel Communications, Inc
		(Class A)	139,108
536,067	e*	Nextel Partners, Inc
		(Class A)	7,210
87,930	e*	NII Holdings, Inc (Class B)	6,562
8,624		Nippon Telegraph &
		Telephone Corp	41,603
147,590		Nippon Television
		Network Corp	21,938
99,888		North Pittsburgh
		Systems, Inc	1,889
359,393	e*	NTL, Inc	25,068
7,865	*	NTL, Inc (CW11)	77
40,126		NTT Docomo, Inc	90,983
192,384	*	PanAmSat Corp	4,148
197,033	*	Paxson
		Communications Corp	759
21,822	e*	Pegasus
		Communications Corp	613
818,779		Portugal Telecom SGPS S.A.
		(Regd)	8,241
300,969	*	Price Communications Corp	4,132
330,908	e*	Primus Telecommunications
		Group	3,369
21,736		Pt Multimedia Servicos de
		Telecomunicacoes e
		Multimedia SGPS S.A.	422
313,649	e*	PTEK Holdings, Inc	2,763
611,672	e	Publishing &
		Broadcasting Ltd	5,770
6,581,624	e*	Qwest Communications
		International, Inc	28,433
338,843	*	Radio One, Inc (Class A)	6,624
121,506	*	Radio One, Inc (Class D)	2,345
382,758	e*	RCN Corp	306
181,310	*	Regent
		Communications, Inc	1,151
908,176		Rogers Communications,
		Inc (Class B)	14,997
92,274	*	Saga Communications, Inc
		(Class A)	1,710
62,422	*	Salem Communications
		Corp (Class A)	1,693
20,384,148		SBC Communications, Inc	531,415
4,094,819	e*	Seat Pagine Gialle S.p.A.	3,900
22,015		Shenandoah Telecom Co	1,128
219,038	*	Sinclair Broadcast
		Group, Inc (Class A)	3,268
8,315,530		Singapore
		Telecommunications Ltd	$ 9,597
6,025		Sk Telecom	1,006
120,987		Sky Network Television Ltd	445
744,000		SmarTone
		Telecommunications
		Holding Ltd	762
151,245	e	Societe Television
		Francaise 1 (T.F.1)	5,281
237,381	*	Spanish Broadcasting
		System, Inc (Class A)	2,493
5,204,256		Sprint Corp (FON Group)	85,454
5,437,606	*	Sprint Corp (PCS Group)	30,559
4,471	*	SR Telecom, Inc	28
86,471		SureWest Communications	3,495
12,538		Swisscom AG. (Regd)	4,136
189,378	e*	Talk America Holdings, Inc	2,182
57,900	e*	Tandberg ASA	426
23,160		TDC a/s	836
79,265		Tele2 AB (B Shs)	4,230
3,207,599	e	Telecom Corp of
		New Zealand Ltd	11,309
3,692,846	e*	Telecom Italia S.p.A.	10,946
11,113,388	*	Telecom Italia S.p.A.	22,639
15,183,278	e	Telefonica S.A.	222,923
7,408		Telefonica S.A. (Spon ADR)	327
1,003,000		Telekom Austria AG.	12,398
2,450,751		Telenor ASA	16,024
379,807		Telephone & Data
		Systems, Inc	23,757
3,891,300		Television Broadcasts Ltd	19,648
2,527,037		Telia AB	13,205
3,624,519		Telstra Corp Ltd	13,163
53,269		TELUS Corp (Non-Vote)	998
11,755,068		TIM S.p.A.	63,905
286,117	*	Time Warner Telecom, Inc
		(Class A)	2,898
220,979	e*	Tivo, Inc	1,635
54,346		Tokyo Broadcasting
		System, Inc	866
145,306	*	Triton PCS Holdings, Inc
		(Class A)	811
76,817	*	U.S. Cellular Corp	2,727
400	*	U.S. Unwired, Inc (Class A)	0
10,800	*	Ubiquitel, Inc	29
556,030	e*	UnitedGlobalcom, Inc
		(Class A)	4,715
939,827	*	Univision Communications,
		Inc (Class A)	37,302
19,961,966		Verizon
		Communications, Inc	700,266
863,974		Viacom, Inc (Class A)	38,248
10,739,285		Viacom, Inc (Class B)	476,609

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-17

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

COMMUNICATIONS—(Continued)
202,037,831		Vodafone Group plc	$ 500,924
182,141		Vodafone Group plc
		(Spon ADR)	4,561
7		Vodafone-Panafon S.A.	0
29,078		Warwick Valley Telephone Co	860
110,945	*	West Corp	2,577
392,134	*	Western Wireless Corp
		(Class A)	7,200
123,231	f*	Wiltel Communications
		Group Inc	0
191,300	*	Wireless Facilities, Inc	2,843
512,607	e*	XM Satellite Radio
		Holdings, Inc	13,512
92,184	*	Young Broadcasting, Inc
		(Class A)	1,847

		TOTAL COMMUNICATIONS	6,165,104

DEPOSITORY INSTITUTIONS—12.03%
97,268		1st Source Corp	2,092
611,000		77 Bank Ltd	3,444
380,000		Abbey National plc	3,612
64,560		ABC Bancorp	1,031
4,371,786	e	ABN Amro Holding NV	102,291
1,320,795		Allied Irish Banks plc	21,208
454,961		Allied Irish Banks plc
		(United Kingdom)	7,259
178,428		Alpha Bank S.A.	5,397
37,960		American National
		Bankshares, Inc	1,005
25,240	*	AmericanWest Bancorp	575
1,757,655		AmSouth Bancorp	43,063
138,044		Anchor Bancorp
		Wisconsin, Inc	3,437
55,095		Arrow Financial Corp	1,530
367,582		Associated Banc-Corp	15,677
977,869		Astoria Financial Corp	36,377
4,417,103	e	Australia & New Zealand
		Banking Group Ltd	58,840
17,024	*	Banc Corp	145
89,167	e	Banca Fideuram S.p.A.	530
545,209	e	Banca Monte dei Paschi
		di Siena S.p.A.	1,723
1,542,457		Banca Nazionale Del
		Lavoro S.p.A.	3,687
25,099		Bancfirst Corp	1,473
12,004,015	e	Banco Bilbao Vizcaya
		Argentaria S.A.	165,797
17,044,000		Banco Comercial Portugues
		S.A. (Regd)	38,052
500,000		Banco Popolare di Verona
		e Novara Scrl	8,464
430,104	e	Banco Popular Espanol	25,661
7,001,294	e	Banco Santander Central
		Hispano S.A.	$ 82,924
442,239		Bancorpsouth, Inc	10,490
14,984		BancTrust Financial
		Group, Inc	240
25,813	*	Bank Austria
		Creditanstalt AG.	1,319
290,343		Bank Mutual Corp	3,307
8,801,845		Bank Of America Corp	707,932
1,787,252		Bank Of East Asia Ltd	5,490
1,874,000	e	Bank Of Fukuoka Ltd	7,869
90,146		Bank Of Granite Corp	1,963
588,648		Bank Of Hawaii Corp	24,841
1,250,066		Bank Of Ireland (Dublin)	17,061
1,294,556		Bank Of Ireland (London)	17,635
1,458,544	e	Bank Of Montreal	60,385
4,166,928		Bank Of New York Co, Inc	138,009
1,123,649	e	Bank of Nova Scotia	57,215
63,652		Bank Of The Ozarks, Inc	1,433
2,103,927	e	Bank Of Yokohama Ltd	9,777
6,619,603		Bank One Corp	301,788
1,017	*	Bank United Corp
		(Contingent
		Payment Rts)	0
296,754		BankAtlantic Bancorp, Inc
		(Class A)	5,638
790,877		Banknorth Group, Inc	25,727
189,502	*	BankUnited Financial Corp
		(Class A)	4,887
68,978		Banner Corp	1,735
19,664,322		Barclays plc	175,395
448,299		Bay View Capital Corp	959
795,485	*	Bayerische Hypo-und
		Vereinsbank AG.	18,402
2,831,831		BB&T Corp	109,422
41,663		Berkshire Hills Bancorp, Inc	1,508
2,368,180	e	BNP Paribas	149,116
3,301,000		BOC Hong Kong
		Holdings Ltd	6,208
87,201	*	BOK Financial Corp	3,376
135,414		Boston Private Financial
		Holdings, Inc	3,364
6,900		Bostonfed Bancorp, Inc	241
255,904		BPI-SGPS S.A. (Regd)	943
49,968		Bryn Mawr Bank Corp	1,224
60,059		BSB Bancorp, Inc	2,372
20,878		C&F Financial Corp	829
38,578		Camco Financial Corp	669
53,285		Camden National Corp	1,618
1,099,944	e	Canadian Imperial Bank
		Of Commerce	54,476
58,793		Capital City Bank
		Group, Inc	2,704

ST-18 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
23,438	*	Capital Corp of the West	$ 929
1,767,255	e*	Capitalia S.p.A.	5,172
124,737		Capitol Federal Financial	4,498
83,797		Cascade Bancorp	1,614
127,835		Cathay General Bancorp	7,118
7,204		Cavalry Bancorp, Inc	127
27,250		CB Bancshares, Inc	1,730
56,881		CCBT Financial Cos, Inc	1,988
38,113		Center Bancorp, Inc	749
20,823		Center Financial Corp	567
54,490	*	Central Coast Bancorp	988
95,338		Central Pacific
		Financial Corp	2,864
21,509		Century Bancorp, Inc
		(Class A)	763
81,428		CFS Bancorp, Inc	1,208
25,642	e	Charter Financial Corp	956
4,342,899		Charter One Financial, Inc	150,047
162,040		Chemical Financial Corp	5,897
760,540		Chiba Bank Ltd	3,115
226,843		Chittenden Corp	7,631
36,482,888		Citigroup, Inc	1,770,879
1,900	*	Citigroup, Inc
		(Litigation Wts)	2
278,446		Citizens Banking Corp	9,111
58,897		Citizens First Bancorp, Inc	1,343
58,567		Citizens South Banking Corp	817
53,785		City Bank	1,748
111,746		City Holding Co	3,911
197,427		City National Corp	12,264
19,253		CNB Financial Corp	810
26,758		Coastal Bancorp, Inc	1,100
66,737		Coastal Financial Corp	1,177
52,379		CoBiz, Inc	965
616,852		Colonial Bancgroup, Inc	10,684
38,111		Columbia Bancorp	1,218
46,700		Columbia Bancorp (Oregon)	806
91,908		Columbia Banking
		System, Inc	1,991
1,040,364		Comerica, Inc	58,323
433,042		Commerce Bancorp, Inc	22,813
338,759		Commerce Bancshares, Inc	16,606
18,582		Commercial
		Bankshares, Inc	624
49,200	*	Commercial Capital
		Bancorp, Inc	1,053
293,942		Commercial Federal Corp	7,851
2,799,389	e*	Commonwealth Bank of
		Australia	62,116
20,462		Community Bank of
		North Virginia	388
80,552		Community Bank
		System, Inc	$ 3,947
82,700		Community Trust
		Bancorp, Inc	2,498
673,142		Compass Bancshares, Inc	26,461
2,364,094	*	Concord EFS, Inc	35,083
120,120		Corus Bankshares, Inc	3,791
1,724,866	e	Credit Agricole S.A.	41,185
3,490,944		Credit Suisse Group	127,726
263,580		Cullen/Frost Bankers, Inc	10,693
241,301		CVB Financial Corp	4,655
200		Dah Sing Financial
		Holdings Ltd	1
879,769		Danske Bank a/s	20,641
2,425,880		DBS Group Holdings Ltd	20,998
492,356		Deutsche Bank AG. (Regd)	40,802
1,019,976	e	Dexia	17,574
145,514		Dime Community
		Bancshares	4,476
3,674,045	e	DnB Holding ASA	24,520
101,762		Downey Financial Corp	5,017
158,847		East West Bancorp, Inc	8,527
19,047		Eastern Virginia
		Bankshares, Inc	549
48,197		EFG Eurobank Ergasias S.A.	939
30,977		ESB Financial Corp	508
97,247	*	Euronet Worldwide, Inc	1,750
23,638		EverTrust Financial
		Group, Inc	753
23,668		Exchange National
		Bancshares, Inc	856
40,579		Farmers Capital Bank Corp	1,380
15,576		FFLC Bancorp, Inc	448
103,339		Fidelity Bankshares, Inc	3,245
3,117,874		Fifth Third Bancorp	184,266
54,084		Financial Institutions, Inc	1,527
48,523		First Bancorp
		(North Carolina)	1,524
189,338		First Bancorp (Puerto Rico)	7,488
54,747		First Busey Corp (Class A)	1,478
203,011		First Charter Corp	3,969
9,160		First Citizens Banc Corp	260
40,667		First Citizens Bancshares,
		Inc (Class A)	4,942
394,715		First Commonwealth
		Financial Corp	5,629
80,537		First Community Bancorp	2,911
64,526		First Community
		Bancshares, Inc	2,140
44,875		First Essex Bancorp, Inc	2,609
113,632		First Federal Capital Corp	2,559
12,010		First Federal Financial
		Of Kentucky	302

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-19

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
231,565		First Financial Bancorp	$ 3,693
98,654		First Financial
		Bankshares, Inc	4,114
91,234		First Financial Corp
		(Indiana)	2,738
88,007		First Financial Holdings, Inc	2,751
11,908		First M & F Corp	451
102,058		First Merchants Corp	2,605
280,200		First Midwest Bancorp, Inc	9,081
50,912		First National Corp	1,528
42,465		First Oak Brook
		Bancshares, Inc	1,274
16,005		First Of Long Island Corp	688
73,743		First Republic Bank	2,640
165,439		First Sentinel Bancorp, Inc	3,484
20,004		First South Bancorp, Inc	730
40,794		First State Bancorp	1,418
1,100,396		First Tennessee
		National Corp	48,527
18,355		First United Corp	447
26,905		Firstbank Corp	838
98,436		Firstfed America
		Bancorp, Inc	2,562
114,337	*	FirstFed Financial Corp	4,974
404,683		FirstMerit Corp	10,914
28,688		Flag Financial Corp	370
195,163		Flagstar Bancorp, Inc	4,180
7,246,484		FleetBoston Financial Corp	316,309
31,645		FloridaFirst Bancorp, Inc	1,047
100,920		Flushing Financial Corp	1,845
18,401		FMS Financial Corp	331
257,637		FNB Corp	9,133
38,539		FNB Corp (Virginia)	1,145
25,170		FNB Corp, Inc	533
11,777		Foothill Independent
		Bancorp	279
16,734		ForeningsSparbanken AB	329
1,083,689		Fortis	21,789
462,027	*	Fortis (Strip Vvpr)	6
18,250		Franklin Financial Corp	561
108,368		Frontier Financial Corp	3,593
605,111		Fulton Financial Corp	13,258
21,136		GA Financial, Inc	734
22,796		GB&T Bancshares, Inc	539
119,186		Glacier Bancorp, Inc	3,862
233,032		Gold Banc Corp, Inc	3,276
681,506		Golden West Financial Corp	70,325
38,587		Great Southern
		Bancorp, Inc	1,789
12,246		Greater Community Bancorp	208
14,006		Greene County
		Bancshares, Inc	326
885,999		Greenpoint Financial Corp	$ 31,293
420,000		Gunma Bank Ltd	1,877
89,783		Hancock Holding Co	4,899
941,794		Hang Seng Bank Ltd	12,374
61,299		Hanmi Financial Corp	1,212
140,478		Harbor Florida
		Bancshares, Inc	4,174
158,935		Harleysville National Corp	4,784
52,557		Heartland Financial
		U.S.A., Inc	978
40,916	*	Heritage Commerce Corp	501
32,253		Heritage Financial Corp	706
1,717,564		Hibernia Corp (Class A)	40,380
47,556		Horizon Financial Corp	833
3,841,933		HSBC Holdings plc
		(Hong Kong)	60,621
26,157,589		HSBC Holdings plc
		(United Kingdom)	411,133
379,031		Hudson City Bancorp, Inc	14,471
102,809		Hudson River Bancorp, Inc	4,013
230,435		Hudson United Bancorp	8,515
81,850	e	Humboldt Bancorp	1,434
1,289,671		Huntington Bancshares, Inc	29,018
45,530		IberiaBank Corp	2,686
15,236		IBT Bancorp, Inc	902
87,693		Independent Bank Corp
		(Massachusetts)	2,527
133,163		Independent Bank Corp
		(Michigan)	3,777
305,906		IndyMac Bancorp, Inc	9,113
102,852		Integra Bank Corp	2,260
118,009	*	Intercept, Inc	1,332
62,481		Interchange Financial
		Services Corp	1,581
159,996		International Bancshares
		Corp	7,544
6,113,691	e	IntesaBci S.p.A.	23,906
1,911,893		IntesaBci S.p.A. (Rnc)	5,474
112,651		Irwin Financial Corp	3,537
32,163	*	Itla Capital Corp	1,611
10,784,444		J.P. Morgan Chase & Co	396,113
937,034		Joyo Bank Ltd	3,060
404,591		KBC Bancassurance
		Holding NV	18,892
2,228,498		KeyCorp	65,340
17,753		Klamath First Bancorp, Inc	471
81,309		Lakeland Bancorp, Inc	1,306
33,662		Lakeland Financial Corp	1,189
8,581,810		Lloyds TSB Group plc	68,825
24,493		LNB Bancorp, Inc	497
56,343		LSB Bancshares, Inc	980
390,922		M & T Bank Corp	38,428
52,339		Macatawa Bank Corp	1,482

ST-20 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
417,978		Macquarie Bank Ltd	$ 11,199
177,392		MAF Bancorp, Inc	7,433
84,710		Main Street Banks, Inc	2,245
40,311		MainSource Financial
		Group, Inc	1,236
1,310,475		Marshall & Ilsley Corp	50,126
120,706		MB Financial, Inc	4,394
48,877		MBT Financial Corp	807
2,541,738		Mellon Financial Corp	81,615
31,601		Mercantile Bank Corp	1,153
424,419		Mercantile Bankshares Corp	19,345
27,061		Merchants Bancshares, Inc	827
159,349		Mid-State Bancshares	4,054
64,369	e	Midwest Banc Holdings, Inc	1,432
1,063,000		Mitsubishi Securities Co Ltd	11,575
16,282		Mitsubishi Tokyo Financial
		Group, Inc	127,011
518,300		Mitsui Trust Holdings, Inc	2,897
8,134		Mizuho Financial Group, Inc	24,667
22,154		MutualFirst Financial, Inc	561
59,496		Nara Bancorp, Inc	1,624
19,496		NASB Financial, Inc	817
3,077,292	e	National Australia Bank Ltd	69,442
718,930	e	National Bank Of Canada	24,000
1,288,166		National Bank Of
		Greece S.A.	33,699
16,390		National Bankshares, Inc	809
5,931,065		National City Corp	201,300
1,184,155		National Commerce
		Financial Corp	32,304
138,029		National Penn
		Bancshares, Inc	4,433
45,446		NBC Capital Corp	1,212
202,204		NBT Bancorp, Inc	4,335
341,482		NetBank, Inc	4,559
1,645,596		New York Community
		Bancorp, Inc	62,615
876,656		Nordea AB (Finland)	6,564
6,906,996	e	Nordea AB (Sweden)	51,836
1,225,792		North Fork Bancorp, Inc	49,608
2,938		Northern States
		Financial Corp	85
1,026,977		Northern Trust Corp	47,672
74,678		Northwest Bancorp, Inc	1,595
8,575		Oak Hill Financial, Inc	264
69,490		OceanFirst Financial Corp	1,887
261,301	*	Ocwen Financial Corp	2,315
338,629		Old National Bancorp	7,738
4,457		Old Point Financial Corp	141
45,801		Old Second Bancorp, Inc	2,267
54,774		Omega Financial Corp	2,108
6,613		Oneida Financial Corp	146
980,074		Oversea-Chinese Banking
		Corp Ltd	$ 6,983
13,900		PAB Bankshares, Inc	216
234,573		Pacific Capital Bancorp	8,637
66,798		Pacific Union Bank	1,705
61,154		Park National Corp	6,920
31,069		Parkvale Financial Corp	834
43,339		Partners Trust Financial
		Group, Inc	1,474
39,146		Patriot Bank Corp	1,120
44,995		Peapack Gladstone
		Financial Corp	1,395
35,074		Pennfed Financial
		Services, Inc	1,175
50,829		Pennrock Financial
		Services Corp	1,580
11,632		Penns Woods Bancorp, Inc	543
63,860		Peoples Bancorp, Inc	1,885
147,376		People’s Bank	4,804
56,143		Peoples Holding Co	1,853
103,738		PFF Bancorp, Inc	3,764
106,074		Piraeus Bank S.A.	1,295
1,632,028		PNC Financial Services
		Group, Inc	89,321
160,956		Provident Bankshares Corp	4,739
207,113	e	Provident Financial
		Group, Inc	6,617
18,079		Provident Financial
		Holdings	656
310,397		Provident Financial
		Services, Inc	5,867
123,634		R & G Financial Corp
		(Class B)	4,921
1,135,229		Regions Financial Corp	42,231
388,827		Republic Bancorp, Inc	5,245
46,733		Republic Bancorp, Inc
		(Class A) (Kentucky)	913
37,469		Republic Bancshares, Inc	1,179
4,243,818	e	Resona Holdings, Inc	5,346
29,510		Resource Bankshares Corp	930
93,284		Riggs National Corp	1,542
34,434		Royal Bancshares Of
		Pennsylvania (Class A)	878
1,433,381	e	Royal Bank Of Canada	68,549
67,800		Royal Bank Of Canada
		(New York)	3,233
9,007,175		Royal Bank Of Scotland
		Group plc	265,404
177,781		S & T Bancorp, Inc	5,316
74,610		S.Y. Bancorp, Inc	1,534
889,505		Sanpaolo IMI S.p.A.	11,601
57,021		Santander Bancorp	1,388

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-21

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
76,963		Seacoast Banking Corp
		Of Florida	$ 1,336
174,513		Seacoast Financial
		Services Corp	4,783
55,871		Second Bancorp, Inc	1,475
17,368		Security Bank Corp	547
1,428,168		Shizuoka Bank Ltd	10,554
22,015		Shore Bancshares, Inc	839
11,523		Sierra Bancorp	181
217,498	*	Silicon Valley Bancshares	7,845
94,506		Simmons First National
		Corp (Class A)	2,637
396,335	e	Skandinaviska Enskilda
		Banken (A Shs)	5,839
507,849		Sky Financial Group, Inc	13,174
1,193,471	e	Societe Generale (A Shs)	105,377
81,798		Sound Federal Bancorp, Inc	1,275
357,688		South Financial Group, Inc	9,965
26,725		Southern Financial
		Bancorp, Inc	1,151
39,346		Southside Bancshares, Inc	728
1,951,045		SouthTrust Corp	63,858
189,617		Southwest Bancorp Of
		Texas, Inc	7,367
68,302		Southwest Bancorp, Inc	1,221
1,609,237		Sovereign Bancorp, Inc	38,219
37,373		Standard Chartered plc	617
49,874		State Bancorp, Inc	1,210
30,634		State Financial Services
		Corp (Class A)	814
1,685,393		State Street Corp	87,775
361,003		Staten Island Bancorp, Inc	8,123
87,868		Sterling Bancorp	2,504
272,381		Sterling Bancshares, Inc	3,631
113,052		Sterling Financial Corp
		(Pennsylvania)	3,137
103,881	*	Sterling Financial Corp
		(Spokane)	3,556
8,951	e	Sumitomo Mitsui Financial
		Group Inc	47,691
1,924,809	e	Sumitomo Trust & Banking
		Co Ltd	11,315
34,589		Summit Bancshares, Inc	964
43,377	*	Sun Bancorp, Inc
		(New Jersey)	1,145
35,366		Sun Bancorp, Inc
		(Pennsylvania)	671
1,387,408		Suncorp-Metway Ltd	12,952
1,191,160		SunTrust Banks, Inc	85,168
37,000		Suruga Bank Ltd	238
1,749,060		Svenska Handelsbanken
		AB (A Shs)	35,733
262,583		Svenska Handelsbanken
		AB (B Shs)	$ 5,200
1,680,023		Synovus Financial Corp	48,586
8,654		Taylor Capital Group, Inc	230
994,390		TCF Financial Corp	51,062
163,844		Texas Regional Bancshares,
		Inc (Class A)	6,062
161,006	*	TierOne Corp	3,697
34,834		Trico Bancshares	1,099
55,415		Troy Financial Corp	1,940
125,551		Trust Co Of New Jersey	4,982
516,397		Trustco Bank Corp NY	6,791
254,000		Trustmark Corp	7,435
18,689,914		U.S. Bancorp	556,586
84,770		U.S.B. Holding Co, Inc	1,644
5,018,124		UBS AG. (Regd)	343,671
114,000	e	UBS AG. (Regd) (New York)	7,751
279,726		UCBH Holdings, Inc	10,901
8,171	e	UFJ Holdings, Inc	39,265
113,740		UMB Financial Corp	5,407
189,911		Umpqua Holdings Corp	3,948
13,230,161		UniCredito Italiano S.p.A.	71,424
49,233		Union Bankshares Corp	1,502
1,487,709		Union Planters Corp	46,848
609,299		UnionBanCal Corp	35,059
216,508		United Bankshares, Inc	6,755
114,416		United Community
		Banks, Inc	3,764
204,903		United Community
		Financial Corp	2,338
1,453,861		United Overseas Bank Ltd	11,300
29,085		United Securities
		Bancshares	842
15,502		United Security Bancshares
		(California)	423
138,008		Unizan Financial Corp	2,795
505,293		Valley National Bancorp	14,755
23,430	*	Virginia Commerce Bancorp	750
47,318		Virginia Financial Group, Inc	1,681
461,326		W Holding Co, Inc	8,585
9,514,857		Wachovia Corp	443,297
23,944		Warwick Community
		Bancorp	824
366,654		Washington Federal, Inc	10,413
86,166		Washington Trust
		Bancorp, Inc	2,258
15,860		Wayne Bancorp, Inc	427
259,203		Webster Financial Corp	11,887
11,866,805		Wells Fargo & Co	698,836
139,674		Wesbanco, Inc	3,868
45,290		West Bancorporation	784
104,406		West Coast Bancorp	2,228
161,119		Westamerica Bancorp	8,008

ST-22 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
15,799	*	Western Sierra Bancorp	$ 743
3,904,195		Westpac Banking Corp	47,036
217,314		Whitney Holding Corp	8,908
61,673		Willow Grove Bancorp, Inc	1,095
320,160		Wilmington Trust Corp	11,526
2		Wing Lung Bank Ltd	0
125,489		Wintrust Financial Corp	5,660
50,838		WSFS Financial Corp	2,280
34,835		Yadkin Valley Bank and
		Trust Co	596
51,723		Yardville National Bancorp	1,331
496,875		Zions Bancorp	30,473

		TOTAL DEPOSITORY
		INSTITUTIONS	11,982,038

EATING AND DRINKING PLACES—0.62%
2,314	*	AFC Enterprises, Inc	45
501,500		Applebee’s International, Inc	19,694
613,777		Aramark Corp (Class B)	16,830
861,109		Autogrill S.p.A.	12,317
8,821	*	Benihana, Inc (Class A)	113
232,141		Bob Evans Farms, Inc	7,535
2,146,204	*	Brinker International, Inc	71,168
3,700	*	Buca, Inc	25
107,982	*	California Pizza
		Kitchen, Inc	2,174
425,009		CBRL Group, Inc	16,261
165,062	*	CEC Entertainment, Inc	7,822
7,404	*	Champps
		Entertainment, Inc	55
2,200	*	Checkers Drive-In
		Restaurant	23
71,404	*	Chicago Pizza & Brewery, Inc	1,065
322,638	e*	CKE Restaurants, Inc	2,062
3,113,692		Compass Group plc	21,181
1,041,997		Darden Restaurants, Inc	21,924
93,304	e*	Dave & Buster’s, Inc	1,183
272,100	e	Doutor Coffee Co Ltd	4,235
646,646		Enterprise Inns Plc	11,738
2,307,033		Granada plc	5,039
131,236		IHOP Corp	5,050
231,462	*	Jack In The Box, Inc	4,944
276,664	e*	Krispy Kreme Doughnuts, Inc	10,126
139,890		Landry’s Restaurants, Inc	3,598
115,928		Lone Star Steakhouse &
		Saloon, Inc	2,687
10,296	*	Luby’s, Inc	38
7,244,021		McDonald’s Corp	179,869
131,391	*	O’Charley’s, Inc	2,358
498,015		Outback Steakhouse, Inc	22,017
171,956	e*	P.F. Chang’s China
		Bistro, Inc	8,749
92,160	e*	Papa John’s
		International, Inc	$ 3,076
206,142	*	Rare Hospitality
		International, Inc	5,038
56,350	*	Red Robin Gourmet
		Burgers, Inc	1,715
352,719		Ruby Tuesday, Inc	10,049
301,671	*	Ryan’s Family Steak
		Houses, Inc	4,567
63		Skylark Co Ltd	1
44,100	e	Sodexho Alliance S.A.	1,330
254,091	e*	Sonic Corp	7,780
267,259	*	The Cheesecake Factory, Inc	11,767
149,666	*	The Steak n Shake Co	2,672
170,644		Triarc Cos (Class B)	1,840
86,022	e	Triarc Cos, Inc (Class A)	1,017
8,042		Valora Holding AG.	2,003
717,488	e	Wendy’s International, Inc	28,154
1,287,718		Whitbread plc	16,574
1,713,339	*	Yum! Brands, Inc	58,939

		TOTAL EATING AND
		DRINKING PLACES	618,447

EDUCATIONAL SERVICES—0.18%
1,208,431	*	Apollo Group, Inc
		(Class A)	82,173
102,679	*	Apollo Group, Inc
		(University
		Of Phoenix Online)	7,078
240,032		Benesse Corp	5,980
546,053	*	Career Education Corp	21,880
215,784	*	Corinthian Colleges, Inc	11,989
272,531	*	DeVry, Inc	6,849
392,864	*	Education
		Management Corp	12,194
244,570	*	ITT Educational
		Services, Inc	11,487
73,303	*	Learning Tree
		International, Inc	1,275
106,052	*	Princeton Review, Inc	1,034
71,480		Strayer Education, Inc	7,779
242,644	*	Sylvan Learning
		Systems, Inc	6,986

		TOTAL EDUCATIONAL
		SERVICES	176,704

ELECTRIC, GAS, AND SANITARY SERVICES—3.45%
2,119,672	*	AES Corp	20,010
359,468		AGL Resources, Inc	10,461
1,255,049	e*	Allegheny Energy, Inc	16,014
444,673		Allete, Inc	13,607
509,210		Alliant Energy Corp	12,679
846,018	*	Allied Waste Industries, Inc	11,743

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-23

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
892,520		Ameren Corp	$ 41,056
3,266,443		American Electric
		Power Co, Inc	99,659
102,105		American States Water Co	2,553
1,203,842	*	Aquila, Inc	4,081
338,028		Atmos Energy Corp	8,214
1,156,065		Australian Gas Light Co Ltd	9,782
328,915		Avista Corp	5,960
386	*	Beacon Power Corp	0
12,205,031		BG Group plc	62,652
220,604		Black Hills Corp	6,581
102,177		California Water Service
		Group	2,800
2,577,886	e*	Calpine Corp	12,400
74,118		Cascade Natural Gas Corp	1,563
110,266	*	Casella Waste Systems, Inc
		(Class A)	1,510
1,262,269		Centerpoint Energy, Inc	12,231
78,334		Central Vermont Public
		Service Corp	1,841
9,820,716		Centrica plc	37,095
102,557		CH Energy Group, Inc	4,810
28,490		Chesapeake Utilities Corp	742
509,629		Chubu Electric
		Power Co, Inc	10,628
1,531,567		Cinergy Corp	59,440
1,584,906	*	Citizens
		Communications Co	19,685
48,795	e*	Clean Harbors, Inc	435
292,378		Cleco Corp	5,257
1,573,145		CLP Holdings Ltd	7,497
923,467	*	CMS Energy Corp	7,868
51,205		Connecticut Water
		Service, Inc	1,416
1,329,815	e	Consolidated Edison, Inc	57,195
951,788		Constellation Energy
		Group, Inc	37,272
346,725		Contact Energy Ltd	1,225
12		Daiseki Co Ltd	0
1,542,666		Dominion Resources, Inc	98,468
583,266		DPL, Inc	12,179
1,041,581		DTE Energy Co	41,038
4,266,177	e	Duke Energy Corp	87,243
349,731		Duquesne Light
		Holdings, Inc	6,414
54,439	*	Duratek, Inc	710
1,607,955	e*	Dynegy, Inc (Class A)	6,882
2,786,296	e	E.ON AG.	181,840
66,715	e	E.ON AG. (Spon ADR)	4,366
1,357,646		Edison International	29,773
3,367,549	e	El Paso Corp	27,580
324,528	*	El Paso Electric Co	$ 4,332
13,800	e	Electrabel S.A.	4,338
1,907,256		Electricidade de
		Portugal S.A.	5,028
153,437		Empire District Electric Co	3,365
2,067,519	e	Enagas	22,428
586,722	e	Endesa S.A.	11,286
3,066,581	e	Enel S.p.A.	20,849
242,124		Energen Corp	9,934
781,530		Energy East Corp	17,506
28,872		EnergySouth, Inc	1,011
2,513,786		Entergy Corp	143,613
640,438		Equitable Resources, Inc	27,488
2,891,759		Exelon Corp	191,897
1,968,601		FirstEnergy Corp	69,295
1,058,630		FPL Group, Inc	69,256
95,019	e	Gas Natural SDG S.A.	2,223
336,276		Great Plains Energy, Inc	10,700
192,833		Hawaiian Electric
		Industries, Inc	9,134
7,635,199		Hong Kong & China Gas
		Co Ltd	11,654
1,006,511		Hong Kong Electric
		Holdings Ltd	3,980
1,007,637	e	Iberdrola S.A.	19,916
249,122		Idacorp, Inc	7,454
500,000		International Power plc	1,105
1,110,503		Kansai Electric Power Co, Inc	19,460
1,334,719		Kelda Group plc	11,206
953,556		KeySpan Corp	35,091
561,649		Kinder Morgan, Inc	33,193
452,862		Kurita Water Industries Ltd	5,464
680,104		Kyushu Electric
		Power Co, Inc	11,696
127,972		Laclede Group, Inc	3,654
657,424		MDU Resources Group, Inc	15,653
109,030		MGE Energy, Inc	3,436
67,944		Middlesex Water Co	1,379
70,823	be*	Mirant Corp	28
669,517		National Fuel Gas Co	16,363
3,955,037		National Grid Transco plc	28,338
193,748		New Jersey Resources Corp	7,461
96,888		NGC Holdings Ltd	142
305,670		Nicor, Inc	10,405
1,365,836		NiSource, Inc	29,966
314,962		NiSource, Inc (Sails)	806
584,952		Northeast Utilities	11,798
170,818		Northwest Natural Gas Co	5,253
279,259		NSTAR	13,544
107,945		NUI Corp	1,740
1,610		Oesterreichische
		Elektrizitaetswirtschafts
		AG. (A Shs)	188

ST-24 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
497,146		OGE Energy Corp	$ 12,026
567,108		Oneok, Inc	12,522
7,604,445		Osaka Gas Co Ltd	20,577
168,170		Otter Tail Corp	4,495
170,947		Peoples Energy Corp	7,187
1,165,108		Pepco Holdings, Inc	22,766
1,910,418	*	PG&E Corp	53,052
449,635		Philadelphia Suburban Corp	9,937
147,503		Piedmont Natural
		Gas Co, Inc	6,410
521,166		Pinnacle West Capital Corp	20,857
263,611		PNM Resources, Inc	7,407
1,476,042		PPL Corp	64,577
1,213,448		Progress Energy, Inc	54,921
496,039	*	Progress Energy, Inc (Cvo)	223
1,151,608		Public Service Enterprise
		Group, Inc	50,440
542,796		Puget Energy, Inc	12,902
29,073		Puma AG. Rudolf Dassler
		Sport	5,134
613,559		Questar Corp	21,567
1,607,924	*	Reliant Resources, Inc	11,834
1,311,441		Republic Services, Inc	33,612
98,603		Resource America, Inc
		(Class A)	1,479
152,345	e	RWE AG.	6,028
577,465		SCANA Corp	19,778
336,731		Scottish & Southern
		Energy plc	4,057
3,903,362		Scottish Power plc	26,011
187,234		SEMCO Energy, Inc	917
1,095,781		Sempra Energy	32,939
160,000		Severn Trent plc	2,145
760,055	e*	Sierra Pacific Resources	5,579
13,744		SJW Corp	1,227
5,935,652		Snam Rete Gas S.p.A.	25,156
82,329		South Jersey Industries, Inc	3,334
5,245,792		Southern Co	158,685
366,539	*	Southern Union Co	6,744
214,995		Southwest Gas Corp	4,827
67,288	e	Southwest Water Co	1,080
192,867	*	Stericycle, Inc	9,007
443,658	e	Suez S.A.(France)	8,915
854,617	e	TECO Energy, Inc	12,315
75,965		Texas Genco Holdings, Inc	2,469
1,055,370		Tohoku Electric
		Power Co, Inc	17,499
1,262,041		Tokyo Electric Power Co, Inc	27,674
18,851,311	e	Tokyo Gas Co Ltd	67,194
82,600		Tomra Systems ASA	498
319,676	e	TransAlta Corp	4,584
2,036,280		TXU Corp	$ 48,301
206,189		UGI Corp	6,990
81,966		UIL Holdings Corp	3,697
414,043	e	Union Fenosa S.A.	7,776
191,268		Unisource Energy Corp	4,717
262,929		United Utilities plc	2,332
932,630		United Utilities plc (A Shs)	5,084
10,200		Unitil Corp	263
386,221		Vectren Corp	9,520
5,285,396	e	Vivendi Universal S.A.	128,468
208,627	*	Waste Connections, Inc	7,880
4,751,273		Waste Management, Inc	140,638
1,251		West Japan Railway Co	4,914
442,346		Westar Energy, Inc	8,958
127,960		Western Gas Resources, Inc	6,046
247,246		WGL Holdings, Inc	6,871
4,474,220		Williams Cos, Inc	43,937
617,358		Wisconsin Energy Corp	20,651
181,190	e	WPS Resources Corp	8,376
2,044,979		Xcel Energy, Inc	34,724
22,000,000		Xinao Gas Holdings Ltd	12,256

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	3,433,497

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.87%
146,395	*	Actel Corp	3,528
5,148	*	Active Power, Inc	15
3,821,365	e*	ADC Telecommunications,
		Inc	11,349
198,965		Adtran, Inc	6,168
118,860	*	Advanced Energy
		Industries, Inc	3,096
1,224,383	*	Advanced Fibre
		Communications, Inc	24,671
1,615,100	*	Advanced Micro Devices, Inc	24,065
3,781	*	Advanced Power
		Technology, Inc	33
844,465		Advantest Corp	66,977
395,428	*	Aeroflex, Inc	4,623
3,481,816	*	Agere Systems, Inc (Class A)	10,620
6,583,091	*	Agere Systems, Inc (Class B)	19,091
3,261,428	e	Alcatel S.A.	42,002
136,132	*	Alcatel S.A. (Spon ADR)	1,749
156,331	*	Alliance Semiconductor Corp	1,112
185,000	e	Alps Electric Co Ltd	2,707
682,409	e	Alstom	1,076
3,092,007	*	Altera Corp	70,189
1,056,285		American Power
		Conversion Corp	25,826
168,086		Ametek, Inc	8,112
472,935	*	Amkor Technology, Inc	8,612
97,539	*	Amphenol Corp (Class A)	6,236

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-25

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,500	*	Anadigics, Inc	$ 9
1,731,833		Analog Devices, Inc	79,058
148,194	*	Anaren Microwave, Inc	2,092
135,335		Applica, Inc	1,029
1,787,314	*	Applied Micro Circuits Corp	10,688
57,171		Applied Signal
		Technology, Inc	1,316
396,329	*	Arris Group, Inc	2,869
216,762	*	Artesyn Technologies, Inc	1,847
115,143	*	Artisan Components, Inc	2,360
303,000		ASM Pacific Technology Ltd	1,327
4,621,032	e*	ASML Holding NV	91,628
561,838	*	ASML Holding NV
		(New York Shs)	11,265
773,942	*	ATI Technologies, Inc	11,673
4,256,539	*	Atmel Corp	25,582
182,373	*	ATMI, Inc	4,220
381,785	e*	Avanex Corp	1,905
247,870		AVX Corp	4,120
60	*	AXT, Inc	0
197,367		Baldor Electric Co	4,510
68,500	*	Ballard Power Systems, Inc	813
5,200		Bang & Olufsen a/s (B Shs)	218
4,100		Barco NV	359
63,480		Bel Fuse, Inc (Class B)	2,071
250,987	*	Benchmark Electronics,
		Inc	8,737
3,446	*	Brillian Corp	29
1,088,175	*	Broadcom Corp (Class A)	37,096
164,216		C&D Technologies, Inc	3,148
2,755	*	Caliper Technologies Corp	18
2,600	*	Capstone Turbine Corp	5
37,606	*	Catapult
		Communications Corp	545
215,358	*	C-COR.net Corp	2,397
335,198	*	Celestica, Inc	5,074
10,891		Celestica, Inc (U.S.)	164
203,882	*	Centillium
		Communications, Inc	1,148
54,806	*	Ceradyne, Inc	1,867
76,716	*	Ceva, Inc	798
902,000		Chartered Semiconductor
		Manufacturing Ltd	919
217,053	*	Checkpoint Systems, Inc	4,104
316,461	*	ChipPAC, Inc	2,402
2,453,144	*	CIENA Corp	16,289
6,406	e*	ClearOne
		Communications, Inc	25
89,128	*	Comtech
		Telecommunications	2,573
1,466,665	*	Comverse Technology, Inc	25,799

1,791,468	e*	Conexant Systems, Inc	$ 8,904
72,700		Cooper Industries Ltd
		(Class A)	4,212
2,261,550	e*	Corvis Corp	3,845
333,777	e*	Cree, Inc	5,905
228,354		CTS Corp	2,626
106,409		Cubic Corp	2,447
801,776	*	Cypress Semiconductor Corp	17,126
100,638	b*	DDI Corp	4
40,303	*	Diodes, Inc	766
1,665		Distributed Energy
		Systems Corp	5
174,346	*	Ditech Communications
		Corp	3,330
58,566	e*	Drexler Technology Corp	801
183,287	*	DSP Group, Inc	4,566
157,176	*	Dupont Photomasks, Inc	3,794
182,945	*	Electro Scientific
		Industries, Inc	4,354
201,200		Electrocomponents plc	1,171
388,831		Electrolux AB Series B	8,538
9,990	*	Emcore Corp	47
2,098,975		Emerson Electric Co	135,909
108,324	*	Emerson Radio Corp	407
69,187	*	EMS Technologies, Inc	1,421
743,074	*	Energizer Holdings, Inc	27,910
104,164	e*	Energy Conversion
		Devices, Inc	941
1		Energy Developments Ltd	0
359,260	*	Entegris, Inc	4,616
51,902		Epcos AG.	1,172
208,247	*	ESS Technology, Inc	3,542
259,964	*	Exar Corp	4,440
444,932	*	Fairchild Semiconductor
		International, Inc	11,110
915,540	e*	Finisar Corp	2,866
283,740		Fisher & Paykel Appliances
		Holdings Ltd	715
88,233		Fisher & Paykel
		Healthcare Corp	733
47,297		Franklin Electric Co, Inc	2,861
224,853	e*	FuelCell Energy, Inc	2,923
4,071,968	e	Fujitsu Ltd	24,013
1,097,660	e	Furukawa Electric Co Ltd	3,646
1,348,814	*	Gemstar-TV Guide
		International, Inc	6,812
60,231,677		General Electric Co	1,865,977
206,173	*	Genesis Microchip, Inc	3,719
80,636	*	Genlyte Group, Inc	4,708
718,498	*	GlobespanVirata, Inc	4,225
476,070	*	GrafTech International Ltd	6,427
280,784		Harman International
		Industries, Inc	20,772

ST-26 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
393,396	*	Harmonic, Inc	$ 2,852
321,944		Harris Corp	12,218
175,749		Helix Technology Corp	3,617
134,000	*	Hexcel Corp	993
119,500		Hirose Electric Co Ltd	13,715
326,907		Hubbell, Inc (Class B)	14,417
164,219	*	Hutchinson Technology, Inc	5,048
103,254	*	Inet Technologies, Inc	1,239
648,377	e	Infineon Technologies AG.	9,012
120,491	*	Innovex, Inc	1,016
359,905	*	Integrated Circuit
		Systems, Inc	10,254
484,321	*	Integrated Device
		Technology, Inc	8,316
186,034	*	Integrated Silicon
		Solution, Inc	2,915
41,066,089		Intel Corp	1,322,328
287,878	*	Interdigital
		Communications Corp	5,942
313,021	*	International Rectifier Corp	15,466
625,380		Intersil Corp (Class A)	15,541
128,289		Inter-Tel, Inc	3,205
232,933	*	InterVoice, Inc	2,765
112,387	*	IXYS Corp	1,051
942,102	*	Jabil Circuit, Inc	26,661
7,376,329	*	JDS Uniphase Corp	26,924
1,051,409		Johnson Electric
		Holdings Ltd	1,341
574,480	*	Kemet Corp	7,865
4,786,882		Kesa Electricals PLC	22,044
978,153		Kidde plc	1,865
4,673,687	e	Koninklijke Philips
		Electronics NV	136,473
463,095	*	Kopin Corp	3,107
10,708	*	Kudelski S.A. (Br)	354
636,598		Kyocera Corp	42,412
462,166	*	L-3 Communications
		Holdings, Inc	23,737
683,232	*	Lattice Semiconductor
		Corp	6,614
54,526	*	Lifeline Systems, Inc	1,036
1,987,454		Linear Technology Corp	83,612
129,399	*	Littelfuse, Inc	3,729
119,018		LSI Industries, Inc	1,607
3,173,110	*	LSI Logic Corp	28,145
267,100	e	Mabuchi Motor Co Ltd	20,561
1,420	*	Magnetek, Inc	9
105,490	e*	Manufacturers Services Ltd	641
145,000	*	Marvell Technology
		Group Ltd	5,500
2,956,679	e	Matsushita Electric
		Industrial Co Ltd	$ 40,886
603,350		Matsushita Electric
		Industrial Co Ltd
		(Spon ADR)	8,411
797,107	e	Matsushita Electric Works Ltd	7,163
184,626	*	Mattson Technology, Inc	2,256
4,119,810		Maxim Integrated
		Products, Inc	205,167
412,941		Maytag Corp	11,500
593,883	*	McData Corp (Class A)	5,660
82,004	e*	Medis Technologies Ltd	877
139,700	e	Melco Holdings, Inc	4,080
239,701	e*	MEMC Electronic
		Materials, Inc	2,306
144,250	*	Mercury Computer
		Systems, Inc	3,592
22	*	Merix Corp	1
238,378		Methode Electronics, Inc	2,915
45,860	*	Metrologic Instruments, Inc	1,238
406,734	*	Micrel, Inc	6,337
1,141,999		Microchip Technology, Inc	38,097
5,849,357	*	Micron Technology, Inc	78,791
192,397	*	Microsemi Corp	4,729
8,000	*	Microtune, Inc	20
173,429	e*	MIPS Technologies, Inc	944
24	*	Mitsubishi Electric Corp	0
553,754		Molex, Inc	19,320
200,465		Molex, Inc (Class A)	5,886
149,563	*	Monolithic System
		Technology, Inc	1,279
99,987	*	Moog, Inc (Class A)	4,939
12,788,261		Motorola, Inc	179,931
702,065	*	MRV Communications, Inc	2,640
415,156		Murata
		Manufacturing Co Ltd	22,352
250,235	*	Mykrolis Corp	4,024
31,361		National Presto
		Industries, Inc	1,134
977,173	*	National Semiconductor Corp	38,510
1,318,946		NEC Corp	9,710
422,000		NEC Electronics Corp	30,871
382,956	*	New Focus, Inc	1,922
725,000	e	Nexans S.A.	24,243
296,581		NGK Spark Plug Co Ltd	2,405
421,000	e	Nippon Electric Glass Co Ltd	8,191
258,700		Nitto Denko Corp	13,759
15,774,628		Nokia Oyj	272,792
9,794,447		Nortel Networks Corp	41,611
91	*	Nortel Networks Corp (U.S.)	0
2,424,655	*	Novellus Systems, Inc	101,957
677,611	*	Nvidia Corp	15,754
612,000	*	Oki Electric Industry Co Ltd	2,393

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-27

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
160,322	e*	Omnivision
		Technologies, Inc	$ 8,858
347,020	*	ON Semiconductor Corp	2,238
400,929	*	Openwave Systems, Inc	4,410
684,582	*	Oplink Communications, Inc	1,636
109,457	*	Optical Communication
		Products, Inc	405
84,952	e*	OSI Systems, Inc	1,632
4,474	*	Paradyne Networks, Inc	15
120,636		Park Electrochemical Corp	3,196
3,416	e*	Parkervision, Inc	33
213,915	e*	Pemstar, Inc	704
139,541	*	Pericom Semiconductor Corp	1,488
211,457	*	Photronics, Inc	4,212
316,491	e	Pioneer Corp	8,741
236,690	e*	Pixelworks, Inc	2,613
271,678	*	Plantronics, Inc	8,870
286,167	*	Plexus Corp	4,913
148,272	e*	Plug Power, Inc	1,075
837,247	*	PMC-Sierra, Inc	16,871
608,263	*	Polycom, Inc	11,873
45,127	*	Powell Industries, Inc	864
179,562	*	Power Integrations, Inc	6,008
424,851	*	Power-One, Inc	4,601
438,185	e*	Powerwave Technologies, Inc	3,352
810,599	e*	Proxim Corp (Class A)	1,354
989,030	*	QLogic Corp	51,034
5,659,033		Qualcomm, Inc	305,192
395,004	*	Rambus, Inc	12,127
39,509		Raven Industries, Inc	1,166
227,293	*	Rayovac Corp	4,762
50,607	b*	Read-Rite Corp	0
154,595		Regal-Beloit Corp	3,401
378,002	*	Remec, Inc	3,179
1,109,539	e*	RF Micro Devices, Inc	11,151
42,824		Richardson Electronics Ltd	526
1,039,719		Rockwell Collins, Inc	31,223
107,594	*	Rogers Corp	4,747
179,457		Rohm Co Ltd	21,032
1,643	e*	Salton, Inc	21
5,632,692	*	Sanmina-SCI Corp	71,028
5,404,099		Sanyo Electric Co Ltd	28,238
303,573	*	SBA Communications Corp	1,148
97,442	*	SBS Technologies, Inc	1,433
120,425	e	Schneider Electric S.A.	7,884
671,461		Scientific-Atlanta, Inc	18,331
154,548	*	Seachange
		International, Inc	2,380
402,326	*	Semtech Corp	9,145
1,235,550		Sharp Corp	19,495
500,000	*	Shibaura Mechatronics
		Corp	$ 3,648
456,721	*	Silicon Image, Inc	3,302
198,470	*	Silicon Laboratories, Inc	8,578
542,769	*	Silicon Storage
		Technology, Inc	5,970
42,085	*	Siliconix, Inc	1,923
168,931	*	Sipex Corp	1,302
8,022,447	e*	Sirius Satellite Radio, Inc	25,351
976,464	*	Skyworks Solutions, Inc	8,495
110,164		Smith (A.O.) Corp	3,861
1,421,212	*	Sonus Networks, Inc	10,744
2,182,470	e	Sony Corp	75,553
106,959		Spectralink Corp	2,050
89,980	*	Standard Microsystems Corp	2,276
696,000		Stanley Electric Co Ltd	13,476
1,320,164	e	STMicroelectronics NV	35,802
86,932	*	Stoneridge, Inc	1,308
548,302	*	Stratex Networks, Inc	2,330
1,745,791		Sumitomo Electric
		Industries Ltd	15,606
3,087	*	Suntron Corp	13
356,512	*	Superconductor Technologies	1,989
68,018	*	Supertex, Inc	1,299
1,547,354	*	Sycamore Networks, Inc	8,108
156,619	*	Symmetricom, Inc	1,140
101,089	*	Synaptics, Inc	1,514
36,004,184	*	Taiwan Semiconductor
		Manufacturing Co Ltd	67,342
4,026,561	*	Taiwan Semiconductor
		Manufacturing Co Ltd
		(Spon ADR)	41,232
136,060		Taiyo Yuden Co Ltd	1,779
205,243		TDK Corp	14,785
266,221	*	Technitrol, Inc	5,521
341,142	*	Tekelec	5,305
2,770,959	*	Tellabs, Inc	23,359
435,897	*	Terayon Communication
		Systems, Inc	1,962
21,310	*	Tessera Technologies, Inc	401
14,124,854		Texas Instruments, Inc	414,988
314,436		Thomas & Betts Corp	7,197
1,544,978		Thomson	32,876
169,436	*	Three-Five Systems, Inc	888
280,669		Tokyo Electron Ltd	21,318
89,961	*	Tollgrade
		Communications, Inc	1,577
2,500,077		Toshiba Corp	9,471
22		Towa Corp	0
784,260	*	Transmeta Corp	2,666
2,133	*	Trikon Technologies, Inc	12
890,603	*	Triquint Semiconductor, Inc	6,297
127,834	*	TTM Technologies, Inc	2,158

ST-28 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
74,751		Turnstone Systems, Inc	$ 9
69,997	*	Ulticom, Inc	675
3,278		Unaxis Holding AG. (Regd)	464
106,559	e*	Universal Display Corp	1,457
90,436	*	Universal Electronics, Inc	1,152
329,897	*	Utstarcom, Inc	12,229
262,028	e*	Valence Technology, Inc	1,009
199,606	*	Varian Semiconductor
		Equipment Associates, Inc	8,721
194,200		Venture Corp Ltd	2,287
615,746	*	Verso Technologies, Inc	1,970
136,256	*	Viasat, Inc	2,608
134,708	*	Vicor Corp	1,537
75,914	*	Virage Logic Corp	772
735,539	*	Vishay Intertechnology, Inc	16,844
1,376,956	*	Vitesse Semiconductor Corp	8,083
323,701	*	Westell Technologies, Inc	2,043
399,273		Whirlpool Corp	29,007
159,165	*	White Electronic
		Designs Corp	1,401
136,410	*	Wilson Greatbatch
		Technologies, Inc	5,766
69,920		Woodhead Industries, Inc	1,182
172,355	*	Xicor, Inc	1,955
1,925,073	*	Xilinx, Inc	74,577
192,622	e	Yamaha Corp	3,783
200,391	*	Zhone Technologies, Inc	990
5,600	*	Zomax, Inc	28

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	7,842,925

ENGINEERING AND MANAGEMENT SERVICES—0.77%
103,225	e*	aaiPharma, Inc	2,593
1,085,701	*	Accenture Ltd (Class A)	28,576
70,220	*	Advisory Board Co	2,451
367,601	*	Affymetrix, Inc	9,047
6,200	*	Answerthink, Inc	34
136,836	e*	Antigenics, Inc	1,549
505,662	*	Applera Corp (Celera
		Genomics Group)	7,034
36	*	Applied Molecular Evolution	1
262,788	*	Ariad Pharmaceuticals, Inc	1,958
3,553	*	Baker (Michael) Corp	37
1,847,107	*	BearingPoint, Inc	18,637
5		Bellsystem 24, Inc	1
23,366	*	Bioreliance Corp	1,117
373,852	*	Celgene Corp	16,831
516,421	*	Century Business
		Services, Inc	2,308

2,942		CGI Group, Inc (Class A)	$ 18
53,197	*	Charles River Associates, Inc	1,702
149,566	*	Ciphergen Biosystems, Inc	1,681
86,061	*	Cornell Cos, Inc	1,175
320,607	*	Corporate Executive
		Board Co	14,963
231,873	*	Corrections Corp Of America	6,685
462,383	*	Covance, Inc	12,392
291,656	*	CuraGen Corp	2,138
187,986	*	CV Therapeutics, Inc	2,756
320,569	*	Decode Genetics, Inc	2,625
54,541	b*	Deltagen, Inc	1
413	*	DiamondCluster
		International, Inc	4
100,792	*	Digitas, Inc	939
15,500	*	Discovery Partners
		International, Inc	95
153,360	*	Diversa Corp	1,419
180,130	*	eResearch Technology, Inc	4,579
95,071	*	Exact Sciences Corp	962
341,279	*	Exelixis, Inc	2,416
285,619	*	Exult, Inc	2,034
131,612	*	First Consulting Group, Inc	741
458,840		Fluor Corp	18,188
92,749	*	Forrester Research, Inc	1,657
283,934	e*	FTI Consulting, Inc	6,636
333,653	*	Gartner, Inc (Class A)	3,774
240,938	*	Gartner, Inc (Class B)	2,621
202,441	*	Gene Logic, Inc	1,051
65,676	*	Genencor International, Inc	1,034
324,403	*	Gen-Probe, Inc	11,831
2,209,324		Halliburton Co	57,442
112,296	*	Hewitt Associates, Inc	3,358
480,680	*	Incyte Corp	3,288
30,000	f*	International Hydron
		Liquidating Trust	1
398,277	*	Jacobs Engineering
		Group, Inc	19,121
3,658	*	Kendle International, Inc	23
115,862	*	Kosan Biosciences, Inc	1,142
53,418		Landauer, Inc	2,178
238,274	e*	Lexicon Genetics, Inc	1,403
138,698	e*	Luminex Corp	1,301
106,232	*	MAXIMUS, Inc	4,157
184,954	*	Maxygen, Inc	1,966
177,903		Michael Page
		International plc	588
6,872,905		Monsanto Co	197,802
745,245		Moody’s Corp	45,125
36,575	*	MTC Technologies, Inc	1,178
176,950	e*	Myriad Genetics, Inc	2,276
280,487	*	Navigant Consulting, Inc	5,290
89,685	e*	Neopharm, Inc	1,643

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-29

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
72,586	*	Newtek Business
		Services, Inc	$ 504
167,961	*	Parexel International Corp	2,731
1,810,973		Paychex, Inc	67,368
201,550	*	Per-Se Technologies, Inc	3,076
222,317	*	Pharmaceutical Product
		Development, Inc	5,996
160,130	*	Pharmacopeia, Inc	2,275
279,843	e*	PRG-Schultz International, Inc	1,371
388,619		Quest Diagnostics, Inc	28,412
150,978	*	Regeneration Technologies, Inc	1,655
226,602	*	Regeneron
		Pharmaceuticals, Inc	3,333
197,388	*	Repligen Corp	863
65,886	e*	Research Frontiers, Inc	612
130,371	*	Resources Connection, Inc	3,560
1,156	*	Rigel Pharmaceuticals, Inc	22
110,287	*	Right Management
		Consultants, Inc	2,058
6,121	*	Sangamo Biosciences, Inc	34
390,749	*	Savient Pharmaceuticals, Inc	1,801
122,809	*	Seattle Genetics, Inc	1,054
2,817,001		SembCorp Industries Ltd	2,090
1,656,574		Servicemaster Co	19,299
44,343	*	SFBC International, Inc	1,178
1,159,300		Singapore Technologies
		Engineering Ltd	1,393
109,694	*	Sourcecorp	2,811
165,261	*	Symyx Technologies, Inc	3,396
46,124	*	Tejon Ranch Co	1,892
224,104	*	Telik, Inc	5,157
338,201	e*	Tetra Tech, Inc	8,408
140,000		TKC Corp	1,881
196,451	*	Transkaryotic Therapies, Inc	3,067
75,256	e*	TRC Cos, Inc	1,585
95,500	e*	Trimeris, Inc	2,004
294,923	*	Tularik, Inc	4,763
475,517	*	U.S. Oncology, Inc	5,117
127,531	*	URS Corp	3,190
1,009,586		Vedior NV	15,791
172,875	*	Washington Group
		International, Inc	5,873
217,771	*	Watson Wyatt & Co
		Holdings	5,259

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	768,452

EXECUTIVE, LEGISLATIVE AND GENERAL—0.00%
23,900	*	Omega Protein Corp	$ 185

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	185

FABRICATED METAL PRODUCTS—0.63%
214,568	*	Alliant Techsystems, Inc	12,393
2,408,398	e	Amcor Ltd	14,989
385,917		Assa Abloy AB (B Shs)	4,586
372,941		Ball Corp	22,216
81,088		Boehler-Uddeholm AG.	5,476
2,500	*	Butler Manufacturing Co	55
61,129		CIRCOR International, Inc	1,473
279,115		Crane Co	8,580
1,119,862	*	Crown Holdings, Inc	10,146
702,940		Danaher Corp	64,495
34,606	*	Drew Industries, Inc	962
324,437	e	European Aeronautic Defense
		And Space Co	7,714
868,376		Fortune Brands, Inc	62,080
7,621		Geberit AG. (Regd)	3,747
965,681		GKN plc	4,616
178,537	*	Griffon Corp	3,617
47,152	*	Gulf Island Fabrication, Inc	803
209,889		Harsco Corp	9,197
400,000		Hitachi Cable Ltd	1,500
2,251,845		Illinois Tool Works, Inc	188,952
108,136	*	Intermagnetics General Corp	2,396
475,687	*	Jacuzzi Brands, Inc	3,373
6,070		Ladish Co, Inc	49
3,348,891		Masco Corp	91,793
65,203		Material Sciences Corp	659
88,814	*	Mobile Mini, Inc	1,751
123,865	*	NCI Building Systems, Inc	2,960
396,000		NHK Spring Co Ltd	1,844
199,200		Novar plc	492
232,860	*	Raytech Corp	773
329,904	e*	Shaw Group, Inc	4,493
74,803	*	Silgan Holdings, Inc	3,186
100,095	*	Simpson
		Manufacturing Co, Inc	5,091
79,922	e	SMC Corp	9,948
303,894		Snap-On, Inc	9,798
532,485		Stanley Works	20,165
34,000		Starrett (L.S.) Co (Class B)	559
140,428		Sturm Ruger & Co, Inc	1,597
507,000		Techtronic Industries Co	1,407
1,229,778		Tostem Inax Holding Corp	23,753
634,502	*	Tower Automotive, Inc	4,334
454,400		Toyo Seikan Kaisha Ltd	6,352
96,197		Valmont Industries, Inc	2,227

ST-30 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

FABRICATED METAL PRODUCTS—(Continued)
7,800	*	Water Pik
		Technologies, Inc	$ 96
94,241		Watts Water
		Technologies, Inc
		(Class A)	2,092

		TOTAL FABRICATED
		METAL PRODUCTS	628,785

FOOD AND KINDRED PRODUCTS—3.44%
1,729,059		Ajinomoto Co, Inc	19,893
105,073	e*	American Italian
		Pasta Co (Class A)	4,403
4,605,176		Anheuser-Busch Cos, Inc	242,601
2,640,750		Archer Daniels Midland Co	40,192
6,655		Ariake Japan Co Ltd	212
1,439,294		Asahi Breweries Ltd	13,121
57,879	*	Boston Beer Co, Inc (Class A)	1,050
148,526		Bunge Ltd	4,889
370,186		Cadbury Schweppes plc	2,719
1,216,645		Campbell Soup Co	32,606
14,287		Carlsberg a/s (A Shs)	588
11,419	e	Carlsberg a/s (B Shs)	526
2,179,277		Coca-Cola Amatil Ltd	10,230
14,033		Coca-Cola Bottling Co
		Consolidated	751
11,977,367		Coca-Cola Co	607,851
1,527,926		Coca-Cola Enterprises, Inc	33,416
153,497		Coca-Cola Hellenic
		Bottling Co S.A.	3,198
92,200		Coca-Cola West
		Japan Co Ltd	1,807
3,066,219		Conagra Foods, Inc	80,918
971,487	*	Constellation
		Brands, Inc (Class A)	31,991
356,553	e	Coors (Adolph) Co (Class B)	20,003
235,654		Corn Products
		International, Inc	8,118
100,528		Danisco a/s	4,470
376,370	*	Darling International, Inc	1,039
108,110		DCC plc	1,475
1,168,513	*	Dean Foods Co	38,409
881,902	*	Del Monte Foods Co	9,172
15,329,211		Diageo plc	201,696
81,400		Diageo plc (Spon ADR)	4,303
163		Dreyer’s Grand Ice Cream
		Holdings, Inc	13
5,878		Farmer Brothers Co	1,830
225,939		Flowers Foods, Inc	5,829
2,898,282	e	Foster’s Group Ltd	9,827
225,607		Fraser & Neave Ltd	1,674
3,329,562		General Mills, Inc	150,829
75,000,000		Global Bio-Chem
		Technology Group Co Ltd	$ 46,370
115,523		Greencore Group plc	517
206,486	e	Groupe Danone	33,702
2,084,386		H.J. Heinz Co	75,934
398,923		Heineken NV	15,191
594,711	*	Hercules, Inc	7,255
4,200		Hermes International	813
505,815		Hershey Foods Corp	38,943
42,854	*	Horizon Organic Holding Corp	1,026
409,157		Hormel Foods Corp	10,560
130,600		House Foods Corp	1,478
43,926		Interbrew S.A.	1,172
114,658	*	International Multifoods Corp	2,064
297,064		Interstate Bakeries Corp	4,227
40,849	*	J & J Snack Foods Corp	1,542
235,856		J.M. Smucker Co	10,682
1,279,749		Kellogg Co	48,733
45,213		Kerry Group (Class A)	850
65,000		Kerry Group plc (Class A)	1,206
316,000		Kikkoman Corp	2,247
159,000	e	Kinki Coca-Cola
		Bottling Co Ltd	1,153
1,319,680	e	Kirin Brewery Co Ltd	11,255
1,764,302		Kraft Foods, Inc (Class A)	56,846
141,835		Lancaster Colony Corp	6,405
169,133		Lance, Inc	2,542
1,455,897		Lion Nathan Ltd	6,626
146,554		LVMH Moet Hennessy Louis
		Vuitton S.A.	10,666
60,291	*	M&F Worldwide Corp	805
657,805		McCormick & Co, Inc
		(Non-Vote)	19,800
708		Meiji Seika Kaisha Ltd	3
264,306	e	Molson, Inc (A Shs)	7,384
2,000		Molson, Inc (B Shs)	56
10,435	*	Monterey Pasta Co	39
14,800	*	National Beverage Corp	241
1,181,390		Nestle S.A. (Regd)	295,168
283		Nichirei Corp	1
269,784		Nippon Meat Packers, Inc	2,638
773,002		Nisshin Seifun Group, Inc	6,881
103,005		Nissin Food Products Co Ltd	2,566
693,372	e	Orkla ASA	15,529
2,313,036	e	Parmalat Finanziaria S.p.A.	321
68,353	*	Peets Coffee & Tea, Inc	1,190
7,039		Penford Corp	97
4,017,841		Pepsi Bottling Group, Inc	97,151
331,053		PepsiAmericas Inc	5,668
14,540,283		PepsiCo, Inc	677,868
528,741	e	Pernod-Ricard	58,790
98,229		Pilgrim’s Pride Corp	1,604
258,081		Q.P. Corp	2,143

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-31

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

FOOD AND KINDRED PRODUCTS—(Continued)
202,660	e*	Ralcorp Holdings, Inc	$ 6,355
36,105		Riviana Foods, Inc	989
60,266	*	Robert Mondavi Corp
		(Class A)	2,341
37,335		Sanderson Farms, Inc	1,505
4,061,442		Sara Lee Corp	88,174
330,148		Scottish & Newcastle plc	2,236
275,723	e	Sensient Technologies Corp	5,451
420,233	*	Smithfield Foods, Inc	8,699
287,600	*	Southcorp Ltd	585
1,300		Tasty Baking Co	13
1,324,421		Tate & Lyle plc	7,385
126,392		Tootsie Roll Industries, Inc	4,550
239,908		Topps Co, Inc	2,461
65,000		Toyo Suisan Kaisha Ltd	722
1,413,226		Tyson Foods, Inc (Class A)	18,711
3,777,640		Unilever plc	35,216
200,486		Wrigley (Wm.) Jr Co	11,269
697,600	f	Wrigley (Wm.) Jr Co (Class B)	39,212
549,000	e	Yamazaki Baking Co Ltd	4,554

		TOTAL FOOD AND
		KINDRED PRODUCTS	3,428,025

FOOD STORES—0.69%
157,096	*	7-Eleven, Inc	2,521
1,548,252		Albertson’s, Inc	35,068
9,250		Arden Group, Inc (Class A)	717
17,502		Axfood AB	405
641,104	e	Carrefour S.A.	35,193
48,648	e	Casino Guichard-Perrachon	4,731
6,974	*	Casino Guichard-Perrachon
		B Wts 12/15/05	5
2,386,092		Coles Myer Ltd	13,591
11,390		Colruyt S.A.	1,098
50,870	e	Delhaize Group	2,617
100,826	*	Great Atlantic & Pacific
		Tea Co, Inc	847
65,784		Ingles Markets, Inc (Class A)	676
717,782		Ito-Yokado Co Ltd	22,571
59,912		Jeronimo Martins SGPS S.A.	790
6,572,974	*	Kroger Co	121,666
500,000		Lawson, Inc	17,076
800	*	Mycal Corp	0
193,091	*	Panera Bread Co (Class A)	7,633
35,513	*	Pantry, Inc	806
186,577	*	Pathmark Stores, Inc	1,418
19,271	b*	Penn Traffic Co	1
1,582,000	f	Royal Ahold NV	12,053
212,312		Ruddick Corp	3,800
38,435		Safeway plc	195
2,839,648	*	Safeway, Inc	62,217
2,719,419		Sainsbury (J) plc	$ 15,225
9,577,739	*	Seiyu Ltd	32,441
116,469		Seven-Eleven Japan Co Ltd	3,532
2,247,158	*	Starbucks Corp	74,291
35,112,463		Tesco plc	162,013
242,172		UNY Co Ltd	2,486
73,652		Weis Markets, Inc	2,674
310,116		Whole Foods Market, Inc	20,818
164,033	*	Wild Oats Markets, Inc	2,121
396,216	e	Winn-Dixie Stores, Inc	3,942
1,862,800		Woolworths Ltd	16,562

		TOTAL FOOD STORES	683,800

FORESTRY—0.14%
2,136,146	e	Weyerhaeuser Co	136,713

		TOTAL FORESTRY	136,713

FURNITURE AND FIXTURES—0.23%
66,480		Bassett Furniture
		Industries, Inc	1,097
6,033	*	Bush Industries, Inc (Class A)	25
177,160		Ethan Allen Interiors, Inc	7,419
247,867		Furniture Brands
		International, Inc	7,270
464,145		Herman Miller, Inc	11,265
267,911		Hillenbrand Industries, Inc	16,627
349,631		HON Industries, Inc	15,146
17,732		Hooker Furniture Corp	723
453,240		Johnson Controls, Inc	52,630
189,342		Kimball International, Inc
		(Class B)	2,944
344,158		La-Z-Boy, Inc	7,220
557,022		Lear Corp	34,162
1,023,961		Leggett & Platt, Inc	22,148
2,438,917		MFI Furniture Plc	6,571
1,572,940		Newell Rubbermaid, Inc	35,816
141,850	*	Select Comfort Corp	3,512
33,917		Stanley Furniture Co, Inc	1,068
339,446		Steelcase, Inc (Class A)	4,874
10,733	*	Virco Manufacturing Corp	68

		TOTAL FURNITURE AND
		FIXTURES	230,585

FURNITURE AND HOMEFURNISHINGS STORES—0.37%
1,832,238	*	Bed Bath & Beyond, Inc	79,428
2,187,596		Best Buy Co, Inc	114,280
1,831,990		Circuit City Stores, Inc
		(Circuit City Group)	18,558
143,670	*	Cost Plus, Inc	5,890
88,868	*	Electronics Boutique
		Holdings Corp	2,034
5,163	e*	EUniverse, Inc	8
140,700	*	Gamestop Corp (Class A)	2,168

ST-32 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)
105,795	*	Guitar Center, Inc	$ 3,447
118,206		Haverty Furniture Cos, Inc	2,348
4,953,994		Hitachi Ltd	29,862
154,479	*	Intertan, Inc	1,563
70,033	*	Kirkland’s, Inc	1,237
292,135	*	Linens ‘n Things, Inc	8,787
694,259		Pier 1 Imports, Inc	15,177
1,172,977		RadioShack Corp	35,987
127,135	*	Restoration Hardware, Inc	604
53,408	*	Rex Stores Corp	756
131,500		Shimachu Co Ltd	2,607
224,288	*	The Bombay Co, Inc	1,826
104,359	e*	Trans World
		Entertainment Corp	743
135,737	*	Tweeter Home
		Entertainment Group, Inc	1,283
70,766	*	Ultimate Electronics, Inc	540
1,029,034	*	Williams-Sonoma, Inc	35,780
16,200		Yamada Denki Co Ltd	544

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	365,457

GENERAL BUILDING CONTRACTORS—0.38%
299,936	e	ACS Actividades de
		Construccion y
		Servicios S.A.	14,641
687,000		Allgreen Properties Ltd	453
138,400		Amec plc	644
304,812		Barratt Developments plc	2,963
86,301		Beazer Homes U.S.A., Inc	8,428
172,838		Berkeley Group plc	2,723
127,763	e	Bouygues S.A.	4,467
95,982		Brookfield Homes Corp	2,473
701	*	Cavco Industries, Inc	17
424,145		Centex Corp	45,659
8,999,500	e	Chiyoda Corp	55,255
712,257		D.R. Horton, Inc	30,812
138		Daikyo, Inc	0
30,005		Daito Trust
		Construction Co Ltd	890
2,130,221		Daiwa House Industry Co Ltd	22,660
18,849	*	Dominion Homes, Inc	572
509,055		Fletcher Building Ltd	1,417
200	*	Fujita Corp (New)	0
200		Haseko Corp	0
100	*	Hazama Corp	0
78,915	*	Hovnanian Enterprises, Inc
		(Class A)	6,870
189,411		KB Home	13,736
63,234		Leighton Holdings Ltd	563
25,296		Lennar Corp	$ 2,312
285,292		Lennar Corp (Class A)	27,388
74,895		M/I Schottenstein Homes, Inc	2,925
85,196		MDC Holdings, Inc	5,495
59,412	*	Meritage Corp	3,940
38,600		NH Hoteles S.A.	444
358,316		Nishimatsu
		Construction Co Ltd	1,187
32,098	*	NVR, Inc	14,958
429,842		Obayashi Corp	1,921
118,284	*	Palm Harbor Homes, Inc	2,114
88,676	*	Perini Corp	811
124,500		Persimmon Plc	1,197
256,088		Pulte Homes, Inc	23,975
120,321		Ryland Group, Inc	10,665
501,425	e	Skanska AB (B Shs)	4,425
25,996,000	*	South China Industries Ltd	670
214,378		Standard-Pacific Corp	10,408
301,000	e	Sumitomo Realty &
		Development Co Ltd	2,651
801		Taisei Corp	3
2,908,877		Taylor Woodrow plc	13,904
16,275	*	Technical Olympic
		U.S.A., Inc	448
557,000		Toda Corp	1,575
241,878	*	Toll Brothers, Inc	9,617
195,118		Walter Industries, Inc	2,605
110,791	*	WCI Communities, Inc	2,283
32,312	*	William Lyon Homes, Inc	2,028
1,845,346		Wimpey (George) plc	12,330

		TOTAL GENERAL BUILDING
		CONTRACTORS	377,522

GENERAL MERCHANDISE STORES—1.93%
178,515	*	99 Cents Only Stores	4,861
133,598		Aeon Co Ltd	4,475
548,954	*	Big Lots, Inc	7,801
460,979	*	BJ’s Wholesale Club, Inc	10,584
83,514	*	Brookstone, Inc	1,780
474		Can Do Co Ltd	880
292,015		Casey’s General Stores, Inc	5,157
2,667,693	e*	Costco Wholesale Corp	99,185
315		Daimaru, Inc	2
435,064		Dillard’s, Inc (Class A)	7,161
1,632,379		Dollar General Corp	34,264
583,848	*	Dollar Tree Stores, Inc	17,550
868,402		Family Dollar Stores, Inc	31,158
1,172,732		Federated Department
		Stores, Inc	55,271
260,324		Fred’s, Inc	8,065
650,000		Giordano International Ltd	301
50,712	e	Hagemeyer NV	114

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-33

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

GENERAL MERCHANDISE STORES—(Continued)
138,000		Hankyu Department
		Stores, Inc	$ 925
472,668	e	Hudson’s Bay Co	4,243
121		Isetan Co Ltd	1
1,219,188		J.C. Penney Co, Inc	32,040
120,228	*	Jo-Ann Stores, Inc	2,453
32,819		KarstadtQuelle AG.	811
137,036	e	Kesko Oyj (B Shs)	2,399
16,252,346		Kingfisher plc	80,954
2,438,024	*	Kohl’s Corp	109,565
63,000	*	Koninklijke Ahold NV (Rts)	37
199,441	e	Koninklijke Vendex KBB NV	2,780
4,066,348		Marks & Spencer Group plc	21,037
1,356,100		Marui Co Ltd	17,083
2,800	*	Matsumotokiyoshi Co Ltd	63
2,416,326		May Department Stores Co	70,243
176,881		Metro AG.	7,798
302,231		Mitchells & Butlers PLC	1,217
149,162	*	Neiman Marcus Group, Inc
		(Class A)	8,006
17,081	*	Neiman Marcus Group, Inc
		(Class B)	854
178,300	e	Pinault-Printemps-
		Redoute S.A.	17,238
1,465	*	Pricesmart, Inc	9
590,889	*	Saks, Inc	8,887
1,201,114		Sears Roebuck & Co	54,639
198,869	*	ShopKo Stores, Inc	3,033
4,752,296		Sonae SPGS S.A.	3,956
137,665	*	Stein Mart, Inc	1,134
1,262,869		Takashimaya Co Ltd	9,015
7,030,552		Target Corp	269,973
91,091	*	Tuesday Morning Corp	2,756
16,958,237		Wal-Mart Stores, Inc	899,634
160,933		Warehouse Group Ltd	541
923,129	*	Waterford Wedgwood plc
		(Units)	256

		TOTAL GENERAL
		MERCHANDISE STORES	1,922,189

HEALTH SERVICES—0.65%
319,939	*	Accredo Health, Inc	10,113
173,122	e*	American Healthways, Inc	4,132
129,626	*	Amsurg Corp	4,912
277,793	*	Apria Healthcare Group, Inc	7,909
630,369	*	Beverly Enterprises, Inc	5,415
1,898,707	*	Caremark Rx, Inc	48,094
85,317	*	Chronimed, Inc	723
282,726	*	Community Health
		Systems, Inc	7,515
42,728	*	Corvel Corp	1,607
236,038	*	Coventry Health Care, Inc	$ 15,222
147,549	*	Cross Country Healthcare, Inc	2,201
107,052	e*	CryoLife, Inc	619
70,506	*	Curative Health Services, Inc	973
484,225	*	DaVita, Inc	18,885
36,760	e*	Dynacq Healthcare, Inc	282
164,724	*	Enzo Biochem, Inc	2,950
1,441,977	*	Express Scripts, Inc	95,791
479,190	*	First Health Group Corp	9,325
88,550	*	Genesis HealthCare Corp	2,017
162,572	*	Gentiva Health Services, Inc	2,055
2,718,302	e	HCA, Inc	116,778
1,402,066		Health Management
		Associates, Inc (Class A)	33,650
174,802	e*	Healthsouth Corp	802
397,487		Hooper Holmes, Inc	2,456
38,558	*	IMPAC Medical Systems, Inc	986
193,505	*	Inveresk Research Group, Inc	4,785
75,076	*	Kindred Healthcare, Inc	3,902
47,743	*	LabOne, Inc	1,550
1,092,042	*	Laboratory Corp Of America
		Holdings	40,351
254,759	*	LifePoint Hospitals, Inc	7,503
617,663	*	Lincare Holdings, Inc	18,548
437,605		Manor Care, Inc	15,128
59,759	*	Matria Healthcare, Inc	1,263
517,293		MDS, Inc	7,998
388	*	Medcath Corp	4
152,386	e*	MIM Corp	1,071
54,681	*	National Healthcare Corp	1,088
177,101	*	NeighborCare, Inc	3,498
1,062		Nichii Gakkan Co	60
263,000		Nipro Corp	3,465
221,050	*	Odyssey HealthCare, Inc	6,468
85,954	*	Option Care, Inc	918
332,636	e*	Orthodontic Centers Of
		America, Inc	2,678
706,000		Parkway Holdings Ltd	405
159,126	*	Pediatrix Medical
		Group, Inc	8,766
5,794	b*	Physicians Resources
		Group, Inc	0
4,111	*	Prime Medical Services, Inc	19
310,000	*	Province Healthcare Co	4,960
4,600	*	Radiologix, Inc	16
104,871	*	RehabCare Group, Inc	2,230
261,101	*	Renal Care Group, Inc	10,757
331,202		Select Medical Corp	5,392
160,462		Sonic Healthcare Ltd	846
42,408	*	Specialty Laboratories, Inc	712
111,113	e*	Sunrise Senior Living, Inc	4,305
2,317,961	*	Tenet Healthcare Corp	37,203
840,632	*	Triad Hospitals, Inc	27,968
78,816	*	U.S. Physical Therapy, Inc	1,240

ST-34 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

HEALTH SERVICES—(Continued)
115,199	*	United Surgical Partners
		International, Inc	$ 3,857
224,257		Universal Health
		Services, Inc (Class B)	12,047
194,820	*	VCA Antech, Inc	6,036
76,584	*	VistaCare, Inc (Class A)	2,692

		TOTAL HEALTH SERVICES	645,141

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.16%
71,662		Autopistas Concesionaria
		Espanola S.A.	1,084
156,131		Autoroutes Du Sud
		De La France	5,238
193,200		Balfour Beatty plc	756
24,100		Fomento de Construcciones y
		Contratas S.A.	889
221,435		Granite Construction, Inc	5,202
150,013		Grupo Ferrovial S.A.	5,257
29,600		Hellenic Technodomiki S.A.	187
32,600	*	Hopewell Highway
		Infrastructure Ltd	6
152,113	*	Insituform Technologies, Inc
		(Class A)	2,510
751,166		JGC Corp	7,836
28,000		Maeda Road
		Construction Co Ltd	148
51,000		Okumura Corp	217
130,085		Technical Olympic S.A.	699
2,872,857	e	Transurban Group	9,654
5,628		VA Technologie AG.	182
1,400,506	e	Vinci S.A.	115,973

		TOTAL HEAVY CONSTRUCTION,
		EXCEPT BUILDING	155,838

HOLDING AND OTHER INVESTMENT OFFICES—1.84%
80,880	*	4Kids Entertainment, Inc	2,104
98,639		Acadia Realty Trust	1,233
68,288		Alabama National Bancorp	3,589
13,204	*	Alexander’s, Inc	1,646
127,758		Alexandria Real Estate
		Equities, Inc	7,397
78,758		Allegiant Bancorp, Inc	2,209
585,800	e	Allied Capital Corp	16,332
728,704		AMB Property Corp	23,960
164,101		Amcore Financial, Inc	4,434
128,324		American Home Mortgage
		Investment Corp	2,889
33,954		American Land Lease, Inc	677
56,768		American Mortgage
		Acceptance Co	925
9,592	*	American Realty Investors, Inc	88
102,313		AMLI Residential Properties
		Trust	$ 2,742
573,000		Annaly Mortgage
		Management, Inc	10,543
325,897		Anthracite Capital, Inc	3,608
277,745	e	Anworth Mortgage Asset Corp	3,869
962,216		Apartment Investment &
		Management Co (Class A)	33,196
978,989		Archstone-Smith Trust	27,392
311,796		Arden Realty, Inc	9,460
128,538		Associated Estates Realty Corp	940
317,549		AvalonBay Communities, Inc	15,179
96,844		Bedford Property
		Investors, Inc	2,773
375,562		Boston Properties, Inc	18,098
115,233	*	Boykin Lodging Co	1,054
171,182		Brandywine Realty Trust	4,583
109,321	e	Brascan Corp	3,361
259,890		BRE Properties, Inc (Class A)	8,680
385,448		Brookline Bancorp, Inc	5,913
19,488		BRT Realty Trust	562
1,762		California First National
		Bancorp	25
193,027		Camden Property Trust	8,551
216,700		Canary Wharf Group plc	1,039
173,577		Capital Automotive REIT	5,554
57,377		Capitol Bancorp Ltd	1,630
64,877	e	Capstead Mortgage Corp	1,089
325,175		CarrAmerica Realty Corp	9,684
48,749		Castellum AB	1,152
141,300		CBL & Associates
		Properties, Inc	7,983
122,410	e	Centerpoint Properties Trust	9,169
358,491		Centro Properties Group	1,075
233,297		Chelsea Property Group, Inc	12,787
38,593		Cherokee, Inc	878
115,461		Colonial Properties Trust	4,572
274,897		Commercial Net Lease
		Realty, Inc	4,893
53,949		Community Banks, Inc	2,121
258,211		Community First
		Bankshares, Inc	7,473
677,710		Compagnie Financiere
		Richemont AG. (Units)
		(A Shs)	16,275
80,869		Connecticut Bancshares, Inc	4,168
172,400		Corio NV	6,676
351,339		Cornerstone Realty Income
		Trust, Inc	3,078
194,826		Corporate Office Properties
		Trust	4,091
72,650		Correctional Properties Trust	2,092
195,824		Cousins Properties, Inc

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-35

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
454,825		Crescent Real Estate
		Equities Co	$ 7,791
42,251	*	Criimi MAE, Inc	441
276		Cross Timbers Royalty Trust	8
540,000		Deutsche Office Trust	448
567,986		Developers Diversified
		Realty Corp	19,067
105,221		Drott AB (B Shs)	1,996
746,812		Duke Realty Corp	23,151
112,350		Eastgroup Properties, Inc	3,638
134,148		Entertainment Properties
		Trust	4,656
272,866		Equity Inns, Inc	2,469
2,462,993		Equity Office Properties Trust	70,565
215,159		Equity One, Inc	3,632
1,683,717		Equity Residential	49,686
117,081		Essex Property Trust, Inc	7,519
218,925		Federal Realty Investment
		Trust	8,405
338,081	*	FelCor Lodging Trust, Inc	3,746
34,824		First Defiance Financial Corp	928
2,035		First Hungary Fund Ltd	1,055
77,406		First Indiana Corp	1,451
251,570		First Industrial Realty
		Trust, Inc	8,490
487,105		First Niagara Financial
		Group, Inc	7,263
1,598,400		First NIS Regional Fund	6,490
84,045		First Place Financial Corp	1,641
405,133		Fremont General Corp	6,851
452,353		Friedman Billings Ramsey
		Group, Inc	10,440
174,777		Gables Residential Trust	6,072
1,741,921		General Growth Properties, Inc	48,338
65,738		German American Bancorp	1,150
58,517		Gladstone Capital Corp	1,308
111,469		Glenborough Realty Trust,
		Inc	2,224
204,011		Glimcher Realty Trust	4,566
93,085		Great Lakes REIT	1,461
354,434	e	Greater Bay Bancorp	10,094
71,754	*	Hawthorne Financial Corp	2,008
325,953		Health Care Property
		Investors, Inc	16,558
303,943		Health Care REIT, Inc	10,942
220,080		Healthcare Realty Trust, Inc	7,868
130,357		Heritage Property
		Investment Trust	3,709
616,160		Highwoods Properties, Inc	15,650
190,434		Home Properties, Inc	7,692
322,188		Hospitality Properties Trust	13,300

1,450,749	*	Host Marriott Corp	$ 17,873
755,130		HRPT Properties Trust	7,619
6,937,198		Hutchison Whampoa Ltd	51,156
88,500		IMMOFINANZ Immobilien
		Anlagen AG	703
357,241		IMPAC Mortgage
		Holdings, Inc	6,505
3,648	b*	InaCom Corp	0
284,129		Independence Community
		Bank Corp	10,220
187,694		Innkeepers U.S.A. Trust	1,571
3,258,946		Investa Property Group	4,813
233,195		Investors Real Estate Trust	2,309
536,151		iStar Financial, Inc	20,856
407	e	Japan Real Estate
		Investment Corp	2,575
420,684		JFE Holdings, Inc	11,482
136,505		Keystone Property Trust	3,015
175,360		Kilroy Realty Corp	5,743
550,404		Kimco Realty Corp	24,631
126,928		Koger Equity, Inc	2,657
139,071		Kramont Realty Trust	2,517
913,239	*	La Quinta Corp	5,854
311,285		Land Securities Group plc	5,528
111,393		LaSalle Hotel Properties	2,066
276,387		Lend Lease Corp Ltd	2,093
219,784		Lexington Corporate
		Properties Trust	4,437
440,369	e	Liberty Property Trust	17,130
119,295	*	Local Financial Corp	2,486
101,153		LTC Properties, Inc	1,491
323,530		Macerich Co	14,397
585,366		Mack-Cali Realty Corp	24,363
4,351,745		Macquarie Goodman
		Industrial Trust	5,541
20,695,888		Macquarie Infrastructure
		Group	53,017
92,485		Manufactured Home
		Communities, Inc	3,482
25,078		MASSBANK Corp	1,068
278,964	*	Meristar Hospitality Corp	1,816
387,744		MFA Mortgage
		Investments, Inc	3,781
104,446		Mid-America Apartment
		Communities, Inc	3,507
188,692		Mills Corp	8,302
111,748		Mission West Properties, Inc	1,447
134,641		National Health Investors, Inc	3,350
47,016		National Health Realty, Inc	926
599,615		Nationwide Health
		Properties, Inc	11,722
557,486		New Plan Excel Realty Trust	13,753
168,179		Newcastle Investment Corp	4,558

ST-36 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
48,715		Nobel Biocare Holding AG.	$ 4,934
143,706	e	Novastar Financial, Inc	6,174
107,363		Omega Healthcare
		Investors, Inc	1,002
5,535,000	e*	Orient Corp	11,621
101,934		Oriental Financial Group, Inc	2,620
212,775		Pan Pacific Retail
		Properties, Inc	10,139
62,323		Parkway Properties, Inc	2,593
191,906		Pennsylvania Real Estate
		Investment Trust	6,966
918,224		Plum Creek Timber Co, Inc	27,960
786,968		Popular, Inc	35,366
215,621		Post Properties, Inc	6,020
211,154		Prentiss Properties Trust	6,966
131,501	*	Price Legacy Corp	501
44,858		PrivateBancorp, Inc	2,042
932,016		Prologis	29,908
86,028		Prosperity Bancshares, Inc	1,937
19,931		Provident Bancorp, Inc	937
88,881		PS Business Parks, Inc	3,667
566,327		Public Storage, Inc	24,573
34,095		Quaker City Bancorp, Inc	1,587
131,079		RAIT Investment Trust	3,356
68,058		Ramco-Gershenson
		Properties	1,926
199,168		Realty Income Corp	7,967
336,477		Reckson Associates
		Realty Corp	8,176
97,715		Redwood Trust, Inc	4,969
182,394		Regency Centers Corp	7,268
20,800		Rodamco Europe NV	1,211
473,117		Rouse Co	22,236
96,678		Sandy Spring Bancorp, Inc	3,616
72,905		Saul Centers, Inc	2,090
300,863		Senior Housing Properties
		Trust	5,184
232,844	e	Shurgard Storage
		Centers, Inc (Class A)	8,767
1,002,048		Simon Property Group, Inc	46,435
83,638		Sizeler Property Investors	896
3,643,187	f	Skyline Venture Partners
		Qualified II	2,767
360,000	f	Skyline Venture Partners
		Qualified III	360
187,149	e	SL Green Realty Corp	7,682
175,440	e	Softbank Corp	5,369
87,376		Sovran Self Storage, Inc	3,246
77,427		Suffolk Bancorp	2,674
823,491		Sumitomo Corp	6,139
157,434		Summit Properties, Inc	3,782

95,028		Sun Communities, Inc	$ 3,678
263,367		Susquehanna
		Bancshares, Inc	6,587
46,308		Tanger Factory Outlet
		Centers, Inc	1,885
314,930		Taubman Centers, Inc	6,488
423,687		Thornburg Mortgage, Inc	11,524
54,057		Tompkins Trustco, Inc	2,489
98,163		Town & Country Trust	2,488
8,800	*	Transcontinental Realty
		Investors, Inc	147
473,991		Trizec Properties, Inc	7,299
166,517		U.S. Restaurant
		Properties, Inc	2,837
658,160		United Dominion Realty
		Trust, Inc	12,637
28,574		United Mobile Homes, Inc	486
124,591		United National Bancorp	4,452
74,138		Universal Health Realty
		Income Trust	2,232
136,911		Urstadt Biddle Properties, Inc
		(Class A)	1,937
504,492		Ventas, Inc	11,099
511,354		Vornado Realty Trust	27,997
5,636,459		Washington Mutual, Inc	226,135
253,921	e	Washington Real Estate
		Investment Trust	7,414
234,334		Waypoint Financial Corp	5,083
246,945		Weingarten Realty Investors	10,952
9,521	*	Wellsford Real Properties, Inc	177
34,959		Wereldhave NV	2,617
32,904		Westfield Financial, Inc	782
2,588,861	e	Westfield Trust (Units)	6,944
137,837		Winston Hotels, Inc	1,406

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	1,830,011

HOTELS AND OTHER LODGING PLACES—0.34%
685,125	e	Accor S.A.	31,024
69,006	*	Ameristar Casinos, Inc	1,689
133,205	e	Aristocrat Leisure Ltd	173
177,737	*	Boca Resorts, Inc (Class A)	2,659
210,717		Boyd Gaming Corp	3,401
145,346		Choice Hotels
		International, Inc	5,123
466,980		Extended Stay America, Inc	6,762
8,347,514		Hilton Group plc	33,585
2,870,201		Hilton Hotels Corp	49,167
500		Hotel Properties Ltd	0
3,880,030		Intercontinental Hotels
		Group Plc Intercontinental
		Hotels Group	36,743

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-37

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

HOTELS AND OTHER LODGING PLACES—(Continued)
186,763		Intrawest Corp	$ 3,454
232,108		Mandalay Resort Group	10,380
137,421		Marcus Corp	2,254
1,143,076		Marriott International, Inc
		(Class A)	52,810
334,722	*	MGM Mirage	12,589
3,682	*	Monarch Casino & Resort, Inc	41
205,700		Overseas Union Enterprise Ltd	842
1,575,885	*	Park Place Entertainment Corp	17,067
158,646	*	Pinnacle Entertainment, Inc	1,479
254,748	*	Prime Hospitality Corp	2,598
500	*	Regal Hotels International Ltd	0
471,532		Shangri-La Asia Ltd	443
512,166		Sky City Entertainment
		Group Ltd	1,550
1,477,002		Starwood Hotels & Resorts
		Worldwide, Inc	53,128
85,271	*	Vail Resorts, Inc	1,450
123,039	e*	Wynn Resorts Ltd	3,446

		TOTAL HOTELS AND OTHER
		LODGING PLACES	333,857

INDUSTRIAL MACHINERY AND EQUIPMENT—6.19%
4,858,397		3M Co	413,109
61,714	*	Aaon, Inc	1,198
140,434	*	Actuant Corp	5,084
709,362	*	Adaptec, Inc	6,264
414,439	*	Advanced Digital
		Information Corp	5,802
416,811	*	AGCO Corp	8,395
117,700		Aggreko plc	326
39,857		Alamo Group, Inc	608
79,857		Alfa Laval AB	1,215
682,409	e*	Alstom	26
631,729		Amada Co Ltd	3,289
124,495		Amano Corp	903
357,256	*	American Standard
		Cos, Inc	35,976
15,400		Ampco-Pittsburgh Corp	211
1,739,892	*	Apple Computer, Inc	37,181
10,807,953	*	Applied Materials, Inc	242,639
102,099	*	Astec Industries, Inc	1,253
18,516	*	ASV, Inc	692
266,418	*	Asyst Technologies, Inc	4,622
148,132		Atlas Copco AB (A Shs)	5,301
88,476		Atlas Copco AB (B Shs)	2,883
207,705	*	Avocent Corp	7,585
649,974	*	Axcelis Technologies, Inc	6,643
2,939,943		Baker Hughes, Inc	94,549
7,182		BHA Group Holdings, Inc	181

1,199,304		Black & Decker Corp	$ 59,150
116,740		Black Box Corp	5,378
19,088	*	Blount International, Inc	150
143,426		Briggs & Stratton Corp	9,667
251,833	*	Brooks Automation, Inc	6,087
2,000	*	C.P. Pokphand Co Ltd	0
67,535		Cascade Corp	1,506
1,800,316		Caterpillar, Inc	149,462
488,470	*	Cirrus Logic, Inc	3,747
51,163,598	*	Cisco Systems, Inc	1,242,764
3,944	*	Columbus Mckinnon Corp	34
181,695	e*	Computer Network
		Technology Corp	1,733
410,402	*	Concurrent Computer Corp	1,793
240,498	*	Cooper Cameron Corp	11,207
459,763	*	Cray, Inc	4,565
83,800		Creative Technology Ltd	883
344,984		Cummins, Inc	16,884
101,001	*	Cuno, Inc	4,548
230,858	*	Cymer, Inc	10,663
957,000		Daifuku Co Ltd	4,277
163		Daikin Industries Ltd	4
2,994,202		Deere & Co	194,773
14,914,679	*	Dell, Inc	506,502
334,638		Diebold, Inc	18,027
465,004		Dixons Group plc	1,157
207,223		Donaldson Co, Inc	12,259
235,543	*	Dot Hill Systems Corp	3,568
1,125,792		Dover Corp	44,750
46,623	*	Dril-Quip, Inc	760
625,484		Eaton Corp	67,540
1,000		Ebara Corp	4
2	*	Electroglas, Inc	0
316,955	*	Electronics For Imaging, Inc	8,247
12,963,044	*	EMC Corp	167,483
866,193	*	Emulex Corp	23,110
123,788		Engineered Support
		Systems, Inc	6,816
133,845	*	EnPro Industries, Inc	1,867
138,276	*	Esterline Technologies Corp	3,688
1,300	*	Exabyte Corp	2
249,810	e*	FalconStor Software, Inc	2,183
75,128	*	Fargo Electronics, Inc	956
269,200		FKI plc	516
9,880	*	Flow International Corp	30
342,371	*	Flowserve Corp	7,149
48,772		FLS Industries a/s (B Shs)	562
291,192	*	FMC Technologies, Inc	6,785
3,792	*	FSI International, Inc	28
2,255,588		Futuris Corp Ltd	2,532
107,298	*	Gardner Denver, Inc	2,561
1,440,254	*	Gateway, Inc	6,625
37,421	*	General Binding Corp	674

ST-38 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
170,172	*	Global Power Equipment
		Group, Inc	$ 1,137
47,287		Gorman-Rupp Co	1,248
370,253		Graco, Inc	14,847
40	*	Gradco Systems, Inc	0
535,999	*	Grant Prideco, Inc	6,979
21,807,173		Hewlett-Packard Co	500,911
225,000	e	Hitachi Construction
		Machinery Co Ltd Hitachi
		Construction Machinery	3,407
20,374		Hoganas AB (B Shs)	436
88,036	*	Hydril	2,107
242,749	*	Hypercom Corp	1,155
182,434		IDEX Corp	7,587
255,475	*	InFocus Corp	2,473
88,553	*	Interland, Inc	578
11,824,370		International Business
		Machines Corp	1,095,883
2,085,764		International Game
		Technology	74,462
422,523		Iomega Corp	2,527
612,367		Ishikawajima-Harima
		Heavy Industries Co Ltd	874
495,434		ITT Industries, Inc	36,766
284,971		JLG Industries, Inc	4,340
319,426		Joy Global, Inc	8,353
88,378	*	Kadant, Inc	1,913
179,590		Kaydon Corp	4,641
6,400		KCI Konecranes International	223
367,339		Kennametal, Inc	14,602
156,865	*	Komag, Inc	2,295
648,311		Komatsu Ltd	4,114
451,000	e	Komori Corp	6,679
255,792		Kone Oyj (B Shs)	14,680
1,502,218		Kubota Corp	6,196
333,556	*	Kulicke & Soffa
		Industries, Inc	4,797
752,299	*	Lam Research Corp	24,299
293,454		Lennox International, Inc	4,901
674,067	*	Lexmark International, Inc	53,009
217,113		Lincoln Electric Holdings, Inc	5,371
86,889		Linde AG.	4,680
75,383		Lindsay Manufacturing Co	1,903
27,632	e*	Logitech International
		S.A. (Regd)	1,195
37,528		Lufkin Industries, Inc	1,080
1,277,000	e	Makino Milling Machine Co Ltd	6,482
240,000		Makita Corp	2,403
196,705		Manitowoc Co, Inc	6,137
914,128	*	Maxtor Corp	10,147
18,600	*	Mestek, Inc	358

47,300	e	Metso Oyj	$ 578
113,426	*	Micros Systems, Inc	4,918
201,587	*	Milacron, Inc	841
4,379,000	e	Minebea Co Ltd	22,228
4,149,160		Mitsubishi Heavy
		Industries Ltd	11,537
173,607		Modine Manufacturing Co	4,684
31		Mori Seiki Co Ltd	0
35,437		Nacco Industries, Inc
		(Class A)	3,171
5,544	*	NATCO Group, Inc (Class A)	42
566,360	*	National-Oilwell, Inc	12,664
9,300	e	NEG Micon a/s	151
2,295,221	*	Network Appliance, Inc	47,121
2,800		Nidec Corp	266
174,605		Nordson Corp	6,029
2,101,512		NSK Ltd	7,667
58,000		NTN Corp	277
161,435	*	Oil States International, Inc	2,250
96,330	*	Omnicell, Inc	1,561
249,557		Omron Corp	5,053
62,202	*	Overland Storage, Inc	1,169
797,859		Pall Corp	21,407
279,814	e*	PalmOne, Inc	3,288
595,528		Parker Hannifin Corp	35,434
207,812	*	Paxar Corp	2,785
291,125		Pentair, Inc	13,304
1,625,971		Pitney Bowes, Inc	66,047
102,816	*	Planar Systems, Inc	2,500
212,864	e*	Presstek, Inc	1,548
158,859	*	ProQuest Co	4,678
918,557	*	Quantum Corp	2,866
177,118	*	Rainbow Technologies, Inc	1,994
49,000		Ricoh Elemex Corp	173
9,900	e*	Riverstone Networks, Inc	11
78,107		Robbins & Myers, Inc	1,483
59,000		Sanden Corp	363
378,212	*	Sandisk Corp	23,124
460,880		Sandvik AB	15,885
103,000		Sansei Yusoki Co Ltd	509
30		Sato Corp	1
66,278		Sauer-Danfoss, Inc	1,074
49,359		Schawk, Inc	673
300,799	*	Scientific Games Corp
		(Class A)	5,117
2,700	*	SCM Microsystems, Inc	21
107,872	*	Semitool, Inc	1,156
116,705	e*	Sigma Designs, Inc	879
1,380,075	e*	Silicon Graphics, Inc	1,891
57,139	*	Simpletech, Inc	343
27,285		SKF AB (A Shs)	1,058
106,715		SKF AB (B Shs)	4,123
446,071	*	Smith International, Inc	18,521

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-39

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
8,156,953	*	Solectron Corp	$ 48,208
1,361,646	*	SPX Corp	80,078
72,792		Standex International Corp	2,038
3,700		Starrett (L.S.) Co (Class A)	61
188,680		Stewart & Stevenson
		Services, Inc	2,651
568,843	*	Storage Technology Corp	14,648
1,600		Sulzer AG. (Regd)	431
143,942	e*	Surebeam Corp (Class A)	35
1,059,199		Symbol Technologies, Inc	17,890
113,000		Takuma Co Ltd	617
76,429		Tecumseh Products Co
		(Class A)	3,701
31,300		Tecumseh Products Co
		(Class B)	1,477
59,330		Tennant Co	2,569
303,539	*	Terex Corp	8,645
240,000		Texwinca Holdings Ltd	175
50,000	e	THK Co Ltd	1,017
82,164		Thomas Industries, Inc	2,848
1,522,497		Timken Co	30,541
163,179		Toro Co	7,572
435,000		Tsubakimoto Chain Co	1,433
365,184		Tyco International Ltd	9,677
140,675	*	Ultratech, Inc	4,132
320,837	*	UNOVA, Inc	7,363
173,555	*	Veeco Instruments, Inc	4,894
48,600	e	Vestas Wind Systems a/s	790
17,400		Wartsila Oyj (B Shs)	334
1,340,615	*	Western Digital Corp	15,806
61,820		Woodward Governor Co	3,513
4,236,717	*	Xerox Corp	58,467
262,030		York International Corp	9,643
10,000		Yushin Precision
		Equipment Co Ltd	244
173,459	*	Zebra Technologies Corp
		(Class A)	11,512

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	6,177,239

INSTRUMENTS AND RELATED PRODUCTS—2.67%
3,355	e*	Abiomed, Inc	23
55,545	*	Aclara BioSciences, Inc	203
146,043	*	Advanced Medical Optics, Inc	2,870
120,629	*	Advanced Neuromodulation
		Systems, Inc	5,547
2,215,110	*	Agilent Technologies, Inc	64,770
193,577	e*	Aksys Ltd	1,709
132,508	*	Alaris Medical Systems, Inc	2,015

293,250	*	Align Technology, Inc	$ 4,844
146,740	*	American Medical Systems
		Holdings, Inc	3,199
57,648		Analogic Corp	2,364
1,077,983		Applera Corp (Applied
		Biosystems Group)	22,325
156,851		Arrow International, Inc	3,918
131,373	*	Arthrocare Corp	3,219
18,748	*	Aspect Medical Systems, Inc	214
269,389		Bard (C.R.), Inc	21,888
13,281,447	a,f	Baring Vostok L.P.	16,958
249,031		Bausch & Lomb, Inc	12,925
2,791,259		Baxter International, Inc	85,189
97,100	*	Baxter International, Inc
		(Contingent Value Rts)	1
17,199,208	f	BB Bioventures L.P.	15,823
322,503		Beckman Coulter, Inc	16,393
1,432,635		Becton Dickinson & Co	58,939
73,782		BEI Technologies, Inc	1,476
132,178	e*	Biolase Technology, Inc	2,194
1,412,152		Biomet, Inc	51,416
80,002	*	Bio-Rad Laboratories, Inc
		(Class A)	4,614
8,360,317	*	Boston Scientific Corp	307,325
591	e*	Britesmile, Inc	15
108,273	*	Bruker BioSciences Corp	493
50,482	*	Candela Corp	918
2,416,676	e	Canon, Inc	112,524
45,042	*	Cantel Medical Corp	729
350,600	*	Cardiac Science, Inc	1,399
218,039	*	Cardiodynamics
		International Corp	1,302
4,000		Casio Computer Co Ltd	42
205,667	*	Cepheid, Inc	1,970
96,835	*	Cerus Corp	440
87,980	*	Cholestech Corp	671
1,206,721	e	Citizen Watch Co Ltd	11,091
49,890	*	Closure Medical Corp	1,693
182,229		Cochlear Ltd	2,946
227,634		Cognex Corp	6,428
193,545	*	Coherent, Inc	4,606
138,369		Cohu, Inc	2,650
78,290	*	Cole National Corp	1,566
114,662	e*	Conceptus, Inc	1,218
174,371	*	Concord Camera Corp	1,613
189,815	*	Conmed Corp	4,518
209,953		Cooper Cos, Inc	9,895
419,236	*	Credence Systems Corp	5,517
159,258	e*	CTI Molecular Imaging, Inc	2,693
131,383	*	Cyberonics, Inc	4,206
800,069	*	Cytyc Corp	11,009
77,511		Datascope Corp	2,779
390,211		Dentsply International, Inc	17,626

ST-40 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
123,518	*	Dionex Corp	$ 5,684
46,904	*	DJ Orthopedics, Inc	1,257
165,046	*	DRS Technologies, Inc	4,585
3,055,184		Eastman Kodak Co	78,427
110,995		EDO Corp	2,736
280,407	*	Edwards Lifesciences Corp	8,435
6,378	e*	Endocardial Solutions, Inc	46
12,100	e*	Endocare, Inc	49
78,942	*	ESCO Technologies, Inc	3,446
171,683		Essilor International S.A.	8,879
36,681	*	Exactech, Inc	541
58,370	*	Excel Technology, Inc	1,918
169,330		Fanuc Ltd	10,144
162,351	*	FEI Co	3,653
234,409	*	Fisher Scientific
		International, Inc	9,698
221,680	*	Flir Systems, Inc	8,091
162,612	*	Fossil, Inc	4,555
117,749	e	Fresenius Medical Care AG.	8,377
3,036,380		Fuji Photo Film Co Ltd	98,030
410,200	e	Gambro AB (A Shs)	3,392
68,264		Gambro AB (B Shs)	564
1,894,226		Guidant Corp	114,032
132,575	*	Haemonetics Corp	3,167
137,070	*	Hanger Orthopedic Group, Inc	2,134
2,349	*	Harvard Bioscience, Inc	21
2,100	*	HealthTronics Surgical
		Services, Inc	13
76,367	*	Herley Industries, Inc	1,581
131,773	*	Hologic, Inc	2,284
70,621	e*	ICU Medical, Inc	2,421
123,472	e*	Igen International, Inc	7,274
73,183	*	Ii-Vi, Inc	1,888
3,383	*	Illumina, Inc	24
221,637		IMI plc	1,338
180,715	*	Inamed Corp	8,685
300,677	*	Input/Output, Inc	1,356
121,699	e*	Integra LifeSciences
		Holding	3,484
116,047	*	Interpore International	1,509
169,588	*	Intuitive Surgical, Inc	2,898
174,776		Invacare Corp	7,056
126,858	e*	Invision Technologies, Inc	4,259
114,677	e*	Ionics, Inc	3,652
99,059	*	I-Stat Corp	1,516
136,369	*	Itron, Inc	2,504
177,309	*	Ixia	2,075
79,845		Keithley Instruments, Inc	1,461
54,719	*	Kensey Nash Corp	1,272
121,003		Keyence Corp	25,506
887,962	*	KLA-Tencor Corp	52,097

80,500		Konica Corp	$ 1,082
63,875	e*	KVH Industries, Inc	1,755
118,870	*	Kyphon, Inc	2,952
85,543	*	Laserscope	1,334
3,400	*	LeCroy Corp	61
383,969	*	Lexar Media, Inc	6,693
328,373	*	LTX Corp	4,935
663,200	e	Luxottica Group S.p.A.	11,460
5,878	e*	Med-Design Corp	26
49,991	*	Medical Action Industries, Inc	935
427	*	MedSource Technologies, Inc	2
6,838,111		Medtronic, Inc	332,401
281,090		Mentor Corp	6,763
153,433	*	Merit Medical Systems, Inc	3,415
166,042	*	Mettler-Toledo
		International, Inc	7,009
23,693	*	Micro Therapeutics, Inc	77
227,203	*	Millipore Corp	9,781
50,069		Mine Safety Appliances Co	3,981
184,997	*	MKS Instruments, Inc	5,365
98,612	*	Molecular Devices Corp	1,873
58,048		Movado Group, Inc	1,639
18,401,434	f	MPM Bioventures II-QP, LP	15,750
161,490		MTS Systems Corp	3,105
95	*	Nanometrics, Inc	1
256,058	*	Newport Corp	4,233
88,543		Nikon Corp	1,335
2,665		Nobel Biocare Holding Ag	260
63,645	*	Novoste Corp	305
166,714		Oakley, Inc	2,307
120,957	*	Ocular Sciences, Inc	3,473
346,945		Olympus Corp	7,527
314,900	e*	Orbital Sciences Corp	3,785
222,386	*	Orthologic Corp	1,363
103,919	*	Osteotech, Inc	914
244,600	e	Paris Miki, Inc	4,724
3,123,347	*	PCCW Ltd	2,032
812,500		PerkinElmer, Inc	13,869
108,466	*	Photon Dynamics, Inc	4,365
400,483	*	Pinnacle Systems, Inc	3,416
114,964	*	Possis Medical, Inc	2,271
8,249	*	QMed, Inc	93
3,269,783		Raytheon Co	98,224
158,761	*	Resmed, Inc	6,595
176,393	*	Respironics, Inc	7,954
21,200	e*	Retractable Technologies, Inc	128
392,759		Ricoh Co Ltd	7,751
1,280	*	Rita Medical Systems, Inc	6
1,362,024		Rockwell Automation, Inc	48,488
55,260	*	Rofin-Sinar Technologies, Inc	1,910
189,231		Roper Industries, Inc	9,322
76,834	*	Rudolph Technologies, Inc	1,886
31,566		Sagem S.A.	3,382

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-41

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
740,456		Smith & Nephew plc	$ 6,220
167,624	*	Sola International, Inc	3,151
3,040	*	Sonic Innovations, Inc	20
100,295	e*	Sonic Solutions, Inc	1,535
95,723	*	SonoSite, Inc	2,052
370,000		ST Assembly Test Services	462
1,684,056	*	St. Jude Medical, Inc	103,317
119,947	*	Staar Surgical Co	1,351
147,039	*	Star Scientific, Inc	271
328,845	*	Steris Corp	7,432
757,918		Stryker Corp	64,431
259,439	*	Sybron Dental Specialties, Inc	7,290
65,964	*	Synovis Life Technologies, Inc	1,342
3,878		Synthes-Stratec, Inc	3,838
34,434		Sypris Solutions, Inc	579
283,352	*	Techne Corp	10,705
422,219		Tektronix, Inc	13,342
161,528		Teleflex, Inc	7,807
912,224	*	Teradyne, Inc	23,216
15,600		The Swatch Group AG. (Br)	1,873
25,300		The Swatch Group AG. (Regd)	603
203,240	*	Theragenics Corp	1,112
163,439	*	Therasense, Inc	3,318
932,206	*	Thermo Electron Corp	23,492
324,716	*	Thoratec Corp	4,225
264,200	e	Tokyo Seimitsu Co Ltd	8,209
210,497	*	Trimble Navigation Ltd	7,839
153,124	*	TriPath Imaging, Inc	1,194
77,352		United Industrial Corp	1,396
3,264	*	Urologix, Inc	22
699,874	*	Varian Medical Systems, Inc	48,361
205,561	*	Varian, Inc	8,578
88,956	*	Ventana Medical
		Systems, Inc	3,505
194,657	*	Viasys Healthcare, Inc	4,010
280,270	*	Visx, Inc	6,488
58,490	*	Vital Images, Inc	1,043
40,328		Vital Signs, Inc	1,319
243,275	*	Vivus, Inc	922
606,051	*	Waters Corp	20,097
14,000	e	William Demant Holding	473
104,441	*	Wright Medical Group, Inc	3,179
121,650		X-Rite, Inc	1,377
178,493		Yokogawa Electric Corp	2,578
29,914		Young Innovations, Inc	1,077
1,842,354	*	Zimmer Holdings, Inc	129,702
58,036	*	Zoll Medical Corp	2,059
105,861	*	Zygo Corp	1,746

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	2,655,403

INSURANCE AGENTS, BROKERS AND SERVICE—0.32%
1,243,501		AON Corp	$ 29,769
308,013		Brown & Brown, Inc	10,044
99,601	*	Clark, Inc	1,916
157,153		Crawford & Co (Class A)	1,114
43,218		Crawford & Co (Class B)	305
446,932		Gallagher (Arthur J.) & Co	14,521
3,330,347	e*	HHG plc	2,409
215,449		Hilb, Rogal & Hamilton Co	6,909
2,975,950		Marsh & McLennan Cos, Inc	142,518
1,560,524	*	Medco Health Solutions, Inc	53,042
682,448	e*	MLP AG.	13,342
1,811,985	e	Sun Life Financial, Inc	45,291
138,489	*	USI Holdings Corp	1,807

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	322,987

INSURANCE CARRIERS—4.91%
164,238		21st Century Insurance Group	2,258
485,136	*	AdvancePCS	25,547
11,712,993	e	Aegon NV	173,301
3,911,484		Aetna, Inc	264,338
2,947,837		Aflac, Inc	106,653
3,461,000		Aioi Insurance Co Ltd	13,757
236,772		Alfa Corp	3,045
1,100,000	e	Alleanza Assicurazioni S.p.A.	12,043
23,291	*	Alleghany Corp	5,182
300,837		Allianz AG. (Regd)	37,976
350,024	*	Allmerica Financial Corp	10,770
3,983,068		Allstate Corp	171,352
378,077		Ambac Financial Group, Inc	26,235
197,299		American Financial Group, Inc	5,221
14,230,818		American International
		Group, Inc	943,219
75,005	*	American Medical Security
		Group, Inc	1,682
56,872		American National
		Insurance Co	4,798
68,132	*	American Physicians
		Capital, Inc	1,254
156,212	*	AMERIGROUP Corp	6,662
261,332		AmerUs Group Co	9,139
3,330,347		AMP Ltd	12,571
1,988,422	*	Anthem, Inc	149,132
148,793	*	Argonaut Group, Inc	2,312
472,820		Assicurazioni Generali S.p.A.	12,524
1,833,051		Aviva plc	16,087
5,497,068	e	AXA	117,665
46,673		Baldwin & Lyons, Inc
		(Class B)	1,310
365,396		Berkley (W.R.) Corp	12,771
118,522	*	Centene Corp	3,320

ST-42 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

INSURANCE CARRIERS—(Continued)
17,163	*	Ceres Group, Inc	$ 100
923,667		Chubb Corp	62,902
706,770		Cigna Corp	40,639
748,016		Cincinnati Financial Corp	31,327
165,621	e*	Citizens, Inc	1,562
109,810	*	CNA Financial Corp	2,646
104,262	*	CNA Surety Corp	992
32,370		CNP Assurances	1,685
157,325		Commerce Group, Inc	6,214
12,591		Converium Holding AG.	669
3,210		Daido Life Insurance Co Ltd	9,555
167,632		Delphi Financial Group, Inc
		(Class A)	6,035
20,333		Donegal Group, Inc	448
6,623		EMC Insurance Group, Inc	140
11,407	*	Enstar Group, Inc	537
148,381		Erie Indemnity Co (Class A)	6,288
26,052	e	Fairfax Financial Holdings Ltd	4,558
76,553		FBL Financial Group, Inc
		(Class A)	1,975
781,835		Fidelity National
		Financial, Inc	30,320
52,027	*	Financial Industries Corp	734
377,150		First American Corp	11,228
3,000	e*	FPIC Insurance Group, Inc	75
3,323,846		Friends Provident plc	7,854
3,290,000	e	Fuji Fire & Marine
		Insurance Co Ltd	9,025
40,926		Great American Financial
		Resources, Inc	664
34,315		Great-West Lifeco, Inc	1,208
199,671		Harleysville Group, Inc	3,971
1,747,346		Hartford Financial Services
		Group, Inc	103,146
338,459		HCC Insurance
		Holdings, Inc	10,763
555,651	*	Health Net, Inc	18,170
116,817	*	HealthExtras, Inc	1,565
258,778		Horace Mann
		Educators Corp	3,615
815,316	*	Humana, Inc	18,630
20,273		Independence Holding Co	481
56,586		Infinity Property &
		Casualty Corp	1,870
1,606,092		ING Groep NV	37,458
3,728,560		Insurance Australia Group Ltd	11,939
708,915		Jefferson-Pilot Corp	35,907
1,354,014		John Hancock Financial
		Services, Inc	50,776
25,588		Kansas City Life Insurance Co	1,182
128,373		Landamerica Financial
		Group, Inc	6,709
11,140,297		Legal & General Group plc	$ 19,993
258,991		Leucadia National Corp	11,939
115,700		Liberty International Plc	1,414
1,988,448		Lincoln National Corp	80,274
652,322		Loews Corp	32,257
1,435,448	e	Manulife Financial Corp	46,488
52,160	*	Markel Corp	13,223
2,313,855	a	Max Re Capital Ltd	51,923
655,567		MBIA, Inc	38,829
166,098		Mercury General Corp	7,732
1,927,198		MetLife, Inc	64,889
701,754		MGIC Investment Corp	39,958
241,644	*	Mid Atlantic Medical
		Services, Inc	15,659
49,578		Midland Co	1,171
3,025		Millea Holdings, Inc	39,517
1,137,525		Mitsui Sumitomo
		Insurance Co Ltd	9,341
233,149	e*	MONY Group, Inc	7,295
560,691	e	Muenchener Rueckver AG.
		(Regd)	67,979
14,519	*	National Western Life
		Insurance Co (Class A)	2,248
309,214		Nationwide Financial
		Services, Inc (Class A)	10,223
25,482	*	Navigators Group, Inc	787
656,000	e	Nissay Dowa General
		Insurance Co Ltd	3,048
13,640		NYMAGIC, Inc	374
93,424	e	Odyssey Re Holdings Corp	2,107
368,570	*	Ohio Casualty Corp	6,398
1,139,619		Old Republic
		International Corp	28,901
395,301		Oxford Health Plans, Inc	17,196
171,822	e*	Pacificare Health Systems, Inc	11,615
63,000		Penn-America Group, Inc	836
106,326	*	Philadelphia Consolidated
		Holding Corp	5,192
651,562	e	Phoenix Cos, Inc	7,845
53,339	*	Pico Holdings, Inc	836
158,022	e*	PMA Capital Corp (Class A)	809
408,177		PMI Group, Inc	15,196
650,173	e	Power Corp Of Canada	24,352
332,148	e	Power Financial Corp	12,731
138,042		Presidential Life Corp	1,817
1,751,769		Principal Financial Group	57,931
160,109	*	ProAssurance Corp	5,148
1,091,079		Progressive Corp	91,203
1,900,767		Promina Group Ltd	4,697
306,856		Protective Life Corp	10,384
3,020,049		Prudential Financial, Inc	126,147
1,891,600		Prudential plc	15,992

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-43

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

INSURANCE CARRIERS—(Continued)
1,530,503	e	QBE Insurance Group Ltd	$ 12,223
464,186		Radian Group, Inc	22,629
101,235		Reinsurance Group Of
		America, Inc	3,913
119,796		RLI Corp	4,488
35,968,114		Royal & Sun Alliance
		Insurance Group plc	56,823
2,005,759		Safeco Corp	78,084
23,410		Safety Insurance Group, Inc	401
3,799	*	Schindler Holding AG. (Pt Cert)	928
187,519		Selective Insurance Group, Inc	6,068
161,581	*	Sierra Health Services, Inc	4,435
693,232		Skandia Forsakrings AB	2,524
529,529		Sompo Japan Insurance, Inc	4,353
2,308,245		St. Paul Cos, Inc	91,522
141,703		Stancorp Financial Group, Inc	8,910
86,277		State Auto Financial Corp	2,018
111,725		Stewart Information
		Services Corp	4,530
275,143		Storebrand ASA	1,791
1,813,185		Swiss Reinsurance Co (Regd)	122,418
129,718		Topdanmark As	6,944
531,812		Torchmark Corp	24,219
484,021		Tower Ltd	397
110,014		Transatlantic Holdings, Inc	8,889
2,453,481		Travelers Property Casualty
		Corp (Class A)	41,169
7,519,841		Travelers Property Casualty
		Corp (Class B)	127,612
52,693	*	Triad Guaranty, Inc	2,653
264,218	*	UICI	3,509
48,391		United Fire & Casualty Co	1,953
3,227,774		UnitedHealth Group, Inc	187,792
241,215		Unitrin, Inc	9,989
164,490	*	Universal American
		Financial Corp	1,630
4,502,508		UnumProvident Corp	71,005
18,400		Vesta Insurance Group, Inc	71
119,099	*	WellChoice, Inc	4,109
712,768	*	Wellpoint Health
		Networks, Inc	69,131
7,975		Wesco Financial Corp	2,807
224,600		XL Capital Ltd (Class A)	17,418
63,445		Zenith National
		Insurance Corp	2,065
1,179,592		Zurich Financial Services AG.	169,773

		TOTAL INSURANCE
		CARRIERS	4,892,773

JUSTICE, PUBLIC ORDER AND SAFETY—0.00%
61,246	*	Wackenhut
		Corrections Corp	$ 1,396

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	1,396

LEATHER AND LEATHER PRODUCTS—0.07%
125,557		Brown Shoe Co, Inc	4,762
1,045,782	*	Coach, Inc	39,478
162,158		K-Swiss, Inc (Class A)	3,902
95,067	*	Maxwell Shoe Co, Inc (Class A)	1,613
67,126	*	Steven Madden Ltd	1,369
107,975	*	Timberland Co (Class A)	5,622
15,192		Weyco Group, Inc	511
269,630		Wolverine World Wide, Inc	5,495
1,020,604		Yue Yuen Industrial Holdings	2,807

		TOTAL LEATHER AND
		LEATHER PRODUCTS	65,559

LEGAL SERVICES—0.00%
106,476	e*	Pre-Paid Legal Services, Inc	2,781

		TOTAL LEGAL SERVICES	2,781

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.08%
686	e	Central Japan Railway Co	5,927
14,429		East Japan Railway Co	67,991
909,000		Keio Electric Railway Co Ltd	4,724
577,479		MTR Corp	762
296,000		SMRT Corp Ltd	105
489,200		Stagecoach Group plc	687
115,000	e	Veolia Environnement	3,090

		TOTAL LOCAL AND
		INTERURBAN PASSENGER
		TRANSIT	83,286

LUMBER AND WOOD PRODUCTS—0.11%
35,043		American Woodmark Corp	1,929
382,035	*	Champion Enterprises, Inc	2,674
65,970		Deltic Timber Corp	2,005
350,563		Fletcher Challenge
		Forests Ltd	313
1,372,308		Georgia-Pacific Corp	42,089
40,692	e	Holmen AB (B Shs)	1,445
319,189	*	Masonite International Corp	8,546
346,000		Mitsubishi Rayon Co Ltd	1,298
60,461	*	Modtech Holdings, Inc	508
297,462		Rayonier, Inc	12,348
2,620,234		Sekisui House Ltd	27,065
40,992		Skyline Corp	1,429
94,831		Universal Forest Products, Inc	3,052

		TOTAL LUMBER AND WOOD
		PRODUCTS	104,701

ST-44 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

METAL MINING—0.50%
21,792	*	Alcan, Inc	$ 1,023
3,475,581		Alumina Ltd	17,205
1,047,156	e	Barrick Gold Corp	23,751
198,340		Barrick Gold Corp (U.S.)	4,504
313,133	e	Cameco Corp	18,113
60,392	*	Cleveland-Cliffs, Inc	3,077
1,362,617	*	Coeur D’alene Mines Corp	7,876
612,033	e	Falconbridge Ltd	14,853
722,484		Freeport-McMoRan Copper &
		Gold, Inc (Class A)	30,438
730,230	*	Hecla Mining Co	6,054
349,556		Inco Ltd	13,971
103,621		Johnson Matthey plc	1,820
1,254,968	*	Kinross Gold Corp	10,022
244,243	*	Meridian Gold, Inc	3,578
8,105,785	e	Mitsubishi Materials Corp	12,480
1,602,818		Newcrest Mining Ltd	15,639
1,993,318		Newmont Mining Corp	96,895
2,746,424		Newmont Mining Corp (Chess)	13,616
2,000		Nippon Light Metal Co Ltd	5
128,711		Noranda, Inc	2,047
449,018	*	Phelps Dodge Corp	34,166
987,866		Placer Dome, Inc	17,712
715,072	e	Rio Tinto Ltd	20,042
2,896,931		Rio Tinto plc	80,019
107,516	e	Royal Gold, Inc	2,250
94,278		Southern Peru Copper Corp	4,446
286,450	*	Stillwater Mining Co	2,741
431,067		Sumitomo Metal Mining Co Ltd	3,198
1,044,215	e	Teck Cominco Ltd (Class B)	17,721
3,121		Umicore	1
65,572		Umicore	4,603
4,460,947	*	WMC Resources Ltd	18,923

		TOTAL METAL MINING	502,789

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.17%
1,027,500		Aderans Co Ltd	16,577
63,900	e	Amer Group plc	2,769
88,100	e	Bandai Co Ltd	2,220
213,129		Blyth, Inc	6,867
460,408		Callaway Golf Co	7,758
94,368	*	Daktronics, Inc	2,374
7,586	*	Escalade, Inc	258
224,295		Getinge AB (B Shs)	2,151
635,958		Hasbro, Inc	13,533
566,166	*	Identix, Inc	2,519
145,084	*	Jakks Pacific, Inc	1,909
2,958	*	Johnson Outdoors, Inc
		(Class A)	44
180,311	*	K2, Inc	2,743
210,524	e*	Leapfrog Enterprises, Inc	5,585
97,594	*	Lydall, Inc	$ 994
2,624,840		Mattel, Inc	50,581
192,294	e	Nautilus Group, Inc	2,702
349,233		Nintendo Co Ltd	32,782
254,800	*	Nu-Kote Holding, Inc (Class A)	0
93,869	e*	Oneida Ltd	553
76,810		Penn Engineering &
		Manufacturing Corp	1,462
81,441	*	RC2 Corp	1,690
8,300		RHI AG.	158
62,184		Russ Berrie & Co, Inc	2,108
132,330	e*	Sega Corp	1,259
113,604	e*	Shuffle Master, Inc	3,933
15,400	e	Societe BIC S.A.	712
34,467	*	Steinway Musical
		Instruments, Inc	851
214,030	*	Yankee Candle Co, Inc	5,849
85,000		Yonex Co Ltd	539

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	173,480

MISCELLANEOUS RETAIL—0.94%
122,097	*	1-800-Flowers.com, Inc
		(Class A)	1,350
82,892	*	AC Moore Arts & Crafts, Inc	1,596
228,498	e*	Alloy, Inc	1,190
1,369,935	*	Amazon.com, Inc	72,113
303,298	e*	Barnes & Noble, Inc	9,963
56,950	*	Big 5 Sporting Goods Corp	1,193
50,462		Blair Corp	1,228
71,597	e*	Blue Rhino Corp	994
383,510		Borders Group, Inc	8,407
181,095		Cash America
		International, Inc	3,836
66,249	*	Coldwater Creek, Inc	729
2,682,760		CVS Corp	96,901
83,869	*	Dick’s Sporting Goods, Inc	4,081
209,621	*	Drugstore.com, Inc	1,155
142,160	*	Duane Reade, Inc	2,405
2,353,347	*	eBay, Inc	152,003
627	b*	FAO, Inc	0
38,957	*	Finlay Enterprises, Inc	550
125,504		Friedman’s, Inc (Class A)	842
4,957	*	FTD, Inc (Class A)	122
6,403	*	Gaiam, Inc	38
62,249	e*	Galyans Trading Co, Inc	749
993,036		GUS plc	13,750
101,306		Hancock Fabrics, Inc	1,467
3		Hellenic Duty Free Shops S.A.	0
80,014	*	Hibbett Sporting Goods, Inc	2,384
116,249	*	Jill (J.) Group, Inc	1,478
201,660		Longs Drug Stores Corp	4,989

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-45

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

MISCELLANEOUS RETAIL—(Continued)
245,239	e*	Marvel Enterprises, Inc	$ 7,139
2,800		Matsumotokiyoshi Co Ltd	63
335,287		Michaels Stores, Inc	14,820
149,220		MSC Industrial Direct Co
		(Class A)	4,104
1,578,129		Next Plc	31,726
807,000		Nippon Mining Holdings, Inc	2,816
212,000		Nisshinbo Industries, Inc	1,181
1,830,439	*	Office Depot, Inc	30,587
407,762		Omnicare, Inc	16,470
58,112	e*	Overstock.com, Inc	1,154
53,379	*	Party City Corp	677
40,456	*	PC Connection, Inc	339
247,763	*	Petco Animal Supplies, Inc	7,544
656,793		Petsmart, Inc	15,632
1,000		Playmates Interactive
		Entertainment Ltd	0
140,723	e*	Priceline.com, Inc	2,519
2,416,177	e*	Rite Aid Corp	14,594
61,877	e*	Sharper Image Corp	2,020
764,043	*	Shoppers Drug Mart Corp	17,726
1,813,159		Signet Group plc	3,343
130,034	*	Sports Authority, Inc	4,993
231,288	*	Stamps.com, Inc	1,434
3,691,548	*	Staples, Inc	100,779
239,144	*	Summit America
		Television, Inc	937
35,300	*	Systemax, Inc	235
522,710		Tiffany & Co	23,626
1,762,187	*	Toys ‘R’ Us, Inc.	22,274
140,960	*	Valuevision
		International, Inc
		(Class A)	2,354
5,705,772		Walgreen Co	207,576
74,775	*	Whitehall Jewellers, Inc	738
62,295		World Fuel Services Corp	2,115
189,338	*	Zale Corp	10,073

		TOTAL MISCELLANEOUS
		RETAIL	937,101

MOTION PICTURES—1.00%
208,981	*	AMC Entertainment, Inc	3,179
201,467	*	Avid Technology, Inc	9,670
416,958		Blockbuster, Inc (Class A)	7,484
14,277	*	Carmike Cinemas, Inc	498
355,382	*	Hollywood
		Entertainment Corp	4,887
15,790,766	*	Liberty Media Corp (Class A)	187,752
436,231	e*	Metro-Goldwyn-Mayer, Inc	7,455
159,796		Movie Gallery, Inc	2,985
73,022	e*	NetFlix, Inc	3,994
275,500		Rank Group plc	1,377
63,669	*	Reading International, Inc	377
173,464		Regal Entertainment Group
		(Class A)	$ 3,559
27,339,868	*	Time Warner, Inc	491,844
20,200		Toei Animation Co Ltd	1,033
57,180		Toho Co Ltd	728
11,407,561		Walt Disney Co	266,138

		TOTAL MOTION PICTURES	992,960

NONDEPOSITORY INSTITUTIONS—2.33%
71,110	*	Accredited Home Lenders
		Holding Co	2,176
178,325		Acom Co Ltd	8,087
21,806	b,e*	Actrade Financial
		Technologies Ltd	28
53,990		Advanta Corp (Class A)	701
97,997		Advanta Corp (Class B)	1,247
78,250		Aiful Corp	5,724
299,554	e	American Capital
		Strategies Ltd	8,906
10,299,857		American Express Co	496,762
980,358	*	AmeriCredit Corp	15,617
1,066,403		Capital One Financial Corp	65,360
272,718		CharterMac	5,763
1,197,297		CIT Group, Inc	43,043
100,651	*	CompuCredit Corp	2,142
809,758		Countrywide Financial Corp	61,420
88,734	*	Credit Acceptance Corp	1,358
966,101		Credit Saison Co Ltd	21,815
466,973		Doral Financial Corp	15,074
28,247	b*	DVI, Inc	1
346,260	e*	E-Loan, Inc	1,032
9,469,155		Fannie Mae	710,755
52,511	*	Federal Agricultural Mortgage
		Corp (Class C)	1,678
95,226	*	Financial Federal Corp	2,909
4,928,603		Freddie Mac	287,436
9,719,052		HBOS plc	125,879
246,000	e	Hitachi Capital Corp	3,411
597,819	*	Hypo Real Estate Holding	14,923
27,401	f*	Imperial Credit Industries
		Wts 01/21/08	0
117,142		Irish Life & Permanent plc	1,891
109,042		Irish Life & Permanent plc
		(United Kingdom)	1,741
8,642,569		MBNA Corp	214,768
177,634		MCG Capital Corp	3,464
48,510		Medallion Financial Corp	460
187,320	e	Metris Cos, Inc	832
4,123		MFN Financial Corp Series C
		Wts 03/23/04	0
192,869		New Century Financial Corp	7,651
159,104	e	ORIX Corp	13,154
589,937		Promise Co Ltd	25,707
1,235,121	*	Providian Financial Corp	14,377
181,763	*	Saxon Capital, Inc	3,808

ST-46 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

NONDEPOSITORY INSTITUTIONS—(Continued)
160,002		SFCG Co Ltd	$ 20,513
2,323,382		SLM Corp	87,545
21,206		Student Loan Corp	3,096
200,649	e	Takefuji Corp	9,380
18,600	*	United PanAm Financial Corp	311
92,208		Westcorp	3,370
81,515	*	WFS Financial, Inc	3,461
100,475	*	World Acceptance Corp	2,000

		TOTAL NONDEPOSITORY
		INSTITUTIONS	2,320,776

NONMETALLIC MINERALS, EXCEPT FUELS—0.03%
135,409		Amcol International Corp	2,749
20,960	e	Potash Corp Of Saskatchewan	1,820
587,103		Vulcan Materials Co	27,928

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	32,497

OIL AND GAS EXTRACTION—1.73%
1,252,842		Anadarko Petroleum Corp	63,907
1,006,215		Apache Corp	81,604
58,361	*	Atwood Oceanics, Inc	1,864
114,429		Berry Petroleum Co (Class A)	2,317
1,247,922	*	BJ Services Co	44,800
1,413,698		Burlington Resources, Inc	78,291
183,847		Cabot Oil & Gas Corp
		(Class A)	5,396
238,480	*	Cal Dive International, Inc	5,750
498,459	e	Canadian Natural
		Resources Ltd	25,215
2,012,218		Chesapeake Energy Corp	27,326
744,000		China Oilfield Services Ltd
		(H Shs)	264
273,285	*	Cimarex Energy Co	7,294
21,742	*	Clayton Williams
		Energy, Inc	632
5,600		CNOOC Ltd	224
195,891	*	Comstock Resources, Inc	3,781
223,822	*	Denbury Resources, Inc	3,113
1,381,878		Devon Energy Corp	79,126
589,891	e	Diamond Offshore Drilling, Inc	12,099
1,221,074	e	EnCana Corp	48,191
57,692	*	Encore Acquisition Co	1,422
147,969	*	Energy Partners Ltd	2,057
250,618	b*	Enron Corp	7
758,438		ENSCO International, Inc	20,607
792,767		EOG Resources, Inc	36,602
260,038	*	Evergreen Resources, Inc	8,454
16,667	*	Exploration Co Of
		Delaware, Inc	102

267,106	*	Forest Oil Corp	$ 7,631
2,188	*	Forest Oil Corp Wts 02/15/04	16
2,188	*	Forest Oil Corp Wts 02/15/05	8
510,599	*	Global Industries Ltd	2,630
1,113,348	*	Grey Wolf, Inc	4,164
55,857		Groupe Bruxelles Lambert S.A.	3,147
1,925	*	Groupe Bruxelles Lambert S.A.
		(Strp Vvpr)	0
339,617	*	Hanover Compressor Co	3,787
238,695	*	Harvest Natural
		Resources, Inc	2,375
236,193		Helmerich & Payne, Inc	6,597
166,832	*	Horizon Offshore, Inc	734
86,211	*	Houston Exploration Co	3,148
829,971	e	Husky Energy, Inc	15,074
106,885	e	Imperial Oil Ltd	4,758
240,885	*	KCS Energy, Inc	2,541
703,894		Kerr-McGee Corp	32,724
729,430	*	Key Energy Services, Inc	7,520
439,792	*	Magnum Hunter
		Resources, Inc	4,182
32,226	*	Magnum Hunter
		Resources, Inc Wts
		03/21/05	18
1,494,482		Marathon Oil Corp	49,452
87,698	e*	McMoRan Exploration Co	1,644
232,257	e*	Meridian Resource Corp	1,380
286,056	*	Newfield Exploration Co	12,741
492,990	*	Newpark Resources, Inc	2,361
313,579		Nexen, Inc	11,386
411,631		Noble Energy, Inc	18,289
14,504	*	North Coast Energy, Inc	155
119,038	*	Nuevo Energy Co	2,877
1,951,912		Occidental Petroleum Corp	82,449
150,638	*	Oceaneering
		International, Inc	4,218
22,848		OMV AG.	3,403
2,269,510	e	Origin Energy Ltd	8,122
641,700	*	Parker Drilling Co	1,636
201,560		Patina Oil & Gas Corp	9,874
436,792	*	Patterson-UTI Energy, Inc	14,379
53,169		Penn Virginia Corp	2,959
367,790		Penn West Petroleum Ltd	13,710
762,014	e	Petro-Canada	37,686
33,900	*	Petrocorp, Inc	456
93,539	*	Petroleum Development Corp	2,217
6,691	*	Petroquest Energy, Inc	21
756,846	*	Pioneer Natural Resources Co	24,166
258,508	*	Plains Exploration &
		Production Co	3,978
463,343		Pogo Producing Co	22,379
10,400	*	Precision Drilling Corp	457
601,490	*	Pride International, Inc	11,212

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-47

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

OIL AND GAS EXTRACTION—(Continued)
65,500	*	Prima Energy Corp	$ 2,303
73,555	*	Quicksilver Resources, Inc	2,376
349,525		Range Resources Corp	3,303
141,127	*	Remington Oil & Gas Corp	2,779
776,774	*	Rowan Cos, Inc	17,998
71,095		RPC, Inc	781
111,802	*	Seacor Smit, Inc	4,699
50	*	Serval Integrated Energy
		Services (Units)	0
22,097,480		Shell Transport &
		Trading Co plc	164,363
30,639		Smedvig a/s (A Shs)	233
227,810	*	Southwestern Energy Co	5,445
157,422	*	Spinnaker Exploration Co	5,080
186,366		St. Mary Land &
		Exploration Co	5,311
138,017	e	Statoil ASA	1,551
151,001	*	Stone Energy Corp	6,410
324,519	*	Superior Energy Services, Inc	3,050
168,825	*	Swift Energy Co	2,845
3,149	e*	Syntroleum Corp	14
379,210	e	Talisman Energy, Inc	21,574
6,956		Technip-Coflexip S.A.	753
140,684	*	Tetra Technologies, Inc	3,410
264,483		Tidewater, Inc	7,903
237,295	*	Tom Brown, Inc	7,653
163,377		Total Fina Elf S.A. (Strip Vvpr)	2
1,820,753	e	Total S.A.	338,520
116,232	*	Transmontaigne, Inc	750
267,396	*	Unit Corp	6,297
1,278,350		Unocal Corp	47,082
703,159	*	Varco International, Inc	14,506
225,344	*	Veritas DGC, Inc	2,362
344,929		Vintage Petroleum, Inc	4,149
2,100	*	Weatherford International Ltd	76
204,151	*	Westport Resources Corp	6,096
150,570	*	W-H Energy Services, Inc	2,439
850,655		XTO Energy, Inc	24,074

		TOTAL OIL AND GAS
		EXTRACTION	1,721,293

PAPER AND ALLIED PRODUCTS—0.55%
2,533,855	e	Abitibi-Consolidated, Inc
		(Canada)	20,334
232,729		Bemis Co	11,636
43,551		Billerud AB	657
501,555		Boise Cascade Corp	16,481
238,159		Bowater, Inc	11,029
154,300	*	Buckeye Technologies, Inc	1,551
213,400		Bunzl plc	1,630
173,819	*	Caraustar Industries, Inc	2,399
639,921		Carter Holt Harvey Ltd	790

93,459		Chesapeake Corp	$ 2,475
84,000		De La Rue plc	417
4,017	e*	Earthshell Corp	7
180,059		Glatfelter	2,242
3,400	*	Graphic Packaging Corp	14
85,012		Greif, Inc (Class A)	3,019
2,378,210		International Paper Co	102,525
2,534,807		Kimberly-Clark Corp	149,782
339,795	*	Longview Fibre Co	4,196
8,204		Mayr-Melnhof Karton AG.	986
915,638		MeadWestvaco Corp	27,240
1,139,000		NGK Insulators Ltd	8,502
118		Nippon Unipac Holding	609
1,759,412		OJI Paper Co Ltd	11,361
350,445		Packaging Corp Of America	7,661
939,826	*	Pactiv Corp	22,462
191,857	*	Playtex Products, Inc	1,483
106,254		Pope & Talbot, Inc	1,871
184,895		Potlatch Corp	6,429
1,562,154		Rexam plc	11,962
156,847		Rock-Tenn Co (Class A)	2,707
100,877		Schweitzer-Mauduit
		International, Inc	3,004
1,749,156	*	Smurfit-Stone
		Container Corp	32,482
539,670		Sonoco Products Co	13,287
1,093,228	e	Stora Enso Oyj (R Shs)	14,727
457,021	e	Svenska Cellulosa AB
		(B Shs)	18,674
299,941		Temple-Inland, Inc	18,797
242,600		Uni-Charm Corp	11,930
247,699		Wausau-Mosinee
		Paper Corp	3,349

		TOTAL PAPER AND ALLIED
		PRODUCTS	550,707

PERSONAL SERVICES—0.15%
259,975	*	Alderwoods Group, Inc	2,449
59,164		Angelica Corp	1,302
2,619	*	Cadiz, Inc	13
650,588		Cintas Corp	32,614
144,320	e*	Coinstar, Inc	2,606
53,363		CPI Corp	1,078
1,028,205		Davis Service Group PLC	6,866
119,203		G & K Services, Inc (Class A)	4,381
1,191,816		H & R Block, Inc	65,991
210,930		Regis Corp	8,336
1,631,568	*	Service Corp International	8,794
51,976		Unifirst Corp	1,232
400,478	*	Weight Watchers
		International, Inc	15,366

		TOTAL PERSONAL SERVICES	151,028

ST-48 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

PETROLEUM AND COAL PRODUCTS—4.25%
832,532		Amerada Hess Corp	$ 44,266
341,706		Ashland, Inc	15,056
8,552,353		BHP Billiton Ltd	78,550
55,334,903		BP plc	448,732
1,386,517		BP plc (Spon ADR)	68,425
5,690,094		ChevronTexaco Corp	491,567
6,016,135		ConocoPhillips	394,478
131,258		ElkCorp	3,505
8,351,426	e	ENI S.p.A.	157,590
48,668,143	e	ExxonMobil Corp	1,995,394
774,619	e	Fortum Oyj	7,992
176,400		Frontier Oil Corp	3,038
180,362	*	Headwaters, Inc	3,539
1		Hellenic Petroleum S.A.	0
66,855		Holly Corp	1,839
271,110		Lubrizol Corp	8,816
947,722		Lyondell Chemical Co	16,064
387,250		Murphy Oil Corp	25,291
4,176,047		Nippon Oil Corp	21,276
171,189	e	Norsk Hydro ASA	10,563
169,896	*	Premcor, Inc	4,417
1,978,760	e	Repsol YPF S.A.	38,587
5,398,494	e	Royal Dutch Petroleum Co	284,633
455,368		Santos Ltd	2,357
65,500		Showa Shell Sekiyu KK	532
727,056	e	Suncor Energy, Inc	18,285
422,003		Sunoco, Inc	21,585
773,176	e	Teikoku Oil Co Ltd	3,889
412,631	*	Tesoro Petroleum Corp	6,012
119,000		TonenGeneral Sekiyu KK	985
629,022		Valero Energy Corp	29,149
112,578		WD-40 Co	3,981
1,734,828	e	Woodside Petroleum Ltd	19,345

		TOTAL PETROLEUM AND
		COAL PRODUCTS	4,229,738

PIPELINES, EXCEPT NATURAL GAS—0.05%
354,869		Enbridge, Inc	14,747
1,432,783	e	TransCanada Corp	30,912

		TOTAL PIPELINES, EXCEPT
		NATURAL GAS	45,659

PRIMARY METAL INDUSTRIES—0.64%
70,875	e	Acerinox S.A.	3,342
646,241	*	AK Steel Holding Corp	3,296
655,635		Alcan, Inc	30,731
4,837,049		Alcoa, Inc	183,808
534,668		Allegheny Technologies, Inc	7,068
1		Aluminium Of Greece S.A.I.C.	0
1,012,313	*	Andrew Corp	11,652
2,211,205	e	Arcelor	38,545
56,681		Bekaert S.A.	3,610
165,718		Belden, Inc	3,495

1	b*	Bethlehem Steel Corp	$ 0
7,338,449		BHP Billiton plc	64,108
4,275,251		BHP Steel Ltd	18,039
102,245	*	Brush Engineered
		Materials, Inc	1,565
283,568	*	Cable Design
		Technologies Corp	2,549
138,464		Carpenter Technology Corp	4,094
85,694	*	Century Aluminum Co	1,629
343,475	*	CommScope, Inc	5,609
89,768		Curtiss-Wright Corp	4,040
14,154		Dofasco, Inc	395
84,757	*	Encore Wire Corp	1,501
574,777		Engelhard Corp	17,215
233,844	*	General Cable Corp	1,906
48,823		Gibraltar Steel Corp	1,228
34,900		Group 4 Falck a/s	715
2,701	*	Imco Recycling, Inc	27
5,173		Intermet Corp	28
18,800	e*	International Steel Group, Inc	732
84		Japan Steel Works Ltd	0
52,810	e*	Liquidmetal Technologies, Inc	150
179,060	*	Lone Star Technologies, Inc	2,861
194,957		Matthews International Corp
		(Class A)	5,769
273,807	*	Maverick Tube Corp	5,271
222,830	*	Mueller Industries, Inc	7,656
32,040,793		Nippon Steel Corp	68,763
17,851		NKT Holding a/s	324
74,830		NN, Inc	942
2,700	*	Northwest Pipe Co	36
112,265	*	NS Group, Inc	1,089
377,012		Nucor Corp	21,113
870,697		OneSteel Ltd	1,325
3,700	*	Oregon Steel Mills, Inc	21
278,241		Precision Castparts Corp	12,635
35,000	f	Promet Berhad	3
111,221		Quanex Corp	5,127
738,905		Rautaruukki Oyj	5,443
8,785		Roanoke Electric Steel Corp	117
134,542	*	RTI International Metals, Inc	2,270
145,988		Ryerson Tull, Inc	1,672
60,244		Schnitzer Steel
		Industries, Inc (Class A)	3,645
220,215	*	Steel Dynamics, Inc	5,173
536,000	*	Sumitomo Heavy Industries Ltd	1,215
4,649,498		Sumitomo Metal Industries Ltd	4,599
392,000		Sumitomo Special Metals Co Ltd	5,242
49,225		Svenskt Stal AB (Ssab) Series A	879
18,077		Svenskt Stal AB (Ssab) Series B	310
140,266		Texas Industries, Inc	5,190
924,338	e	ThyssenKrupp AG.	18,270
200,293		Tredegar Corp	3,111

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-49

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

PRIMARY METAL INDUSTRIES—(Continued)
63,620		Trelleborg AB (B Shs)	$ 1,035
381,405	e	TUI AG.	7,952
465,084		United States Steel Corp	16,287
101,092		Viohalco S.A.	655
300,484	*	Vivendi Universal S.A.
		(Spon ADR)	7,296
16,447		Voestalpine AG.	670
403,854		Worthington Industries, Inc	7,281

		TOTAL PRIMARY METAL
		INDUSTRIES	642,324

PRINTING AND PUBLISHING—0.81%
422,560	e*	American Greetings Corp
		(Class A)	9,241
161,380		Banta Corp	6,536
488,496		Belo Corp (Class A)	13,844
351,800	f	Belo Corp (Class B)	9,970
244,971		Bowne & Co, Inc	3,322
82,934	*	Consolidated Graphics, Inc	2,619
35,486		Courier Corp	1,365
35,207		CSS Industries, Inc	1,092
954,845		Dai Nippon Printing Co Ltd	13,409
145,000		Daily Mail & General Trust plc	1,711
84,250		Dow Jones & Co, Inc	4,200
206,300	f	Dow Jones & Co, Inc (Class B)	10,284
191,356		Emap Plc	2,936
214,181	e	Eniro AB	2,054
96,092		Ennis Business Forms, Inc	1,470
1,407,457		Gannett Co, Inc	125,489
62,084	e	Gruppo Editoriale
		L’Espresso S.p.A.	387
186,220		Harland (John H.) Co	5,084
335,375		Harte-Hanks, Inc	7,294
319,997		Hollinger International, Inc	4,998
521,873		Independent News &
		Media plc	1,238
179,100		Independent
		Newspapers Ltd	606
86,790	*	Information Holdings, Inc	1,918
2,057,984		John Fairfax Holdings Ltd	5,458
200,777	*	Journal Register Co	4,156
632,089		Knight Ridder, Inc	48,905
78,101		Lagardere S.C.A.	4,509
230,548		Lee Enterprises, Inc	10,063
14,400	f	Lee Enterprises, Inc (Class B)	629
193,401	*	Mail-Well, Inc	892
78,998	e*	Martha Stewart Living
		Omnimedia, Inc (Class A)	778
112,689		McClatchy Co (Class A)	7,753
1,249,636		McGraw-Hill Cos, Inc	87,375
89,008		Media General, Inc (Class A)	5,794
70,601		Meredith Corp	3,446

200,900		Meredith Corp (Class B)	$ 9,806
77,740		New England Business
		Services, Inc	2,293
746,925		New York Times Co (Class A)	35,696
3,985,057	e	News Corp Ltd	36,000
196,200	e	News Corp Ltd (Spon ADR)	7,083
4,084,839		Pearson plc	45,484
93,752	*	Playboy Enterprises, Inc
		(Class B)	1,515
976,083	*	Primedia, Inc	2,762
26,112	*	Private Media Group, Inc	57
40,443		Pulitzer, Inc	2,184
48,473	e	Quebecor World, Inc	1,003
154,959	e*	Quebecor, Inc (Class B)	2,837
575,008		R.R. Donnelley & Sons Co	17,336
515,758		Reader’s Digest
		Association, Inc (Class A)	7,561
1,782,923		Reed Elsevier NV	22,152
1,127,688		Reed Elsevier plc	9,433
176,967	*	Scholastic Corp	6,024
474,093		SCMP Group Ltd	209
178,260		Scripps (E.W.) Co (Class A)	16,781
322,888		Singapore Press Holdings Ltd	3,593
100,075		Standard Register Co	1,684
1	*	Telecom Italia Media S.p.A.	0
128,001		Telefonica Publicidad e
		Informacion S.A.	702
61,333		Thomas Nelson, Inc	1,186
1,121,460	e	Toppan Printing Co Ltd	11,668
1,339,193		Tribune Co	69,102
218,239		United Business Media plc	1,914
221,073	*	Valassis
		Communications, Inc	6,488
1,365,970		VNU NV	43,160
27,323		Washington Post Co
		(Class B)	21,623
273,965		Wiley (John) & Sons, Inc
		(Class A)	7,131
154,000		Yell Group PLC	841

		TOTAL PRINTING AND
		PUBLISHING	806,133

RAILROAD TRANSPORTATION—0.43%
10,960,759	e	Brambles Industries Ltd	43,604
2,012,000		Brambles Industries plc	7,330
2,450,210		Burlington Northern
		Santa Fe Corp	79,264
104,163	e	Canadian National Railway Co	6,591
334,280		Canadian National
		Railway Co (Canada)	21,212
721,502	e	Canadian Pacific Railway Ltd	20,424
2,035,201		CSX Corp

ST-50 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

RAILROAD TRANSPORTATION—(Continued)
191,700		Firstgroup plc	$ 939
122,572		Florida East Coast Industries	4,057
81,109	*	Genesee & Wyoming, Inc
		(Class A)	2,555
406,019	*	Kansas City Southern
		Industries, Inc	5,814
619		Keihin Electric Express
		Railway Co Ltd	4
477,000	e	Kintetsu Corp	1,433
980,327		Mayne Group Ltd	2,408
679,000		Nippon Express Co Ltd	3,206
2,570,719		Norfolk Southern Corp	60,798
1,345,394		Union Pacific Corp	93,478

		TOTAL RAILROAD
		TRANSPORTATION	426,262

REAL ESTATE—0.20%
29,951	*	Avatar Holdings, Inc	1,106
1,659,320		British Land Co plc	17,347
49,663		Brookfield Properties Corp	1,433
470,587		CapitaLand Ltd	429
483,701		Catellus Development Corp	11,667
600,000		CFS Gandel Retail Trust	606
1,962,242		Cheung Kong Holdings Ltd	15,607
206,802		City Developments Ltd	737
2,300		Cofinimmo	320
4,883,420		Commonwealth Property
		Office Fund	4,231
25,934		Consolidated-Tomoka Land Co	848
28,910	b*	Crescent Operating, Inc	7
154,999		Forest City Enterprises, Inc
		(Class A)	7,364
13,785		Gecina SA	2,027
3,017,504		General Property Trust	6,798
245,892		Grafton Group plc	1,697
76,833		Great Portland Estates plc	323
248,213		Hammerson plc	2,877
8,999,000		Hang Lung Properties Ltd	11,533
1,658,256		Harvey Norman Holdings Ltd	3,723
837,118		Henderson Land
		Development Co Ltd	3,698
866,000		Hopewell Holdings	1,333
289,038		Hysan Development Co Ltd	447
206,568	*	Jones Lang LaSalle, Inc	4,282
10,400		Klepierre	626
114,423	e	LNR Property Corp	5,665
1		Metrovacesa S.A.	0
2,084,840		Mirvac Group	6,786
2,464,448		Mitsubishi Estate Co Ltd	23,364
1,550,198		Mitsui Fudosan Co Ltd	14,002
700,000	*	New World Development Co Ltd	564
10,272	*	Orleans Homebuilders, Inc	$ 291
313,000		Singapore Land Ltd	734
703,508		Sino Land Co Ltd	401
404,515		Slough Estates plc	3,181
167,740		St. Joe Co	6,255
640,213	*	Stewart Enterprises, Inc
		(Class A)	3,636
1		Stockland	0
1,258,021		Stockland Trust Group	4,948
1,446,429		Sun Hung Kai Properties Ltd	11,970
27,174	*	Tarragon Realty Investors, Inc	449
433,000		TOC Co Ltd	2,416
211,056	*	Trammell Crow Co	2,796
400	*	U-Cyber Technology
		Holdings Ltd	0
18,953		Unibail	1,777
10,092		United Capital Corp	209
175,000		United Overseas Land Ltd	198
45,653	e	Vallehermoso S.A.	691
458,362		Westfield Holdings Ltd	4,825
1,000		YT Realty Group Ltd	0

		TOTAL REAL ESTATE	196,224

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.23%
60,413		Adidas-Salomon AG.	6,881
4,015	*	AEP Industries, Inc	39
93,113	*	Applied Films Corp	3,075
180,547		Aptargroup, Inc	7,041
26,211		Bandag, Inc	1,080
62,900		Bandag, Inc (Class A)	2,541
639,631	e	Bridgestone Corp	8,600
738,550		Continental AG.	28,012
428,226		Cooper Tire & Rubber Co	9,155
3,567	*	Foamex International, Inc	18
300,000	e	Fuji Seal Inc	11,813
994,645	e*	Goodyear Tire & Rubber Co	7,818
34,091	*	Gundle/SLT
		Environmental, Inc	708
167,358	*	Jarden Corp	4,576
204,827	e	Michelin (C.G.D.E.) (B Shs)	9,399
130,415		Myers Industries, Inc	1,581
849,683		Nike, Inc (Class B)	58,169
10,627,547	e	Pirelli & C SpA	10,818
43,952		Quixote Corp	1,073
246,698		Reebok International Ltd	9,700
137,540		Ryanair Holdings plc	1,143
204,061		Schulman (A.), Inc	4,351
551,542	*	Sealed Air Corp	29,860
120,430	*	Skechers U.S.A., Inc (Class A)	982
153,007		Spartech Corp	3,770
48,962	e*	Trex Co, Inc	1,860
346,154		Tupperware Corp	6,002

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-51

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—(Continued)
120,040	*	Vans, Inc	$ 1,370

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS	231,435

SECURITY AND COMMODITY BROKERS—1.81%
627,867		3i Group plc	6,941
774,363		A.G. Edwards, Inc	28,055
243,679	e*	Affiliated Managers
		Group, Inc	16,958
1,126,338	*	Ameritrade Holding Corp	15,848
513,854		Amvescap plc	3,732
512,168		Bear Stearns Cos, Inc	40,948
2,200	*	BKF Capital Group, Inc	54
99,159		Blackrock, Inc	5,266
5,397,072		Charles Schwab Corp	63,901
21,823	e	Chicago Mercantile Exchange	1,579
4,505,877		Daiwa Securities Group, Inc	30,650
100,000		Deutsche Boerse AG.	5,468
3,558,479	*	E*Trade Financial Corp	45,015
326,616		Eaton Vance Corp	11,967
320,000		Euronext NV	8,101
651,466		Federated Investors, Inc
		(Class B)	19,127
1,739,322	e	FinecoGroup S.p.A.	1,226
48,181		First Albany Cos, Inc	676
972,066		Franklin Resources, Inc	50,606
42,986	e	Gabelli Asset
		Management, Inc (Class A)	1,711
1,991,812		Goldman Sachs Group, Inc	196,652
2,116,000		Hong Kong Exchanges &
		Clearing Ltd	4,593
619,961	*	Instinet Group, Inc	3,193
315,087	*	Investment Technology
		Group, Inc	5,089
321,420		Investors Financial
		Services Corp	12,346
653		Itochu Corp	2
700		Jafco Co Ltd	55
2,219,615		Janus Capital Group, Inc	36,424
221,946		Jefferies Group, Inc	7,329
512,419	*	Knight Trading Group, Inc	7,502
383,375	e*	LaBranche & Co, Inc	4,474
477,380		Legg Mason, Inc	36,844
2,118,909		Lehman Brothers
		Holdings, Inc	163,622
980,547		Man Group plc	25,645
2,074,734	e	Marubeni Corp	3,969
5,096,782		Merrill Lynch & Co, Inc	298,926
1,929,550	e	Mitsubishi Corp	20,453
1,575,286	e	Mitsui & Co Ltd	12,685
6,775,598		Morgan Stanley	$ 392,104
7,468,694		Nikko Cordial Corp	41,605
6,035,681		Nomura Holdings, Inc	102,782
117,158		Nuveen Investments, Inc	3,123
41,820	e	OM AB	520
204,560		Raymond James
		Financial, Inc	7,712
58,499		Sanders Morris Harris
		Group, Inc	725
450,775		SEI Investments Co	13,735
104,502	*	SoundView Technology
		Group, Inc	1,619
103,260		SWS Group, Inc	1,838
613,959		T Rowe Price Group, Inc	29,108
9,945		Value Line, Inc	496
419,798		Waddell & Reed
		Financial, Inc (Class A)	9,848
1,793,000	*	Yamaichi Securities Co Ltd	33

		TOTAL SECURITY AND
		COMMODITY BROKERS	1,802,880

SOCIAL SERVICES—0.00%
79,552	*	Bright Horizons Family
		Solutions, Inc	3,341
5,189	*	Res-Care, Inc	42

		TOTAL SOCIAL SERVICES	3,383

SPECIAL TRADE CONTRACTORS—0.03%
7,600	*	Comfort Systems U.S.A., Inc	42
319,286	*	Dycom Industries, Inc	8,563
94,488	*	EMCOR Group, Inc	4,148
246,692	*	Integrated Electrical
		Services, Inc	2,282
35,319	*	John B. Sanfilippo & Son	1,803
366,132		Kinden Corp	1,708
108,520	*	Matrix Service Co	1,970
488,048	*	Quanta Services, Inc	3,563
66,396		Roto-Rooter, Inc	3,061

		TOTAL SPECIAL TRADE
		CONTRACTORS	27,140

STONE, CLAY, AND GLASS PRODUCTS—0.37%
47,836		Ameron International Corp	1,659
177,907		Apogee Enterprises, Inc	2,019
314,088	e	Asahi Glass Co Ltd	2,579
1,748,067		Boral Ltd	6,691
225,300		BPB plc	1,400
128,821	*	Cabot Microelectronics Corp	6,312
67,304		CARBO Ceramics, Inc	3,449
43,296		Centex Construction
		Products, Inc	2,609
436,628		Cimpor Cimentos de
		Portugal S.A.	2,258
416,034	e	Compagnie De Saint-Gobain	20,366

ST-52 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

STONE, CLAY, AND GLASS PRODUCTS—(Continued)
7,895,859	*	Corning, Inc	$ 82,354
323,319		CRH plc (Ireland)	6,639
1,725,523		CRH plc (United Kingdom)	35,368
3,347,109	e	CSR Ltd	4,665
108,099		Florida Rock Industries, Inc	5,929
2,310,551		Hanson Plc	16,969
5,404		Heidelberger Zement AG.
		(Belgium)	209
22,059		Heidelberger Zement AG.
		(Germany)	932
28,360		Heidelberger Zement AG.
		(Strip Vvpr)	0
530,236	e	Holcim Ltd (Regd)	24,695
297,280		Hoya Corp	27,295
20,694		Imerys S.A.	4,356
645,397		Italcementi S.p.A.	8,051
1,349,103		James Hardie Industries NV	6,993
344,526		Lafarge North America, Inc	13,960
261,356	e	Lafarge S.A. (Br)	23,274
88,637		Libbey, Inc	2,524
4,662,028		Nippon Sheet Glass Co Ltd	13,616
542,111	*	Owens-Illinois, Inc	6,446
667,274		Pilkington plc	1,144
2,282,693	*	Rinker Group Ltd	11,265
147,928		RMC Group plc	1,847
393,000		Sumitomo Osaka
		Cement Co Ltd	770
1,054,363	e	Taiheiyo Cement Corp	2,981
1,056,700		Toto Ltd	8,953
11,092	*	U.S. Concrete, Inc	72
247,864	be*	USG Corp	4,107
92,340	e	Wienerberger AG.	2,467

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	367,223

TOBACCO PRODUCTS—0.99%
202,539		Altadis S.A.	5,748
15,679,576		Altria Group, Inc	853,283
5,240		Japan Tobacco, Inc	38,382
313,448		Loews Corp (Carolina Group)	7,911
608,622		R.J. Reynolds Tobacco
		Holdings, Inc	35,391
167,807		Universal Corp (Virginia)	7,412
861,382		UST, Inc	30,743
152,941		Vector Group Ltd	2,496

		TOTAL TOBACCO PRODUCTS	981,366

TRANSPORTATION BY AIR—0.42%
11,608	e*	ABX Air, Inc	50
202,814	e	Air France	3,108
511,328	*	Airtran Holdings, Inc	6,085
161,244	*	Alaska Air Group, Inc	4,400

1,447,000	e	All Nippon Airways Co Ltd	$ 3,578
197,349	e*	America West Holdings
		Corp (Class B)	2,447
1,055,266	e*	AMR Corp	13,666
2,619	e*	ATA Holdings Corp	25
272,219	*	Atlantic Coast Airlines
		Holdings, Inc	2,695
296,274		Auckland International
		Airport Ltd	1,364
1,651,127		BAA plc	14,668
4,101,807		British Airways plc	17,072
200,800		Cathay Pacific Airways Ltd	381
827,955	e*	Continental Airlines, Inc
		(Class B)	13,471
1,401,825	*	Delta Air Lines, Inc	16,556
460,000	e	Deutsche Lufthansa AG.
		(Regd)	7,688
8,668,214		easyJet plc	45,466
237,021	*	ExpressJet Holdings, Inc	3,555
1,612,715		FedEx Corp	108,858
28,396		Flughafen Wien AG.	1,332
90,364	*	Forward Air Corp	2,485
232,250	*	Frontier Airlines, Inc	3,312
623,766	e*	Japan Airlines System Corp	1,647
410,107	e*	JetBlue Airways Corp	10,876
70,732		Kobenhavns Lufthavne As	8,292
66,657	*	MAIR Holdings, Inc	485
191,016	e*	Mesa Air Group, Inc	2,392
542	*	Midwest Air Group, Inc	2
569,258	e*	Northwest Airlines Corp	7,184
126,302	*	Offshore Logistics, Inc	3,097
22,646	*	Petroleum Helicopters (Vote)	555
4,400	*	Pinnacle Airlines Corp	61
320,620		Qantas Airways Ltd	795
3,734	*	Ryanair Holdings plc
		(Spon ADR)	189
1,831,928		SABMiller plc	18,988
56,655	*	SAS AB	535
536,929		Singapore Airlines Ltd	3,541
382,188		Skywest, Inc	6,925
4,495,986		Southwest Airlines Co	72,565
1,095,111		Swire Pacific Ltd (A Shs)	6,757
96		Swissair Group	0
6,700	b,e*	UAL Corp	11
1,000,000	*	Virgin Blue Holdings Ltd	1,793

		TOTAL TRANSPORTATION
		BY AIR	418,952

TRANSPORTATION EQUIPMENT—3.16%
196,691	*	AAR Corp	2,941
59,178	*	Aftermarket Technology Corp	812
161,500	e	Aisin Seiki Co Ltd	2,521
138,000	e	Alpine Electronics Inc	1,857

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-53

Statement of Investments - Stock Account - December 31, 2003

SHARES				VALUE (000)

TRANSPORTATION EQUIPMENT—(Continued)
144,332	*	American Axle &
		Manufacturing
		Holdings, Inc		$ 5,834
105,176		Arctic Cat, Inc		2,598
307,841		ArvinMeritor, Inc		7,425
2,948,008		Autoliv, Inc		110,993
1,219,523		Autoliv, Inc Sdr		46,270
9,707,799		BAE Systems plc		29,239
596,312		Bayerische Motoren Werke AG	27,642
2,665,855		BBA Group plc		11,907
4,964,591		Boeing Co		209,208
46,524		Bombardier, Inc (Class A)		197
1,186,615	e	Bombardier, Inc (Class B)		5,023
408,171		Brunswick Corp		12,992
1,028,721	e	CAE, Inc		4,665
167,355		Clarcor, Inc		7,380
96,233		Coachmen Industries, Inc		1,743
36,186		Cobham PLC		756
31,016		Curtiss-Wright Corp (Class B)		1,393
504,191	e	DaimlerChrysler AG. (Regd)		23,531
17,259	e	DaimlerChrysler AG. (U.S.)		798
699,314		Dana Corp		12,832
2,922,147		Delphi Corp		29,835
259,287		Denso Corp		5,105
9,600		DSV, DE Sammensluttede
		Vognmaend a/s		424
45,467	*	Ducommun, Inc		1,016
99,800	*	Dura Automotive Systems, Inc		1,274
26,600	*	Fairchild Corp (Class A)		134
315,575		Federal Signal Corp		5,529
5,044,641	e*	Fiat S.p.A.		38,687
10,528,383		Finmeccanica SpA		8,247
248,669	e*	Fleetwood Enterprises, Inc		2,551
11,417,599	e	Ford Motor Co		182,682
203,501		GenCorp, Inc		2,192
841,557		General Dynamics Corp		76,068
2,229,772	e	General Motors Corp		119,070
454,484		Gentex Corp		20,070
883,612		Genuine Parts Co		29,336
709,215		Goodrich Corp		21,057
20,100	*	Greenbrier Cos, Inc		337
1,699,048		Harley-Davidson, Inc		80,756
90,844		Heico Corp		1,653
52,000	e	Hino Motors Ltd		371
1,293,624		Honda Motor Co Ltd		57,457
4,482,397		Honeywell International, Inc		149,847
3,086	e*	IMPCO Technologies, Inc		27
46,812		Jardine Cycle & Carriage Ltd		160
151,075		Kaman Corp (Class A)		1,923

3,327,185	e	Kawasaki Heavy
		Industries Ltd	$ 4,098
6,866,900		Keppel Corp Ltd	24,665
2,440,299		Lockheed Martin Corp	125,431
13		Magna International, Inc
		(Class A)	1
303,707	e	Magna International, Inc
		(Class A)	24,452
41,251		Marine Products Corp	776
8,100,000	e	Mazda Motor Corp	21,692
181,162	*	Monaco Coach Corp	4,312
660,477	*	Navistar International Corp	31,630
28,504,568		Nissan Motor Co Ltd	325,554
1,546,226		Northrop Grumman Corp	147,819
666		NWS Holdings Ltd	1
209,342		Oshkosh Truck Corp	10,683
619,832		Paccar, Inc	52,760
202,787	e	Patrick Corp Ltd	2,235
196,195	e	Peugeot Citroen S.A.	9,998
108,857	e	Polaris Industries, Inc	9,643
1,400,024		Renault S.A.	96,596
2,883,486		Rolls-Royce Group PLC	9,149
271,000		SembCorp Marine Ltd	158
34,792	*	Sequa Corp (Class A)	1,705
98,778	e	Shimano, Inc	2,051
2,689,783	e	Siemens AG.	215,440
829,800		Smiths Group plc	9,819
12,700		Spartan Motors, Inc	128
152,599	e*	Sports Resorts
		International, Inc	772
50,900		Standard Motor Products, Inc	618
21,434	*	Strattec Security Corp	1,306
147,352		Superior Industries
		International, Inc	6,413
211,643	*	Teledyne Technologies, Inc	3,989
278,307	*	Tenneco Automotive, Inc	1,862
572,392		Textron, Inc	32,661
68,059	e	Thales S.A.	2,288
120,322		Thor Industries, Inc	6,765
1,213,591		Tomkins Plc	5,811
884,673		Toyota Industries Corp	18,780
2,687,106		Toyota Motor Corp	90,765
239,215		Trinity Industries, Inc	7,377
93,875	*	Triumph Group, Inc	3,417
4,402,160		United Technologies Corp	417,193
146,930	e	Valeo S.A.	5,884
1,170,647		Visteon Corp	12,186
209,717	e	Volkswagen AG.	11,679
45,082		Volvo AB (A Shs)	1,322
225,666		Volvo AB (B Shs)	6,900
173,841	*	Wabash National Corp	5,094
219,212		Wabtec Corp	3,735

ST-54 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

TRANSPORTATION EQUIPMENT—(Continued)
81,998	e	Winnebago Industries, Inc	$ 5,637
102,000	e	Yamaha Motor Co Ltd	1,113

		TOTAL TRANSPORTATION
		EQUIPMENT	3,150,728

TRANSPORTATION SERVICES—0.08%
426,590	e	Amadeus Global Travel
		Distribution S.A. (A Shs)	2,771
36,362		Ambassadors Group, Inc	854
21,862		Ambassadors
		International, Inc	273
472,550		C.H. Robinson Worldwide, Inc	17,914
229,423	*	EGL, Inc	4,029
510,963		Expeditors International Of
		Washington, Inc	19,243
283,271		GATX Corp	7,926
1,255		Kuoni Reisen Holding (Regd)	420
81,935	e*	Navigant International, Inc	1,135
1,136	*	New World TMT Ltd	0
148,781	*	Pacer International, Inc	3,008
189,566	*	RailAmerica, Inc	2,237
619,136		Sabre Holdings Corp	13,367
449,636		Toll Holdings Ltd	2,795

		TOTAL TRANSPORTATION
		SERVICES	75,972

TRUCKING AND WAREHOUSING—0.39%
151,365		Arkansas Best Corp	4,751
261,964		CNF, Inc	8,881
42,274	*	Covenant Transport, Inc
		(Class A)	804
202,290		Heartland Express, Inc	4,893
310,931	*	Hunt (J.B.) Transport
		Services, Inc	8,398
207,181	*	Landstar System, Inc	7,881
1,155,000		Mitsui-Soko Co Ltd	2,899
74,042	*	Old Dominion Freight Line	2,523
23,536	*	P.A.M. Transportation
		Services	502
96,827	*	SCS Transportation, Inc	1,702
484,000	e	Seino Transportation Co Ltd	4,001
520,000		Singapore Post Ltd	213
1,336,000	e	Sumitomo Warehouse Co Ltd	3,952
263,777	*	Swift Transportation Co, Inc	5,545
478,010		TPG NV	11,197
35,954	*	U.S. Xpress Enterprises, Inc
		(Class A)	440
3,765,474		United Parcel Service, Inc
		(Class B)	280,716
177,514		USF Corp	6,069
226,122		Werner Enterprises, Inc	4,407

1,461,893		Yamato Transport Co Ltd	$ 17,215
271,112	*	Yellow Roadway Corp	9,806

		TOTAL TRUCKING AND
		WAREHOUSING	386,795

WATER TRANSPORTATION—0.10%
273,654		Alexander & Baldwin, Inc	9,219
151,900		Associated British Ports
		Holdings plc	1,221
77,100		Carnival PLC	3,107
36,598		Compagnie Maritime
		Belge S.A.	2,954
668,778	e	CP Ships Ltd	13,922
3,571		Dampskibsselskabet
		Svendborg (B Shs)	25,770
140,972		Exel plc	1,864
91,604	*	Gulfmark Offshore, Inc	1,282
547,032		Kamigumi Co Ltd	3,869
232,025		Kawasaki Kisen Kaisha Ltd	1,154
127,144	*	Kirby Corp	4,435
37,400		Maritrans, Inc	625
1,150,526		Mitsui OSK Lines Ltd	5,615
2,067,837	*	Neptune Orient Lines Ltd	2,630
306,826		Nippon Yusen Kabushiki
		Kaisha	1,389
129,068		Overseas Shipholding
		Group, Inc	4,395
341,000		Peninsular And Oriental
		Steam Navigation Co	1,404
266,300	e	Royal Caribbean Cruises Ltd	9,265
45,028	*	Seabulk International, Inc	366
13,800		Uponor Oyj	435

		TOTAL WATER
		TRANSPORTATION	94,921

WHOLESALE TRADE-DURABLE GOODS—1.26%
44,488	e*	1-800 Contacts, Inc	934
102,361	e	Action Performance Cos, Inc	2,006
156,184		AGFA Gevaert NV	4,452
195,537		Agilysys, Inc	2,180
75,820	*	Alliance Imaging, Inc	281
215,963	*	Anixter International, Inc	5,589
26,000	e	Anritsu Corp	173
453,223	*	Apogent Technologies, Inc	10,442
126,596		Applied Industrial
		Technologies, Inc	3,021
892,280	*	Arrow Electronics, Inc	20,647
129,497	*	Audiovox Corp (Class A)	1,663
192,978	*	Aviall, Inc	2,993
664,402	*	Avnet, Inc	14,391
78,666		Barnes Group, Inc	2,542
2,400	*	Bell Microproducts, Inc	22
131,438		BorgWarner, Inc	11,181
137,936	*	Boyds Collection Ltd	586

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-55

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

WHOLESALE TRADE-DURABLE GOODS—(Continued)
160,613		Carlisle Cos, Inc	$ 9,775
8,999	*	Castle (A.M.) & Co	66
418,431		CDW Corp	24,169
167,622		Commercial Metals Co	5,096
150,747	*	Compucom Systems, Inc	790
8,518	*	Compx International, Inc	55
80,999	*	Department 56, Inc	1,061
564	e	D’ieteren S.A.	116
209,630		Finning International, Inc	4,867
2,293,070		Fuji Electric Co Ltd	5,028
31,951		Fujisawa
		Pharmaceutical Co Ltd	681
99,298	*	Global Imaging Systems, Inc	3,153
162,779		Handleman Co	3,342
154,313		Hughes Supply, Inc	7,657
690,085		IKON Office Solutions, Inc	8,184
119,203	*	Imagistics International, Inc	4,470
611,145	*	Ingram Micro, Inc (Class A)	9,717
333,714	*	Insight Enterprises, Inc	6,274
65,267	*	Insurance Auto Auctions, Inc	852
17,737,094		Johnson & Johnson	916,298
74,130	*	Keystone Automotive
		Industries, Inc	1,880
162,174	*	Knight Transportation, Inc	4,160
222,000		Kobayashi
		Pharmaceutical Co Ltd	5,396
32,464		Lawson Products, Inc	1,077
301,411		Martin Marietta
		Materials, Inc	14,157
49,455	b*	MCSi, Inc	0
415,600		Mitsumi Electric Co Ltd	4,576
1,865		Noland Co	77
79,000	e	Noritsu Koki Co Ltd	2,698
7,100	*	Nu Horizons Electronics Corp	70
233,716		Owens & Minor, Inc	5,121
318,624	*	Patterson Dental Co	20,443
325,894		Pep Boys-Manny Moe & Jack	7,453
67,870		Pomeroy IT Solutions, Inc	1,000
462,171	*	PSS World Medical, Inc	5,578
167,933		Reliance Steel &
		Aluminum Co	5,577
803,558	*	Safeguard Scientifics, Inc	3,246
76,218	*	Scansource, Inc	3,477
206,468	*	SCP Pool Corp	6,747
1,037,000		SembCorp Logistics Ltd	1,221
9,256	*	Somera Communications, Inc	15
230,000		SSL International plc	1,359
113,800	*	TBC Corp	2,937
303,271	*	Tech Data Corp	12,037
779,644		Terumo Corp	14,804
6,626	*	Timco Aviation Services, Inc	5

21,169	*	Timco Aviation
		Services, Inc Wts
		02/27/07	$ 0
81,735		Titan Cement Co S.A.	3,347
453,693		W.W. Grainger, Inc	21,501
123,072		Watsco, Inc	2,797
104,743	*	WESCO International, Inc	927
270,667	*	Zoran Corp	4,707

		TOTAL WHOLESALE TRADE-
		DURABLE GOODS	1,253,144

WHOLESALE TRADE-NONDURABLE GOODS—0.85%
292,238		Acuity Brands, Inc	7,540
96,420		Advanced Marketing
		Services, Inc	1,099
336,591		Airgas, Inc	7,230
1,267,457		Alliance Unichem Plc	11,776
175,108	*	Allscripts Healthcare
		Solutions, Inc	932
396,422		Altana AG.	23,826
807,609		AmerisourceBergen Corp	45,347
6,254		Bridgford Foods Corp	49
6,079,636		British American Tobacco plc	83,803
222,176		Brown-Forman Corp (Class B)	20,762
2,200,475		Cardinal Health, Inc	134,581
120,844	e	Celesio AG.	5,861
45,597	e*	Central European
		Distribution Corp	1,441
241,270	*	Chiquita Brands
		International, Inc	5,436
274,950		Ciba Specialty
		Chemicals AG. (Regd)	21,276
111,071	*	Clariant AG.	1,639
88,169		D&K Healthcare
		Resources, Inc	1,196
295,613		DIMON, Inc	1,995
221,445	*	Endo Pharmaceuticals
		Holdings, Inc	4,265
226,763		Fyffes plc	472
111,767		Getty Realty Corp	2,923
27,427	*	Green Mountain Coffee, Inc	631
63,214		H. Lundbeck a/s	1,049
153,021	*	Hain Celestial Group, Inc	3,552
197,185	*	Henry Schein, Inc	13,326
251,935		Imperial Tobacco Group plc	4,961
100,000	e	Inditex S.A.	2,031
215		Kanebo Ltd	0
47,187		Kenneth Cole
		Productions, Inc (Class A)	1,387
573,600		Kokuyo Co Ltd	6,235
2,150,555		Li & Fung Ltd	3,684
241,569	e	Loblaw Cos Ltd	12,487

ST-56 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
20,835	*	Maui Land & Pineapple Co	$ 720
1,293,702		McKesson Corp	41,605
238,376	*	Men’s Wearhouse, Inc	5,962
76,391		Nash Finch Co	1,707
240,708		Nu Skin
		Enterprises, Inc
		(Class A)	4,114
236,643	*	Performance Food Group Co	8,559
408,708		Perrigo Co	6,425
22,098	*	Perry Ellis International, Inc	570
145,295	*	Plains Resources, Inc	2,332
92,414	f*	Priority Healthcare Corp
		(Class A)	2,228
149,824	*	Priority Healthcare Corp
		(Class B)	3,612
171,244		Russell Corp	3,007
106,606	e*	School Specialty, Inc	3,626
79,834	*	Smart & Final, Inc	805
73,452		Standard Commercial Corp	1,474
267,157		Stride Rite Corp	3,040
753,148		Supervalu, Inc	21,533
280,680	e	Swedish Match AB	2,867
3,938,990		Sysco Corp	146,641
195,804	*	Tractor Supply Co	7,615
1,968,564	e	Unilever NV (Cert)	128,746
129,563	*	United Natural Foods, Inc	4,653
215,452	*	United Stationers, Inc	8,816
164,506		Valhi, Inc	2,461
29,813	e	Weston (George) Ltd	2,393

		TOTAL WHOLESALE TRADE-
		NONDURABLE GOODS	848,303

		TOTAL COMMON STOCK
		(Cost $75,686,608)	98,973,454

PRINCIPAL

SHORT TERM INVESTMENTS—3.15%
BANKERS ACCEPTANCES—0.01%
		Wachovia Bank, National
		Association
$10,000,000		1.070%, 01/28/04	9,992

		TOTAL BANKERS
		ACCEPTANCES	9,992

CERTIFICATES OF DEPOSIT—0.32%
		ABN Amro Bank N.V.
10,000,000		1.170%, 07/16/04	9,998
		ABN Amro Bank NV
		(Chicago)
22,500,000		1.450%, 11/17/04	22,498

		American Express Centurion
		Bank
$25,000,000		1.090%, 01/05/04	$ 25,001
20,000,000		1.090%, 01/06/04	20,000
		First Tennessee Bank
25,000,000	d	1.090%, 01/06/04	25,001
		Royal Bank of Canada
17,500,000		1.480%, 11/22/04	17,503
		Royal Bank of Scotland plc
50,000,000	d	1.080%, 01/09/04	50,001
50,000,000		1.070%, 03/16/04	49,997
25,000,000		State Street Bank & Trust
		1.050%, 03/30/2004	24,998
		Toronto Dominion Bank
50,000,000		1.085%, 02/20/04	50,001
		Wells Fargo Bank
25,000,000		1.070%, 01/13/04	25,001

		TOTAL CERTIFICATES OF
		DEPOSIT	319,999

COMMERCIAL PAPER—1.57%
		American Honda Finance Corp
27,000,000		1.060%, 01/27/04	26,979
		Asset Securitization
		Capital Co LLC
13,315,000	c	1.090%, 01/13/04	13,310
24,000,000	c	1.090%, 01/08/04	23,994
25,000,000	c	1.080%, 01/14/04	24,990
15,000,000	c	1.090%, 01/26/04	14,989
22,000,000	c	1.080%, 02/20/04	21,967
		Beta Finance, Inc
20,000,000		1.305%, 08/18/04	20,018
		Caterpillar Financial
		Services Corp
12,500,000		1.200%, 06/28/04	12,429
17,200,000	c	1.280%, 07/06/04	17,099
		CC (USA), Inc
10,000,000	c	1.100%, 01/20/04	9,994
18,000,000	c	1.100%, 01/26/04	17,986
7,000,000	c	1.100%, 02/13/04	6,991
29,500,000	c	1.090%, 02/17/04	29,458
25,500,000	c	1.110%, 02/26/04	25,457
2,400,000	c	1.120%, 03/19/04	2,394
		Ciesco LP
36,000,000		1.080%, 01/21/04	35,978
		Citicorp
50,000,000		1.080%, 01/29/04	49,957
50,000,000	d	1.070%, 01/15/04	49,978
		Coca-Cola Enterprises, Inc
40,000,000	c	1.060%, 1/16/04	39,992
		Corporate Asset
		Funding Corp, Inc
37,800,000	c	1.080%, 01/15/04	37,783

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-57

Statement of Investments - Stock Account - December 31, 2003

SHARES			VALUE (000)

COMMERCIAL PAPER—(Continued)
$27,000,000	c	1.060%, 01/30/04	$ 26,976
34,457,000	c	1.080%, 02/10/04	34,416
		Delaware Funding Corp
25,000,000	c	1.080%, 01/05/04	24,996
25,000,000	c	1.080%, 01/14/04	24,990
40,000,000	c	1.080%, 01/22/04	39,974
10,000,000	c	1.070%, 01/23/04	9,993
		Dorada Finance, Inc
14,500,000		1.100%, 01/08/04	14,497
40,000,000	c	1.090%, 01/12/04	39,986
		Edison Asset
		Securitization LLC
25,000,000	c,d	1.080%, 01/09/04	24,994
46,991,000	c	1.080%, 01/13/04	46,973
		Govco, Inc
55,000,000	c	1.100%, 01/23/04	54,963
5,000,000	c	1.080%, 01/28/04	4,996
25,000,000	c	1.090%, 02/04/04	24,974
15,000,000	c	1.095%, 02/19/04	14,978
		Greyhawk Funding LLC
16,000,000	c	1.100%, 01/09/04	15,996
25,000,000	c	1.090%, 01/12/04	24,991
9,000,000	c	1.090%, 01/13/04	8,997
17,000,000	c	1.090%, 02/09/04	16,980
		IBM Capital, Inc
35,000,000	c	1.080%, 03/24/04	34,913
		Kitty Hawk Funding Corp
17,000,000	c	1.080%, 01/15/04	16,992
35,000,000	c	1.100%, 01/27/04	34,972
		Links Finance LLC
26,000,000	c	1.100%, 02/24/04	25,958
		Park Avenue
		Receivables Corp
40,000,000	c	1.100%, 01/13/04	39,985
1,595,000	c	1.080%, 01/23/04	1,594
50,000,000	c,d	1.080%, 01/27/04	49,960
		Preferred Receivables
		Funding Corp
50,000,000		1.090%, 01/21/04	49,969
25,000,000	c	1.085%, 01/22/04	24,984
25,000,000	c	1.085%, 01/28/04	24,979
		Private Export Funding Corp
5,000,000	c,d	5.730%, 01/15/04	5,009
		Receivables Capital Corp
60,000,000	c	1.040%, 01/14/04	59,976
29,000,000	c	1.080%, 01/16/04	28,986
		Sara Lee Corp Note
25,000,000	c	1.060%, 01/16/04	24,988
		Sigma Finance, Inc
30,000,000	c,d	1.080%, 02/18/04	29,957
10,000,000	c	1.110%, 03/09/04	9,980

$8,790,000	c	1.100%, 03/12/04	$ 8,771
26,000,000	d	1.110%, 04/13/04	25,919
		UBS Finance, (Delaware) Inc
50,000,000		1.040%, 01/20/04	49,910
		Variable Funding Capital
		Corp
35,000,000	c	1.800%, 01/12/04	34,988
50,000,000	c	1.070%, 01/20/04	49,971

		TOTAL COMMERCIAL PAPER	1,569,174

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.22%
		Federal Home Loan
		Bank (FHLB)
31,545,000		1.090%, 01/28/04	31,520
9,000,000		1.250%, 08/03/04	8,937
		Federal Home Loan Mortgage
		Corp (FHLMC)
23,300,000		1.020%, 01/08/04	23,295
40,300,000		1.050%, 02/03/04	40,262
15,800,000		1.030%, 02/05/04	15,784
40,100,000		1.035%, 02/10/04	40,054
68,000,000		1.020%, 02/17/04	67,909
50,000,000		1.070%, 02/19/04	49,931
10,000,000		1.020%, 02/24/04	9,985
55,000,000		1.050%, 03/25/04	54,869
25,000,000		1.070%, 03/31/04	24,935
16,000,000		1.250%, 08/03/04	15,889
		Federal National Mortgage
		Association (FNMA)
24,953,000		1.054%, 01/07/04	24,948
42,535,000		1.000%, 01/08/04	42,526
18,230,000		1.010%, 02/02/04	18,213
81,000,000		1.060%, 02/11/04	80,905
83,000,000	d	1.080%, 02/18/04	82,887
31,300,000		1.080%, 03/04/04	31,244
69,045,000		1.050%, 03/10/04	68,911
32,800,000		1.050%, 03/17/04	32,729
140,000,000		1.050%, 03/24/04	139,670
75,000,000		1.040%, 03/31/04	74,805
84,800,000		1.075%, 04/05/04	84,567
58,550,000		1.060%, 05/05/04	58,337
59,285,000		1.070%, 06/21/04	58,980
35,400,000		1.055%, 06/30/04	35,201

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	1,217,293

ST-58 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Account - December 31, 2003

SHARES		VALUE (000)

VARIABLE NOTE—0.03%
	Sigma Finance, Inc
$25,000,000	1.330%, 02/25/04	$ 25,005

	TOTAL VARIABLE NOTE	25,005

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $3,141,388)	3,141,463

	TOTAL PORTFOLIO—102.63%
	(Cost $78,926,082)	102,240,366
	OTHER ASSETS &
	LIABILITIES, NET—
	(2.63)%	(2,616,025)

	NET ASSETS—100.00%	$99,624,341

*	Non-income producing

a	Affiliated holding

b	In bankcruptcy

c	Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

e	All or a portion of these securities are out on loan.

f	Restricted securities—Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2003, the value of these securities amounted to $151,725,161 or 0.15% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.

Additional information on each restricted security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Baring Vostok LP	02/12/01	$12,987,804
BB Bioventures LP	03/24/98	14,724,615
Belo (A.H.) Corp Series B	05/23/88	1,900,588
Clair’s Stores, Inc (Class A)	12/07/92	411,235
Dow Jones & Co, Inc (Class B)	07/31/86	6,128,067
Genesoft Series C Financing	06/20/00	7,000,000
Genesoft Series D Financing	08/09/01	2,000,000
Imperial Credit Industries Wts 01/31/08	12/27/01	0
International Hydron (Liquidating Trust)	11/13/97	0
Lee Enterprises, Inc (Class B)	03/31/86	60,768
MPM Bioventures II-QP, LP	02/28/00	16,821,389
National Health Investors, Inc	01/10/01	173,000
Priority Healthcare Corp (Class A)	01/04/99	840,339
Promet Berhad	12/31/01	23,793
Royal Ahold NV	12/17/03	10,080,179
Skyline Ventures Partners Qualified II, LP	02/15/00	3,281,253
Skyline Ventures Partners Qualified III, LP	09/07/01	360,000
Theravance Series C	01/25/99	7,999,996
Theravance Series D	08/31/00	4,000,005
Wiltel Communications Group Csr	12/04/03	0
Wrigley (WM) Jr Co (Class B)	04/30/86	1,873,333

		$90,666,364

SEE NOTES TO FINANCIAL STATEMENTS	Stock Account 2003 CREF Annual Report ST-59

Statement of Investments - Stock Account - December 31, 2003

COLLEGE RETIREMENT EQUITIES FUND TRANSACTIONS WITH AFFILIATED COMPANIES JANUARY 1, 2003 - DECEMBER 31, 2003

ISSUE	VALUE AT December 31, 2002	PURCHASE COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	DIVIDEND INCOME	SHARES AT December 31, 2003	VALUE AT December 31, 2003

Autoliv, Inc	$114,653,410	$13,129,697	$36,078,641	$ 6,489,402	$713,848	—	$ *
Baring Vostok L.P.	8,464,264	13,365,931	9,637,514	—	—	13,281,447	16,957,752
Martek Biosciences Corp	33,237,140	522,959	12,941,197	5,843,034	—	—	*
Max Re Capital Ltd	24,800,422	976,244	—	—	205,715	2,313,855	51,992,906

	$181,155,236	$27,994,831	$58,657,352	$12,332,436	$919,563		$68,880,658

* Not an Affiliate as of December 31, 2003

ST-60 2003 CREF Annual Report Stock Account	SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

To the Participants of College Retirement Equities Fund:

The accompanying financial statements of the Stock Account of College Retirement Equities Fund (“CREF”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF’s internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the chief audit executive regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts’ operations.
/s/ Herbert M. Allison Jr.	/s/ Elizabeth A. Monrad
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

Stock Account 2003 CREF Annual Report ST-61

Report of the Audit Committee

To the Participants of College Retirement Equities Fund:

The Audit Committee oversees the financial reporting process of the Stock Account of College Retirement Equities Fund (“CREF”) on behalf of CREF’s Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of CREF’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of CREF. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and CREF, and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

ST-62 2003 CREF Annual Report Stock Account

Statement of Assets and Liabilities

Stock Account

December 31, 2003
(amounts in thousands, except amounts per accumulation unit)

ASSETS
Portfolio investments, at cost	$ 78,926,082
Net unrealized appreciation of portfolio investments	23,314,284

Portfolio investments, at value (including securities loaned of $2,681,667)	102,240,366
Cash	16,320
Cash-foreign (cost of $19,518)	19,546
Dividends and interest receivable	116,087
Receivable from securities transactions	389,360
Amounts due from TIAA	30,474

Total assets	102,812,153

LIABILITIES
Deposits for securities loaned—Note 3	2,809,425
Payable for securities transactions	378,387

Total liabilities	3,187,812

NET ASSETS
Accumulation Fund	84,878,666
Annuity Fund	14,745,675

Total net assets	$ 99,624,341

Accumulation units outstanding—Notes 4 and 5	499,306

Net asset value per accumulation unit—Note 4	$ 169.99

Stock Account 2003 CREF Annual Report ST-63

Statement of Operations

Stock Account

Year Ended December 31, 2003
(amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$ 28,284
Dividends	1,602,128

Total income	1,630,412

Expenses—Note 2:
Investment	127,106
Operating	307,683

Total expenses	434,789

Investment income—net	1,195,623

REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS—Note 3
Net realized gain on:
Portfolio investments	1,546,959
Futures transactions	52,533
Foreign currency transactions	2,759

Net realized gain on total investments	1,602,251

Net change in unrealized appreciation on:
Portfolio investments	21,167,042
Futures transactions	17,966
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(866)

Net change in unrealized appreciation on total investments	21,184,142

Net realized and unrealized gain on total investments	22,786,393

Net increase in net assets resulting from operations	$23,982,016

ST-64 2003 CREF Annual Report Stock Account

Statements of Changes in Net Assets

Stock Account

Years Ended December 31,
(amounts in thousands)

	2003	2002

FROM OPERATIONS
Investment income—net	$ 1,195,623	$ 1,102,643
Net realized gain (loss) on total investments	1,602,251	(3,925,583)
Net change in unrealized appreciation (depreciation) on total investments	21,184,142	(17,612,706)

Net increase (decrease) in net assets resulting from operations	23,982,016	(20,435,646)

FROM PARTICIPANTTRANSACTIONS
Premiums	3,019,405	2,962,016
Net transfers to TIAA	(326,411)	(1,302,236)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	352,851	(1,422,112)
Annuity payments	(1,385,945)	(1,747,856)

Withdrawals and death benefits	(1,568,666)	(1,665,096)
Net increase (decrease) in net assets resulting from participant transactions	91,234	(3,175,284)

Net increase(decrease)in netassets	24,073,250	(23,610,930)

NET ASSETS
Beginning of year	75,551,091	99,162,021

End of year	$99,624,341	$ 75,551,091

Stock Account 2003 CREF Annual Report ST-65

Notes to Financial Statements

Note 1—Significant Accounting Policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios (“Accounts”). The accompanying financial statements are those of the Stock Account (“Account”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing value of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Change in Accounting Policy. Effective August 1, 2003, the Account changed the method by which realized gains and losses on securities transactions are calculated

ST-66 2003 CREF Annual Report Stock Account

Notes to Financial Statements (continued)

from the average cost method to the specific identification method. This change was made in order to conform more closely with industry standards. For the Account, the effect of this change for the year ended December 31, 2003 was to increase net realized gain on securities transactions by $19,886,697, decrease net unrealized gain on securities transactions by $21,027,417 and increase investment income-net by $1,140,720, but had no net impact on the increase in net assets resulting from operations, total net assets or on the condensed financial information.

Foreign Currency Transactions and Translation. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts. The Account may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Account is also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Securities Lending. The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts. The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established

Stock Account 2003 CREF Annual Report ST-67

Notes to Financial Statements (continued)

each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Note 2—Management Agreements

Investment advisory services for the Account are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with the Account. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the Account and distribution functions for the Account’s certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with the Account. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Effective January 1, 2004, Services was converted from a regular corporation to a limited liability corporation.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the Account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to the Account’s actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the Account for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

ST-68 2003 CREF Annual Report Stock Account

Notes to Financial Statements (continued)

Note 3—Investments

At December 31, 2003, net unrealized appreciation of portfolio investments for the Account was $23,314,283,999, consisting of gross unrealized appreciation of $26,793,607,488 and gross unrealized depreciation of $3,479,323,489.

At December 31, 2003, the market value of securities loaned and cash collateral received in connection therewith for the Account was $2,681,667,345 and $2,809,425,493, respectively.

At December 31, 2003, the Account held 920 open futures contracts in the Standard & Poor’s 500 Index, expiring in March 2004, with a value of $255,438,000 and an unrealized gain of $6,088,446.

Companies in which the Account held 5% or more of the outstanding voting shares are defined as “affiliated” in the Investment Company Act of 1940. The value of affiliated companies held by the Account at December 31, 2003 was $68,880,658. Dividend income and realized gain from affiliated companies during the year ended December 31, 2003 was $919,563 and $12,332,436, respectively.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Account for the year ended December 31, 2003, were $41,281,326,706 (including $27,994,811 of affiliated companies) and $39,416,320,637 (including $58,657,352 of affiliated companies), respectively.

Stock Account 2003 CREF Annual Report ST-69

Notes to Financial Statements (continued)

Note 4—Condensed Financial Information

For the Years Ended December 31,	2003	2002	2001	2000	1999

Per Accumulation Unit Data:
Investment income	$ 2.796	$ 2.476	$ 2.432	$ 2.472	$ 2.567
Expenses	.746	.638	.693	.626	.607

Investment income—net	2.050	1.838	1.739(a)	1.846	1.960
Net realized and unrealized gain (loss) on total investments	39.127	(35.535)	(27.951)(a)	(19.231)	34.478

Net increase (decrease) in
Accumulation Unit Value	41.177	(33.697)	(26.212)	(17.385)	36.438
Accumulation Unit Value:
Beginning of year	128.816	162.513	188.725	206.110	169.672

End of year	$169.993	$128.816	$162.513	$188.725	$206.110

Total Return	31.97%	(20.73%)	(13.89%)	(8.43%)	21.48%
Ratios to Average Net Assets:
Expenses	0.52%	0.44%	0.41%	0.31%	0.33%
Investment income—net	1.43%	1.28%	1.03%(a)	0.91%	1.07%
Portfolio turnover rate	47.46%	31.19%	29.41%	32.65%	29.26%
Thousands of Accumulation Units outstanding at end of year	499,306	493,295	508,889	525,111	543,589

(a)	As required, effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Account, the effect of this change for the year ended December 31, 2001 was to increase investment income—net per Accumulation Unit by $.006, and increase net realized and unrealized loss per Accumulation Unit by $.006. For the ratio of investment income—net to average net assets, there was no effect for the Account for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

ST-70 2003 CREF Annual Report Stock Account

Notes to Financial Statements (concluded)

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding of the Account were as follows:

Years Ended December 31,	2003	2002

Accumulation Units:
Credited for premiums	21,146,719	20,805,630
Cancelled for transfers, disbursements and amounts applied to the Annuity Fund	(15,135,851)	(36,399,103)
Outstanding:
Beginning of year	493,295,371	508,888,844

End of year	499,306,239	493,295,371

Note 6—Line of Credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2003, the Account did not borrow under this facility.

Stock Account 2003 CREF Annual Report ST-71

Report of Independent Auditors

To the Participants and Board of Trustees of
College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Account (one of the Accounts comprising College Retirement Equities Fund (“CREF”)) as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Account of CREF at December 31, 2003, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 18, 2004

ST-72 2003 CREF Annual Report Stock Account

CREF Growth Account  Large-Cap Growth Stocks

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The CREF Growth Account posted a return of 27.75% for the year, compared with 29.75% for its bench- mark, the Russell 1000® Growth Index, and the 28.31% average return of similar variable annuities, as measured by the Morningstar Large Growth category, which tracked 2,846 variable annuity accounts at year’s end.

Growth and Value: Neck and Neck

The large-cap growth stocks of the Russell 1000 Growth Index rebounded powerfully in 2003, but their return slightly trailed the 30.03% gain of the predominantly large-cap Russell 1000 Value Index. This marked the fourth year in a row that growth stocks trailed value stocks, as measured by Russell. (In the years 1996–1999, however, growth beat value three out of four times.)

     Both large-cap indexes underperformed the broad domestic market as represented by the Russell 3000® Index, which advanced 31.06%. The gain of the Russell 3000 was boosted by the extraordinary returns of 48.54% for small-cap growth stocks and 42.71% for mid-cap growth stocks, as measured by their respective Russell indexes. (Small- and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic movements than large-cap stocks.)

Account Contributors and Detractors

The account had a strong year but lagged its benchmark because of a number of stock selections that did not perform as anticipated. These included Taiwan Semiconductor Manufacturing, PepsiCo, and Amylin Pharmaceuticals. The account had larger weightings of these stocks than the benchmark. (Foreign stocks are subject to additional risks not associated with domestic investments, such as currency fluctuation.) Under-weight holdings that included General Electric and Microsoft also detracted from performance.

     Positive contributions to relative performance came from holdings such as Cisco Systems, Boston Scientific, Texas Instruments, and SAP AG, a German-based leader in business-to-business software. The account had larger weightings of these stocks than the benchmark. The account also benefited from its below-benchmark weightings in firms that included Kohl’s department stores, and health care companies HCA and Eli Lilly.

Growth Account 2003 CREF Annual Report GR-1

CREF Growth Account  Large-Cap Growth Stocks

PERFORMANCE

Investment Objective

Seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth

$10,000 Since 4/29/1994 Inception	Calendar Year Total Returns

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
			since		since
	1 year	5 years	inception[2]	5 years	inception[2]

Growth Account	27.75%	–6.22%	8.47%	–27.48%	119.79%

Benchmark:
Russell 1000® Growth Index[3]	29.75	–5.11	10.03	–23.08	152.22

Peer group:
Morningstar Large Growth (VA)	28.31	–3.84	8.15	-17.77	113.23

1     Past performance of the account should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the units you own may be worth more or less than their original value. Due to market volatility, the account’s recent performance may differ from the figures shown above.

For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 1 800 842-2252.

2     Inception date: 4/29/1994

3     Russell 1000 is a trademark and service mark of the Frank Russell Company.

GR-2 2003 CREF Annual Report Growth Account

CREF Growth Account  Large-Cap Growth Stocks

PROFILE

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

General Electric Co	6.22
Pfizer, Inc	6.17
Cisco Systems, Inc	3.96
Microsoft Corp	3.87
Intel Corp	3.26
Fannie Mae	3.25
Procter & Gamble Co	3.24
Johnson & Johnson	2.27
Wal-Mart Stores, Inc	2.11
Int’l Business Machines Corp	2.11

Total	36.46

Account Facts

Inception Date	4/29/1994
Net Assets (12/31/2003)	$11.04 billion
2003 Actual Expense Charge*	0.54%

*	We estimate expenses each year based on projected expense and asset levels. Differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically, adjustments have been small.

Capitalization (as of 12/31/2003)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	96.61
Middle: $1–$5 billion	3.19
Small: Under $1 billion	0.20

Total	100.00

The Account’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

“Growth” companies tend to have higher-than-average rates of growth in sales or earnings. Their stocks typically also have higher prices than other stocks, relative to their earnings per share.

Growth Account 2003 CREF Annual Report GR-3

Statement of Investments - Growth Account - December 31, 2003

Summary by Industry
	VALUE (000)%

PREFERRED STOCK
Primary Metal Industries	$ 0	0.00%

TOTAL PREFERRED STOCK
(Cost $10)	0	0.00

COMMON STOCK
Amusement and Recreation
Services	4	0.00
Apparel and Accessory Stores	137,599	1.25
Auto Repair, Services and Parking	0	0.00
Building Materials and Garden Supplies	383,904	3.48
Business Services	1,014,187	9.19
Chemicals and Allied Products	2,144,345	19.41
Communications	372,964	3.38
Depository Institutions	160,090	1.45
Eating and Drinking Places	77,448	0.70
Educational Services	95,881	0.87
Electric, Gas, and
Sanitary Services	1	0.00
Electronic and Other Electric
Equipment	1,810,758	16.39
Engineering and Management
Services	149,806	1.36
Fabricated Metal Products	1	0.00
Food and Kindred Products	405,610	3.67
Furniture and Fixtures	1,203	0.01
General Building Contractors	1	0.00
General Merchandise Stores	273,297	2.48
Health Services	233,046	2.11
Holding and Other
Investment Offices	0	0.00
Hotels and Other Lodging Places	110,754	1.00
Industrial Machinery and Equipment	1,073,262	9.72
Instruments and Related
Products	528,225	4.78
Insurance Carriers	262,769	2.38
Metal Mining	0	0.00
Miscellaneous Manufacturing
Industries	0	0.00
Miscellaneous Retail	191,316	1.73
Motion Pictures	166,073	1.50
Nondepository Institutions	659,964	5.98
Oil and Gas Extraction	52,752	0.48
Personal Services	1,849	0.02
Printing and Publishing	1,070	0.01
Rubber and Miscellaneous
Plastic Products	0	0.00
Security and Commodity Brokers	7,409	0.07
Tobacco Products	113,450	1.03
Transportation by Air	$ 24,951	0.23%
Transportation Equipment	195,434	1.77
Trucking and Warehousing	78,151	0.71
Wholesale Trade-Durable Goods	251,189	2.26
Wholesale Trade-Nondurable
Goods	25,162	0.23

TOTAL COMMON STOCK (Cost $10,380,754)	11,003,925	99.65

SHORT TERM INVESTMENTS
Certificates of Deposits	10,000	0.09
Commercial Paper	50,001	0.45
U.S. Government and
Agencies Discount Notes	293,366	2.66
Variable Notes	15,003	0.14

TOTAL SHORT TERM INVESTMENTS
(Cost $368,370)	368,370	3.34

TOTAL PORTFOLIO (Cost $10,749,134)	11,372,295	102.99
OTHER ASSETS AND LIABILITIES, NET	(330,563)	(2.99)

NET ASSETS	$11,041,732	100.00%

SHARES			VALUE (000)

PREFERRED STOCK—0.00%
PRIMARY METAL INDUSTRIES—0.00%
13,200	*	Superior Trust I	$ 0

		TOTAL PRIMARY METAL
		INDUSTRIES	0

		TOTAL PREFERRED STOCK
		(Cost $10)	0

COMMON STOCK—99.65%
AMUSEMENT AND RECREATION SERVICES—0.00%
79		Harrah’s Entertainment,
		Inc	4

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	4

APPAREL AND ACCESSORY STORES—1.25%
5,928,444		Gap, Inc	137,599

		TOTAL APPAREL AND
		ACCESSORY STORES	137,599

AUTO REPAIR, SERVICES AND PARKING—0.00%
7,173	b,e*	ANC Rental Corp	0

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	0

GR-4 2003 CREF Annual Report Growth Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth Account - December 31, 2003

SHARES			VALUE (000)

BUILDING MATERIALS AND GARDEN SUPPLIES—3.48%
5,852,763		Home D0epot, Inc	$ 207,715
3,180,878		Lowe’s Cos	176,189

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	383,904

BUSINESS SERVICES—9.19%
2,523,188	*	BEA Systems, Inc	31,035
4,807		Certegy, Inc	158
8		Computer Associates
		International, Inc	0
25	*	CycleLogic, Inc	0
1,385,525	e*	DST Systems, Inc	57,860
2,100	b*	Frontline Capital Group,
		Inc	0
12,028	e*	Genesisintermedia, Inc	0
3,038	*	InterActiveCorp	130
25	*	Interpublic Group Of Cos,
		Inc	0
2,011,256	e*	Intuit, Inc	106,416
6	*	Juniper Networks, Inc	0
15,501,020		Microsoft Corp	426,898
12,763,169	*	Oracle Corp	168,474
69,128	*	Peregrine Systems, Inc	35
31,572	*	ProcureNet, Inc	5
3,316,151	e	SAP AG. (Spon ADR)	137,819
58	*	Siebel Systems, Inc	1
18	*	SoftBrands, Inc	0
2,463,322	e*	Symantec Corp	85,354
53	*	Veritas Software Corp	2

		TOTAL BUSINESS SERVICES	1,014,187

CHEMICALS AND ALLIED PRODUCTS—19.41%
1,250,330		Abbott Laboratories	58,265
3,323,422	*	Amgen, Inc	205,387
2,017,044	*	Amylin Pharmaceuticals,
		Inc	44,819
1,448,852		Avon Products, Inc	97,783
90	*	Biogen Idec, Inc	3
40	*	Biovail Corp	1
37,300		Bristol-Myers Squibb Co	1,067
13	*	Cephalon, Inc	1
384,430		Colgate-Palmolive Co	19,241
1,475,400		Dow Chemical Co	61,332
1,539,620	e*	Forest Laboratories, Inc	95,149
692,388	*	Genentech, Inc	64,787
59	*	Genzyme Corp	3
1,721,720	*	Gilead Sciences, Inc	100,101
27,000		Gillette Co	992
82	*	King Pharmaceuticals, Inc	1
1,233,235		Lilly (Eli) & Co	86,733
86	*	MedImmune, Inc	2

24,500		Merck & Co, Inc	$ 1,132
1,748,561		Mylan Laboratories, Inc	44,169
19,294,375		Pfizer, Inc	681,670
3,579,215		Procter & Gamble Co	357,492
5,281,859		Wyeth	224,215

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	2,144,345

COMMUNICATIONS—3.38%
1	b*	Adelphia Business
		Solutions, Inc	0
27	*	AT&T Wireless Services,
		Inc	0
3,833,795		Clear Channel
		Communications, Inc	179,537
1,892,410	*	Comcast Corp	62,204
31,250	*	Comcast Corp Special	978
66	*	Cox Communications,
		Inc (Class A)	2
1	*	Deutsche Telekom AG. (ADR)	0
15	*	EchoStar Communications
		Corp (Class A)	1
100	*	IMPSAT Fiber Networks, Inc	0
2,364,500	*	InterActiveCorp	80,227
1,782,382	*	Nextel Communications,
		Inc (Class A)	50,014
15,200	b*	U.S. Wireless Corp	0
874	*	Vast Solutions, Inc
		(Class B1)	0
874	*	Vast Solutions, Inc
		(Class B2)	0
874	*	Vast Solutions, Inc
		(Class B3)	0
16,743	b*	WorldCom, Inc (MCI Group)	1

		TOTAL COMMUNICATIONS	372,964

DEPOSITORY INSTITUTIONS—1.45%
1,801,610		Citigroup, Inc	87,450
2,262,209	e	Mellon Financial Corp	72,640

		TOTAL DEPOSITORY
		INSTITUTIONS	160,090

EATING AND DRINKING PLACES—0.70%
286,849	e	Aramark Corp (Class B)	7,865
1,323,624	e*	Brinker International, Inc	43,891
1,220,968		Darden Restaurants, Inc	25,689
80	*	Yum! Brands, Inc	3

		TOTAL EATING AND
		DRINKING PLACES	77,448

EDUCATIONAL SERVICES—0.87%
1,410,017	*	Apollo Group, Inc (Class A)	95,881

		TOTAL EDUCATIONAL
		SERVICES	95,881

SEE NOTES TO FINANCIAL STATEMENTS	Growth Account 2003 CREF Annual Report GR-5

Statement of Investments - Growth Account - December 31, 2003

SHARES			VALUE (000)

ELECTRIC, GAS, AND SANITARY SERVICES—0.00%
20,626	b*	Covanta Energy Corp	$ 0
19		Waste Management, Inc	1

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	1

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—16.39%
28	*	Broadcom Corp (Class A)	1
22,159,481	e	General Electric Co	686,501
20	*	Hifn, Inc	0
11,171,601		Intel Corp	359,726
35,683	*	JDS Uniphase Corp	130
65	*	L-3 Communications
		Holdings, Inc	3
49		Linear Technology Corp	2
2,317,221		Maxim Integrated
		Products, Inc	115,398
2,771,448	*	Novellus Systems, Inc	116,539
2,686,531		Qualcomm, Inc	144,885
16,563,137	*	Taiwan Semiconductor
		Manufacturing Co Ltd
		(Spon ADR)	169,607
7,418,853		Texas Instruments, Inc	217,966
15,268	*	Viasystems Group, Inc	0

		TOTAL ELECTRONIC &
		OTHER ELECTRIC
		EQUIPMENT	1,810,758

ENGINEERING AND MANAGEMENT SERVICES—1.36%
5,691,510	*	Accenture Ltd (Class A)	149,801
2,900	e*	Emex Corp	0
80		Moody’s Corp	5

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	149,806

FABRICATED METAL PRODUCTS—0.00%
11		Ball Corp	1

		TOTAL FABRICATED METAL
		PRODUCTS	1

FOOD AND KINDRED PRODUCTS—3.67%
655,791		Anheuser-Busch Cos, Inc	34,547
1,502,709		Coca-Cola Co	76,262
92		Coca-Cola Enterprises, Inc	2
1,625,414	e*	Constellation Brands, Inc
		(Class A)	53,525
394,500	*	Del Monte Foods Co	4,103
49		Kellogg Co	2
731,882		Pepsi Bottling Group, Inc	17,697

4,707,681		PepsiCo, Inc	$ 219,472

		TOTAL FOOD AND
		KINDRED PRODUCTS	405,610

FURNITURE AND FIXTURES—0.01%
49,555		Herman Miller, Inc	1,203

		TOTAL FURNITURE AND
		FIXTURES	1,203

GENERAL BUILDING CONTRACTORS—0.00%
6		Lennar Corp	1

		TOTAL GENERAL BUILDING
		CONTRACTORS	1

GENERAL MERCHANDISE STORES—2.48%
123,687	*	Big Lots, Inc	1,758
994,940		Target Corp	38,206
4,398,364		Wal-Mart Stores, Inc	233,333

		TOTAL GENERAL
		MERCHANDISE STORES	273,297

HEALTH SERVICES—2.11%
28	*	Caremark Rx, Inc	1
2,060,422	*	Express Scripts, Inc	136,874
3,500		HCA, Inc	150
4,000,871	e	Health Management
		Associates, Inc
		(Class A)	96,021
2	*	Laboratory Corp Of
		America Holdings	0

		TOTAL HEALTH SERVICES	233,046

HOLDING AND OTHER INVESTMENT OFFICES—0.00%
1,007	*	Morgan Group Holding Co	0

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	0

HOTELS AND OTHER LODGING PLACES—1.00%
47		Hilton Hotels Corp	1
1	*	Interstate Hotels &
		Resorts, Inc	0
78		Marriott International, Inc
		(Class A)	4
89	*	MGM Mirage	3
3,078,840		Starwood Hotels & Resorts
		Worldwide, Inc	110,746

		TOTAL HOTELS AND OTHER
		LODGING PLACES	110,754

INDUSTRIAL MACHINERY AND EQUIPMENT—9.72%
452,878	e	3M Co	38,508
1	*	Adaptec, Inc	0
37	*	American Standard Cos,
		Inc	4

GR-6 2003 CREF Annual Report Growth Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth Account - December 31, 2003

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
718,795	*	Applied Materials, Inc	$ 16,137
17,984,489	*	Cisco Systems, Inc	436,843
130,139	*	Cooper Cameron Corp	6,064
6,278,329	*	Dell, Inc	213,212
1,892,056	e*	EMC Corp	24,445
2,510,218		International Business
		Machines Corp	232,647
2,660,116		International Game
		Technology	94,966
466,570	e*	National-Oilwell, Inc	10,433
19	*	Solectron Corp	0
54	*	SPX Corp	3

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	1,073,262

INSTRUMENTS AND RELATED PRODUCTS—4.78%
31,006		Baxter International, Inc	946
200	*	Baxter International, Inc
		(Contingent Value Rts)	0
5,264,631	*	Boston Scientific Corp	193,528
631,916		Guidant Corp	38,041
885,207		Medtronic, Inc	43,030
121,021	*	Mettler-Toledo
		International, Inc	5,108
2,285,135	*	St. Jude Medical, Inc	140,193
1,525,266	e*	Zimmer Holdings, Inc	107,379

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	528,225

INSURANCE CARRIERS—2.38%
1,346,635		Aetna, Inc	91,006
1,162,453		American International
		Group, Inc	77,047
1,230,748	*	Anthem, Inc	92,306
5,682		Progressive Corp	475
33,261		UnitedHealth Group, Inc	1,935

		TOTAL INSURANCE
		CARRIERS	262,769

METAL MINING—0.00%
1		Barrick Gold Corp (U.S.)	0

		TOTAL METAL MINING	0

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.00%
9		Mattel, Inc	0

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	0

MISCELLANEOUS RETAIL—1.73%
226,905		Borders Group, Inc	$ 4,974
1,790,261	e*	eBay, Inc	115,633
14	*	FTD, Inc (Class A)	0
2,590,066	*	Staples, Inc	70,709

		TOTAL MISCELLANEOUS
		RETAIL	191,316

MOTION PICTURES—1.50%
822,147	e	Blockbuster, Inc (Class A)	14,758
8,411,051	*	Time Warner, Inc	151,315
1		Walt Disney Co	0

		TOTAL MOTION PICTURES	166,073

NONDEPOSITORY INSTITUTIONS—5.98%
3,672,131		American Express Co	177,107
53		Capital One Financial Corp	3
4,776,998		Fannie Mae	358,561
5,001,718		MBNA Corp	124,293

		TOTAL NONDEPOSITORY
		INSTITUTIONS	659,964

OIL AND GAS EXTRACTION—0.48%
26		Anadarko Petroleum Corp	1
699,200		Diamond Offshore Drilling,
		Inc	14,341
124,001		GlobalSantaFe Corp	3,079
2,971	*	Magnum Hunter Resources,
		Inc Wts 03/21/05	2
296,489	*	Newfield Exploration Co	13,206
240,049		Noble Energy, Inc	10,665
383,452		Tidewater, Inc	11,458

		TOTAL OIL AND GAS
		EXTRACTION	52,752

PERSONAL SERVICES—0.02%
48,200	*	Weight Watchers
		International, Inc	1,849

		TOTAL PERSONAL SERVICES	1,849

PRINTING AND PUBLISHING—0.01%
1		News Corp Ltd (Spon ADR)	0
1		Tribune Co	0
41,123		Wiley (John) & Sons, Inc
		(Class A)	1,070

		TOTAL PRINTING AND
		PUBLISHING	1,070

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.00%
2,800	b*	Uniroyal Technology Corp	0

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS	0

SEE NOTES TO FINANCIAL STATEMENTS	Growth Account 2003 CREF Annual Report GR-7

Statement of Investments - Growth Account - December 31, 2003

SHARES			VALUE (000)

SECURITY AND COMMODITY BROKERS—0.07%
634,907	e*	LaBranche & Co, Inc	$ 7,409
83	*	Ladenburg Thalmann
		Financial Services, Inc	0

		TOTAL SECURITY AND
		COMMODITY BROKERS	7,409

TOBACCO PRODUCTS—1.03%
2,084,720		Altria Group, Inc	113,450

		TOTAL TOBACCO PRODUCTS	113,450

TRANSPORTATION BY AIR—0.23%
1,545,902	e	Southwest Airlines Co	24,951

		TOTAL TRANSPORTATION
		BY AIR	24,951

TRANSPORTATION EQUIPMENT—1.77%
51,600		Boeing Co	2,174
14		Lockheed Martin Corp	1
2,039,239		United Technologies Corp	193,259

		TOTAL TRANSPORTATION
		EQUIPMENT	195,434

TRUCKING AND WAREHOUSING—0.71%
1,048,297		United Parcel Service, Inc
		(Class B)	78,151

		TOTAL TRUCKING AND
		WAREHOUSING	78,151

WHOLESALE TRADE-DURABLE GOODS—2.26%
4,862,460		Johnson & Johnson	251,189
151	*	Timco Aviation Services,
		Inc	0
482	*	Timco Aviation Services,
		Inc Wts	0

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS	251,189

WHOLESALE TRADE-NONDURABLE GOODS—0.23%
401,468		Cardinal Health, Inc	24,554
66		McKesson Corp	2
16,279		Sysco Corp	606

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	25,162

		TOTAL COMMON STOCK
		(Cost $10,380,754)	11,003,925

SHORT TERM INVESTMENTS—3.34%
CERTIFICATES OF DEPOSIT—0.09%
		First Tennessee Bank
$ 5,000,000		1.090%, 01/06/04	$ 5,000
		Wells Fargo Bank
5,000,000		1.070%, 01/13/04	5,000

		TOTAL CERTIFICATES
		OF DEPOSIT	10,000
COMMERCIAL PAPER—0.45%
		Citigroup Global Markets
5,000,000		1.070%, 01/15/04	4,998
		Govco, Inc
5,000,000	c	1.080%, 01/28/04	4,996
		Greyhawk Funding LLC
5,000,000	c	1.090%, 02/09/04	4,994
		Links Finance LLC
5,000,000	c	1.100%, 02/24/04	4,992
		Park Avenue Receivables Corp
5,000,000	c	1.090%, 01/07/04	4,999
		Preferred Receivables
		Funding Corp
5,000,000	c	1.100%, 01/20/04	4,997
		Private Export Funding Corp.
15,000,000	c	5.730%, 01/15/04	15,027
		Receivables Capital Corp
5,000,000	c	1.080%, 01/16/04	4,998

		TOTAL COMMERICAL
		PAPER	50,001

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—2.66%
		Federal Home Loan
		Bank (FHLB)
9,100,000		1.040%, 01/02/04	9,106
		Federal Home Loan
		Mortgage Corp. (FHLMC)
6,800,000		1.030%, 01/13/04	6,798
8,000,000		1.020%, 02/17/04	7,989
6,000,000		1.070%, 03/01/04	5,990
4,700,000		1.040%, 03/18/04	4,690
149,000,000		1.075%, 03/04/04	148,735
		Federal National Mortgage
		Association (FNMA)
46,000,000		1.050%, 01/02/04	45,998
35,309,000		1.070%, 01/21/04	35,288
6,000,000		1.000%, 01/28/04	5,995
12,000,000		1.050%, 01/20/04	11,987
10,800,000		1.010%, 02/02/04	10,790

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	293,366

GR-8 2003 CREF Annual Report Growth Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth Account - December 31, 2003

PRINCIPAL		VALUE (000)

VARIABLE NOTES—0.14%
$15,000,000	Sigma Finance, Inc.
	3.300%, 02/25/04	$ 15,003

	TOTAL VARIABLE NOTES	15,003

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $368,370)	368,370

	TOTAL PORTFOLIO—102.99%
	(Cost $10,749,134)	11,372,295
	OTHER ASSETS &
	LIABILITIES, NET—
	(2.99)%	(330,563)

	NET ASSETS—100.00%	$11,041,732

*	Non-income producing

b	In bankcruptcy

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	Growth Account 2003 CREF Annual Report GR-9

Report of Management Responsibility

To the Participants of College Retirement Equities Fund:

The accompanying financial statements of the Growth Account of College Retirement Equities Fund (“CREF”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF’s internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the chief audit executive regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts’ operations.
/s/ Herbert M. Allison Jr.	/s/ Elizabeth A. Monrad
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

GR-10 2003 CREF Annual Report Growth Account

Report of the Audit Committee

To the Participants of College Retirement Equities Fund:

The Audit Committee oversees the financial reporting process of the Growth Account of College Retirement Equities Fund (“CREF”) on behalf of CREF’s Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of CREF’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of CREF. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and CREF, and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

Growth Account 2003 CREF Annual Report GR-11

Statement of Assets and Liabilities

Growth Account

December 31, 2003
(amounts in thousands, except amounts per accumulation unit)

ASSETS
Portfolio investments, at cost	$10,749,134
Net unrealized appreciation of portfolio investments	623,161

Portfolio investments, at value (including securities loaned of $339,005)	11,372,295
Cash	15,730
Dividends and interest receivable	12,667
Receivable from securities transactions	20,607
Amounts due from TIAA	11,915

Total assets	11,433,214

LIABILITIES
Deposits for securities loaned—Note 3	350,788
Payable for securities transactions	40,694

Total liabilities	391,482

NET ASSETS
Accumulation Fund	10,827,972
Annuity Fund	213,760

Total net assets	$11,041,732

Accumulation units outstanding—Notes 4 and 5	197,453

Net asset value per accumulation unit—Note 4	$ 54.84

GR-12 2003 CREF Annual Report Growth Account

Statement of Operations

Growth Account

Year Ended December 31, 2003
(amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$ 1,686
Dividends	113,159

Total income	114,845

Expenses—Note 2:
Investment	16,757
Operating	33,399

Total expenses	50,156

Investment income—net	64,689

REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS—Note 3
Net realized gain (loss) on:
Portfolio investments	(324,775)
Futures transactions	2,017

Net realized loss on total investments	(322,758)

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	2,555,711
Futures transactions	1,044

Net change in unrealized appreciation (depreciation) on total investments	2,556,755

Net realized and unrealized gain on total investments	2,233,997

Net increase in net assets resulting from operations	$2,298,686

Growth Account 2003 CREF Annual Report GR-13

Statements of Changes in Net Assets

Growth Account

Years Ended December 31, (amounts in thousands)	2003	2002

FROM OPERATIONS
Investment income—net	$ 64,689	$ 45,498
Net realized loss on total investments	(322,758)	(2,890,371)
Net change in unrealized appreciation (depreciation) on total investments	2,556,755	(468,812)

Net increase (decrease) in net assets resulting from operations	2,298,686	(3,313,685)

FROM PARTICIPANT TRANSACTIONS
Premiums	1,177,883	1,261,778
Net transfers from (to) TIAA	105,619	(103,395)
Net transfers to other CREF Accounts and affiliated mutual funds	(51,495)	(636,675)
Annuity payments	(26,288)	(34,401)
Withdrawals and death benefits	(205,901)	(205,378)

Net increase in net assets resulting from participant transactions	999,818	281,929

Net increase (decrease) in net assets	3,298,504	(3,031,756)
NET ASSETS
Beginning of year	7,743,228	10,774,984

End of year	$11,041,732	$7,743,228

GR-14 2003 CREF Annual Report Growth Account

Notes to Financial Statements

Note 1—Significant Accounting Policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios (“Accounts”). The accompanying financial statements are those of the Growth Account (“Account”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Change in Accounting Policy. Effective August 1, 2003, the Account changed the method by which realized gains and losses on securities transactions are calculated
Growth Account 2003 CREF Annual Report GR-15

Notes to Financial Statements (continued)

from the average cost method to the specific identification method. This change was made in order to conform more closely with industry standards. For the Account, the effect of this change for the year ended December 31, 2003 was to decrease net realized loss on securities transactions by $6,532,298, decrease net unrealized gain on securities transactions by $6,532,140 and decrease investment income-net by $158, but had no net impact on the increase in net assets resulting from operations, total net assets or on the condensed financial information.

Foreign Currency Transactions and Translation. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts. The Account may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Account is also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Securities Lending. The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts. The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the

GR-16 2003 CREF Annual Report Growth Account

Notes to Financial Statements (continued)

settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Note 2—Management Agreements

Investment advisory services for the Account are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with the Account. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the Account and distribution functions for the Account’s certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with the Account. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Effective January 1, 2004, Services was converted from a regular corporation to a limited liability corporation.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the Account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to the Account’s actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the Account for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

Growth Account 2003 CREF Annual Report GR-17

Notes to Financial Statements (continued)

Note 3—Investments

At December 31, 2003, net unrealized appreciation of portfolio investments for the Account was $623,161,424, consisting of gross unrealized appreciation of $921,190,130 and gross unrealized depreciation of $298,028,706.

At December 31, 2003, the market value of securities loaned and cash collateral received in connection therewith for the Account was $339,005,016 and $350,788,292, respectively.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Account for the year ended December 31, 2003, were $8,301,557,151 and $6,966,879,682, respectively.

GR-18 2003 CREF Annual Report Growth Account

Notes to Financial Statements (continued)

Note 4—Condensed Financial Information

For the Years Ended December 31,	2003	2002	2001	2000	1999

Per Accumulation Unit Data:
Investment income	$ .606	$ .488	$ .387	$ .509	$ .592
Expenses	.265	.231	.278	.320	.278

Investment income—net	.341	.257	.109(a)	.189	.314
Net realized and unrealized gain (loss) on total investments	11.572	(18.704)	(18.345)(a)	(20.788)	24.276

Net increase (decrease) in
Accumulation Unit Value	11.913	(18.447)	(18.236)	(20.599)	24.590
Accumulation Unit Value:
Beginning of year	42.925	61.372	79.608	100.207	75.617

End of year	$54.838	$ 42.925	$ 61.372	$ 79.608	$100.207

Total Return	27.75%	(30.06%)	(22.91%)	(20.56%)	32.52%
Ratios to Average Net Assets:
Expenses	0.54%	0.46%	0.43%	0.31%	0.34%
Investment income—net	0.70%	0.51%	0.17%(a)	0.18%	0.38%
Portfolio Turnover Rate	76.41%	53.99%	44.40%	37.18%	69.26%
Thousands of Accumulation Units outstanding at end of year	197,453	176,249	171,149	166,751	131,646

(a)	As required, effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income—net per Accumulation Unit by $.002, and decrease net realized and unrealized loss per Accumulation Unit by $.002. For the ratio of investment income—net to average net assets , there was no effect for the Account for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

Growth Account 2003 CREF Annual Report GR-19

Notes to Financial Statements (concluded)

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding of the Account were as follows:

Years Ended December 31,	2003	2002

Accumulation Units:
Credited for premiums	24,965,571	25,494,965
Cancelled for transfers, disbursements and amounts applied to the Annuity Fund	(3,761,744)	(20,394,743)
Outstanding:
Beginning of year	176,249,256	171,149,034

End of year	197,453,083	176,249,256

Note 6—Line of Credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2003, the Account did not borrow under this facility.

GR-20 2003 CREF Annual Report Growth Account

Report of Independent Auditors

To the Participants and Board of Trustees of
College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Growth Account (one of the Accounts comprising College Retirement Equities Fund (“CREF”)) as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth Account of CREF at December 31, 2003, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 18, 2004

Growth Account 2003 CREF Annual Report GR-21

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CREF Global Equities Account  Foreign and U.S. Stocks

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The CREF Global Equities Account posted a total return of 33.57%, topping the 33.11% return of its benchmark, the MSCI World IndexSM, and the 31.11% average return of similar variable annuities, as measured by the Morningstar World Stock (VA) category. The Morningstar category tracked 610 variable annuity accounts at year-end.

World Stocks Gain in 2003

With growth rates lagging and the war in Iraq looming, world stock markets got off to a rocky start in 2003, losing 5.06% in the first quarter as measured by the MSCI World Index. However, in the second quarter, markets skyrocketed worldwide, with the index surging 17.04%. Stocks gained an additional 4.84% in the third quarter and advanced 14.26% during the final three months. Approximately 30% of the index’s return for the year resulted from the declining dollar.

European Stocks Help the Account Top
the Benchmark

The account’s performance exceeded the benchmark’s as a result of individual stock selections, primarily in the European segment of the portfolio. These investments more than offset negative performance, relative to the benchmark, in the Asia-Pacific and North American portions.

     Among the account’s European investments, positive contributions to performance, relative to the benchmark, came from companies that included the Netherlands’ ASM Lithography and Swiss testing firm Surveillance S.A. Overweight positions in firms such as Swiss biotechnology company Lonza AG and British consumer products company Reckitt Benckiser detracted from performance. An underweight position in German electronics technology company Siemens AG also hurt returns.

     In the Asia-Pacific region, relative performance benefited from selections such as Japanese companies Seiko Epson, a manufacturer of computer printers, and Advantest, a technology firm. Underweight holdings in stocks that included Mitsubishi Tokyo Financial and Australian financial services company AMP also boosted returns. These positive contributions were more than offset by selections such as Japanese firms Sony and Takeda Chemical Industries, a drug manufacturer.

     Relative performance in the domestic segment was helped by stocks including auto safety company Autoliv and software company Symantec. These returns were more than offset by positions that included Verizon and Oracle.

Global Equities Account 2003 CREF Annual Report GL-1

CREF Global Equities Account  Foreign and U.S. Stocks

PERFORMANCE

Investment Objective

Seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks

$10,000 over Ten Years	Calendar Year Total Returns

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
	1 year	5 years	10 years	5 years	10 years

Global Equities Account	33.57%	–0.82%	6.62%	–4.05%	89.88%

Benchmark:
MSCI World Index	33.11	–0.80	7.12	–3.95	99.02

Peer group:
Morningstar World Stock (VA)	31.11	1.72	6.81	8.91	93.25

1     Past performance of the CREF Global Equities Account should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the units you own may be worth more or less than their original value. Due to market volatility, the account’s recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 1 800 842-2252.

GL-2 2003 CREF Annual Report Global Equities Account	SEE NOTES TO FINANCIAL STATEMENTS

CREF Global Equities Account  Foreign and U.S. Stocks

PROFILE

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company (Country)	Net Assets

ExxonMobil Corp (United States)	2.26
Microsoft Corp (United States)	1.80
Citigroup, Inc (United States)	1.79
Procter & Gamble Co (United States)	1.54
Pfizer, Inc (United States)	1.28
Nokia Oyj (Finland)	1.26
Cisco Systems, Inc (United States)	1.19
Int’l Business Machines Corp
(United States)	1.19
PepsiCo, Inc (United States)	1.17
E.ON AG (Germany)	1.16

Total	14.64

Capitalization (as of 12/31/2003)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	87.31
Middle: $1–$5 billion	10.69
Small: Under $1 billion	2.00

Total	100.00

The Account’s Benchmark

The Morgan Stanley Capital International WorldSM Index tracks the performance of stocks in developed countries around the world. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

Diversification Among World Markets

Percent of
Country	Net Assets

United States	54.0
United Kingdom	10.4
Japan	8.6
Switzerland	6.8
Germany	3.7
Canada	2.6
France	2.5
Australia	2.1
Netherlands	2.0
16 Other Nations	6.4
Short-Term Investments	0.9

Total	100.00

Account Facts

Inception Date	5/1/1992
Net Assets (12/31/2003)	$8.2 billion
2003 Actual Expense Charge*	0.57%

*	We estimate expenses each year based on projected expense and asset levels. Differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically, adjustments have been small.

Global funds invest in stocks throughout the world, including the United States. International Funds limit their holdings to foreign (i.e., non-U.S.) stocks.

Global Equities Account 2003 CREF Annual Report GL-3

Statement of Investments - Global Equities Account - December 31, 2003

Summary by Industry
	VALUE (000)%

CORPORATE BONDS
Insurance Carriers	$ 110	0.00%

TOTAL CORPORATE BONDS
(Cost $81)	110	0.00

PREFERRED STOCK
Insurance Carriers	207	0.01
Printing and Publishing	6,910	0.08

TOTAL PREFERRED STOCK
(Cost $6,122)	7,117	0.09

COMMON STOCK
Apparel and Accessory Stores	27,491	0.34
Apparel and Other Textile
Products	3,135	0.04
Auto Repair, Services and
Parking	2,628	0.03
Automotive Dealers and
Service Stations	2,602	0.03
Building Materials and
Garden Supplies	125,640	1.53
Business Services	548,661	6.69
Chemicals and Allied Products	980,567	11.95
Coal Mining	6,922	0.08
Communications	410,460	5.00
Depository Institutions	1,020,533	12.44
Eating and Drinking Places	40,263	0.49
Electric, Gas, and
Sanitary Services	276,409	3.37
Electronic and Other Electric
Equipment	555,915	6.78
Engineering and
Management Services	103,788	1.27
Fabricated Metal Products	114,670	1.40
Food and Kindred Products	302,330	3.68
Food Stores	64,631	0.79
Forestry	18,061	0.22
Furniture and Fixtures	337	0.00
Furniture and Homefurnishings
Stores	17,234	0.21
General Building Contractors	8,221	0.10
General Merchandise Stores	81,993	1.00
Health Services	46,480	0.57
Heavy Construction,
Except Building	80,480	0.98
Holding and Other Investment
Offices	131,240	1.60
Hotels and Other Lodging Places	2,436	0.03
Industrial Machinery and
Equipment	564,830	6.88
Instruments and Related
Products	284,777	3.47
Insurance Agents, Brokers and
Service	$ 11,654	0.14%
Insurance Carriers	423,013	5.16
Leather and Leather Products	26,711	0.33
Local and Interurban
Passenger Transit	9,230	0.11
Lumber and Wood Products	5,562	0.07
Metal Mining	60,154	0.73
Miscellaneous Manufacturing
Industries	3,509	0.04
Miscellaneous Retail	27,196	0.33
Motion Pictures	80,363	0.98
Nondepository Institutions	279,665	3.41
Nonmetallic Minerals,
Except Fuels	1,571	0.02
Oil and Gas Extraction	111,627	1.36
Paper and Allied Products	50,056	0.61
Personal Services	543	0.01
Petroleum and Coal Products	393,694	4.80
Pipelines, Except Natural Gas	8,929	0.11
Primary Metal Industries	30,674	0.37
Printing and Publishing	55,515	0.68
Railroad Transportation	24,423	0.30
Real Estate	25,037	0.31
Rubber and Miscellaneous
Plastic Products	5,472	0.07
Security and Commodity Brokers	160,332	1.95
Special Trade Contractors	1,003	0.01
Stone, Clay, and Glass Products	2,780	0.03
Tobacco Products	31,578	0.38
Transportation by Air	2,574	0.03
Transportation Equipment	147,336	1.80
Transportation Services	4	0.00
Trucking and Warehousing	78,938	0.96
Water Transportation	28,491	0.35
Wholesale Trade-Durable Goods	53,447	0.65
Wholesale Trade-Nondurable
Goods	109,501	1.33

TOTAL COMMON STOCK
(Cost $6,913,850)	8,073,316	98.40

SHORT TERM INVESTMENTS
Certificates of Deposit	21,000	0.25
Commercial Paper	200,718	2.45
U.S. Government and Agencies
Discount Notes	169,597	2.07

TOTAL SHORT TERM INVESTMENTS
(Cost $391,317)	391,315	4.77

TOTAL PORTFOLIO
(Cost $7,311,370)	8,471,858	103.26
OTHER ASSETS AND LIABILITIES, NET	(267,447)	(3.26)

NET ASSETS	$8,204,411	100.00%

GL-4 2003 CREF Annual Report Global Equities Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Global Equities Account - December 31, 2003

PRINCIPAL			VALUE (000)

BONDS—0.00%
CORPORATE BONDS—0.00%
INSURANCE CARRIERS—0.00%
$ 5,462		AXA
	e*	0.009%, 12/21/04	$ 110

		TOTAL INSURANCE
		CARRIERS	110

		TOTAL CORPORATE BONDS
		(Cost $81)	110

SHARES

PREFERRED STOCK—0.09%
INSURANCE CARRIERS—0.01%
7,402	*	Great-West Lifeco, Inc
		Series F	156
2,413	*	Great-West Lifeco, Inc
		Series X	51

		TOTAL INSURANCE
		CARRIERS	207

PRINTING AND PUBLISHING—0.08%
917,097		News Corp Ltd	6,910

		TOTAL PRINTING AND
		PUBLISHING	6,910

		TOTAL PREFERRED STOCK
		(Cost $6,122)	7,117

COMMON STOCK—98.40%
APPAREL AND ACCESSORY STORES—0.34%
1,143,100		Gap, Inc	26,531
5,290		Hennes & Mauritz AB
		(B Shs)	126
27,096		Limited Brands, Inc	489
158,000		Toyobo Co Ltd	345

		TOTAL APPAREL AND
		ACCESSORY STORES	27,491

APPAREL AND OTHER TEXTILE PRODUCTS—0.04%
22,444		Benetton Group S.p.A.	258
238,000		Kuraray Co Ltd	2,008
21,000		Tokyo Style Co Ltd	227
4,718		VF Corp	204
19,000		Wacoal Corp	157
574,000		Wing Tai Holdings Ltd	281

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	3,135

AUTO REPAIR, SERVICES AND PARKING—0.03%
261,824		Imperial Holdings Ltd	2,628

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	2,628

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.03%
85,233	e	Canadian Tire Corp
		(Class A)	$ 2,602

		TOTAL AUTOMOTIVE
		DEALERS AND
		SERVICE STATIONS	2,602

BUILDING MATERIALS AND GARDEN SUPPLIES—1.53%
1,574,588		Home Depot, Inc	55,882
621,773		Lowe’s Cos	34,440
2,497,369		Wolseley plc	35,318

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	125,640

BUSINESS SERVICES—6.69%
781,533	e	Adecco S.A. (Regd)	50,238
61,400		Automatic Data
		Processing, Inc	2,432
71	*	BEA Systems, Inc	1
33,516	*	Ceridian Corp	702
59		Certegy, Inc	2
400,295	*	CGI Group, Inc	2,509
56	*	Citrix Systems, Inc	1
633,600		Computer Associates
		International, Inc	17,323
61,303	*	Compuware Corp	370
28	*	Electronic Arts, Inc	1
14,319		Equifax, Inc	351
12,084	*	Fiserv, Inc	477
16,700		IMS Health, Inc	415
16	*	Intuit, Inc	1
29	*	Juniper Networks, Inc	1
99,000		Keppel Land Ltd	92
265,600		Manpower, Inc	12,504
36	*	Mercury Interactive Corp	2
5,371,971		Microsoft Corp	147,944
3,755,937	*	Oracle Corp	49,578
75,700	e	Oracle Corp Japan	3,920
71	*	Peregrine Systems, Inc	0
1,034,160		Public Power Corp	25,567
3,027	*	Robert Half
		International, Inc	71
223,997	e	SAP AG.	37,620
186,050		SAP AG. (Spon ADR)	7,732
467,400		Seiko Epson Corp	21,806
98,886		SGS S.A.	62,046
2,260,515	*	Siebel Systems, Inc	31,353
83,900		Sumisho Lease Co Ltd	2,670
343,100	*	Sun Microsystems, Inc	1,541
4,083	*	SunGard Data Systems, Inc	113
57,725	e	Thomson Corp	2,103

SEE NOTES TO FINANCIAL STATEMENTS	Global Equities Account 2003 CREF Annual Report GL-5

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
141,000		Tokyu Corp	$ 724
23	*	Unisys Corp	0
420,000		Wharf Holdings Ltd	1,163
6,649,173		WPP Group plc	65,288

		TOTAL BUSINESS SERVICES	548,661

CHEMICALS AND ALLIED PRODUCTS—11.95%
33,600		Abbott Laboratories	1,566
229,902	*	Actelion NV	24,817
162,823		Agrium, Inc	2,695
624,306		Air Products &
		Chemicals, Inc	32,982
1,625,007		Akzo Nobel NV	62,721
638,204	*	Amgen, Inc	39,441
658,668	*	Amylin Pharmaceuticals,
		Inc	14,636
641,000		Asahi Kasei Corp	3,481
300,563		AstraZeneca plc
		(United Kingdom)	14,420
27,800		Avon Products, Inc	1,876
196,347		Boots Group plc	2,429
83,000		Daiichi Pharmaceutical
		Co Ltd	1,496
233,000		Dainippon Ink &
		Chemicals, Inc	444
116,000		Denki Kagaku Kogyo KK	373
1,957,700		Dow Chemical Co	81,382
193		Du Pont (E.I.) de Nemours
		& Co	9
15,100		Ecolab, Inc	413
133,075	*	Genentech, Inc	12,452
338,780	*	Gilead Sciences, Inc	19,697
52,350		Givaudan S.A. (Regd)	27,175
2,255,975		GlaxoSmithKline plc	51,693
33,293		Imperial Chemical
		Industries plc	119
4,940		International Flavors &
		Fragrances, Inc	173
346,000		Kao Corp	7,038
92,000		Kyowa Hakko Kogyo Co Ltd	585
639,366		Lilly (Eli) & Co	44,967
8,720		L’Oreal S.A.	715
548,690		Merck & Co, Inc	25,349
668,000		Mitsubishi Chemical Corp	1,739
38,000		Nippon Kayaku Co Ltd	188
76,000		Nippon Sanso Corp	321
1,882,024		Novartis AG. (Regd)	85,446
2,974,105		Pfizer, Inc	105,075
18,000		PPG Industries, Inc	1,152
1,267,576		Procter & Gamble Co	126,605
55,704	*	QLT, Inc	1,056
2,956,964		Reckitt Benckiser plc	66,909

6,293		Roche Holding AG.
		(Genusscheine)	$ 635
243,600		Sankyo Co Ltd	4,580
49,000		Sekisui Chemical Co Ltd	250
7,500		Sherwin-Williams Co	261
306,600		Shin-Etsu Chemical Co Ltd	12,531
835,000		Shionogi & Co Ltd	15,552
210,000		Shiseido Co Ltd	2,553
516,000		Showa Denko KK	1,160
783,000	e	Sumitomo Bakelite Co Ltd	5,107
424,600		Takeda Chemical
		Industries Ltd	16,838
371,000		Teijin Ltd	1,090
885,000		Toray Industries, Inc	3,700
127,000		Tosoh Corp	424
1,154,025		Wyeth	48,988
105,000		Yamanouchi Pharmaceutical
		Co Ltd	3,263

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	980,567

COAL MINING—0.08%
2,628,000		Byd Co Ltd (H Shs)	6,922

		TOTAL COAL MINING	6,922

COMMUNICATIONS—5.00%
7,275	*	Antena 3 Television S.A.	321
883,818		AT&T Corp	17,942
196,000	*	AT&T Wireless
		Services, Inc	1,566
46	*	Avaya, Inc	1
214,507		BCE, Inc	4,797
317,320		BellSouth Corp	8,980
925,237		Clear Channel
		Communications, Inc	43,329
1,151,802	*	Comcast Corp	37,860
266,000		COMSYS Holdings Corp	1,703
165,993	e*	Deutsche Telekom AG.
		(Regd)	3,038
2,450,282	*	Ericsson (LM) (B Shs)	4,393
394,149	*	France Telecom S.A.	11,266
143,061	*	Hughes Electronics Corp	2,368
4,427		KDDI Corp	25,363
132,343	*	KPN NV	1,022
1,932,285	*	Lucent Technologies, Inc	5,488
25,007		Mediaset S.p.A.	297
2,033		Nippon Telegraph &
		Telephone Corp	9,807
58,320		Nippon Television
		Network Corp	8,669
2,542		NTT Docomo, Inc	5,764
101,773	*	Qwest Communications
		International, Inc	440

GL-6 2003 CREF Annual Report Global Equities Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

COMMUNICATIONS—(Continued)
162,919		Rogers Communications,
		Inc (Class B)	$ 2,690
1,810,888		SBC Communications, Inc	47,210
337,245	*	Seat Pagine Gialle S.p.A.	321
12,429		Societe Television
		Francaise 1 (T.F.1)	434
148,600	*	Sprint Corp (PCS Group)	835
3,311,227	e	Telecom Corp of
		New Zealand Ltd	11,674
359,419	*	Telecom Italia S.p.A.	1,065
2,147,284	e	Telefonica S.A.	31,527
14,835		TELUS Corp (Non-Vote)	278
54		Tokyo Broadcasting
		System, Inc	1
638,264		Verizon Communications,
		Inc	22,390
703,052		Viacom, Inc (Class B)	31,201
26,789,323		Vodafone Group plc	66,420
88	b*	WorldCom, Inc (MCI Group)	0

		TOTAL COMMUNICATIONS	410,460

DEPOSITORY INSTITUTIONS—12.44%
2,259,889		ABN Amro Holding NV	52,877
374,733		Allied Irish Banks plc	6,017
216,200	e*	Ashikaga Financial
		Group, Inc	6
559,562	e	Australia & New Zealand
		Banking Group Ltd	7,454
83,975	e	Banca Fideuram S.p.A.	499
578,403	e	Banco Bilbao Vizcaya
		Argentaria S.A.	7,989
445,806		Banco Comercial
		Portugues S.A. (Regd)	995
5,284,307	e	Banco Santander Central
		Hispano S.A.	62,588
411,726		Bank Of America Corp	33,115
184,000	e	Bank Of Fukuoka Ltd	773
13,120		Bank Of Ireland (Dublin)	179
271,747	e	Bank Of Montreal	11,251
115,196		Bank Of New York Co, Inc	3,815
203,301	e	Bank of Nova Scotia	10,352
821,000	e	Bank Of Yokohama Ltd	3,815
210,723		Bank One Corp	9,607
11,600		Banknorth Group, Inc	377
405,523		Barclays plc	3,617
28,653	*	Bayerische Hypo-und
		Vereinsbank AG.	663
113,439		BNP Paribas	7,143
784,000		BOC Hong Kong
		Holdings Ltd	1,474
206,297	e	Canadian Imperial Bank
		Of Commerce	10,217

10,800		Charter One Financial, Inc	$ 373
218,000		Chiba Bank Ltd	893
3,019,519		Citigroup, Inc	146,567
3,993		Comerica, Inc	224
478,842	*	Commonwealth Bank
		of Australia	10,625
143,777	e	Credit Agricole S.A.	3,433
25,904		Danske Bank a/s	608
307,000		DBS Group Holdings Ltd	2,657
2,389		Erste Bank Der
		Oesterreichischen
		Sparkassen AG.	295
563,600		FleetBoston Financial Corp	24,601
1,978,900		ForeningsSparbanken AB	38,916
42,309		Fortis	851
732,850		Greenpoint Financial Corp	25,884
101,000		Gunma Bank Ltd	451
950,400		Hang Seng Bank Ltd	12,487
1,162,669		Hokugin Financial Group,
		Inc	1,573
3,520,911		HSBC Holdings plc
		(United Kingdom)	55,340
9,250		Huntington Bancshares,
		Inc	208
337,801		J.P. Morgan Chase & Co	12,407
237,000		Joyo Bank Ltd	774
58,000		KeyCorp	1,701
168,601		Lloyds TSB Group plc	1,352
1,468,517		Mellon Financial Corp	47,154
1,772,000		Mitsubishi Securities
		Co Ltd	19,296
1,113		Mitsubishi Tokyo
		Financial Group, Inc	8,682
1,000		Mizuho Financial
		Group, Inc	3,033
620,198	e	National Australia
		Bank Ltd	13,995
134,718	e	National Bank Of Canada	4,497
89,600		National City Corp	3,041
18,000		National Commerce
		Financial Corp	491
124,804	e	Nordea AB (Sweden)	937
11,500		North Fork Bancorp, Inc	465
38,826		Northern Trust Corp	1,802
383,000		Oversea-Chinese
		Banking Corp Ltd	2,729
419,800		PNC Financial Services
		Group, Inc	22,976
78,000		Resona Holdings, Inc	98
310,087	e	Royal Bank Of Canada	14,829
16,100		Royal Bank Of Canada
		(New York)	768

SEE NOTES TO FINANCIAL STATEMENTS	Global Equities Account 2003 CREF Annual Report GL-7

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
2,499,725		Royal Bank Of Scotland
		Group plc	$ 73,657
380,000		Shizuoka Bank Ltd	2,808
12,480		Societe Generale (A Shs)	1,102
326,500		Sovereign Bancorp, Inc	7,754
3,092,666		Standard Chartered plc	51,073
25,400		State Street Corp	1,323
333,000	e	Sumitomo Trust &
		Banking Co Ltd	1,958
36,300		SunTrust Banks, Inc	2,595
30,300		Synovus Financial Corp	876
2,458,734		U.S. Bancorp	73,221
26,058		UBS AG. (Regd)	1,785
1,128	e	UFJ Holdings, Inc	5,421
11,700		Union Planters Corp	368
547,000		United Overseas Bank Ltd	4,252
296,811		Wachovia Corp	13,828
884,909		Wells Fargo & Co	52,112
378,852		Westpac Banking Corp	4,564

		TOTAL DEPOSITORY
		INSTITUTIONS	1,020,533

EATING AND DRINKING PLACES—0.49%
469,800	*	Brinker International, Inc	15,579
986,500		McDonald’s Corp	24,495
5,502	*	Yum! Brands, Inc	189

		TOTAL EATING AND
		DRINKING PLACES	40,263

ELECTRIC, GAS, AND SANITARY SERVICES—3.37%
51	*	AES Corp	0
112,820	*	Allegheny Energy, Inc	1,440
32,082		Ameren Corp	1,476
33,580		American Electric
		Power Co, Inc	1,025
259,870		Centerpoint Energy, Inc	2,518
365,700	e	Chubu Electric Power
		Co, Inc	7,627
16,700		Cinergy Corp	648
111,000		CLP Holdings Ltd	529
33,578		Consolidated Edison, Inc	1,444
22,300		Constellation Energy
		Group, Inc	873
49,900		Dominion Resources, Inc	3,185
30,600		DTE Energy Co	1,206
840,323		Duke Energy Corp	17,185
1,460,244		E.ON AG.	95,299
730,351		El Paso Corp	5,982
433,718		Entergy Corp	24,778
17,160		Exelon Corp	1,139
23,111		FirstEnergy Corp	814

168,500		Hong Kong Electric
		Holdings Ltd	$ 666
246,700		Kansai Electric Power
		Co, Inc	4,323
32,500		KeySpan Corp	1,196
257,000		Kyushu Electric Power
		Co, Inc	4,420
134,222	b*	Mirant Corp	52
55,270		National Grid Transco plc	396
1,749		Nisource, Inc. (Sails)	4
108,502		NiSource, Inc	2,381
693,000		Osaka Gas Co Ltd	1,875
77,500		Pepco Holdings, Inc	1,514
12,413	*	PG&E Corp	345
47,679		Progress Energy, Inc	2,158
223,562		Puma AG. Rudolf
		Dassler Sport	39,479
36,100		Republic Services, Inc	925
16,618		Sempra Energy	500
175,300		Southern Co	5,303
3		Texas Genco Holdings, Inc	0
147,000		Tohoku Electric Power
		Co, Inc	2,437
534,200		Tokyo Electric Power Co, Inc	11,714
870,000		Tokyo Gas Co Ltd	3,101
39,118		TransAlta Corp	561
187,121		United Utilities plc	1,660
58,955		United Utilities plc (A Shs)	321
734,117		Waste Management, Inc	21,730
555		West Japan Railway Co	2,180

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	276,409

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.78%
140,200		Advantest Corp	11,120
19	*	Agere Systems, Inc
		(Class A)	0
102,401	*	Agere Systems, Inc
		(Class B)	297
6	*	Applied Micro Circuits Corp	0
1,640,002	*	ASML Holding NV	32,519
85,374	*	ATI Technologies, Inc	1,288
96	*	Atmel Corp	1
6,200	*	Ballard Power Systems, Inc	74
105,208	*	Broadcom Corp (Class A)	3,587
133,249	*	Celestica, Inc	2,017
1,283		Celestica, Inc (U.S.)	19
15,415		Cooper Industries Ltd
		(Class A)	893
77,178		Emerson Electric Co	4,997
1,049,930		General Electric Co	32,527
138,400		Hirose Electric Co Ltd	15,884

GL-8 2003 CREF Annual Report Global Equities Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT—(Continued)
2,300,387		Intel Corp	$ 74,072
58	*	Jabil Circuit, Inc	2
339,800		Kyocera Corp	22,639
9,200		Mabuchi Motor Co Ltd	708
425,511	*	Marvell Technology
		Group Ltd	16,140
847,000		Matsushita Electric
		Industrial Co Ltd	11,713
224,000	e	Matsushita Electric
		Works Ltd	2,013
610,368		Maxim Integrated
		Products, Inc	30,396
200	e	Melco Holdings, Inc	6
102,000		NEC Electronics Corp	7,462
179,000		Nippon Electric Glass
		Co Ltd	3,482
5,997,800		Nokia Oyj	103,721
1,837,432		Nortel Networks Corp	7,806
545,100	*	Novellus Systems, Inc	22,921
82	*	PMC-Sierra, Inc	2
509,500		Qualcomm, Inc	27,477
400		Rinnai Corp	9
46,334		Rockwell Collins, Inc	1,391
504,000		Sanyo Electric Co Ltd	2,634
244,000		Sharp Corp	3,850
831,400	e	Sony Corp	28,781
216,000		Stanley Electric Co Ltd	4,182
11,157,480	*	Taiwan Semiconductor
		Manufacturing Co Ltd	20,869
1,568,728	*	Taiwan Semiconductor
		Manufacturing Co Ltd
		(Spon ADR)	16,064
3,878	*	Tellabs, Inc	33
1,392,061		Texas Instruments, Inc	40,899
66,715		Thomson	1,420

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	555,915

ENGINEERING AND MANAGEMENT SERVICES—1.27%
970,250	*	Accenture Ltd (Class A)	25,537
37		Halliburton Co	1
12,486,178		Michael Page
		International plc	41,240
1,209,284		Monsanto Co	34,803
189,433		Servicemaster Co	2,207

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	103,788

FABRICATED METAL PRODUCTS—1.40%
100,558		Geberit AG. (Regd)	$ 49,435
729,900		Illinois Tool Works, Inc	61,246
21,704		Masco Corp	595
703,000		NHK Spring Co Ltd	3,273
3,188		Stanley Works	121

		TOTAL FABRICATED METAL
		PRODUCTS	114,670

FOOD AND KINDRED PRODUCTS—3.68%
1,093,000		Ajinomoto Co, Inc	12,575
133,609		Anheuser-Busch Cos, Inc	7,039
116,100		Archer Daniels Midland Co	1,767
241,400		Asahi Breweries Ltd	2,201
24,797		Campbell Soup Co	665
1,988,858		Coca-Cola Amatil Ltd	9,336
1,027,411		Coca-Cola Co	52,141
55,000		Conagra Foods, Inc	1,451
974,279	*	Dean Foods Co	32,025
138,392		General Mills, Inc	6,269
265,760	e	Groupe Danone	43,377
52,645		H.J. Heinz Co	1,918
22,700		Kellogg Co	864
253,000		Kirin Brewery Co Ltd	2,158
35,231		Lion Nathan Ltd	160
58,000		Meiji Dairies Corp	249
82,000		Meiji Seika Kaisha Ltd	331
41,703	e	Molson, Inc (A Shs)	1,165
5,686		Nestle S.A. (Regd)	1,421
70,000		Nichirei Corp	227
2,064,754		PepsiCo, Inc	96,259
217,714	e	Pernod-Ricard	24,207
32,000	e	Sapporo Holdings Ltd	88
105,200		Sara Lee Corp	2,284
317,971		Scottish & Newcastle plc	2,153

		TOTAL FOOD AND KINDRED
		PRODUCTS	302,330

FOOD STORES—0.79%
296,000		Albertson’s, Inc	6,704
785	*	Casino Guichard-Perrachon
		B Wts 12/15/05	1
54,000		Ito-Yokado Co Ltd	1,698
58,761	*	Kroger Co	1,088
10,300		Lawson, Inc	352
200	*	Mycal Corp	0
130,679		Sainsbury (J) plc	732
11,715,290		Tesco plc	54,056

		TOTAL FOOD STORES	64,631

FORESTRY—0.22%
282,200		Weyerhaeuser Co	18,061

		TOTAL FORESTRY	18,061

SEE NOTES TO FINANCIAL STATEMENTS	Global Equities Account 2003 CREF Annual Report GL-9

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

FURNITURE AND FIXTURES—0.00%
2,900		Johnson Controls, Inc	$ 337

		TOTAL FURNITURE AND
		FIXTURES	337

FURNITURE AND HOMEFURNISHINGS STORES—0.21%
18,396	*	Bed Bath & Beyond, Inc	6,797
196,834		Best Buy Co, Inc	10,283
1,021,000		Hitachi Ltd	154

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	17,234

GENERAL BUILDING CONTRACTORS—0.10%
1,644,000		Allgreen Properties Ltd	1,084
71,065		Bouygues S.A.	2,485
638		Brookfield Homes Corp	16
66,000	e	Nishimatsu Construction
		Co Ltd	219
146,000		Shimizu Corp	556
311,000	e	Sumitomo Realty &
		Development Co Ltd	2,739
265,000		Taisei Corp	969
54,000		Toda Corp	153

		TOTAL GENERAL BUILDING
		CONTRACTORS	8,221

GENERAL MERCHANDISE STORES—1.00%
23,000		Aeon Co Ltd	770
365,680	*	Costco Wholesale Corp	13,596
95,070	e	Hudson’s Bay Co	853
71,921		Kingfisher plc	358
647,087		Marks & Spencer Group plc	3,348
113,000		Marui Co Ltd	1,423
812		Pinault-Printemps-Redoute
		S.A.	79
33,000		Takashimaya Co Ltd	236
1,207,967		Target Corp	46,386
281,680		Wal-Mart Stores, Inc	14,943
1,812	*	Waterford Wedgwood plc
		(Units)	1

		TOTAL GENERAL
		MERCHANDISE STORES	81,993

HEALTH SERVICES—0.57%
415,987	*	Express Scripts, Inc	27,634
176,081	*	Healthsouth Corp	808
116,343		MDS, Inc	1,799
488,100	*	Triad Hospitals, Inc	16,239

		TOTAL HEALTH SERVICES	46,480

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.98%
55,000		JGC Corp	574

309,000	e	Kajima Corp	$ 1,003
51,000		Okumura Corp	217
950,223	e	Vinci S.A.	78,686

		TOTAL HEAVY CONSTRUCTION,
		EXCEPT BUILDING	80,480

HOLDING AND OTHER INVESTMENT OFFICES—1.60%
8,600		Apartment Investment &
		Management Co
		(Class A)	297
8,529		AvalonBay Communities,
		Inc	408
8,500		Boston Properties, Inc	410
18,118		Brascan Corp	557
170,370		Centro Properties Group	511
5,671		Crescent Real Estate
		Equities Co	97
654,145		Deutsche Office Trust	542
72,736		Equity Office Properties
		Trust	2,084
29,700		Equity Residential	876
32,900	*	Host Marriott Corp	405
358,010		Hutchison Whampoa Ltd	2,640
1,269,001		Investa Property Group	1,874
58,111		Land Securities Group plc	1,032
387,975		Macquarie Goodman
		Industrial Trust	494
4,245,165		Macquarie Infrastructure
		Group	10,875
740,182		Nobel Biocare Holding AG.	74,961
3,886,000	e*	Orient Corp	8,159
28,900		Plum Creek Timber Co, Inc	880
18,000		Softbank Corp	551
467,000		Sumitomo Corp	3,482
17,000		Vornado Realty Trust	931
428,515		Washington Mutual, Inc	17,192
738,988		Westfield Trust (Units)	1,982

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	131,240

HOTELS AND OTHER LODGING PLACES—0.03%
12,600		Hilton Hotels Corp	216
47,170		Intrawest Corp	872
24,419		Marriott International, Inc
		(Class A)	1,128
20,335	*	Park Place Entertainment
		Corp	220

		TOTAL HOTELS AND OTHER
		LODGING PLACES	2,436

GL-10 2003 CREF Annual Report Global Equities Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT—6.88%
913,210		3M Co	$ 77,650
1,527,054		Baker Hughes, Inc	49,110
336,200		Caterpillar, Inc	27,911
4,026,449	*	Cisco Systems, Inc	97,802
720,290		Deere & Co	46,855
1,511,796	*	Dell, Inc	51,341
71,692		Dixons Group plc	178
15,199		Dover Corp	604
71,000		Ebara Corp	309
1,064,400	*	EMC Corp	13,752
372,366		Hewlett-Packard Co	8,553
1,049,213		International Business
		Machines Corp	97,241
296,000		Ishikawajima-Harima Heavy
		Industries Co Ltd	423
326,000		Komatsu Ltd	2,068
14,000		Komori Corp	207
339,000		Kubota Corp	1,398
573,000	e	Makino Milling Machine
		Co Ltd	2,909
37,000		Makita Corp	370
987,000		Mitsubishi Heavy
		Industries Ltd	2,744
36,200		Pitney Bowes, Inc	1,470
74,113		Rieter Holding AG.	17,139
12,000		Sanden Corp	74
1,877,747		Sandvik AB	64,720
14	*	Smith International, Inc	1
53		Symbol Technologies, Inc	1

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	564,830

INSTRUMENTS AND RELATED PRODUCTS—3.47%
16,800		Becton Dickinson & Co	691
23,504		Biomet, Inc	856
1,071,914	*	Boston Scientific Corp	39,404
134,000		Canon, Inc	6,239
54,000	e	Casio Computer Co Ltd	571
250,000	e	Citizen Watch Co Ltd	2,298
164,000		Fuji Photo Film Co Ltd	5,295
407,300		Guidant Corp	24,519
78,851		Keyence Corp	16,621
259,000		Konica Corp	3,482
881,100		Medtronic, Inc	42,830
183,579		Raytheon Co	5,515
223,000		Ricoh Co Ltd	4,401
581,887	*	St. Jude Medical, Inc	35,699
65,249		Synthes-Stratec, Inc	64,576
15,700	*	Thermo Electron Corp	$ 396
445,800	*	Zimmer Holdings, Inc	31,384

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	284,777

INSURANCE AGENTS, BROKERS AND SERVICE—0.14%
7,425		AON Corp	178
333,286	*	HHG plc	241
30		Marsh & McLennan
		Cos, Inc	1
16,997	e*	MLP AG.	332
1,660,000		Old Mutual plc	2,734
326,791	e	Sun Life Financial, Inc	8,168

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	11,654

INSURANCE CARRIERS—5.16%
135,839		Aegon NV	2,010
501,592		Aetna, Inc	33,898
126,001		Aflac, Inc	4,559
89,929	e	Allianz AG. (Regd)	11,352
91,700		Allstate Corp	3,945
4,300		Ambac Financial Group,
		Inc	298
633,276		American International
		Group, Inc	41,974
333,286		AMP Ltd	1,258
556,767	*	Anthem, Inc	41,758
11,354		Assicurazioni Generali S.p.A.	301
76,637		Aviva plc	673
492,867		AXA	10,550
6,816,000	*	China Life Insurance
		Co Ltd (H Shs)	5,575
1,033,142		Converium Holding AG.	54,925
1,166		Daido Life Insurance Co Ltd	3,471
7,476		Great-West Lifeco, Inc	263
511		ING Groep NV	12
21,600		Jefferson-Pilot Corp	1,094
147,716		Legal & General Group plc	265
2,821		Lincoln National Corp	114
268,307	e	Manulife Financial Corp	8,689
12,237		MBIA, Inc	725
72,525	e	Mediolanum S.p.A.	572
2,388,700		Metropolitan Holdings Ltd	2,451
1,420		Millea Holdings, Inc	18,550
56,055		Muenchener Rueckver AG.
		(Regd)	6,796
119,979	e	Power Corp Of Canada	4,494
57,604	e	Power Financial Corp	2,208
2,444,810		Promina Group Ltd	6,042
49,371		Prudential plc	417
154	e	QBE Insurance Group Ltd	1

SEE NOTES TO FINANCIAL STATEMENTS	Global Equities Account 2003 CREF Annual Report GL-11

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

INSURANCE CARRIERS—(Continued)
1,190,304		Safeco Corp	$ 46,339
72,552		Skandia Forsakrings AB	264
232,328		St. Paul Cos, Inc	9,212
3,847,267		Travelers Property Casualty
		Corp (Class B)	65,288
226,993		Zurich Financial
		Services AG	32,670

		TOTAL INSURANCE
		CARRIERS	423,013

LEATHER AND LEATHER PRODUCTS—0.33%
588,706	*	Coach, Inc	22,224
1,631,500		Yue Yuen Industrial
		Holdings	4,487

		TOTAL LEATHER AND
		LEATHER PRODUCTS	26,711

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.11%
80		Central Japan Railway Co	691
1,617		East Japan Railway Co	7,620
176,000		Keio Electric Railway Co Ltd	915
2,702		MTR Corp	4

		TOTAL LOCAL AND
		INTERURBAN
		PASSENGER TRANSIT	9,230

LUMBER AND WOOD PRODUCTS—0.07%
51,130	*	Masonite International
		Corp	1,369
578,000		Mitsubishi Rayon Co Ltd	2,168
196,000		Sekisui House Ltd	2,025

		TOTAL LUMBER AND
		WOOD PRODUCTS	5,562

METAL MINING—0.73%
2,396,975		Alumina Ltd	11,865
191,388	e	Barrick Gold Corp	4,341
42,499		Barrick Gold Corp (U.S.)	965
58,026	e	Cameco Corp	3,357
111,626	e	Falconbridge Ltd	2,709
46,029		Inco Ltd	1,840
330,035	*	Kinross Gold Corp	2,636
100,676	*	Meridian Gold, Inc	1,475
797,000		Mitsubishi Materials Corp	1,227
66,000		Mitsui Mining & Smelting
		Co Ltd	274
1,020,161		Newcrest Mining Ltd	9,954
7,792		Noranda, Inc	124
183,810		Placer Dome, Inc	3,296
183,000		Sumitomo Metal Mining
		Co Ltd	1,358
192,765	e	Teck Cominco Ltd (Class B)	3,271
2,702,003	*	WMC Resources Ltd	$ 11,462

		TOTAL METAL MINING	60,154

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.04%
34,100		Nintendo Co Ltd	3,201
32,400	e*	Sega Corp	308

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	3,509

MISCELLANEOUS RETAIL—0.33%
332,321	*	eBay, Inc	21,465
45,744		GUS plc	633
518,000		Nippon Mining Holdings,
		Inc	1,808
36,000		Nisshinbo Industries, Inc	201
133,149	*	Shoppers Drug Mart Corp	3,089

		TOTAL MISCELLANEOUS
		RETAIL	27,196

MOTION PICTURES—0.98%
42	*	Liberty Media Corp
		(Class A)	0
3,235,918	*	Time Warner, Inc	58,214
949,383		Walt Disney Co	22,149

		TOTAL MOTION PICTURES	80,363

NONDEPOSITORY INSTITUTIONS—3.41%
1,726,591		American Express Co	83,273
138,800		Credit Saison Co Ltd	3,134
1,061,892		Fannie Mae	79,706
46,205		Freddie Mac	2,695
151,854		HBOS plc	1,967
2,096,750	*	Hypo Real Estate Holding	52,339
2,275,707		MBNA Corp	56,551
31	*	Providian Financial Corp	0

		TOTAL NONDEPOSITORY
		INSTITUTIONS	279,665

NONMETALLIC MINERALS, EXCEPT FUELS—0.02%
77,000		Dowa Mining Co Ltd	414
4,200	e	Potash Corp Of
		Saskatchewan	365
16,642		Vulcan Materials Co	792

		TOTAL NONMETALLIC
		MINERALS,
		EXCEPT FUELS	1,571

OIL AND GAS EXTRACTION—1.36%
271,703		Apache Corp	22,035
141,332		Burlington Resources, Inc	7,827
89,125	e	Canadian Natural
		Resources Ltd	4,508

GL-12 2003 CREF Annual Report Global Equities Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

OIL AND GAS EXTRACTION—(Continued)
200,656	e	EnCana Corp	$ 7,919
152,617	e	Husky Energy, Inc	2,772
21,211		Imperial Oil Ltd	944
22,590		Marathon Oil Corp	748
36,714		Nexen, Inc	1,333
2,923,834	e	Origin Energy Ltd	10,464
66,400		Penn West Petroleum Ltd	2,475
140,446	e	Petro-Canada	6,946
5,500	*	Precision Drilling Corp	242
2,293,814		Shell Transport &
		Trading Co plc	17,062
80,948	e	Talisman Energy, Inc	4,605
111,621		Total S.A.	20,753
26,997		Unocal Corp	994

		TOTAL OIL AND GAS
		EXTRACTION	111,627

PAPER AND ALLIED PRODUCTS—0.61%
411,226	e	Abitibi-Consolidated, Inc
		(Canada)	3,300
433,200		International Paper Co	18,675
97,284		Kimberly-Clark Corp	5,749
29,200		MeadWestvaco Corp	869
1,443,000		NGK Insulators Ltd	10,772
728		Nippon Unipac Holding	3,756
267,000		OJI Paper Co Ltd	1,724
363,300		Sappi Ltd	4,953
13,900	*	Smurfit-Stone Container
		Corp	258

		TOTAL PAPER AND ALLIED
		PRODUCTS	50,056

PERSONAL SERVICES—0.01%
10,824		Cintas Corp	543

		TOTAL PERSONAL SERVICES	543

PETROLEUM AND COAL PRODUCTS—4.80%
2,609,946		BHP Billiton Ltd	23,971
9,039,966		BP plc	73,309
261,000		ChevronTexaco Corp	22,548
349,500		ConocoPhillips	22,917
2,395,335		ENI S.p.A.	45,200
4,527,499		ExxonMobil Corp	185,627
287,476		Royal Dutch Petroleum Co	15,157
194		Shell Canada Ltd (U.S.)	9
37,000		Showa Shell Sekiyu KK	301
141,295	e	Suncor Energy, Inc	3,554
133,000		TonenGeneral Sekiyu KK	1,101

		TOTAL PETROLEUM AND
		COAL PRODUCTS	393,694

PIPELINES, EXCEPT NATURAL GAS—0.11%
70,905		Enbridge, Inc	$ 2,946
277,297	e	TransCanada Corp	5,983

		TOTAL PIPELINES, EXCEPT
		NATURAL GAS	8,929

PRIMARY METAL INDUSTRIES—0.37%
135,112		Alcan, Inc	6,333
10,849,000		Nippon Steel Corp	23,283
1,070,000		Sumitomo Metal Industries
		Ltd	1,058

		TOTAL PRIMARY METAL
		INDUSTRIES	30,674

PRINTING AND PUBLISHING—0.68%
208,000		Dai Nippon Printing Co Ltd	2,921
125,200		Gannett Co, Inc	11,163
654,615	e	News Corp Ltd	5,914
16,001		News Corp Ltd (Spon ADR)	484
63,499		Quebecor World, Inc	1,314
6,494	*	Quebecor, Inc (Class B)	119
103,035		R.R. Donnelley & Sons Co	3,107
3,391,850		Reed Elsevier plc	28,360
50,248	e*	Telecom Italia Media S.p.A.	25
19,900		Telefonica Publicidad e
		Informacion S.A.	109
192,000	e	Toppan Printing Co Ltd	1,998
11		Tribune Co	1

		TOTAL PRINTING AND
		PUBLISHING	55,515

RAILROAD TRANSPORTATION—0.30%
2,719,782	e	Brambles Industries Ltd	10,820
65,700		Burlington Northern
		Santa Fe Corp	2,125
52,910		Canadian National
		Railway Co	3,348
11,113		Canadian National
		Railway Co (Canada)	705
128,601		Canadian Pacific
		Railway Ltd	3,640
2,542		CSX Corp	91
1		Kintetsu Corp	0
273,000		Nippon Express Co Ltd	1,289
50,400		Norfolk Southern Corp	1,192
250,000		Tobu Railway Co Ltd	893
4,600		Union Pacific Corp	320

		TOTAL RAILROAD
		TRANSPORTATION	24,423

REAL ESTATE—0.31%
245		Brookfield Properties Corp	7
647,000		CapitaLand Ltd	591
923,756		CFS Gandel Retail Trust	933
718,000		Cheung Kong Holdings Ltd	5,711

SEE NOTES TO FINANCIAL STATEMENTS	Global Equities Account 2003 CREF Annual Report GL-13

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

REAL ESTATE—(Continued)
359,000		City Developments Ltd	$ 1,279
2,013,951		Commonwealth Property
		Office Fund	1,745
667,266		General Property Trust	1,503
241,000		Hang Lung Properties Ltd	309
220,000		Henderson Land
		Development Co Ltd	972
175,000		Hysan Development Co Ltd	270
188,523		Mirvac Group	614
335,000		Mitsubishi Estate Co Ltd	3,176
162,000		Mitsui Fudosan Co Ltd	1,463
174,000	*	New World Development
		Co Ltd	140
33,000		Singapore Land Ltd	77
2,872		Stockland	11
401,622		Stockland Trust Group	1,580
549,800		Sun Hung Kai Properties
		Ltd	4,550
94,000		United Overseas Land Ltd	106

		TOTAL REAL ESTATE	25,037

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.07%
407,000		Bridgestone Corp	5,472

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS	5,472

SECURITY AND COMMODITY BROKERS—1.95%
3,500		Charles Schwab Corp	41
131,825		Goldman Sachs Group, Inc	13,015
500		Investors Group, Inc	12
463,000		Itochu Corp	1,529
135,300		Lehman Brothers Holdings,
		Inc	10,448
2,761,655		Man Group plc	72,229
362,000	e	Marubeni Corp	692
588,000	e	Mitsubishi Corp	6,233
515,000	e	Mitsui & Co Ltd	4,147
454,782		Morgan Stanley	26,318
1,498,000		Nomura Holdings, Inc	25,509
153,000		Singapore Exchange Ltd	152
383,000	*	Yamaichi Securities Co Ltd	7

		TOTAL SECURITY AND
		COMMODITY BROKERS	160,332

SPECIAL TRADE CONTRACTORS—0.01%
215,000		Kinden Corp	1,003

		TOTAL SPECIAL TRADE
		CONTRACTORS	1,003

STONE, CLAY, AND GLASS PRODUCTS—0.03%
314,000	e	Asahi Glass Co Ltd	$ 2,578
103,000		Sumitomo Osaka
		Cement Co Ltd	202

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	2,780

TOBACCO PRODUCTS—0.38%
542,445		Altria Group, Inc	29,520
281		Japan Tobacco, Inc	2,058

		TOTAL TOBACCO
		PRODUCTS	31,578

TRANSPORTATION BY AIR—0.03%
17,582		BAA plc	156
460,000	e*	Japan Airlines System Corp	1,215
195,000		Swire Pacific Ltd (A Shs)	1,203

		TOTAL TRANSPORTATION
		BY AIR	2,574

TRANSPORTATION EQUIPMENT—1.80%
790,595		Autoliv, Inc	29,766
196,615		BAE Systems plc	592
44,700		Boeing Co	1,884
1,476		Bombardier, Inc (Class A)	6
237,307	e	Bombardier, Inc (Class B)	1,005
222,660	e	CAE, Inc	1,010
45,673		Delphi Corp	466
167,400		Denso Corp	3,296
70,174	*	Fiat S.p.A.	538
1,400		General Dynamics Corp	127
43,400		Genuine Parts Co	1,441
238,500		Honda Motor Co Ltd	10,593
91,400		Honeywell International,
		Inc	3,056
1,731		Jardine Cycle & Carriage
		Ltd	6
349,000		Kawasaki Heavy Industries
		Ltd	430
51,396		Magna International, Inc
		(Class A)	4,138
189,000		Mitsui Engineering &
		Shipbuilding Co Ltd	312
1,169,500		Nissan Motor Co Ltd	13,357
55,188		Textron, Inc	3,149
1,171,700		Toyota Motor Corp	39,578
343,500		United Technologies Corp	32,553
3,000		Yamaha Motor Co Ltd	33

		TOTAL TRANSPORTATION
		EQUIPMENT	147,336

TRANSPORTATION SERVICES—0.00%
686		Toll Holdings Ltd	4

		TOTAL TRANSPORTATION
		SERVICES	4

GL-14 2003 CREF Annual Report Global Equities Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Global Equities Account - December 31, 2003

SHARES			VALUE (000)

TRUCKING AND WAREHOUSING—0.96%
1,033,748		United Parcel Service, Inc
		(Class B)	$ 77,066
159,000		Yamato Transport Co Ltd	1,872

		TOTAL TRUCKING AND
		WAREHOUSING	78,938

WATER TRANSPORTATION—0.35%
123,624		CP Ships Ltd	2,573
135,000		Kawasaki Kisen Kaisha
		Ltd	671
269,000		Mitsui OSK Lines Ltd	1,313
553,000		Nippon Yusen Kabushiki
		Kaisha	2,503
616,000		Royal Caribbean Cruises
		Ltd	21,431

		TOTAL WATER
		TRANSPORTATION	28,491

WHOLESALE TRADE-DURABLE GOODS—0.65%
26,997		Finning International, Inc	627
148,000		Fuji Electric Co Ltd	325
871,507		Johnson & Johnson	45,022
53,000		Mitsumi Electric Co Ltd	584
362,800		Terumo Corp	6,889

		TOTAL WHOLESALE
		TRADE-DURABLE GOODS	53,447

WHOLESALE TRADE-NONDURABLE GOODS—1.33%
4,129,927		British American
		Tobacco plc	56,928
999,433	e	Celesio AG.	48,471
66,688	e	Loblaw Cos Ltd	3,447
8,160	e	Weston (George) Ltd	655

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	109,501

		TOTAL COMMON STOCK
		(Cost $6,913,850)	8,073,316

PRINCIPAL

SHORT TERM INVESTMENTS—4.77%
CERTIFICATES OF DEPOSIT—0.25%
		First Tennessee Bank
$10,000,000	d	1.070%, 02/17/04	10,000
		Wells Fargo Bank
11,000,000		1.070%, 01/13/04	11,000

		TOTAL CERTIFICATES OF
		DEPOSIT	21,000

COMMERCIAL PAPER—2.45%
		American Honda Finance Corp
$13,000,000		1.060%, 01/27/04	$ 12,990
		CC (USA), Inc
10,000,000	c,d	1.085%, 01/30/04	9,991
		Ciesco LP
7,520,000		1.080%, 01/21/04	7,515
10,000,000	c	1.030%, 02/13/04	9,987
		Coca-Cola Enterprises, Inc
14,000,000	c	1.000%, 01/29/04	13,988
		Corporate Asset Funding
		Corp, Inc
17,000,000	c,d	1.080%, 02/12/04	16,977
		Delaware Funding Corp
5,271,000	c	1.070%, 01/23/04	5,267
		Fortune Brands, Inc
7,000,000	c	1.080%, 01/16/04	6,997
		General Electric Capital Corp
5,980,000		1.050%, 03/15/04	5,967
10,500,000		1.060%, 03/08/04	10,479
		Govco, Inc
9,000,000	c	1.090%, 02/04/04	8,991
		Greyhawk Funding LLC
10,000,000	c,d	1.100%, 01/20/04	9,994
		Kitty Hawk Funding Corp
10,000,000	c	1.080%, 01/15/04	9,996
		Links Finance LLC
10,000,000	c,d	1.100%, 02/24/04	9,984
		Park Avenue Receivables
		Corp
12,206,000	c	1.090%, 01/07/04	12,204
		Preferred Receivables
		Funding Corp
10,444,000	c	1.090%, 01/21/04	10,438
7,000,000	c	1.085%, 01/22/04	6,995
		Receivables Capital Corp
17,000,000	c	1.080%, 01/16/04	16,992
		Sigma Finance, Inc
15,000,000	c	1.120%, 03/16/04	14,966

		TOTAL COMMERCIAL PAPER	200,718

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—2.07%
		Federal Home Loan Bank (FHLB)
4,508,000		1.050%, 01/14/04	4,506
46,495,000		1.090%, 01/28/04	46,459
		Federal Home Loan
		Mortgage Corp (FHLMC)
35,000,000		1.070%, 03/01/04	34,941

SEE NOTES TO FINANCIAL STATEMENTS	Global Equities Account 2003 CREF Annual Report GL-15

Statement of Investments - Global Equities Account - December 31, 2003

PRINCIPAL			VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—(Continued)
		Federal National Mortgage
		Association (FNMA)
$19,465,000		1.000%, 01/08/04	$ 19,461
13,500,000		1.070%, 01/21/04	13,492
20,000,000		1.050%, 03/24/04	19,953
20,200,000	d	1.075%, 04/05/04	20,145
10,700,000		1.055%, 06/30/04	10,640

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	169,597

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $391,317)	391,315

		TOTAL PORTFOLIO—103.26%
		(Cost $7,311,370)	8,471,858
		OTHER ASSETS &
		LIABILITIES, NET—
		(3.26)%	(267,447)

		NET ASSETS—100.00%	$8,204,411

*	Non-income producing

b	In bankcruptcy

c	Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d	All or a portion of these securities have been segregated by the custodian to cover margins or other requirements on open futures contracts.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.

GL-16 2003 CREF Annual Report Global Equities Account	SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

To the Participants of College Retirement Equities Fund:

The accompanying financial statements of the Global Equities Account of College Retirement Equities Fund (“CREF”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF’s internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the chief audit executive regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts’ operations.
/s/ Herbert M. Allison Jr.	/s/ Elizabeth A. Monrad
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

Global Equities Account 2003 CREF Annual Report GL-17

Report of the Audit Committee

To the Participants of College Retirement Equities Fund:

The Audit Committee oversees the financial reporting process of the Global Equities Account of College Retirement Equities Fund (“CREF”) on behalf of CREF’s Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of CREF’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of CREF. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and CREF, and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

GL-18 2003 CREF Annual Report Global Equities Account

Statement of Assets and Liabilities

Global Equities Account

December 31, 2003
(amounts in thousands, except amounts per accumulation unit)

ASSETS
Portfolio investments, at cost	$7,311,370
Net unrealized appreciation of portfolio investments	1,160,488

Portfolio investments, at value (including securities loaned of $231,690)	8,471,858
Cash	10,137
Cash-foreign (cost of $737)	750
Dividends and interest receivable	8,383
Receivable from securities transactions	3,020
Amounts due from TIAA	7,962

Total assets	8,502,110

LIABILITIES
Deposits for securities loaned—Note 3	242,011
Payable for securities transactions	55,688

Total liabilities	297,699

NET ASSETS
Accumulation Fund	7,984,938
Annuity Fund	219,473

Total net assets	$ 8,204,411

Accumulation units outstanding—Notes 4 and 5	117,021

Net asset value per accumulation unit—Note 4	$ 68.24

Global Equities Account 2003 CREF Annual Report GL-19

Statement of Operations

Global Equities Account

Year Ended December 31, 2003
(amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$ 2,613
Dividends	136,451

Total income	139,064

Expenses—Note 2:
Investment	13,117
Operating	23,200

Total expenses	36,317

Investment income—net	102,747

REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS—Note 3
Net realized gain (loss) on:
Portfolio investments	(124,090)
Futures transactions	10,774
Foreign currency transactions	(233)

Net realized loss on total investments	(113,549)

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	1,973,224
Futures transactions	4,539
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(6,021)

Net change in unrealized appreciation (depreciation) on total investments	1,971,742

Net realized and unrealized gain on total investments	1,858,193

Net increase in net assets resulting from operations	$1,960,940

GL-20 2003 CREF Annual Report Global Equities Account

Statements of Changes in Net Assets

Global Equities Account

Years Ended December 31, (amounts in thousands)	2003	2002

FROM OPERATIONS
Investment income—net	$ 102,747	$ 71,124
Net realized loss on total investments	(113,549)	(1,145,388)
Net change in unrealized appreciation (depreciation) on total investments	1,971,742	(413,973)

Net increase (decrease) in net assets resulting from operations	1,960,940	(1,488,237)

FROM PARTICIPANT TRANSACTIONS
Premiums	694,121	688,307
Net transfers from (to) TIAA	42,757	(33,798)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	164,809	(223,503)
Annuity payments	(23,096)	(28,923)
Withdrawals and death benefits	(132,810)	(130,181)

Net increase in net assets resulting from participant transactions	745,781	271,902

Net increase (decrease) in net assets	2,706,721	(1,216,335)
NET ASSETS
Beginning of year	5,497,690	6,714,025

End of year	$8,204,411	$5,497,690

Global Equities Account 2003 CREF Annual Report GL-21

Notes to Financial Statements

Note 1—Significant Accounting Policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios (“Accounts”). The accompanying financial statements are those of the Global Equities Account (“Account”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing value of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Change in Accounting Policy. Effective August 1, 2003, the Account changed the method by which realized gains and losses on securities transactions are calculated

GL-22 2003 CREF Annual Report Global Equities Account

Notes to Financial Statements (continued)

from the average cost method to the specific identification method. This change was made in order to conform more closely with industry standards. For the Account, the effect of this change for the year ended December 31, 2003 was to decrease net realized loss on securities transactions by $24,914,605, decrease net unrealized gain on securities transactions by $24,820,140 and decrease investment income-net by $94,465, but had no net impact on the increase in net assets resulting from operations, total net assets or on the condensed financial information.

Foreign Currency Transactions and Translation. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts. The Account may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Account is also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Securities Lending. The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts. The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established

Global Equities Account 2003 CREF Annual Report GL-23

Notes to Financial Statements (continued)

each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Note 2—Management Agreements

Investment advisory services for the Account are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with the Account. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the Account and distribution functions for the Account’s certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with the Account. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Effective January 1, 2004, Services was converted from a regular corporation to a limited liability corporation.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the Account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to the Account’s actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the Account for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

GL-24 2003 CREF Annual Report Global Equities Account

Notes to Financial Statements (continued)

Note 3—Investments

At December 31, 2003, net unrealized appreciation of portfolio investments for the Account was $1,160,488,341 consisting of gross unrealized appreciation of $1,196,945,529 and gross unrealized depreciation of $36,457,188.

At December 31, 2003, the market value of securities loaned and cash collateral received in connection therewith for the Account was $231,689,729 and $242,011,380, respectively.

At December 31, 2003, the Account held 216 open futures contracts in the Standard & Poor’s 500 Index, expiring in March 2004, with a value of $59,972,400 and an unrealized gain of $2,269,506.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Account for the year ended December 31, 2003, were $9,742,796,340, and $8,753,041,285, respectively.

Global Equities Account 2003 CREF Annual Report GL-25

Notes to Financial Statements (continued)

Note 4—Condensed Financial Information

For the Years Ended December 31,	2003	2002	2001	2000	1999

Per Accumulation Unit Data:
Investment income	$ 1.249	$ .956	$ .985	$ .946	$ .959
Expenses	.325	.281	.320	.325	.300

Investment income—net	.924	.675	.665(a)	.621	.659
Net realized and unrealized gain (loss) on total investments	16.227	(14.853)	(16.493)(a)	(16.281)	24.976

Net increase (decrease) in Accumulation Unit Value	17.151	(14.178)	(15.828)	(15.660)	25.635
Accumulation Unit Value:
Beginning of year	51.084	65.262	81.090	96.750	71.115

End of year	$68.235	$51.084	$65.262	$81.090	$96.750

Total Return	33.57%	(21.72%)	(19.52%)	(16.19%)	36.05%
Ratios to Average Net Assets:
Expenses	0.57%	0.49%	0.46%	0.35%	0.39%
Investment income-net	1.60%	1.18%	0.95%(a)	0.68%	0.85%
Portfolio Turnover Rate	139.61%	95.70%	111.91%	98.06%	81.30%
Thousands of Accumulation Units outstanding at end of year	117,021	104,438	99,558	99,622	89,492

(a)	As required, effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Account, the effect of this change for the year ended December 31, 2001 was to increase investment income—net per Accumulation Unit by $.001, and increase net realized and unrealized loss per Accumulation Unit by $.001. For the ratio of investment income—net to average net assets, there was no effect for the Account for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

GL-26 2003 CREF Annual Report Global Equities Account

Notes to Financial Statements (concluded)

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding of the Account were as follows:

Years Ended December 31,	2003	2002

Accumulation Units:
Credited for premiums	12,386,162	12,118,991
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	197,226	(7,239,306)
Outstanding:
Beginning of year	104,437,760	99,558,075

End of year	117,021,148	104,437,760

Note 6—Line of Credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2003, the Account did not borrow under this facility.

Global Equities Account 2003 CREF Annual Report GL-27

Report of Independent Auditors

To the Participants and Board of Trustees of
College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Global Equities Account (one of the Accounts comprising College Retirement Equities Fund (“CREF”)) as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Global Equities Account of CREF at December 31, 2003, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 18, 2004

GL-28 2003 CREF Annual Report Global Equities Account

CREF Money Market Account  Cash Equivalents

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The Money Market Account returned 0.75% for the year, outperforming the 0.63% return of its benchmark, the iMoneyNet Money Fund Report Averages™—All Taxable.

     The year began with historically low short-term interest rates and the federal funds rate at a record low of 1.25%. With economic growth lagging, there was the fear that the Federal Reserve would cut the rate to 0.75%. The expected cut came in June, but only as far as 1.00%, where the rate remained through the end of the year. These very low short-term interest rates, accompanied by very low rates in the short-term corporate debt market, depressed returns throughout the money market universe.

Added Value from Asset Allocations

Over the course of the year, the account’s asset allocation was adjusted to reflect our continuing reassessment of the short-term credit market. Holdings in commercial paper were reduced from 73% at the end of 2002 to 59% at the close of 2003.

     Holdings of U.S. government and agency securities were boosted from 16% to 27%, and bank obligations were increased from 7% to 12%. Floating-rate securities were reduced from 4% to 2%. Together, these asset allocations enabled the account to outpace its benchmark.

     During 2003, the account’s weighted average maturity varied from 52 days to 63 days, reflecting the objective of maintaining an average maturity similar to that of the benchmark. (“Weighted” means that larger holdings have a greater effect on the average.) At year-end, the account’s weighted average maturity was 57 days, while the benchmark’s was 56 days.

Money Market Account 2003 CREF Annual Report MM-1

CREF Money Market Account  Cash Equivalents

PERFORMANCE

Investment Objective

Seeks high current income consistent with maintaining liquidity and preserving capital

$10,000 over Ten Years	Calendar Year Total Returns

Net Annualized Yield for the 7 Days Ending 12/29/2003

	Current Yield	Effective Yield

CREF Money Market Account	0.70%	0.70%

Benchmark:
iMoneyNet Money Fund Report AveragesTM—All Taxable	0.53%	0.53%

The current yield more closely reflects current earnings than does the total return.

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
	1 year	5 years	10 years	5 years	10 years

CREF Money Market Account	0.75%	3.50%	4.37%	18.80%	53.34%

Benchmark:
iMoneyNet Money Fund Report
Averages—All Taxable	0.63	3.22	4.04	17.05	48.42

1 Past performance of the CREF Money Market Account should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the units you own may be worth more or less than their original value. An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

MM-2 2003 CREF Annual Report Money Market Account

CREF Money Market Account  Cash Equivalents

PROFILE

Account Facts

Inception Date	4/1/1988
Net Assets (12/31/2003)	$6.91 billion
2003 Actual Expense Charge*	0.45%

*	We estimate expenses each year based on projected expense and asset levels. Differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically, adjustments have been small.

This portfolio’s investments are highly responsive to changes in the rate of inflation because many of its holdings mature in 60 days or less.

Portfolio Composition by Investment Sector

Percent of
Sector	Portfolio

Commercial Paper and Corporate Notes	59.1
U.S. Government and Agency Securities	27.1
Certificates of Deposit	11.7
Floating-Rate Securities	2.1

Total	100.0

The Account’s Benchmark

The iMoneyNet Money Fund Report AveragesTM—All Taxable category is a simple average of over 1,000 taxable money market funds.

Money Market Account 2003 CREF Annual Report MM-3

Statement of Investments - Money Market Account - December 31, 2003

PRINCIPAL		VALUE (000)

GOVERNMENT BONDS—0.29%
U.S. GOVERNMENT AND AGENCIES—0.29%
	Federal Home Loan Bank
	(FHLB)
$10,000,000	3.770%, 04/15/04	$ 10,081
	Federal National Mortgage
	Association (FNMA)
10,025,000	3.000%, 06/15/04	10,119

	TOTAL U.S. GOVERNMENT
	AND AGENCIES	20,200

	TOTAL GOVERNMENT BONDS
	(Cost $20,432)	20,200

SHORT TERM INVESTMENTS—99.61%
CERTIFICATES OF DEPOSIT—11.71%
	ABN Amro Bank N.V.
25,000,000	1.450%, 11/17/04	24,998
	American Express
	Centurion Bank
50,000,000	1.090%, 01/05/04	50,000
25,000,000	1.090%, 01/09/04	25,000
50,000,000	1.080%, 01/28/04	50,000
	Bank Of America
30,000,000	1.100%, 03/15/04	30,002
	Barclays Bank plc
50,000,000	1.090%, 03/05/04	50,000
	Canadian Imperial Bank
	Of Commerce
25,000,000	1.340%, 03/25/04	25,013
21,300,000	1.340%, 04/23/04	21,314
10,000,000	1.350%, 08/04/04	10,006
	Credit Agricole
50,000,000	1.110%, 03/01/04	50,001
50,000,000	1.430%, 10/26/04	49,987
	Deutsche Bank
50,000,000	1.080%, 01/22/04	49,999
50,000,000	1.090%, 02/17/04	49,998
	First Tennessee
	National Bank
47,000,000	1.080%, 01/08/04	47,000
	Rabobank
25,000,000	1.330%, 05/14/04	25,016
	Royal Bank Of Canada
50,000,000	1.455%, 11/18/04	49,997
	Royal Bank Of Scotland plc
17,500,000	1.080%, 01/05/04	17,500
25,000,000	1.080%, 01/29/04	24,999
18,000,000	1.070%, 03/16/04	17,999
16,000,000	1.080%, 02/27/04	15,999
	Toronto Dominion Bank
32,000,000	1.080%, 01/29/04	31,999
50,000,000	1.080%, 02/11/04	49,998
$17,000,000		1.350%, 04/15/04	$ 17,011
		Wells Fargo
25,000,000		1.070%, 01/12/04	25,000

		TOTAL CERTIFICATES OF
		DEPOSIT	808,836

COMMERCIAL PAPER—58.95%
		Abbey National
		North America LLC
30,000,000		1.155%, 05/14/04	29,876
		ABN Amro North America
		Finance, Inc
25,000,000		1.070%, 03/11/04	24,947
5,000,000		1.080%, 02/03/04	4,995
3,535,000		1.080%, 02/19/04	3,530
5,400,000		1.080%, 03/03/04	5,390
19,252,000		1.080%, 03/04/04	19,216
4,700,000		1.100%, 01/14/04	4,698
31,900,000		1.090%, 01/26/04	31,875
		American Express
		Credit Corp
13,020,000		1.060%, 01/14/04	13,015
		Asset Securitization
		Corp
22,000,000	c	1.080%, 01/07/04	21,995
37,000,000	c	1.090%, 01/09/04	36,990
20,000,000	c	1.080%, 01/27/04	19,984
19,000,000	c	1.090%, 01/12/04	18,993
37,090,000	c	1.090%, 01/13/04	37,075
14,142,000	c	1.090%, 01/26/04	14,131
		Barclays U.S. Funding Corp
12,100,000	c	1.080%, 01/12/04	12,096
3,900,000		1.080%, 01/20/04	3,898
50,000,000		1.085%, 03/09/04	49,898
		Beta Finance, Inc
31,000,000	c	1.090%, 01/12/04	30,989
84,500,000	c	0.000%, 01/31/04	84,434
9,350,000	c	1.150%, 02/27/04	9,333
10,000,000	c	1.120%, 03/08/04	9,980
15,000,000	c	1.140%, 03/15/04	14,967
		BMW US Capital Corp
15,000,000		1.060%, 01/15/04	14,993
		Cargill Global Funding Plc
25,000,000	c	1.070%, 03/03/04	24,953
		CC (USA), Inc
20,000,000	c	1.100%, 01/14/04	19,992
63,500,000	c	1.100%, 01/15/04	63,471
15,000,000	c	1.090%, 02/17/04	14,978
7,000,000	c	1.110%, 02/26/04	6,988
		Ciesco LP
20,000,000	c	1.080%, 01/26/04	19,984
28,000,000	c	1.070%, 02/05/04	27,970
34,000,000		1.080%, 02/10/04	33,958

MM-4 2003 CREF Annual Report Money Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Money Market Account - December 31, 2003

PRINCIPAL			VALUE (000)

COMMERCIAL PAPER—(Continued)
$4,000,000		1.075%, 02/11/04	$ 3,995
28,000,000	c	1.080%, 02/13/04	27,963
35,637,000	c	1.080%, 02/17/04	35,586
		Citicorp
13,000,000		1.050%, 02/10/04	12,984
23,000,000		1.070%, 01/20/04	22,986
15,000,000		1.080%, 01/13/04	14,994
24,000,000		1.070%, 01/30/04	23,979
43,800,000		1.075%, 01/29/04	43,762
20,000,000	c	1.075%, 02/20/04	19,969
		Corporate Asset Funding
		Corp, Inc
31,000,000	c	1.090%, 01/05/04	30,995
18,350,000	c	1.090%, 01/14/04	18,342
26,000,000	c	1.100%, 01/21/04	25,984
39,500,000	c	1.095%, 01/27/04	39,467
18,000,000	c	1.070%, 02/13/04	17,976
6,500,000	c	1.080%, 01/23/04	6,496
10,000,000	c	1.080%, 02/12/04	9,987
		Delaware Funding Corp
50,000,000	c	1.080%, 01/06/04	49,991
20,000,000	c	1.070%, 01/23/04	19,986
8,314,000	c	1.090%, 01/12/04	8,311
6,872,000	c	1.100%, 01/09/04	6,870
31,006,000	c	1.080%, 01/21/04	30,986
33,000,000	c	1.080%, 01/22/04	32,978
		Dorada Finance , Inc
50,000,000	c	1.100%, 01/08/04	49,988
16,000,000	c	1.090%, 01/12/04	15,994
3,500,000	c	1.100%, 01/15/04	3,498
7,000,000	c	1.100%, 01/21/04	6,996
23,000,000	c	1.100%, 01/27/04	22,981
38,500,000	c	1.110%, 01/28/04	38,467
9,500,000	c	1.110%, 01/29/04	9,491
2,600,000	c	1.110%, 01/30/04	2,598
		Dupont (E.I.) De Nemours
		& Co
35,000,000		1.075%, 02/03/04	34,964
13,441,000		1.080%, 02/05/04	13,426
15,750,000		1.080%, 02/17/04	15,727
		Edison Asset
		Securitization LLC
21,500,000	c	1.080%, 01/09/04	21,494
29,700,000	c	1.090%, 02/02/04	29,670
10,028,000	c	1.090%, 02/03/04	10,018
30,000,000	c	1.090%, 02/13/04	29,959
16,437,000	c	1.100%, 01/22/04	16,426
9,803,000	c	1.100%, 02/12/04	9,790
32,000,000	c	1.100%, 03/04/04	31,939
		Fcar Owner Trust
26,100,000		1.090%, 01/06/04	26,095

$25,000,000		1.090%, 01/16/04	$ 24,988
30,000,000		1.100%, 02/06/04	29,966
19,000,000		1.110%, 02/03/04	18,981
25,000,000		1.110%, 02/05/04	24,973
25,000,000		1.110%, 03/09/04	24,949
		Fleet Funding Corp
30,000,000	c	1.090%, 01/13/04	29,988
32,490,000	c	1.100%, 02/09/04	32,451
		Fortune Brands
12,600,000	c	1.080%, 01/16/04	12,594
22,955,000	c	1.080%, 01/20/04	22,941
10,000,000	c	1.080%, 01/23/04	9,993
2,800,000	c	1.080%, 02/03/04	2,797
		Gannett Co, Inc
15,000,000	c	1.060%, 01/14/04	14,994
32,000,000	c	1.070%, 01/15/04	31,986
15,000,000	c	1.060%, 01/29/04	14,987
		General Electric Capital Corp
30,000,000		1.090%, 01/29/04	29,974
30,000,000		1.090%, 01/30/04	29,972
4,900,000		1.100%, 01/21/04	4,897
23,000,000		1.100%, 02/05/04	22,975
10,000,000		1.090%, 02/04/04	9,990
10,000,000		1.090%, 02/24/04	9,983
3,800,000		1.050%, 03/15/04	3,792
10,000,000		1.070%, 04/08/04	9,970
5,900,000		1.110%, 04/14/04	5,881
		Govco, Inc
2,608,000	c	1.080%, 01/20/04	2,606
17,000,000	c	1.040%, 02/23/04	16,972
32,000,000	c	1.100%, 01/23/04	31,977
11,000,000	c	1.095%, 02/11/04	10,986
25,000,000	c	1.095%, 02/19/04	24,962
13,900,000	c	1.080%, 02/03/04	13,886
11,955,000	c	1.080%, 02/13/04	11,939
11,000,000	c	1.080%, 03/08/04	10,978
25,000,000	c	1.080%, 03/12/04	24,947
		Greyhawk Funding LLC
20,000,000	c	1.090%, 01/12/04	19,993
49,000,000	c	1.090%, 01/13/04	48,981
40,000,000	c	1.110%, 01/14/04	39,983
10,000,000	c	1.090%, 03/03/04	9,981
15,000,000	c	1.110%, 01/15/04	14,993
15,500,000	c	1.110%, 02/20/04	15,476
		IBM Capital, Inc
50,000,000	c	1.090%, 03/17/04	49,886
35,000,000	c	1.080%, 03/19/04	34,918
24,790,000	c	1.080%, 03/24/04	24,728
		Kitty Hawk Funding Corp
17,908,000	c	1.080%, 01/08/04	17,904
16,046,000	c	1.080%, 01/15/04	16,039
40,000,000	c	1.100%, 01/20/04	39,976

SEE NOTES TO FINANCIAL STATEMENTS	Money Market Account 2003 CREF Annual Report MM-5

Statement of Investments - Money Market Account - December 31, 2003

PRINCIPAL			VALUE (000)

COMMERCIAL PAPER—(Continued)
$14,000,000	c	1.100%, 01/23/04	$ 13,990
50,000,000	c	1.100%, 01/27/04	49,959
6,560,000	c	1.100%, 03/15/04	6,545
5,000,000	c	1.090%, 03/16/04	4,989
		Links Finance LLC
34,290,000	c	1.090%, 01/06/04	34,284
20,000,000	c	1.090%, 02/17/04	19,971
47,955,000	c	1.085%, 03/18/04	47,844
22,600,000	c	1.100%, 03/11/04	22,553
20,000,000	c	1.100%, 04/26/04	19,930
		Morgan Stanley Dean Witter
24,000,000		1.080%, 01/21/04	23,985
		New York Times Co
17,550,000		1.060%, 01/12/04	17,544
		Paccar Financial Corp
5,100,000		1.080%, 02/11/04	5,094
13,845,000		1.080%, 02/12/04	13,827
8,451,000		1.080%, 02/20/04	8,438
20,000,000		1.060%, 03/03/04	19,963
31,300,000		1.060%, 03/18/04	31,227
2,795,000		1.200%, 04/05/04	2,787
		Park Avenue
		Receivables Corp
6,990,000	c	1.090%, 01/05/04	6,989
6,688,000	c	1.090%, 01/12/04	6,686
26,134,000	c	1.080%, 01/20/04	26,118
20,000,000	c	1.080%, 01/22/04	19,987
56,803,000	c	1.080%, 01/23/04	56,764
22,500,000	c	1.080%, 01/27/04	22,482
10,000,000	c	1.080%, 01/28/04	9,992
		Pfizer, Inc
40,000,000	c	1.060%, 01/30/04	39,965
14,000,000	c	1.050%, 02/17/04	13,980
		Preferred Receivables
		Funding Corp
19,000,000	c	1.090%, 01/16/04	18,991
29,000,000	c	1.100%, 01/20/04	28,983
23,000,000	c	1.085%, 01/22/04	22,985
50,000,000	c	1.085%, 01/27/04	49,959
20,000,000	c	1.085%, 01/28/04	19,983
		Private Export
		Funding Corp
28,000,000	c	1.080%, 01/06/04	27,995
5,750,000	c	1.120%, 01/15/04	5,747
20,000,000	c	5.730%, 01/15/04	20,039
13,000,000	c	1.090%, 02/19/04	12,980
20,525,000	c	1.040%, 01/22/04	20,511
11,725,000	c	1.100%, 01/28/04	11,715
25,000,000	c	1.060%, 03/29/04	24,934

		Rabobank USA
		Financial Corp
$23,400,000		1.070%, 01/30/04	$ 23,378
2,400,000		1.090%, 01/13/04	2,399
13,050,000		1.075%, 01/20/04	13,042
10,750,000		1.110%, 01/14/04	10,745
5,200,000		1.090%, 02/24/04	5,191
		Receivables Capital Corp
40,000,000	c	1.080%, 01/13/04	39,984
8,900,000	c	1.070%, 01/20/04	8,895
2,163,000	c	1.100%, 01/21/04	2,162
7,750,000	c	1.080%, 01/23/04	7,745
22,000,000	c	1.080%, 02/13/04	21,971
19,501,000	c	1.090%, 02/02/04	19,482
49,000,000	c	1.090%, 03/08/04	48,901
		Royal Bank Of Scotland plc
4,750,000		1.080%, 01/20/04	4,747
2,200,000		1.080%, 01/22/04	2,199
18,000,000		1.080%, 01/30/04	17,983
10,350,000		1.120%, 01/26/04	10,342
3,100,000		1.120%, 01/27/04	3,097
3,160,000		1.080%, 02/03/04	3,157
5,800,000		1.120%, 02/12/04	5,792
		Shell Finance (U.K.) plc
2,580,000		1.080%, 02/06/04	2,577
40,000,000		1.070%, 03/17/04	39,908
		Sigma Finance, Inc
2,503,000	c	1.110%, 01/13/04	2,502
10,500,000	c	1.110%, 01/29/04	10,491
46,000,000	c	1.120%, 03/16/04	45,896
		Societe Generale
		North America, Inc
15,500,000		1.080%, 02/05/04	15,483
9,000,000		1.080%, 02/10/04	8,989
20,000,000		1.090%, 02/03/04	19,980
18,000,000		1.100%, 02/09/04	17,978
31,000,000		1.085%, 03/03/04	30,942
30,000,000		1.090%, 03/10/04	29,938
11,000,000		1.085%, 04/02/04	10,969
		UBS Finance, (Delaware), Inc
10,000,000		1.080%, 01/16/04	9,995
31,500,000		1.080%, 01/20/04	31,481
6,600,000		1.080%, 01/21/04	6,596
20,000,000		1.045%, 02/27/04	19,966
9,400,000		1.080%, 02/12/04	9,388
4,600,000		1.080%, 02/17/04	4,593
9,900,000		1.080%, 02/25/04	9,883
2,655,000		1.090%, 04/01/04	2,648
6,200,000		1.090%, 04/05/04	6,182
1,300,000		1.090%, 04/06/04	1,296

MM-6 2003 CREF Annual Report Money Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Money Market Account - December 31, 2003

PRINCIPAL			VALUE (000)

COMMERCIAL PAPER—(Continued)
		Variable Funding
		Capital Corp
$25,000,000	c	1.080%, 01/12/04	$ 24,991
17,000,000	c	1.090%, 01/08/04	16,996
30,000,000	c	1.090%, 01/16/04	29,985
50,000,000	c	1.090%, 01/26/04	49,961
		Westdeutsche Landesbank
21,300,000	c	1.120%, 03/03/04	21,260

		TOTAL COMMERCIAL PAPER	4,072,634

MEDIUM TERM NOTE—0.15%
		Associates Corp of
		North America
10,000,000		5.800%, 04/20/04	10,149

		TOTAL MEDIUM TERM NOTE	10,149

U.S. GOVERNMENT AND AGENCY DISCOUNT NOTES—26.77%
		Federal Farm Credit Bank
		(FFCB)
27,705,000		1.280%, 03/02/04	27,657
10,975,000		1.230%, 10/01/04	10,863
		Federal Home Loan Bank
		(FHLB)
14,440,000		1.025%, 01/09/04	14,436
19,895,000		1.040%, 01/02/04	19,894
15,500,000		1.015%, 01/16/04	15,493
24,500,000		1.090%, 01/23/04	24,483
23,366,000		1.090%, 01/28/04	23,347
12,000,000		1.110%, 02/04/04	11,988
42,120,000		1.105%, 02/06/04	42,074
80,000,000		1.070%, 02/20/04	79,879
50,000,000		1.080%, 03/05/04	49,910
9,035,000		1.090%, 04/12/04	9,008
24,052,000		1.110%, 04/07/04	23,985
24,500,000		1.120%, 04/16/04	24,425
885,000		1.130%, 04/21/04	882
25,000,000		1.125%, 04/28/04	24,915
8,065,000		1.150%, 05/07/04	8,035
1,825,000		1.170%, 05/17/04	1,818
8,811,000		1.090%, 06/11/04	8,768
6,740,000		1.200%, 07/20/04	6,698
9,966,000		1.200%, 08/02/04	9,897
8,000,000		1.210%, 08/04/04	7,944
18,655,000		1.300%, 08/10/04	18,521
		Federal Home Loan
		Mortgage Corp (FHLMC)
22,131,000		1.065%, 02/04/04	22,109
40,000,000		1.065%, 02/12/04	39,949
61,975,000		1.040%, 04/01/04	61,812
26,100,000		1.050%, 03/11/04	26,049
31,000,000		1.050%, 03/25/04	30,926

$30,923,000	1.070%, 02/18/04	$ 30,880
50,000,000	1.070%, 02/19/04	49,927
30,340,000	1.080%, 02/02/04	30,311
107,147,000	1.075%, 02/12/04	107,012
11,585,000	1.075%, 02/26/04	11,566
25,000,000	1.075%, 03/04/04	24,956
10,800,000	1.070%, 03/22/04	10,775
65,000,000	1.080%, 04/22/04	64,790
900,000	1.300%, 07/15/04	895
25,000,000	1.360%, 10/04/04	24,741
25,710,000	1.430%, 11/04/04	25,414
25,000,000	1.520%, 12/02/04	24,686
	Federal National
	Mortgage Association
	(FNMA)
21,885,000	1.050%, 01/02/04	21,884
130,000,000	1.054%, 01/07/04	129,974
50,000,000	1.070%, 01/21/04	49,970
45,000,000	1.000%, 01/28/04	44,963
82,136,000	1.050%, 03/10/04	81,976
87,650,000	1.050%, 03/24/04	87,443
25,570,000	1.040%, 03/31/04	25,503
34,171,000	1.040%, 04/30/04	34,052
20,000,000	1.060%, 02/11/04	19,976
35,000,000	1.060%, 04/15/04	34,894
24,300,000	1.070%, 04/01/04	24,236
6,215,000	1.070%, 04/02/04	6,198
19,100,000	1.080%, 02/04/04	19,081
37,900,000	1.080%, 02/18/04	37,847
15,100,000	1.075%, 04/05/04	15,059
13,411,000	1.100%, 06/25/04	13,340
19,733,000	1.120%, 04/21/04	19,670
50,795,000	1.205%, 08/20/04	50,414
870,000	1.290%, 08/06/04	864
2,865,000	1.290%, 11/12/04	2,831
7,475,000	1.310%, 11/18/04	7,385
11,420,000	1.310%, 12/10/04	11,273
47,100,000	1.330%, 09/17/04	46,693
12,063,000	1.430%, 10/15/04	11,933

	TOTAL U.S. GOVERNMENT
	AND AGENCY DISCOUNT
	NOTES	1,849,177

VARIABLE NOTES—2.03%
	Sigma Finance, Inc
40,000,000	1.300%, 02/10/04	39,997
25,000,000	1.340%, 02/25/04	25,005
25,000,000	1.135%, 05/04/04	24,998
	Suntrust
50,000,000	1.010%, 10/25/04	50,005

	TOTAL VARIABLE NOTES	140,005

SEE NOTES TO FINANCIAL STATEMENTS	Money Market Account 2003 CREF Annual Report MM-7

Statement of Investments - Money Market Account - December 31, 2003

VALUE (000)

TOTAL SHORT TERM
INVESTMENTS
(Cost $6,880,682)	$6,880,801

TOTAL PORTFOLIO—99.90%
(Cost $6,901,114)	6,901,001
OTHER ASSETS &
LIABILITIES,
NET—0.10%	6,759

NET ASSETS—100.00%	$6,907,760

c	Commerical paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

MM-8 2003 CREF Annual Report Money Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

To the Participants of College Retirement Equities Fund:

The accompanying financial statements of the Money Market Account of College Retirement Equities Fund (“CREF”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF’s internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the chief audit executive regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts’ operations.
/s/ Herbert M. Allison Jr.	/s/ Elizabeth A. Monrad
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

Money Market Account 2003 CREF Annual Report MM-9

Report of the Audit Committee

To the Participants of College Retirement Equities Fund:

The Audit Committee oversees the financial reporting process of the Money Market Account of College Retirement Equities Fund (“CREF”) on behalf of CREF’s Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of CREF’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of CREF. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and CREF, and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

MM-10 2003 CREF Annual Report Money Market Account

Statement of Assets and Liabilities

Money Market Account

December 31, 2003
(amounts in thousands, except amounts per accumulation unit)

ASSETS
Portfolio investments, at cost	$6,901,114
Net unrealized depreciation of portfolio investments	(113)

Portfolio investments, at value	6,901,001
Cash	30
Interest receivable	3,022
Receivable from securities transactions	3,669
Amounts due from TIAA	3,543

Total assets	6,911,265

LIABILITIES
Payable for securities transactions	3,505

Total liabilities	3,505

NET ASSETS
Accumulation Fund	6,665,202
Annuity Fund	242,558

Total net assets	$6,907,760

Accumulation units outstanding—Notes 4 and 5	305,732

Net asset value per accumulation unit—Note 4	$ 21.80

Money Market Account 2003 CREF Annual Report MM-11

Statement of Operations

Money Market Account

Year Ended December 31, 2003
(amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$89,076

Total income	89,076

Expenses—Note 2:
Investment	5,513
Operating	27,214

Total expenses	32,727

Investment income—net	56,349

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS—Note 3
Net realized gain on total investments	93
Net change in unrealized depreciation on total investments	(1,578)

Net realized and unrealized loss on total investments	(1,485)

Net increase in net assets resulting from operations	$54,864

MM-12 2003 CREF Annual Report Money Market Account

Statements of Changes in Net Assets

Money Market Account

Years Ended December 31, (amounts in thousands)	2003	2002

FROM OPERATIONS
Investment income—net	$ 56,349	$ 110,249
Net realized gain on total investments	93	172
Net change in unrealized appreciation (depreciation) on total investments	(1,578)	(1,923)

Net increase in net assets resulting from operations	54,864	108,498

FROM PARTICIPANT TRANSACTIONS
Premiums	724,489	658,721
Net transfers to TIAA	(221,449)	(536,818)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(542,853)	407,136
Annuity payments	(53,009)	(58,075)
Withdrawals and death benefits	(554,407)	(559,293)

Net decrease in net assets resulting from participant transactions	(647,229)	(88,329)

Net increase (decrease) in net assets	(592,365)	20,169
NET ASSETS
Beginning of year	7,500,125	7,479,956

End of year	$6,907,760	$7,500,125

Money Market Account 2003 CREF Annual Report MM-13

Notes to Financial Statements

Note 1—Significant Accounting Policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios (“Accounts”). The accompanying financial statements are those of the Money Market Account (“Account”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Money market instruments are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type) obtained from either one or more of the major market-makers or from one or more of the financial information services for the securities to be valued. Additionally, short term money market instruments with a remaining maturity of 60 days or less are valued using the amortized cost method, or at actual market value if amortized cost is materially different than actual market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Realized gains and losses on security transactions are accounted for on the specific identification method.

Change in Accounting Policy. Effective August 1, 2003, the Account changed the method by which realized gains and losses on securities transactions are calculated from the average cost method to the specific identification method. This change was made in order to conform more closely with industry standards. For the Account, the effect of this change for the year ended December 31, 2003 was to increase net realized gain on securities transactions by $127, and increase net unrealized loss on securities transactions by $127, but had no net impact on the increase in net assets resulting from operations, total net assets or on the condensed financial information.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal mar-

MM-14 2003 CREF Annual Report Money Market Account

Notes to Financial Statements (continued)

ket risks, this exposes the Account to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Note 2—Management Agreements

Investment advisory services for the Account are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with the Account. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the Account and distribution functions for the Account’s certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with the Account. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Effective January 1, 2004, Services was converted from a regular corporation to a limited liability corporation.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the Account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to the Account’s actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the Account for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

Note 3—Investments

At December 31, 2003, net unrealized depreciation of portfolio investments for the Account was $113,429, consisting of gross unrealized appreciation of $339,661 and gross unrealized depreciation of $453,090.

Money Market Account 2003 CREF Annual Report MM-15

Notes to Financial Statements (concluded)

Note 4—Condensed Financial Information

For the Years Ended December 31,	2003	2002	2001	2000	1999

Per Accumulation Unit Data:
Investment income	$ .264	$ .407	$ .888	$ 1.273	$ .976
Expenses	.097	.082	.069	.055	.057

Investment income—net	.167	.325	.819	1.218	.919
Net realized and unrealized gain (loss) on total investments	(.004)	(.005)	.009	.007	(.005)

Net increase in Accumulation
Unit Value	.163	.320	.828	1.225	.914
Accumulation Unit Value:
Beginning of year	21.638	21.318	20.490	19.265	18.351

End of year	$21.801	$21.638	$21.318	$20.490	$19.265

Total Return	0.75%	1.50%	4.04%	6.36%	4.98%
Ratios to Average Net Assets:
Expenses	0.45%	0.38%	0.33%	0.28%	0.30%
Investment income—net	0.77%	1.51%	3.88%	6.12%	4.90%
Thousands of Accumulation Units outstanding at end of year	305,732	334,898	338,791	315,206	354,754

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding of the Account were as follows:

Years Ended December 31,	2003	2002

Accumulation Units:
Credited for premiums	33,351,596	30,648,525
Cancelled for transfers, disbursements and amounts applied to the Annuity Fund	(62,518,026)	(34,540,665)
Outstanding:
Beginning of year	334,898,408	338,790,548

End of year	305,731,978	334,898,408

MM-16 2003 CREF Annual Report Money Market Account

Report of Independent Auditors

To the Participants and Board of Trustees of
College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Money Market Account (one of the Accounts comprising College Retirement Equities Fund (“CREF”)) as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market Account of CREF at December 31, 2003, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 18, 2004

Money Market Account 2003 CREF Annual Report MM-17

[This Page Intentionally Left Blank]

CREF Equity Index Account  U.S. Stocks

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The CREF Equity Index Account gained 30.34% for the year, closely tracking the 31.06% return of its benchmark, the Russell 3000® Index, and topping the 25.82% average return of similar variable annuity accounts, as measured by the Morningstar Large Blend category.

After a Slow Start, Stocks Surge

Stock prices lost ground in the first quarter, when the Russell 3000 declined 3.04%, but the index jumped 16.24% in the second quarter—its largest quarterly advance since 1998—and rose another 3.43% in the third quarter.

     At the end of September, some market observers worried that investor confidence might be shaken by the numerous scandals in the mutual fund industry. There was also concern that stocks had risen too quickly, making a correction seem possible. Both fears turned out to be unfounded. While investors did pull money out of the fund families that were tarred by the scandals, the benchmark gained an additional 12.43% in the fourth quarter, ending three consecutive years of negative returns in the U.S. equity market.

Small Caps Lead the Way

Within the benchmark Russell 3000, every industry segment shared in the year’s advance, with gains ranging from 17.30% in the utilities sector to 50.00% among technology stocks. Investors, however, showed a clear preference for small caps: the Russell 2000® Index, which tracks the 2,000 smallest companies in the Russell 3000, gained a record 47.25%. Mid-cap stocks also performed superbly, gaining 40.06%, as measured by the Russell Midcap® Index. (Small- and mid-cap stocks have limited marketability and may be subject to more abrupt or erratic movements than large-cap stocks.) The predominantly large-cap Russell 1000® Index returned 29.89%.

     There was little difference between growth and value issues, with the Russell 3000 Value Index up 31.14% and the Russell 3000 Growth Index just behind it with a 30.97% return.

     An indexed portfolio seeks to match the risk/return profile of its benchmark in order to produce an equivalent return. Differences between the return of the portfolio and that of the benchmark are caused by the deviations in their respective compositions during the period, some of which are the inevitable result of the account’s cash flows. The return of the account is determined by the performance of the portfolio minus an expense charge, which the return of the benchmark does not include.

Equity Index Account 2003 CREF Annual Report EQ-1

CREF Equity Index Account  U.S. Stocks

PERFORMANCE

Investment Objective

Seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index

$10,000 Since 4/29/1994 Inception	Calendar Year Total Returns

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
			since		since
	1 year	5 years	inception[2]	5 years	inception[2]

CREF Equity Index Account	30.34%	0.10%	11.22%	0.50%	179.95%

Benchmark:
Russell 3000® Index[3]	31.06	0.37	11.52	1.86	187.47

1     Past performance of the account should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the units you own may be worth more or less than their original value. Due to market volatility, the account’s recent performance may differ from the figures shown above.

      For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 1 800 842-2252.

2     Inception date: 4/29/1994

3     The Russell 3000 Index is a trademark and service mark of the Frank Russell Company.

EQ-2 2003 CREF Annual Report Equity Index Account

CREF Equity Index Account  U.S. Stocks

PROFILE

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

General Electric Co	2.64
Pfizer, Inc	2.38
ExxonMobil Corp	2.33
Citigroup, Inc	2.13
Microsoft Corp	2.10
Intel Corp	1.79
Cisco Systems, Inc	1.45
Johnson & Johnson	1.31
American Int’l Group, Inc	1.30
Int’l Business Machines Corp	1.28

Total	18.71

Capitalization (as of 12/31/2003)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	81.05
Middle: $1–$5 billion	14.02
Small: Under $1 billion	4.93

Total	100.00

Account Facts

Inception Date	4/29/1994
Net Assets (12/31/2003)	$7.4 billion
2003 Actual Expense Charge*	0.46%

*

We estimate expenses each year based on projected expense and asset levels. Differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically, adjustments have been small.

The Account’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

This account uses an index strategy exclusively. Many of our other equity accounts use active stock selection along with quantitative techniques to control risk.

Equity Index Account 2003 CREF Annual Report EQ-3

Statement of Investments - Equity Index Account - December 31, 2003

Summary by Industry
	VALUE (000)%

CORPORATE BONDS
Holding and Other Investment
Offices	$ 107	0.00%

TOTAL CORPORATE BONDS
(Cost $30)	107	0.00

PREFERRED STOCK
Transportation Equipment	487	0.01

TOTAL PREFERRED STOCK
(Cost $367)	487	0.01

COMMON STOCK
Agricultural Production-Crops	673	0.01
Agricultural Production-
Livestock	53	0.00
Amusement and Recreation
Services	9,615	0.13
Apparel and Accessory Stores	42,583	0.57
Apparel and Other Textile
Products	13,945	0.19
Auto Repair, Services and Parking	1,999	0.03
Automotive Dealers and
Service Stations	12,758	0.17
Building Materials and
Garden Supplies	81,783	1.10
Business Services	506,920	6.82
Chemicals and Allied Products	850,773	11.45
Coal Mining	2,704	0.04
Communications	396,582	5.34
Depository Institutions	797,437	10.73
Eating and Drinking Places	49,898	0.67
Educational Services	15,187	0.20
Electric, Gas, and
Sanitary Services	250,882	3.38
Electronic and Other Electric
Equipment	623,816	8.39
Engineering and Management
Services	58,384	0.79
Executive, Legislative and General	26	0.00
Fabricated Metal Products	48,393	0.65
Food and Kindred Products	245,511	3.30
Food Stores	32,920	0.44
Forestry	8,894	0.12
Furniture and Fixtures	24,011	0.32
Furniture and
Homefurnishings Stores	27,355	0.37
General Building Contractors	25,369	0.34
General Merchandise Stores	172,806	2.33
Health Services	57,513	0.77
Heavy Construction,
Except Building	709	0.01
Holding and Other Investment
Offices	162,795	2.19
Hotels and Other Lodging Places	21,845	0.29
Industrial Machinery and
Equipment	$ 546,228	7.35%
Instruments and
Related Products	214,373	2.88
Insurance Agents, Brokers
and Service	29,951	0.40
Insurance Carriers	347,463	4.68
Justice, Public Order and Safety	127	0.00
Leather and Leather Products	6,583	0.09
Legal Services	253	0.00
Lumber and Wood Products	7,154	0.10
Metal Mining	21,881	0.29
Miscellaneous Manufacturing
Industries	11,656	0.16
Miscellaneous Retail	88,936	1.20
Motion Pictures	104,267	1.40
Nondepository Institutions	165,858	2.23
Nonmetallic Minerals,
Except Fuels	3,048	0.04
Oil and Gas Extraction	104,274	1.40
Paper and Allied Products	52,421	0.71
Personal Services	14,453	0.19
Petroleum and Coal Products	278,230	3.74
Primary Metal Industries	39,300	0.53
Printing and Publishing	60,791	0.82
Railroad Transportation	30,787	0.41
Real Estate	5,045	0.07
Rubber and Miscellaneous
Plastic Products	16,754	0.23
Security and Commodity Brokers	151,490	2.05
Social Services	317	0.00
Special Trade Contractors	2,385	0.03
Stone, Clay, and Glass Products	13,296	0.18
Tobacco Products	78,321	1.05
Transportation by Air	28,721	0.39
Transportation Equipment	182,036	2.45
Transportation Services	7,643	0.10
Trucking and Warehousing	31,289	0.42
Water Transportation	2,029	0.03
Wholesale Trade-Durable Goods	126,118	1.70
Wholesale Trade-
Nondurable Goods	58,994	0.79

TOTAL COMMON STOCK
(Cost $6,541,026)	7,376,611	99.25

SHORT TERM INVESTMENTS
Certificates of Deposit	14,000	0.19
Commercial Paper	87,388	1.18
U.S. Government And Agencies
Discount Notes	116,795	1.57

TOTAL SHORT TERM INVESTMENTS
(Cost $218,180)	218,183	2.94

TOTAL PORTFOLIO
(Cost $6,759,603)	7,595,388	102.20
OTHER ASSETS AND LIABILITIES, NET	(163,341)	(2.20)

NET ASSETS	$7,432,047	100.00%

EQ-4 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

PRINCIPAL			VALUE (000)

CORPORATE BONDS—0.00%
HOLDING AND OTHER INVESTMENT OFFICES—0.00%
		National Health Investors, Inc
$ 30,000	f	9.000%, 01/01/06	$ 107

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	107

		TOTAL CORPORATE BONDS
		(Cost $30)	107

SHARES

PREFERRED STOCK—0.01%
TRANSPORTATION EQUIPMENT—0.01%
15,281		United Defense
		Industries Inc.	487

		TOTAL TRANSPORTATION
		EQUIPMENT	487

		TOTAL PREFERRED STOCK
		(Cost $367)	487

COMMON STOCK—99.25%
AGRICULTURAL PRODUCTION- CROPS—0.01%
2,120		Alico, Inc	74
23,564		Delta & Pine Land Co	599

		TOTAL AGRICULTURAL
		PRODUCTION-CROPS	673

AGRICULTURAL PRODUCTION- LIVESTOCK—0.00%
188		Seaboard Corp	53

		TOTAL AGRICULTURAL
		PRODUCTION-LIVESTOCK	53

AMUSEMENT AND RECREATION SERVICES—0.13%
31,015	*	Alliance Gaming Corp	765
14,593	*	Argosy Gaming Co	379
18,989	*	Aztar Corp	427
18,719	e*	Bally Total Fitness
		Holding Corp	131
3,878		Churchill Downs, Inc	140
5,106		Dover Downs Gaming &
		Entertainment, Inc	48
8,300		Dover Motorsport, Inc	29
12,108	*	Gaylord Entertainment Co	361
69,718		Harrah’s Entertainment,
		Inc	3,470
19,327		International Speedway
		Corp (Class A)	863
9,307	*	Isle Of Capri Casinos, Inc	$ 200
24,349		Magna Entertainment Corp
		(Class A)	123
13,784	*	MTR Gaming Group, Inc	142
6,631	e*	Multimedia Games, Inc	273
19,108	*	Penn National Gaming, Inc	441
57,641	*	Six Flags, Inc	433
8,700		Speedway Motorsports, Inc	252
22,400		Station Casinos, Inc	686
13,626	*	WMS Industries, Inc	357
7,249		World Wrestling Federation
		Entertainment, Inc	95

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	9,615

APPAREL AND ACCESSORY STORES—0.57%
58,136	*	Abercrombie & Fitch Co
		(Class A)	1,437
12,885	*	Aeropostale, Inc	353
32,651	*	American Eagle
		Outfitters, Inc	535
28,077	*	AnnTaylor Stores Corp	1,095
2,682	*	Bebe Stores, Inc	70
4,196		Buckle, Inc	93
11,320		Burlington Coat Factory
		Warehouse Corp	240
17,083	e*	Casual Male Retail Group,
		Inc	119
10,100		Cato Corp (Class A)	207
6,544	*	Charlotte Russe Holding,
		Inc	91
64,200	*	Charming Shoppes, Inc	347
54,503	*	Chico’s FAS, Inc	2,014
7,721	e*	Children’s Place Retail
		Stores, Inc	206
22,088		Christopher & Banks Corp	431
50,238		Claire’s Stores, Inc	946
2,300		Deb Shops, Inc	49
14,600	*	Dress Barn, Inc	219
11,119	*	Finish Line, Inc (Class A)	333
90,045		Foot Locker, Inc	2,112
11,369	e*	Footstar, Inc	44
417,180		Gap, Inc	9,683
13,271	*	Genesco, Inc	201
9,282		Goody’s Family Clothing,
		Inc	87
18,188	*	Gymboree Corp	313
30,053	*	Hot Topic, Inc	885
3,015	*	JOS A. Bank Clothiers, Inc	105
280,429		Limited Brands, Inc	5,056
2,325	*	Mothers Work, Inc	57
55,872		Nordstrom, Inc	1,916

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-5

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

APPAREL AND ACCESSORY STORES—(Continued)
5,734		Oshkosh B’gosh, Inc
		(Class A)	$ 123
44,399	*	Pacific Sunwear Of
		California, Inc	938
42,078	*	Payless Shoesource, Inc	564
97,548		Ross Stores, Inc	2,578
4,056	*	Shoe Carnival, Inc	72
10,802	*	Stage Stores, Inc	301
15,217		Talbots, Inc	468
325,676		TJX Cos, Inc	7,181
21,598	*	Too, Inc	365
15,372	*	Urban Outfitters, Inc	570
14,624	*	Wet Seal, Inc (Class A)	145
9,773	*	Wilsons The Leather
		Experts, Inc	34

		TOTAL APPAREL AND
		ACCESSORY STORES	42,583

APPAREL AND OTHER TEXTILE PRODUCTS—0.19%
16,775		Albany International Corp
		(Class A)	569
20,480	e*	Collins & Aikman Corp	89
8,500	*	Columbia Sportswear Co	463
11,428	e*	DHB Industries, Inc	80
4,700	*	Guess?, Inc	57
1,129	*	Hampshire Group Ltd	35
28,400	*	Interface, Inc (Class A)	157
76,289		Jones Apparel Group, Inc	2,688
16,500		Kellwood Co	677
68,146		Liz Claiborne, Inc	2,416
31,712	*	Mohawk Industries, Inc	2,237
7,806		Oxford Industries, Inc	264
15,270		Phillips-Van Heusen Corp	271
26,479		Polo Ralph Lauren Corp	763
33,882	*	Quiksilver, Inc	601
52,219		VF Corp	2,258
20,088	*	Warnaco Group, Inc	320

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	13,945

AUTO REPAIR, SERVICES AND PARKING—0.03%
10,856		Central Parking Corp	162
14,182	*	Dollar Thrifty Automotive
		Group, Inc	368
8,436	*	Midas, Inc	121
5,488	*	Monro Muffler Brake, Inc	110
36,249		Ryder System, Inc	1,238

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	1,999

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.17%
15,334	*	Advance Auto Parts	$ 1,248
2,494	*	America’s Car Mart, Inc	67
4,327	*	Asbury Automotive
		Group, Inc	77
110,505	*	Autonation, Inc	2,030
42,391	*	Autozone, Inc	3,612
65,072	*	Carmax, Inc	2,013
42,653	*	Copart, Inc	704
20,595	*	CSK Auto Corp	387
10,475	*	Group 1 Automotive, Inc	379
8,332		Lithia Motors, Inc (Class A)	210
5,586	*	MarineMax, Inc	109
26,369	*	O’Reilly Automotive, Inc	1,012
17,102		Sonic Automotive, Inc	392
10,245		United Auto Group, Inc	321
7,087	e*	West Marine, Inc	197

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	12,758

BUILDING MATERIALS AND GARDEN SUPPLIES—1.10%
7,932		Building Materials
		Holding Corp	123
10,011	*	Central Garden & Pet Co	281
37,918	e	Fastenal Co	1,894
1,454,039		Home Depot, Inc	51,604
65,900	*	Louisiana-Pacific Corp	1,178
482,091		Lowe’s Cos	26,703

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	81,783

BUSINESS SERVICES—6.82%
229,940	*	3Com Corp	1,879
15,002		Aaron Rents, Inc	302
23,786		ABM Industries, Inc	414
24,037	*	ActivCard Corp	189
55,248	*	Activision, Inc	1,006
44,352	*	Acxiom Corp	824
11,875	*	Administaff, Inc	206
147,112		Adobe Systems, Inc	5,782
20,132	*	Advent Software, Inc	351
18,900		Advo, Inc	600
21,751	*	Aether Systems, Inc	103
70,711	e*	Affiliated Computer
		Services, Inc (Class A)	3,851
28,052	*	Agile Software Corp	278
65,426	*	Akamai Technologies, Inc	703
15,593	*	Alliance Data Systems Corp	432
6,218	*	Altiris, Inc	227
26,608	*	American Management
		Systems, Inc	401

EQ-6 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
11,399	e*	AMN Healthcare Services,
		Inc	$ 196
3,668	*	Ansoft Corp	47
9,458	*	Ansys, Inc	375
11,563	*	Anteon International Corp	417
16,981	*	APAC Customer Services,
		Inc	44
24,989	*	Aquantive, Inc	256
18,964	*	Arbitron, Inc	791
169,725	*	Ariba, Inc	509
13,441	*	Armor Holdings, Inc	354
36,500	*	Ascential Software Corp	946
18,615	*	Asiainfo Holdings, Inc	124
20,966	*	Ask Jeeves, Inc	380
30,600	*	Aspect Communications
		Corp	482
22,400	e*	Aspen Technology, Inc	230
18,206	e*	At Road, Inc	242
2,856	*	Atari, Inc	12
19,852	*	Autobytel, Inc	180
70,929		Autodesk, Inc	1,743
379,164		Automatic Data Processing,
		Inc	15,019
3,186	*	Bankrate, Inc	39
9,380		Barra, Inc	333
234,076	*	BEA Systems, Inc	2,879
71,803	*	Bisys Group, Inc	1,068
148,003	*	BMC Software, Inc	2,760
44,210	*	Borland Software Corp	430
11,400		Brady Corp (Class A)	465
34,232		Brink’s Co	774
14,510	*	Broadvision, Inc	62
161,037	*	Brocade Communications
		Systems, Inc	931
18,029	*	CACI International, Inc
		(Class A)	877
169,496	*	Cadence Design Systems,
		Inc	3,048
24,042	*	Catalina Marketing Corp	485
7,488	*	CCC Information Services
		Group, Inc	127
7,500		CDI Corp	246
645,737	*	Cendant Corp	14,381
83,957	*	Ceridian Corp	1,758
17,897	e*	Cerner Corp	677
34,399		Certegy, Inc	1,128
41,243	*	Checkfree Corp	1,140
52,407	*	ChoicePoint, Inc	1,996
31,800	*	Ciber, Inc	275
104,915	*	Citrix Systems, Inc	2,225
232,061	e*	CMGI, Inc	413

69,846	*	CNET Networks, Inc	$ 476
39,174	*	Cognizant Technology
		Solutions Corp	1,788
293,602		Computer Associates
		International, Inc	8,027
18,739	*	Computer Horizons Corp	74
3,512		Computer Programs &
		Systems, Inc	71
112,893	*	Computer Sciences Corp	4,993
240,435	*	Compuware Corp	1,452
10,330	*	Concord Communications,
		Inc	206
14,156	*	Concur Technologies, Inc	137
6,270	e*	Convera Corp	21
94,332	*	Convergys Corp	1,647
9,456	*	CoStar Group, Inc	394
32,880	*	CSG Systems International,
		Inc	411
5,770	*	Cyberguard Corp	50
47,381	*	D&B Corp	2,403
10,473	*	Datastream Systems, Inc	82
35,076		Deluxe Corp	1,450
18,150	*	Dendrite International, Inc	284
6,949	*	Digimarc Corp	92
18,040	*	Digital Insight Corp	449
16,888	*	Digital River, Inc	373
26,487	*	Digitalthink, Inc	74
67,338	*	DoubleClick, Inc	688
49,877	e*	DST Systems, Inc	2,083
35,007	*	E.piphany, Inc	252
74,430	*	Earthlink, Inc	744
17,086	*	Echelon Corp	190
21,569	*	Eclipsys Corp	251
9,082	*	eCollege.com, Inc	168
29,373	*	eFunds Corp	510
10,341		Electro Rent Corp	138
142,564	*	Electronic Arts, Inc	6,812
286,064	e	Electronic Data Systems
		Corp	7,020
8,922	*	Embarcadero Technologies,
		Inc	142
126,888	*	Enterasys Networks, Inc	476
28,300	*	Entrust, Inc	115
23,291	*	Epicor Software Corp	297
8,003	*	EPIQ Systems, Inc	137
89,468		Equifax, Inc	2,192
14,809	*	eSpeed, Inc (Class A)	347
60,293	*	Extreme Networks, Inc	435
17,334	*	F5 Networks, Inc	435
12,300		Factset Research Systems,
		Inc	470
27,500		Fair Isaac Corp	1,352
21,716	*	Filenet Corp	588

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-7

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
7,483	e*	FindWhat.com	$ 140
474,269	e	First Data Corp	19,488
115,880	*	Fiserv, Inc	4,578
22,849	*	Freemarkets, Inc	153
13,503	*	Gerber Scientific, Inc	107
20,273	*	Getty Images, Inc	1,016
8,555		Gevity HR, Inc	190
602		Grey Global Group, Inc	411
5,892	*	Group 1 Software, Inc	104
11,543	e*	GSI Commerce, Inc	113
33,474		GTECH Holdings Corp	1,657
25,820	*	Harris Interactive, Inc	214
5,995		Healthcare Services Group	116
10,400	*	Heidrick & Struggles
		International, Inc	227
42,163		Henry (Jack) & Associates,
		Inc	868
54,791	e*	Homestore, Inc	259
4,290	*	Hudson Highland Group,
		Inc	102
25,220	*	Hyperion Solutions Corp	760
3,200	*	ICT Group, Inc	38
10,700	*	IDX Systems Corp	287
11,587	*	iGate Corp	91
22,575	e	Imation Corp	794
153,689		IMS Health, Inc	3,821
40,100	*	Informatica Corp	413
15,744	*	Infospace, Inc	363
18,264	*	infoUSA, Inc	136
5,890		Integral Systems, Inc	127
27,701	*	Intelidata Technologies
		Corp	46
22,342	*	Interactive Data Corp	370
1,650	e*	InterActiveCorp	70
29,403	*	Intergraph Corp	703
23,539	*	Internet Security Systems,
		Inc	443
4,168		Interpool, Inc	60
246,388	*	Interpublic Group Of Cos,
		Inc	3,844
15,796	*	Interwoven, Inc	200
8,915	*	Intrado, Inc	196
116,691	e*	Intuit, Inc	6,174
3,640	*	iPayment, Inc	124
41,036	*	Iron Mountain, Inc	1,623
17,998	*	JDA Software Group, Inc	297
211,888	*	Juniper Networks, Inc	3,958
19,640	*	Kana Software, Inc	66
33,116	*	Keane, Inc	485
10,743		Kelly Services, Inc (Class A)	307
12,200	*	Keynote Systems, Inc	145
18,296	e*	KFX ,Inc	138
21,800	*	Korn/Ferry International	$ 291
22,554	*	Kroll, Inc	586
18,709	*	Kronos, Inc	741
25,200	*	Labor Ready, Inc	330
45,989	*	Lamar Advertising Co	1,716
25,634	*	Lawson Software, Inc	211
20,662	*	Lionbridge Technologies	199
43,139	*	Looksmart Ltd	67
39,240	*	Macromedia, Inc	700
26,273	*	Macrovision Corp	594
14,229	e*	Magma Design
		Automation, Inc	332
13,528	*	Manhattan Associates, Inc	374
48,958		Manpower, Inc	2,305
8,093	*	Mantech International Corp
		(Class A)	202
37,624	*	Manugistics Group, Inc	235
11,001	*	MAPICS, Inc	144
3,380	e*	Marketwatch.com, Inc	29
25,660	*	Matrixone, Inc	158
5,014		McGrath RentCorp	137
6,290	*	Medical Staffing Network
		Holdings, Inc	69
6,010	*	MedQuist, Inc	97
4,600	e*	Memberworks, Inc	125
43,100	*	Mentor Graphics Corp	627
48,954	*	Mercury Interactive Corp	2,381
42,500	*	Micromuse, Inc	293
5,668,682		Microsoft Corp	156,116
6,571	*	MicroStrategy, Inc	345
15,852	e*	Midway Games, Inc	62
55,203	*	Mindspeed Technologies,
		Inc	378
4,082	*	Mobius Management
		Systems, Inc	52
62,117	*	Monster Worldwide, Inc	1,364
60,477	*	MPS Group, Inc	565
11,859	*	MRO Software, Inc	160
14,308	e*	MSC.Software Corp	135
7,649	*	Nassda Corp	55
19,500		National Instruments Corp	887
5,000	*	National Processing, Inc	118
11,172	*	NCO Group, Inc	254
54,802	*	NCR Corp	2,126
22,258		NDCHealth Corp	570
4,418	e*	Neoforma, Inc	47
9,570	e*	Neoware Systems, Inc	131
15,566	*	Netegrity, Inc	160
33,795	*	NETIQ Corp	448
5,704	*	Netratings, Inc	65
12,489	*	Netscout Systems, Inc	95
34,372	*	NetScreen Technologies, Inc	851

EQ-8 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
98,447	*	Network Associates, Inc	$ 1,481
14,201	*	Network Equipment
		Technologies, Inc	156
17,270	*	NIC, Inc	139
233,662	*	Novell, Inc	2,458
16,866	*	Nuance Communications,
		Inc	129
16,704	*	NYFIX, Inc	133
119,613		Omnicom Group, Inc	10,446
7,057	*	Opnet Technologies, Inc	116
29,249	e*	Opsware, Inc	216
2,455,987	*	Oracle Corp	32,419
14,600	*	Packeteer, Inc	248
6,363	*	PalmSource, Inc	139
148,355	*	Parametric Technology Corp	585
11,637	*	PC-Tel, Inc	123
8,962	*	PDF Solutions, Inc	134
4,909	*	PDI, Inc	132
4,834	*	PEC Solutions, Inc	82
14,923	*	Pegasus Solutions, Inc	156
5,813	*	Pegasystems, Inc	50
213,624	*	Peoplesoft, Inc	4,871
45,880	*	Perot Systems Corp
		(Class A)	618
14,187	*	Pixar, Inc	983
18,199	*	Portal Software, Inc	122
7,824	e*	Portfolio Recovery
		Associates, Inc	208
10,100	*	ProcureNet, Inc	2
16,455	*	Progress Software Corp	337
22,966	*	Pumatech, Inc	91
5,783	*	QAD, Inc	71
1,861	*	Quality Systems, Inc	83
24,864	*	Quest Software, Inc	353
15,590	*	R.H. Donnelley Corp	621
10,275	*	Radiant Systems, Inc	86
10,990	e*	Radisys Corp	185
28,431	*	Raindance
		Communications, Inc	78
50,751	*	RealNetworks, Inc	290
79,379	*	Red Hat, Inc	1,490
88,638	b,e*	Redback Networks, Inc	20
20,586	*	Register.com, Inc	108
5,893	e*	Renaissance Learning, Inc	142
47,103	*	Rent-A-Center, Inc	1,407
15,357	*	Rent-Way, Inc	126
33,150	*	Retek, Inc	308
15,376	e*	Rewards Network, Inc	164
42,218		Reynolds & Reynolds Co
		(Class A)	1,226
93,221	*	Robert Half International,
		Inc	2,176
11,762		Rollins, Inc	$ 265
16,226	e*	Roxio, Inc	78
30,565	*	RSA Security, Inc	434
46,190	*	S1 Corp	372
6,635	e*	SafeNet, Inc	204
14,653	*	SAFLINK Corp	39
9,000	*	Sanchez Computer
		Associates, Inc	37
48,325	*	Sapient Corp	271
44,918	e*	Scansoft, Inc	239
19,373	*	Secure Computing Corp	347
30,770	*	Seebeyond Technology Corp	132
13,868	*	Serena Software, Inc	254
261,339	*	Siebel Systems, Inc	3,625
6,881	*	SM&A	81
10,259	*	Sohu.com, Inc	308
32,460	*	SonicWALL, Inc	253
28,317	*	Sotheby’s Holdings, Inc
		(Class A)	387
6,545	*	Source Interlink Cos, Inc	70
37,193	e*	Spherion Corp	364
7,812	*	SPSS, Inc	140
5,497	*	SRA International, Inc
		(Class A)	237
4,719		SS&C Technologies, Inc	132
6,756		Startek, Inc	276
10,332	*	Stellent, Inc	102
5,115	e*	Stratasys, Inc	139
2,047,196	*	Sun Microsystems, Inc	9,192
180,437	*	SunGard Data Systems, Inc	5,000
15,098	*	SupportSoft, Inc	199
55,353	*	Sybase, Inc	1,139
14,500	*	Sykes Enterprises, Inc	124
187,416	e*	Symantec Corp	6,494
87,416	*	Synopsys, Inc	2,951
6,801	*	Synplicity, Inc	53
3,657		Syntel, Inc	90
21,300	*	Systems & Computer
		Technology Corp	348
25,790	e*	Take-Two Interactive
		Software, Inc	743
8,272		Talx Corp	191
22,805	*	TeleTech Holdings, Inc	258
7,182	*	TheStreet.com, Inc	30
24,375	*	THQ, Inc	412
52,215	*	TIBCO Software, Inc	353
8,778	*	Tier Technologies, Inc
		(Class B)	72
49,879	*	Titan Corp	1,088
23,431	e	Total System Services, Inc	729
9,814	*	TradeStation Group, Inc	87
20,832	*	Transaction Systems
		Architects, Inc (Class A)	471

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-9

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
19,209	*	Trizetto Group, Inc	$ 124
24,979	*	Tyler Technologies, Inc	241
193,695	*	Unisys Corp	2,876
27,407	*	United Online, Inc	460
33,916	*	United Rentals, Inc	653
10,728	*	Universal Compression
		Holdings, Inc	281
40,844	*	Valueclick, Inc	371
17,463	*	Vastera, Inc	70
3,504	*	Verint Systems, Inc	79
128,808	*	VeriSign, Inc	2,100
263,065	*	Veritas Software Corp	9,775
12,687	*	Verity, Inc	212
56,013		Viad Corp	1,400
131,424	*	Vignette Corp	298
22,542	*	VitalWorks, Inc	100
10,975	*	Vitria Technology, Inc	78
4,600	*	Volt Information Sciences,
		Inc	104
20,373	*	WatchGuard Technologies,
		Inc	119
14,869	e*	WebEx Communications,
		Inc	299
192,427	*	WebMD Corp	1,730
28,858	*	webMethods, Inc	264
12,167	*	Websense, Inc	356
53,972	*	Westwood One, Inc	1,846
47,480	*	Wind River Systems, Inc	416
340,773	*	Yahoo!, Inc	15,393

		TOTAL BUSINESS SERVICES	506,920

CHEMICALS AND ALLIED PRODUCTS—11.45%
989,534		Abbott Laboratories	46,112
56,130	*	Abgenix, Inc	699
9,654	*	Able Laboratories, Inc	174
5,823		Aceto Corp	149
19,956	*	Adolor Corp	400
144,223		Air Products & Chemicals,
		Inc	7,619
16,749	*	Albany Molecular Research,
		Inc	252
20,016		Albemarle Corp	600
25,980		Alberto-Culver Co (Class B)	1,639
11,969	*	Alexion Pharmaceuticals,
		Inc	204
40,970	*	Alkermes, Inc	553
83,517		Allergan, Inc	6,415
24,687		Alpharma, Inc (Class A)	496
19,054	*	Alteon, Inc	30
11,613	e*	American Pharmaceutical
		Partners, Inc	390
817,446	*	Amgen, Inc	$ 50,518
58,775	e*	Amylin Pharmaceuticals,
		Inc	1,306
45,146	*	Andrx Corp	1,085
14,958	e*	Aphton Corp	90
11,350		Arch Chemicals, Inc	291
10,615	e*	Arena Pharmaceuticals, Inc	66
22,606	*	Atherogenics, Inc	338
13,020	e*	Atrix Laboratories, Inc	313
39,208	*	Avant Immunotherapeutics,
		Inc	107
67,106		Avery Dennison Corp	3,759
11,715	e*	AVI BioPharma, Inc	48
148,961		Avon Products, Inc	10,053
29,423	*	Barr Pharmaceuticals, Inc	2,264
8,191	*	Benthley Pharmaceuticals,
		Inc	109
185,806	*	Biogen Idec, Inc	6,834
40,252	*	BioMarin Pharmaceutical,
		Inc	313
19,474	e*	Biopure Corp	46
6,528	e*	Biosite, Inc	189
5,667	*	Bone Care International,
		Inc	72
4,925	e*	Bradley Pharmaceuticals,
		Inc	125
1,228,680		Bristol-Myers Squibb Co	35,140
36,285		Cabot Corp	1,155
21,400		Calgon Carbon Corp	133
12,781		Cambrex Corp	323
22,126	*	Cell Genesys, Inc	286
19,100	e*	Cell Therapeutics, Inc	166
31,867	*	Cephalon, Inc	1,543
28,588	*	Charles River Laboratories
		International, Inc	981
8,611	*	Chattem, Inc	154
56,590	*	Chiron Corp	3,225
22,508		Church & Dwight Co, Inc	891
8,858	*	Cima Labs, Inc	289
98,752		Clorox Co	4,795
341,130		Colgate-Palmolive Co	17,074
6,338	*	Collagenex
		Pharmaceuticals, Inc	71
19,747	*	Columbia Laboratories, Inc	124
17,500	*	Connetics Corp	318
28,391	e*	Corixa Corp	171
72,157		Crompton Corp	517
24,314	*	Cubist Pharmaceuticals,
		Inc	296
24,261	*	Cytec Industries, Inc	931
25,183	*	Dade Behring Holdings, Inc	900
2,862	*	DEL Laboratories, Inc	72
6,866	*	Dendreon Corp	55

EQ-10 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
12,894		Diagnostic Products Corp	$ 592
60,483		Dial Corp	1,722
7,726	*	Digene Corp	310
21,667	*	Discovery Laboratories, Inc	227
7,486	e*	Dov Pharmaceutical, Inc	101
580,462		Dow Chemical Co	24,130
631,462		Du Pont (E.I.) de Nemours
		& Co	28,978
16,585	e*	Durect Corp	43
49,244		Eastman Chemical Co	1,947
119,491		Ecolab, Inc	3,270
9,549	*	Elizabeth Arden, Inc	190
28,800	*	Encysive Pharmaceuticals,
		Inc	258
26,867	*	Enzon, Inc	322
7,324	*	Eon Labs, Inc	373
10,486	*	EPIX Medical, Inc	171
21,513	*	Esperion Therapeutics, Inc	745
64,851		Estee Lauder Cos (Class A)	2,546
9,259	*	Ethyl Corp	202
22,673		Ferro Corp	617
12,785	*	First Horizon
		Pharmaceutical	143
22,464	*	FMC Corp	767
216,430	e*	Forest Laboratories, Inc	13,375
130,185	*	Genentech, Inc	12,181
29,057	e*	Genta, Inc	302
122,019	e*	Genzyme Corp	6,020
17,057		Georgia Gulf Corp	493
24,816	e*	Geron Corp	247
126,952	*	Gilead Sciences, Inc	7,381
647,405		Gillette Co	23,779
23,112		Great Lakes Chemical Corp	628
18,570	e*	GTC Biotherapeutics, Inc	59
14,346	e*	Guilford Pharmaceuticals,
		Inc	97
17,799		H.B. Fuller Co	529
3,082	*	Hi-Tech Pharmacal Co, Inc	72
6,314	*	Hollis-Eden
		Pharmaceuticals	70
82,151	*	Human Genome Sciences,
		Inc	1,089
33,360	*	ICOS Corp	1,377
19,878	*	Idexx Laboratories, Inc	920
24,568	*	Ilex Oncology, Inc	522
60,421	*	IMC Global, Inc	600
32,637	*	ImClone Systems, Inc	1,294
12,377	*	Immucor, Inc	252
27,300	*	Immunogen, Inc	138
25,622	e*	Immunomedics, Inc	117
19,073	*	Impax Laboratories, Inc	274

25,246	e*	Indevus Pharmaceuticals,
		Inc	$ 149
16,826	*	Inspire Pharmaceuticals,
		Inc	238
2,481		Inter Parfums, Inc	56
15,833	*	InterMune, Inc	367
43,480		International Flavors &
		Fragrances, Inc	1,518
7,460	e*	Inverness Medical
		Innovations, Inc	162
31,866	*	Invitrogen Corp	2,231
27,648	e*	Isis Pharmaceuticals, Inc	180
86,166	*	IVAX Corp	2,058
152,761	*	King Pharmaceuticals, Inc	2,331
8,593	e*	Kos Pharmaceuticals, Inc	370
20,338	*	KV Pharmaceutical Co
		(Class A)	519
31,104	*	La Jolla Pharmaceutical Co	133
3,319	e*	Lannett Co, Inc	56
38,082	e*	Ligand Pharmaceuticals,
		Inc (Class B)	559
611,894		Lilly (Eli) & Co	43,035
17,059		MacDermid, Inc	584
14,386	*	Martek Biosciences Corp	935
46,098	e*	Medarex, Inc	287
26,383	*	Medicines Co	777
16,200		Medicis Pharmaceutical
		Corp (Class A)	1,155
159,932	*	MedImmune, Inc	4,062
1,421,433		Merck & Co, Inc	65,670
5,558		Meridian Bioscience, Inc	58
20,058	*	MGI Pharma, Inc	825
39,611	*	Millennium Chemicals, Inc	502
178,528	*	Millennium
		Pharmaceuticals, Inc	3,333
11,500		Minerals Technologies, Inc	681
172,392		Mylan Laboratories, Inc	4,355
27,500	*	Nabi Biopharmaceuticals	350
6,340		Nature’s Sunshine Products,
		Inc	54
32,435	*	NBTY, Inc	871
31,188	e*	Nektar Therapeutics	424
10,300	*	Neose Technologies, Inc	95
20,039	*	Neurocrine Biosciences,
		Inc	1,093
4,943		NL Industries, Inc	58
13,111	*	Noven Pharmaceuticals,
		Inc	199
18,534	e*	NPS Pharmaceuticals, Inc	570
23,102	*	Nuvelo, Inc	80
6,083		Octel Corp	120
34,037		Olin Corp	683
17,850	*	OM Group, Inc	467

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-11

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
23,400	*	Omnova Solutions, Inc	$ 112
18,572	*	Onyx Pharmaceuticals, Inc	524
24,237	*	OraSure Technologies, Inc	193
24,615	*	OSI Pharmaceuticals, Inc	793
14,460	*	Pain Therapeutics, Inc	100
27,154	*	Palatin Technologies, Inc	68
10,282	e*	Penwest Pharmaceuticals
		Co	178
77,992	e*	Peregrine Pharmaceuticals,
		Inc	172
5,003,868		Pfizer, Inc	176,787
21,028	*	Pharmaceutical Resources,
		Inc	1,370
11,596	e	PolyMedica Corp	305
54,377	*	PolyOne Corp	347
13,681	*	Pozen, Inc	140
107,770		PPG Industries, Inc	6,899
29,069	*	Praecis Pharmaceuticals,
		Inc	187
206,102		Praxair, Inc	7,873
820,727		Procter & Gamble Co	81,974
6,663	*	Progenics Pharmaceuticals	126
58,796	*	Protein Design Labs, Inc	1,052
4,455		Quaker Chemical Corp	137
17,093	*	Quidel Corp	185
5,850	e*	Revlon, Inc (Class A)	13
100,164		Rohm & Haas Co	4,278
72,537		RPM International, Inc	1,194
11,404	*	Salix Pharmaceuticals Ltd	259
931,154		Schering-Plough Corp	16,193
26,927	*	Sciclone Pharmaceuticals,
		Inc	183
13,283	*	Scotts Co (Class A)	786
49,830	*	Sepracor, Inc	1,192
14,049	e*	Serologicals Corp	261
78,420		Sherwin-Williams Co	2,724
52,278	*	SICOR, Inc	1,422
44,813		Sigma-Aldrich Corp	2,562
8,082	*	Sirna Therapeutics, Inc	42
64,756	b*	Solutia, Inc	24
3,400		Stepan Co	87
19,977	e*	SuperGen, Inc	220
8,600	e*	SurModics, Inc	206
15,482	*	Tanox, Inc	230
13,564	*	Third Wave Technologies,
		Inc	62
28,300	*	Unifi, Inc	183
10,460	*	United Therapeutics Corp	240
4,992	e*	USANA Health Sciences, Inc	153
48,444		USEC, Inc	407
47,354		Valeant Pharmaceuticals
		International	$ 1,191
32,115		Valspar Corp	1,587
47,479	*	Vertex Pharmaceuticals,
		Inc	486
27,942	*	Vicuron Pharmaceuticals,
		Inc	521
4,434	*	Virbac Corp	29
68,050	*	Watson Pharmaceuticals,
		Inc	3,130
19,683		Wellman, Inc	201
7,422		West Pharmaceutical
		Services, Inc	252
38,270	*	WR Grace & Co	98
841,841		Wyeth	35,736
7,177	e*	Zymogenetics, Inc	111

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	850,773

COAL MINING—0.04%
26,554		Arch Coal, Inc	828
12,544	e	Consol Energy, Inc	325
34,966		Massey Energy Co	727
18,279		Peabody Energy Corp	762
3,536	*	Westmoreland Coal Co	62

		TOTAL COAL MINING	2,704

COMMUNICATIONS—5.34%
4,717	*	Acme Communication, Inc	41
197,459		Alltel Corp	9,198
132,075	*	American Tower Corp
		(Class A)	1,429
498,510		AT&T Corp	10,120
1,423,384	*	AT&T Wireless Services, Inc	11,373
264,435	*	Avaya, Inc	3,422
2,991	*	Beasley Broadcast Group,
		Inc (Class A)	49
1,170,735		BellSouth Corp	33,132
9,241	e*	Boston Communications
		Group	86
54,909	e*	Cablevision Systems Corp
		(Class A)	1,284
8,700	*	Centennial
		Communications Corp	46
90,854		CenturyTel, Inc	2,964
164,433	e*	Charter Communications,
		Inc (Class A)	661
121,673	*	Cincinnati Bell, Inc	614
332,587		Clear Channel
		Communications, Inc	15,575
893,042	*	Comcast Corp	29,354
483,829	*	Comcast Corp Special	15,134
13,781	*	Commonwealth Telephone
		Enterprises, Inc	520

EQ-12 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

COMMUNICATIONS—(Continued)
144,018	*	Cox Communications, Inc
		(Class A)	$ 4,961
21,304	*	Cox Radio, Inc (Class A)	537
68,708	*	Crown Castle International
		Corp	758
13,062	*	Crown Media Holdings, Inc
		(Class A)	108
10,771		CT Communications, Inc	145
27,011	*	Cumulus Media, Inc
		(Class A)	594
8,278		D&E Communications, Inc	120
16,248	*	Digital Generation Systems	36
17,063	*	Dobson Communications
		Corp (Class A)	112
144,355	*	EchoStar Communications
		Corp (Class A)	4,908
27,448	*	Emmis Communications
		Corp (Class A)	742
23,948	*	Entercom Communications
		Corp	1,268
28,534	*	Entravision Communications
		Corp (Class A)	317
2,925	*	Fisher Communications,
		Inc	149
68,129	*	Foundry Networks, Inc	1,864
110,841	*	Fox Entertainment Group,
		Inc (Class A)	3,231
28,844	*	General Communication,
		Inc (Class A)	251
20,336		Global Payments, Inc	958
7,893	*	Golden Telecom, Inc	219
24,664		Gray Television, Inc	373
19,013		Hearst-Argyle Television,
		Inc	524
7,400		Hickory Tech Corp	85
456,724	*	Hughes Electronics Corp	7,559
1,899	*	Hungarian Telephone &
		Cable	19
24,183	e*	IDT Corp	536
9,000	e*	IDT Corp (Class B)	208
37,399	*	Infonet Services Corp
		(Class B)	64
28,221	*	Insight Communications
		Co, Inc	291
264,283	*	InterActiveCorp	8,967
10,186	e*	j2 Global Communications,
		Inc	252
2,471	*	Kronos Worldwide, Inc	55
331,825	e*	Level 3 Communications,
		Inc	1,891
10,258		Liberty Corp	464
17,795	*	Lightbridge, Inc	162
15,109	*	Lin TV Corp (Class A)	$ 390
6,429	*	Lodgenet Entertainment
		Corp	118
2,622,326	e*	Lucent Technologies, Inc	7,447
11,138	*	Mastec, Inc	165
34,516	e*	McLeodUSA, Inc (Class A)	51
31,645	*	Mediacom Communications
		Corp	274
10,962	e*	Metro One
		Telecommunications,
		Inc	29
19,332	*	Net2Phone, Inc	131
553,098	*	Nextel Communications,
		Inc (Class A)	15,520
48,453	e*	Nextel Partners, Inc
		(Class A)	652
8,386	*	NII Holdings, Inc (Class B)	626
9,187		North Pittsburgh
		Systems, Inc	174
46,052	*	NTL, Inc	3,212
18,795	*	PanAmSat Corp	405
17,703	*	Paxson Communications
		Corp	68
1,771	e*	Pegasus Communications
		Corp	50
27,626	*	Price Communications Corp	379
29,680	e*	Primus Telecommunications
		Group	302
27,124	*	PTEK Holdings, Inc	239
870,525	*	Qwest Communications
		International, Inc	3,761
26,006	*	Radio One, Inc (Class A)	508
24,496	*	Radio One, Inc (Class D)	473
37,792	e*	RCN Corp	30
22,221	*	Regent Communications,
		Inc	141
8,419	*	Saga Communications, Inc
		(Class A)	156
5,617	*	Salem Communications Corp
		(Class A)	152
2,105,961		SBC Communications, Inc	54,902
2,215		Shenandoah Telecom Co	114
24,097	*	Sinclair Broadcast Group,
		Inc (Class A)	360
19,457	*	Spanish Broadcasting
		System, Inc (Class A)	204
569,979		Sprint Corp (FON Group)	9,359
495,728	*	Sprint Corp (PCS Group)	2,786
8,987		SureWest Communications	363
15,707	e*	Talk America Holdings, Inc	181
31,852		Telephone & Data Systems,
		Inc	1,992

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-13

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

COMMUNICATIONS—(Continued)
25,663	*	Time Warner Telecom, Inc
		(Class A)	$ 260
21,141	e*	Tivo, Inc	156
12,448	*	Triton PCS Holdings, Inc
		(Class A)	69
9,370	*	U.S. Cellular Corp	333
52,837	e*	UnitedGlobalcom, Inc
		(Class A)	448
94,380	*	Univision Communications,
		Inc (Class A)	3,746
1,743,341		Verizon Communications,
		Inc	61,156
12,920		Viacom, Inc (Class A)	572
968,826		Viacom, Inc (Class B)	42,996
3,354		Warwick Valley Telephone
		Co	99
11,805	*	West Corp	274
38,392	*	Western Wireless Corp
		(Class A)	705
16,581	f	Wiltel Communications
		Group Inc	0
20,692	*	Wireless Facilities, Inc	307
70,363	e*	XM Satellite Radio
		Holdings, Inc	1,855
8,090	*	Young Broadcasting, Inc
		(Class A)	162

		TOTAL COMMUNICATIONS	396,582

DEPOSITORY INSTITUTIONS—10.73%
8,438		1st Source Corp	182
5,788		ABC Bancorp	92
3,469		American National
		Bankshares, Inc	92
5,462	*	AmericanWest Bancorp	125
222,638		AmSouth Bancorp	5,455
12,870		Anchor Bancorp
		Wisconsin, Inc	320
5,163		Arrow Financial Corp	143
43,766		Associated Banc-Corp	1,867
49,013		Astoria Financial Corp	1,823
2,189		Bancfirst Corp	128
49,203		Bancorpsouth, Inc	1,167
3,789		BancTrust Financial
		Group, Inc	61
22,998		Bank Mutual Corp	262
949,339		Bank Of America Corp	76,355
8,075		Bank Of Granite Corp	176
37,311		Bank Of Hawaii Corp	1,575
489,804		Bank Of New York Co, Inc	16,222
6,086		Bank Of The Ozarks, Inc	137
724,255		Bank One Corp	33,019
26,302		BankAtlantic Bancorp, Inc
		(Class A)	500
103,177		Banknorth Group, Inc	3,356

17,700	*	BankUnited Financial Corp
		(Class A)	$ 456
6,670		Banner Corp	168
38,274		Bay View Capital Corp	82
353,713		BB&T Corp	13,667
3,588		Berkshire Hills Bancorp,
		Inc	130
10,602	*	BOK Financial Corp	411
12,453		Boston Private Financial
		Holdings, Inc	309
4,402		Bryn Mawr Bank Corp	108
5,200		BSB Bancorp, Inc	205
1,908		C&F Financial Corp	76
4,340		Camco Financial Corp	75
5,218		Camden National Corp	158
5,700		Capital City Bank Group,
		Inc	262
3,298	*	Capital Corp of the West	131
12,480	e	Capitol Federal Financial	450
7,671		Cascade Bancorp	148
12,522	e	Cathay General Bancorp	697
2,896		Cavalry Bancorp, Inc	51
2,638		CB Bancshares, Inc	168
5,427		CCBT Financial Cos, Inc	190
4,254		Center Bancorp, Inc	84
2,613		Center Financial Corp	71
4,875	*	Central Coast Bancorp	88
9,200		Central Pacific Financial
		Corp	276
1,816		Century Bancorp, Inc
		(Class A)	64
6,137		CFS Bancorp, Inc	91
2,326		Charter Financial Corp	87
142,727		Charter One Financial, Inc	4,931
14,911		Chemical Financial Corp	543
21,206		Chittenden Corp	713
3,262,775		Citigroup, Inc	158,375
13,600	*	Citigroup, Inc
		(Litigation Wts)	14
27,616		Citizens Banking Corp	904
5,225		Citizens First Bancorp, Inc	119
5,445		Citizens South Banking
		Corp	76
4,775		City Bank	155
10,221		City Holding Co	358
25,564		City National Corp	1,588
2,215		CNB Financial Corp	93
2,458		Coastal Bancorp, Inc	101
6,460		Coastal Financial Corp	114
5,462		CoBiz, Inc	101
78,566		Colonial Bancgroup, Inc	1,361
3,557		Columbia Bancorp	114

EQ-14 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
4,271		Columbia Bancorp
		(Oregon)	$ 74
8,589		Columbia Banking
		System, Inc	186
111,153	e	Comerica, Inc	6,231
41,726		Commerce Bancorp, Inc	2,198
39,256		Commerce Bancshares, Inc	1,924
1,913		Commercial Bankshares,
		Inc	64
5,137	*	Commercial Capital
		Bancorp, Inc	110
27,659		Commercial Federal Corp	739
2,326		Community Bank of
		North Virginia	44
7,313		Community Bank System,
		Inc	358
8,620		Community Trust Bancorp,
		Inc	260
80,587		Compass Bancshares, Inc	3,168
308,552	*	Concord EFS, Inc	4,579
10,000		Corus Bankshares, Inc	316
32,313		Cullen/Frost Bankers, Inc	1,311
22,718		CVB Financial Corp	438
12,716		Dime Community
		Bancshares	391
13,467		Downey Financial Corp	664
14,400		East West Bancorp, Inc	773
2,745		Eastern Virginia
		Bankshares, Inc	79
4,045		ESB Financial Corp	66
10,084	*	Euronet Worldwide, Inc	182
2,378		EverTrust Financial Group,
		Inc	76
2,559		Exchange National
		Bancshares, Inc	93
3,498		Farmers Capital Bank Corp	119
2,315		FFLC Bancorp, Inc	67
8,548		Fidelity Bankshares, Inc	268
317,863		Fifth Third Bancorp	18,786
5,068		Financial Institutions, Inc	143
4,609		First Bancorp
		(North Carolina)	145
21,681		First Bancorp (Puerto Rico)	857
5,328		First Busey Corp (Class A)	144
19,138		First Charter Corp	374
2,362		First Citizens Banc Corp	67
3,500		First Citizens Bancshares,
		Inc (Class A)	425
36,522		First Commonwealth
		Financial Corp	521
7,987		First Community Bancorp	289

5,865		First Community
		Bancshares, Inc	$ 194
4,325		First Essex Bancorp, Inc	251
12,331		First Federal Capital Corp	278
1,790		First Federal Financial
		Of Kentucky	45
20,558		First Financial Bancorp	328
8,637		First Financial
		Bankshares, Inc	360
8,654		First Financial Corp
		(Indiana)	260
8,000		First Financial Holdings,
		Inc	250
1,934		First M & F Corp	73
11,730		First Merchants Corp	299
29,473		First Midwest Bancorp, Inc	955
5,009		First National Corp	150
3,759		First Oak Brook
		Bancshares, Inc	113
2,100		First Of Long Island Corp	90
6,361		First Republic Bank	228
13,720		First Sentinel Bancorp, Inc	289
1,745		First South Bancorp, Inc	64
4,595		First State Bancorp	160
80,210	e	First Tennessee National
		Corp	3,537
3,444		First United Corp	84
3,732		Firstbank Corp	116
10,166		Firstfed America Bancorp,
		Inc	265
10,719	*	FirstFed Financial Corp	466
48,612		FirstMerit Corp	1,311
3,715		Flag Financial Corp	48
18,329		Flagstar Bancorp, Inc	393
666,643		FleetBoston Financial Corp	29,099
3,093		FloridaFirst Bancorp, Inc	102
8,704		Flushing Financial Corp	159
2,137		FMS Financial Corp	38
29,067		FNB Corp	1,030
4,055		FNB Corp (Virginia)	120
2,796		FNB Corp, Inc	59
2,595		Foothill Independent
		Bancorp	61
1,862		Franklin Financial Corp	57
9,843		Frontier Financial Corp	326
66,885		Fulton Financial Corp	1,465
2,368		GA Financial, Inc	82
3,672		GB&T Bancshares, Inc	87
11,293		Glacier Bancorp, Inc	366
22,328		Gold Banc Corp, Inc	314
79,054		Golden West Financial Corp	8,158
3,528		Great Southern Bancorp, Inc	164

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-15

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
2,923		Greater Community Bancorp	$ 50
3,311		Greene County Bancshares,
		Inc	77
75,377		Greenpoint Financial Corp	2,662
8,498		Hancock Holding Co	464
5,763		Hanmi Financial Corp	114
13,195		Harbor Florida Bancshares,
		Inc	392
14,705		Harleysville National Corp	443
6,171		Heartland Financial U.S.A.,
		Inc	115
6,353	*	Heritage Commerce Corp	78
3,050		Heritage Financial Corp	67
99,609		Hibernia Corp (Class A)	2,342
6,526		Horizon Financial Corp	114
44,170		Hudson City Bancorp, Inc	1,686
9,664		Hudson River Bancorp, Inc	377
28,017		Hudson United Bancorp	1,035
7,892	e	Humboldt Bancorp	138
145,073		Huntington Bancshares,
		Inc	3,264
4,345		IberiaBank Corp	256
1,673		IBT Bancorp, Inc	99
7,293		Independent Bank Corp
		(Massachusetts)	210
12,716		Independent Bank Corp
		(Michigan)	361
34,813		IndyMac Bancorp, Inc	1,037
9,290		Integra Bank Corp	204
11,220	*	Intercept, Inc	127
6,884		Interchange Financial
		Services Corp	174
16,563		International Bancshares
		Corp	781
9,912		Irwin Financial Corp	311
2,761	*	Itla Capital Corp	138
1,287,606		J.P. Morgan Chase & Co	47,294
268,123		KeyCorp	7,861
4,060		Klamath First Bancorp, Inc	108
8,269		Lakeland Bancorp, Inc	133
3,007		Lakeland Financial Corp	106
2,645		LNB Bancorp, Inc	54
5,118		LSB Bancshares, Inc	89
42,202		M & T Bank Corp	4,148
5,431		Macatawa Bank Corp	154
17,282		MAF Bancorp, Inc	724
8,154		Main Street Banks, Inc	216
3,881		MainSource Financial
		Group, Inc	119
143,830		Marshall & Ilsley Corp	5,501
10,945		MB Financial, Inc	398
9,839		MBT Financial Corp	162
273,656	e	Mellon Financial Corp	$ 8,787
3,662		Mercantile Bank Corp	134
50,213		Mercantile Bankshares
		Corp	2,289
2,270		Merchants Bancshares, Inc	69
14,809		Mid-State Bancshares	377
7,021		Midwest Banc Holdings,
		Inc	156
2,497		MutualFirst Financial, Inc	63
6,228		Nara Bancorp, Inc	170
1,798		NASB Financial, Inc	75
2,099		National Bankshares, Inc	104
350,278		National City Corp	11,888
129,420		National Commerce
		Financial Corp	3,531
13,523		National Penn Bancshares,
		Inc	434
4,050		NBC Capital Corp	108
20,738		NBT Bancorp, Inc	445
29,999		NetBank, Inc	400
122,624		New York Community
		Bancorp, Inc	4,666
99,063		North Fork Bancorp, Inc	4,009
1,641		Northern States Financial
		Corp	47
123,137		Northern Trust Corp	5,716
6,655		Northwest Bancorp, Inc	142
1,861		Oak Hill Financial, Inc	57
6,026		OceanFirst Financial Corp	164
24,200	*	Ocwen Financial Corp	214
40,302		Old National Bancorp	921
1,305		Old Point Financial Corp	41
4,128		Old Second Bancorp, Inc	204
4,900		Omega Financial Corp	189
952		Oneida Financial Corp	21
3,990		PAB Bankshares, Inc	62
21,799		Pacific Capital Bancorp	803
6,318		Pacific Union Bank	161
7,246		Park National Corp	820
2,446		Parkvale Financial Corp	66
4,159		Partners Trust Financial
		Group, Inc	141
4,373		Patriot Bank Corp	125
4,410		Peapack Gladstone
		Financial Corp	137
2,942		Pennfed Financial
		Services, Inc	99
4,608		Pennrock Financial
		Services Corp	143
1,885		Penns Woods Bancorp, Inc	88
6,508		Peoples Bancorp, Inc	192
15,910		People’s Bank	519
5,214		Peoples Holding Co	172

EQ-16 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
8,380		PFF Bancorp, Inc	$ 304
179,666		PNC Financial Services
		Group, Inc	9,833
14,505		Provident Bankshares Corp	427
26,329	e	Provident Financial Group,
		Inc	841
1,957		Provident Financial
		Holdings	71
29,596		Provident Financial
		Services, Inc	559
11,759		R & G Financial Corp
		(Class B)	468
140,959		Regions Financial Corp	5,244
35,413		Republic Bancorp, Inc	478
4,200		Republic Bancorp, Inc
		(Class A) (Kentucky)	82
5,703		Republic Bancshares, Inc	179
2,732		Resource Bankshares Corp	86
10,188		Riggs National Corp	168
3,003		Royal Bancshares Of
		Pennsylvania (Class A)	77
16,872		S & T Bancorp, Inc	504
6,508		S.Y. Bancorp, Inc	134
4,430		Santander Bancorp	108
7,521		Seacoast Banking Corp
		Of Florida	131
16,810		Seacoast Financial
		Services Corp	461
4,806		Second Bancorp, Inc	127
2,131		Security Bank Corp	67
3,474		Shore Bancshares, Inc	132
2,863		Sierra Bancorp	45
23,691	*	Silicon Valley Bancshares	855
8,960		Simmons First National
		Corp (Class A)	250
57,974		Sky Financial Group, Inc	1,504
8,006		Sound Federal Bancorp, Inc	125
36,930		South Financial Group, Inc	1,029
3,755		Southern Financial
		Bancorp, Inc	162
5,000		Southside Bancshares, Inc	93
215,775		SouthTrust Corp	7,062
17,744		Southwest Bancorp
		Of Texas, Inc	689
6,614		Southwest Bancorp, Inc	118
185,333		Sovereign Bancorp, Inc	4,402
4,040		State Bancorp, Inc	98
2,895		State Financial Services
		Corp (Class A)	77
210,795		State Street Corp	10,978
33,481		Staten Island Bancorp, Inc	753
8,357		Sterling Bancorp	238
25,068		Sterling Bancshares, Inc	$ 334
10,776		Sterling Financial Corp
		(Pennsylvania)	299
9,088	*	Sterling Financial Corp
		(Spokane)	311
2,950		Summit Bancshares, Inc	82
4,030	*	Sun Bancorp, Inc
		(New Jersey)	106
3,072		Sun Bancorp, Inc
		(Pennsylvania)	58
156,577		SunTrust Banks, Inc	11,195
192,545		Synovus Financial Corp	5,568
2,147		Taylor Capital Group, Inc	57
45,768		TCF Financial Corp	2,350
14,907		Texas Regional
		Bancshares, Inc
		(Class A)	552
13,973	*	TierOne Corp	321
3,079		Trico Bancshares	97
4,414		Troy Financial Corp	154
11,700		Trust Co Of New Jersey	464
46,926		Trustco Bank Corp NY	617
30,936		Trustmark Corp	905
1,216,891		U.S. Bancorp	36,239
7,528		U.S.B. Holding Co, Inc	146
26,332		UCBH Holdings, Inc	1,026
10,416		UMB Financial Corp	495
18,163		Umpqua Holdings Corp	378
4,656		Union Bankshares Corp	142
125,939		Union Planters Corp	3,966
33,126		UnionBanCal Corp	1,906
23,799		United Bankshares, Inc	743
11,561		United Community Banks,
		Inc	380
19,295		United Community
		Financial Corp	220
3,745		United Securities
		Bancshares	108
1,933		United Security
		Bancshares (California)	53
13,342		Unizan Financial Corp	270
59,284		Valley National Bancorp	1,731
3,304	*	Virginia Commerce
		Bancorp	106
4,624		Virginia Financial Group,
		Inc	164
43,801		W Holding Co, Inc	815
811,854		Wachovia Corp	37,824
1,872		Warwick Community
		Bancorp	64
44,251		Washington Federal, Inc	1,257
8,360		Washington Trust Bancorp,
		Inc	219

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-17

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

DEPOSITORY INSTITUTIONS—(Continued)
3,681		Wayne Bancorp, Inc	$ 99
28,729		Webster Financial Corp	1,318
1,069,322		Wells Fargo & Co	62,972
11,900		Wesbanco, Inc	330
10,058		West Bancorporation	174
9,609		West Coast Bancorp	205
20,840		Westamerica Bancorp	1,036
2,384	*	Western Sierra Bancorp	112
25,400		Whitney Holding Corp	1,041
6,280		Willow Grove Bancorp, Inc	112
41,613		Wilmington Trust Corp	1,498
12,557		Wintrust Financial Corp	566
4,467		WSFS Financial Corp	200
4,426		Yadkin Valley Bank and
		Trust Co	76
5,372		Yardville National Bancorp	138
57,137		Zions Bancorp	3,504

		TOTAL DEPOSITORY
		INSTITUTIONS	797,437

EATING AND DRINKING PLACES—0.67%
35,199		Applebee’s International,
		Inc	1,382
44,889	e	Aramark Corp (Class B)	1,231
22,177		Bob Evans Farms, Inc	720
61,742	e*	Brinker International, Inc	2,047
10,327	*	California Pizza Kitchen, Inc	208
30,571		CBRL Group, Inc	1,170
14,737	*	CEC Entertainment, Inc	698
6,093	e*	Chicago Pizza & Brewery, Inc	91
29,375	e*	CKE Restaurants, Inc	188
106,792		Darden Restaurants, Inc	2,247
7,268	e*	Dave & Buster’s, Inc	92
12,492		IHOP Corp	481
21,555	*	Jack In The Box, Inc	460
38,181	e*	Krispy Kreme Doughnuts,
		Inc	1,397
13,384		Landry’s Restaurants, Inc	344
9,144		Lone Star Steakhouse &
		Saloon, Inc	212
806,562		McDonald’s Corp	20,027
12,389	*	O’Charley’s, Inc	222
39,799	e	Outback Steakhouse, Inc	1,760
16,003	e*	P.F. Chang’s China Bistro,
		Inc	814
7,238	*	Papa John’s International,
		Inc	242
18,891	*	Rare Hospitality
		International, Inc	462
5,161	*	Red Robin Gourmet Burgers,
		Inc	157
38,400		Ruby Tuesday, Inc	1,094

26,444	*	Ryan’s Family Steak
		Houses, Inc	$ 400
24,454	*	Sonic Corp	749
29,648	e*	The Cheesecake Factory,
		Inc	1,305
13,117	*	The Steak n Shake Co	234
15,102		Triarc Cos (Class B)	163
7,551		Triarc Cos, Inc (Class A)	89
72,107		Wendy’s International, Inc	2,829
185,554	*	Yum! Brands, Inc	6,383

		TOTAL EATING AND
		DRINKING PLACES	49,898

EDUCATIONAL SERVICES—0.20%
81,735	*	Apollo Group, Inc (Class A)	5,558
9,770	*	Apollo Group, Inc
		(University Of
		Phoenix Online)	673
60,804	*	Career Education Corp	2,436
27,875	*	Corinthian Colleges, Inc	1,549
36,089	*	DeVry, Inc	907
39,702	*	Education Management
		Corp	1,232
26,598	*	ITT Educational Services,
		Inc	1,249
5,340	*	Learning Tree International,
		Inc	93
10,220	*	Princeton Review, Inc	100
6,925		Strayer Education, Inc	754
22,077	*	Sylvan Learning Systems,
		Inc	636

		TOTAL EDUCATIONAL
		SERVICES	15,187

ELECTRIC, GAS, AND SANITARY SERVICES—3.38%
265,385	*	AES Corp	2,505
39,800		AGL Resources, Inc	1,158
79,651	*	Allegheny Energy, Inc	1,016
54,278		Allete, Inc	1,661
68,653		Alliant Energy Corp	1,709
109,981	*	Allied Waste Industries, Inc	1,527
102,384		Ameren Corp	4,710
250,459		American Electric Power
		Co, Inc	7,642
9,750		American States Water Co	244
114,163	*	Aquila, Inc	387
31,931		Atmos Energy Corp	776
30,912		Avista Corp	560
20,128		Black Hills Corp	600
10,107		California Water Service
		Group	277
244,106	e*	Calpine Corp	1,174
6,800		Cascade Natural Gas Corp	143

EQ-18 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
8,684	*	Casella Waste Systems,
		Inc (Class A)	$ 119
172,324		Centerpoint Energy, Inc	1,670
7,331		Central Vermont Public
		Service Corp	172
9,300		CH Energy Group, Inc	436
3,154		Chesapeake Utilities Corp	82
111,800		Cinergy Corp	4,339
179,836	*	Citizens Communications Co	2,234
4,419	e*	Clean Harbors, Inc	39
27,639		Cleco Corp	497
95,786	*	CMS Energy Corp	816
4,894		Connecticut Water Service,
		Inc	135
141,648		Consolidated Edison, Inc	6,092
104,962		Constellation Energy Group,
		Inc	4,110
203,489		Dominion Resources, Inc	12,989
80,008		DPL, Inc	1,671
106,573		DTE Energy Co	4,199
571,360		Duke Energy Corp	11,684
47,200		Duquesne Light Holdings,
		Inc	866
4,315	*	Duratek, Inc	56
170,265	e*	Dynegy, Inc (Class A)	729
179,857		Edison International	3,944
378,509		El Paso Corp	3,100
30,424	*	El Paso Electric Co	406
14,043		Empire District Electric Co	308
22,339		Energen Corp	917
92,420		Energy East Corp	2,070
2,884		EnergySouth, Inc	101
143,250		Entergy Corp	8,184
39,773		Equitable Resources, Inc	1,707
205,675		Exelon Corp	13,649
191,479		FirstEnergy Corp	6,740
116,301		FPL Group, Inc	7,608
43,900		Great Plains Energy, Inc	1,397
23,383	e	Hawaiian Electric
		Industries, Inc	1,108
24,300	e	Idacorp, Inc	727
99,883		KeySpan Corp	3,676
57,890		Kinder Morgan, Inc	3,421
12,200		Laclede Group, Inc	348
70,758		MDU Resources Group, Inc	1,685
11,400		MGE Energy, Inc	359
6,822		Middlesex Water Co	138
41,217		National Fuel Gas Co	1,007
17,177		New Jersey Resources Corp	661
27,741		Nicor, Inc	944
164,207		NiSource, Inc	3,603
17,762		NiSource, Inc (Sails)	45
80,053		Northeast Utilities	$ 1,615
16,100		Northwest Natural Gas Co	495
33,608		NSTAR	1,630
9,861		NUI Corp	159
54,138		OGE Energy Corp	1,310
50,007		Oneok, Inc	1,104
16,476		Otter Tail Corp	440
22,827		Peoples Energy Corp	960
99,456		Pepco Holdings, Inc	1,943
259,552	e*	PG&E Corp	7,208
58,700		Philadelphia Suburban
		Corp	1,297
19,623		Piedmont Natural Gas Co,
		Inc	853
52,816		Pinnacle West Capital Corp	2,114
24,536		PNM Resources, Inc	689
111,113		PPL Corp	4,861
135,647		Progress Energy, Inc	6,139
34,100	*	Progress Energy, Inc (Cvo)	15
143,357		Public Service Enterprise
		Group, Inc	6,279
59,442		Puget Energy, Inc	1,413
48,635		Questar Corp	1,710
170,557	*	Reliant Resources, Inc	1,255
96,449		Republic Services, Inc	2,472
9,467		Resource America, Inc
		(Class A)	142
70,034		SCANA Corp	2,399
17,008		SEMCO Energy, Inc	83
126,506		Sempra Energy	3,803
73,195	e*	Sierra Pacific Resources	537
1,300		SJW Corp	116
7,700		South Jersey Industries, Inc	312
457,622		Southern Co	13,843
34,838	e*	Southern Union Co	641
19,497		Southwest Gas Corp	438
6,869		Southwest Water Co	110
21,151	*	Stericycle, Inc	988
111,713	e	TECO Energy, Inc	1,610
9,696		Texas Genco Holdings, Inc	315
204,453		TXU Corp	4,850
26,605		UGI Corp	902
7,246		UIL Holdings Corp	327
17,872		Unisource Energy Corp	441
47,411		Vectren Corp	1,169
17,871	*	Waste Connections, Inc	675
374,929		Waste Management, Inc	11,098
42,199		Westar Energy, Inc	855
11,131		Western Gas Resources, Inc	526
30,725		WGL Holdings, Inc	854
324,350		Williams Cos, Inc	3,185
73,826		Wisconsin Energy Corp	2,469
23,000	e	WPS Resources Corp	1,063

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-19

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
252,848		Xcel Energy, Inc	$ 4,293

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	250,882

ELECTRONIC & OTHER ELECTRIC EQUIPMENT—8.39%
13,457	*	Actel Corp	324
509,064	e*	ADC Telecommunications,
		Inc	1,512
25,098		Adtran, Inc	778
10,395	*	Advanced Energy
		Industries, Inc	271
53,410	*	Advanced Fibre
		Communications, Inc	1,076
218,779	e*	Advanced Micro Devices,
		Inc	3,260
35,869	*	Aeroflex, Inc	419
327,602	e*	Agere Systems, Inc
		(Class A)	999
682,930	*	Agere Systems, Inc
		(Class B)	1,980
13,100	*	Alliance Semiconductor
		Corp	93
242,800	*	Altera Corp	5,512
105,049		American Power
		Conversion Corp	2,568
18,600		Ametek, Inc	898
57,471	*	Amkor Technology, Inc	1,047
12,371	*	Amphenol Corp (Class A)	791
231,661		Analog Devices, Inc	10,575
14,100	*	Anaren Microwave, Inc	199
10,823		Applica, Inc	82
192,958	*	Applied Micro Circuits Corp	1,154
5,154		Applied Signal Technology,
		Inc	119
36,876	e*	Arris Group, Inc	267
19,307	*	Artesyn Technologies, Inc	164
10,816	*	Artisan Components, Inc	222
261,105	*	Atmel Corp	1,569
16,805	*	ATMI, Inc	389
35,808	e*	Avanex Corp	179
33,610		AVX Corp	559
18,162		Baldor Electric Co	415
6,329		Bel Fuse, Inc (Class B)	207
23,242	*	Benchmark Electronics, Inc	809
137,952	*	Broadcom Corp (Class A)	4,703
15,144		C&D Technologies, Inc	290
3,084	*	Catapult Communications
		Corp	45
20,286	*	C-COR.net Corp	226
20,893	*	Centillium
		Communications, Inc	$ 118
4,987	*	Ceradyne, Inc	170
8,591	*	Ceva, Inc	89
21,921	*	Checkpoint Systems, Inc	415
29,994	*	ChipPAC, Inc	228
297,495	*	CIENA Corp	1,975
8,917	*	Comtech
		Telecommunications	257
99,240	*	Comverse Technology, Inc	1,746
170,483	e*	Conexant Systems, Inc	847
205,490	e*	Corvis Corp	349
46,259	e*	Cree, Inc	818
21,137		CTS Corp	243
9,400		Cubic Corp	216
74,917	e*	Cypress Semiconductor
		Corp	1,600
3,510	*	Diodes, Inc	67
14,647	*	Ditech Communications
		Corp	280
5,411	e*	Drexler Technology Corp	74
17,233	*	DSP Group, Inc	429
7,762	e*	Dupont Photomasks, Inc	187
17,452	*	Electro Scientific Industries,
		Inc	415
267,005		Emerson Electric Co	17,289
9,333	*	Emerson Radio Corp	35
6,267	*	EMS Technologies, Inc	129
50,014	*	Energizer Holdings, Inc	1,879
10,241	e*	Energy Conversion Devices,
		Inc	92
32,656	*	Entegris, Inc	420
19,300	*	ESS Technology, Inc	328
25,100	*	Exar Corp	429
64,917	*	Fairchild Semiconductor
		International, Inc	1,621
85,133	e*	Finisar Corp	266
4,094		Franklin Electric Co, Inc	248
21,027	e*	FuelCell Energy, Inc	273
127,891	*	Gemstar-TV Guide
		International, Inc	646
6,334,835	e	General Electric Co	196,253
19,307	*	Genesis Microchip, Inc	348
7,477	*	Genlyte Group, Inc	437
76,336	*	GlobespanVirata, Inc	449
53,431	*	GrafTech International Ltd	721
32,640		Harman International
		Industries, Inc	2,415
36,731	*	Harmonic, Inc	266
42,281		Harris Corp	1,605
16,600		Helix Technology Corp	342
13,600	*	Hexcel Corp	101

EQ-20 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

ELECTRONIC & OTHER ELECTRIC EQUIPMENT—(Continued)
31,803		Hubbell, Inc (Class B)	$ 1,403
14,500	*	Hutchinson Technology, Inc	446
8,555	*	Inet Technologies, Inc	103
10,901	*	Innovex, Inc	92
38,402	*	Integrated Circuit
		Systems, Inc	1,094
65,885	*	Integrated Device
		Technology, Inc	1,131
18,000	*	Integrated Silicon Solution,
		Inc	282
4,141,543		Intel Corp	133,358
35,366	*	Interdigital
		Communications Corp	730
40,675	*	International Rectifier Corp	2,010
86,262		Intersil Corp (Class A)	2,144
11,761		Inter-Tel, Inc	294
19,297	*	InterVoice, Inc	229
9,751	*	IXYS Corp	91
98,991	*	Jabil Circuit, Inc	2,801
857,568	*	JDS Uniphase Corp	3,130
54,438	*	Kemet Corp	745
41,900	*	Kopin Corp	281
46,810	e*	L-3 Communications
		Holdings, Inc	2,404
64,746	*	Lattice Semiconductor Corp	627
6,160	*	Lifeline Systems, Inc	117
198,517		Linear Technology Corp	8,352
12,148	*	Littelfuse, Inc	350
10,860		LSI Industries, Inc	147
225,096	*	LSI Logic Corp	1,997
9,173	e*	Manufacturers Services Ltd	56
15,759	*	Mattson Technology, Inc	193
205,910		Maxim Integrated Products,
		Inc	10,254
49,412		Maytag Corp	1,376
65,915	*	McData Corp (Class A)	628
6,791	e*	Medis Technologies Ltd	73
29,983	*	MEMC Electronic Materials,
		Inc	288
13,358	*	Mercury Computer Systems,
		Inc	333
20,300		Methode Electronics, Inc	248
4,764	*	Metrologic Instruments, Inc	129
34,970	*	Micrel, Inc	545
129,129		Microchip Technology, Inc	4,308
349,721	*	Micron Technology, Inc	4,711
18,418	*	Microsemi Corp	453
9,224	*	MIPS Technologies, Inc	50
81,546		Molex, Inc	2,845
13,935	*	Monolithic System
		Technology, Inc	119

9,589	*	Moog, Inc (Class A)	$ 474
1,467,923		Motorola, Inc	20,654
63,379	e*	MRV Communications, Inc	238
22,268	*	Mykrolis Corp	358
2,738		National Presto Industries,
		Inc	99
115,810	e*	National Semiconductor
		Corp	4,564
33,837	*	New Focus, Inc	170
95,147	*	Novellus Systems, Inc	4,001
95,483	*	Nvidia Corp	2,220
14,938	e*	Omnivision Technologies,
		Inc	825
21,851	*	ON Semiconductor Corp	141
37,661	*	Openwave Systems, Inc	414
67,060	*	Oplink Communications,
		Inc	160
8,959	*	Optical Communication
		Products, Inc	33
8,004	e*	OSI Systems, Inc	154
10,650		Park Electrochemical Corp	282
18,159	e*	Pemstar, Inc	60
12,746	*	Pericom Semiconductor
		Corp	136
17,665	*	Photronics, Inc	352
22,126	*	Pixelworks, Inc	244
25,394	*	Plantronics, Inc	829
25,100	*	Plexus Corp	431
17,908	e*	Plug Power, Inc	130
107,267	*	PMC-Sierra, Inc	2,161
62,689	*	Polycom, Inc	1,224
3,961	*	Powell Industries, Inc	76
16,150	*	Power Integrations, Inc	540
39,483	*	Power-One, Inc	428
42,451	e*	Powerwave Technologies,
		Inc	325
74,711	*	Proxim Corp (Class A)	125
59,573	*	QLogic Corp	3,074
500,474		Qualcomm, Inc	26,991
51,200	*	Rambus, Inc	1,572
4,231		Raven Industries, Inc	125
20,050	*	Rayovac Corp	420
13,808		Regal-Beloit Corp	304
35,393	*	Remec, Inc	298
109,341	e*	RF Micro Devices, Inc	1,099
3,173		Richardson Electronics Ltd	39
112,962		Rockwell Collins, Inc	3,392
9,200	*	Rogers Corp	406
323,386	*	Sanmina-SCI Corp	4,078
30,303	e*	SBA Communications Corp	115
8,862	*	SBS Technologies, Inc	130
88,676		Scientific-Atlanta, Inc	2,421

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-21

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

ELECTRONIC & OTHER ELECTRIC EQUIPMENT—(Continued)
14,730	*	Seachange International,
		Inc	$ 227
37,072	*	Semtech Corp	843
42,984	*	Silicon Image, Inc	311
18,471	*	Silicon Laboratories, Inc	798
49,567	*	Silicon Storage Technology,
		Inc	545
3,900	*	Siliconix, Inc	178
15,115	*	Sipex Corp	117
600,303	e*	Sirius Satellite Radio, Inc	1,897
93,620	*	Skyworks Solutions, Inc	814
10,566		Smith (A.O.) Corp	370
129,028	*	Sonus Networks, Inc	975
9,900		Spectralink Corp	190
8,300	*	Standard Microsystems
		Corp	210
7,700	*	Stoneridge, Inc	116
52,434	*	Stratex Networks, Inc	223
32,941	*	Superconductor
		Technologies	184
6,187	*	Supertex, Inc	118
105,635	*	Sycamore Networks, Inc	554
22,804	*	Symmetricom, Inc	166
9,228	*	Synaptics, Inc	138
25,272	*	Technitrol, Inc	524
31,793	*	Tekelec	494
261,419	*	Tellabs, Inc	2,204
39,800	*	Terayon Communication
		Systems, Inc	179
1,096,237		Texas Instruments, Inc	32,207
26,740		Thomas & Betts Corp	612
12,700	*	Three-Five Systems, Inc	67
8,310	*	Tollgrade Communications,
		Inc	146
70,717	*	Transmeta Corp	240
84,227	*	Triquint Semiconductor, Inc	595
10,892	*	TTM Technologies, Inc	184
6,002	*	Ulticom, Inc	58
9,900	e*	Universal Display Corp	135
8,200	*	Universal Electronics, Inc	104
44,266	*	Utstarcom, Inc	1,641
30,597	e*	Valence Technology, Inc	118
17,958	*	Varian Semiconductor
		Equipment Associates,
		Inc	785
71,635	e*	Verso Technologies, Inc	229
1	*	Vialta, Inc	0
13,162	*	Viasat, Inc	252
11,645	*	Vicor Corp	133
7,115	*	Virage Logic Corp	72
101,365	*	Vishay Intertechnology, Inc	$ 2,321
128,775	*	Vitesse Semiconductor
		Corp	756
26,842	*	Westell Technologies, Inc	169
43,621		Whirlpool Corp	3,169
12,033	*	White Electronic Designs
		Corp	106
12,719	*	Wilson Greatbatch
		Technologies, Inc	538
5,800		Woodhead Industries, Inc	98
17,543	*	Xicor, Inc	199
214,000	*	Xilinx, Inc	8,290
24,773	*	Zhone Technologies, Inc	122

		TOTAL ELECTRONIC & OTHER
		ELECTRIC EQUIPMENT	623,816

ENGINEERING AND MANAGEMENT SERVICES—0.79%
9,843	e*	aaiPharma, Inc	247
5,866	*	Advisory Board Co	205
36,958	*	Affymetrix, Inc	910
14,953	e*	Antigenics, Inc	169
44,940	*	Applera Corp (Celera
		Genomics Group)	625
25,500	*	Ariad Pharmaceuticals, Inc	190
97,390	*	BearingPoint, Inc	983
3,352	*	Bioreliance Corp	160
51,323	*	Celgene Corp	2,311
48,938	*	Century Business Services,
		Inc	219
4,860	*	Charles River Associates,
		Inc	155
14,000	*	Ciphergen Biosystems, Inc	157
7,590	*	Cornell Cos, Inc	104
23,799	*	Corporate Executive
		Board Co	1,111
21,701	*	Corrections Corp
		Of America	626
38,628	*	Covance, Inc	1,035
27,533	*	CuraGen Corp	202
17,495	e*	CV Therapeutics, Inc	256
28,183	*	Decode Genetics, Inc	231
9,544	*	Digitas, Inc	89
16,593	*	Diversa Corp	153
16,372	*	eResearch Technology, Inc	416
9,069	e*	Exact Sciences Corp	92
29,432	*	Exelixis, Inc	208
26,263	*	Exult, Inc	187
12,681	*	First Consulting Group, Inc	71
51,558		Fluor Corp	2,044
8,600	*	Forrester Research, Inc	154
26,299	e*	FTI Consulting, Inc	615
36,957	*	Gartner, Inc (Class A)	418

EQ-22 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
12,190	*	Gartner, Inc (Class B)	$ 133
19,600	*	Gene Logic, Inc	102
5,751	*	Genencor International, Inc	91
29,928	*	Gen-Probe, Inc	1,091
277,248		Halliburton Co	7,208
10,362	*	Hewitt Associates, Inc	310
44,352	*	Incyte Corp	303
30,864	*	Jacobs Engineering Group,
		Inc	1,482
11,776	*	Kosan Biosciences, Inc	116
4,967		Landauer, Inc	203
23,518	*	Lexicon Genetics, Inc	139
13,467	*	Luminex Corp	126
9,783	*	MAXIMUS, Inc	383
16,427	*	Maxygen, Inc	175
165,116		Monsanto Co	4,752
79,026		Moody’s Corp	4,785
3,400	*	MTC Technologies, Inc	110
16,608	e*	Myriad Genetics, Inc	214
28,385	*	Navigant Consulting, Inc	535
7,867	*	Neopharm, Inc	144
4,786	*	Newtek Business Services,
		Inc	33
16,355	*	Parexel International Corp	266
209,184		Paychex, Inc	7,782
17,567	*	Per-Se Technologies, Inc	268
30,456	*	Pharmaceutical Product
		Development, Inc	821
14,400	*	Pharmacopeia, Inc	205
25,516	*	PRG-Schultz International,
		Inc	125
46,092		Quest Diagnostics, Inc	3,370
14,653	*	Regeneration Technologies,
		Inc	161
21,665	*	Regeneron
		Pharmaceuticals, Inc	319
17,563	*	Repligen Corp	77
5,637	e*	Research Frontiers, Inc	52
12,497	*	Resources Connection, Inc	341
9,899	*	Right Management
		Consultants, Inc	185
34,400	*	Savient Pharmaceuticals,
		Inc	159
14,136	*	Seattle Genetics, Inc	121
189,613		Servicemaster Co	2,209
4,738	*	SFBC International, Inc	126
9,444	*	Sourcecorp	242
14,709	*	Symyx Technologies, Inc	302
4,200	*	Tejon Ranch Co	172
24,159	e*	Telik, Inc	556
31,641	*	Tetra Tech, Inc	787

18,442	*	Transkaryotic Therapies,
		Inc	$ 288
7,144	e*	TRC Cos, Inc	150
8,364	e*	Trimeris, Inc	175
30,798	*	Tularik, Inc	497
42,834	*	U.S. Oncology, Inc	461
13,700	*	URS Corp	343
16,035	*	Washington Group
		International, Inc	545
20,746	*	Watson Wyatt & Co Holdings	501

		TOTAL ENGINEERING AND
		MANAGEMENT
		SERVICES	58,384

EXECUTIVE, LEGISLATIVE AND GENERAL—0.00%
3,415	*	Omega Protein Corp	26

		TOTAL EXECUTIVE,
		LEGISLATIVE AND
		GENERAL	26

FABRICATED METAL PRODUCTS—0.65%
24,298	*	Alliant Techsystems, Inc	1,403
35,341		Ball Corp	2,105
7,926		CIRCOR International, Inc	191
32,350		Crane Co	994
94,065	*	Crown Holdings, Inc	852
72,797		Danaher Corp	6,679
4,001	*	Drew Industries, Inc	111
92,276		Fortune Brands, Inc	6,597
15,890	e*	Griffon Corp	322
3,889	*	Gulf Island Fabrication, Inc	66
25,593		Harsco Corp	1,121
163,164	e	Illinois Tool Works, Inc	13,691
10,487	*	Intermagnetics General
		Corp	232
46,619	*	Jacuzzi Brands, Inc	331
302,231		Masco Corp	8,284
5,217		Material Sciences Corp	53
8,197	*	Mobile Mini, Inc	162
11,929	*	NCI Building Systems, Inc	285
23,244	e*	Raytech Corp	77
36,324	e*	Shaw Group, Inc	495
7,037	*	Silgan Holdings, Inc	300
9,468	*	Simpson Manufacturing
		Co, Inc	482
36,602		Snap-On, Inc	1,180
41,464		Stanley Works	1,570
14,300		Sturm Ruger & Co, Inc	163
34,753	e*	Tower Automotive, Inc	237
9,083		Valmont Industries, Inc	210

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-23

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

FABRICATED METAL PRODUCTS—(Continued)
9,000		Watts Water Technologies,
		Inc (Class A)	$ 200

		TOTAL FABRICATED METAL
		PRODUCTS	48,393

FOOD AND KINDRED PRODUCTS—3.30%
9,273	*	American Italian Pasta Co
		(Class A)	389
529,035		Anheuser-Busch Cos, Inc	27,870
328,931		Archer Daniels Midland Co	5,006
4,800	*	Boston Beer Co, Inc
		(Class A)	87
143,173		Campbell Soup Co	3,837
2,306		Coca-Cola Bottling Co
		Consolidated	123
1,358,508		Coca-Cola Co	68,944
140,870		Coca-Cola Enterprises, Inc	3,081
340,580		Conagra Foods, Inc	8,988
55,760	e*	Constellation Brands, Inc
		(Class A)	1,836
16,203		Coors (Adolph) Co (Class B)	909
22,635		Corn Products
		International, Inc	780
36,707	*	Darling International, Inc	101
98,278	*	Dean Foods Co	3,230
116,488	*	Del Monte Foods Co	1,211
532		Farmer Brothers Co	166
20,087		Flowers Foods, Inc	518
234,355		General Mills, Inc	10,616
222,895		H.J. Heinz Co	8,120
56,784	*	Hercules, Inc	693
56,039		Hershey Foods Corp	4,314
3,334	*	Horizon Organic Holding
		Corp	80
46,873		Hormel Foods Corp	1,210
10,300	*	International Multifoods
		Corp	185
28,269		Interstate Bakeries Corp	402
3,239	*	J & J Snack Foods Corp	122
31,715		J.M. Smucker Co	1,436
156,057		Kellogg Co	5,943
174,620		Kraft Foods, Inc (Class A)	5,626
17,332		Lancaster Colony Corp	783
14,800		Lance, Inc	222
5,764	*	M&F Worldwide Corp	77
86,060		McCormick & Co, Inc
		(Non-Vote)	2,590
1,700	*	National Beverage Corp	28
6,754	*	Peets Coffee & Tea, Inc	118
107,902		Pepsi Bottling Group, Inc	2,609
45,893		PepsiAmericas Inc	786
1,089,117		PepsiCo, Inc	50,775

9,700		Pilgrim’s Pride Corp	$ 158
18,112	*	Ralcorp Holdings, Inc	568
3,200		Riviana Foods, Inc	88
6,081	*	Robert Mondavi Corp
		(Class A)	236
2,700		Sanderson Farms, Inc	109
492,678		Sara Lee Corp	10,696
24,751		Sensient Technologies Corp	489
54,399	*	Smithfield Foods, Inc	1,126
15,845		Tootsie Roll Industries, Inc	570
19,746		Topps Co, Inc	203
126,474		Tyson Foods, Inc (Class A)	1,675
102,857		Wrigley (Wm.) Jr Co	5,782

		TOTAL FOOD AND KINDRED
		PRODUCTS	245,511

FOOD STORES—0.44%
15,592	*	7-Eleven, Inc	250
215,414		Albertson’s, Inc	4,879
786		Arden Group, Inc (Class A)	61
9,632	*	Great Atlantic & Pacific
		Tea Co, Inc	81
5,084		Ingles Markets, Inc
		(Class A)	52
478,390	*	Kroger Co	8,855
17,744	e*	Panera Bread Co (Class A)	701
3,003	*	Pantry, Inc	68
17,734	*	Pathmark Stores, Inc	135
20,200		Ruddick Corp	362
279,871	*	Safeway, Inc	6,132
247,639	*	Starbucks Corp	8,187
7,145		Weis Markets, Inc	259
32,217		Whole Foods Market, Inc	2,163
15,937	*	Wild Oats Markets, Inc	206
53,210	e	Winn-Dixie Stores, Inc	529

		TOTAL FOOD STORES	32,920

FORESTRY—0.12%
138,964		Weyerhaeuser Co	8,894

		TOTAL FORESTRY	8,894

FURNITURE AND FIXTURES—0.32%
6,589		Bassett Furniture
		Industries, Inc	109
20,630		Ethan Allen Interiors, Inc	864
28,965		Furniture Brands
		International, Inc	850
46,268		Herman Miller, Inc	1,123
32,154		Hillenbrand Industries, Inc	1,995
36,799		HON Industries, Inc	1,594
1,719		Hooker Furniture Corp	70
56,614		Johnson Controls, Inc	6,574
18,600		Kimball International, Inc
		(Class B)	289

EQ-24 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

FURNITURE AND FIXTURES—(Continued)
35,328		La-Z-Boy, Inc	$ 741
39,551		Lear Corp	2,426
121,798		Leggett & Platt, Inc	2,634
173,387		Newell Rubbermaid, Inc	3,948
12,997	*	Select Comfort Corp	322
3,079		Stanley Furniture Co, Inc	97
26,080		Steelcase, Inc (Class A)	375

		TOTAL FURNITURE AND
		FIXTURES	24,011

FURNITURE AND HOMEFURNISHINGS STORES—0.37%
187,321	*	Bed Bath & Beyond, Inc	8,120
165,635		Best Buy Co, Inc	8,653
118,835		Circuit City Stores, Inc
		(Circuit City Group)	1,204
13,718	*	Cost Plus, Inc	562
8,547	*	Electronics Boutique
		Holdings Corp	196
12,718	*	Gamestop Corp (Class A)	196
8,668	*	Guitar Center, Inc	282
9,496		Haverty Furniture Cos, Inc	189
12,287	*	Intertan, Inc	124
6,676	*	Kirkland’s, Inc	118
27,887	*	Linens ‘n Things, Inc	839
56,855		Pier 1 Imports, Inc	1,243
106,862		RadioShack Corp	3,279
10,853	*	Restoration Hardware, Inc	52
4,298	*	Rex Stores Corp	61
20,524	*	The Bombay Co, Inc	167
8,499	e*	Trans World Entertainment
		Corp	61
13,099	*	Tweeter Home Entertainment
		Group, Inc	124
6,205	*	Ultimate Electronics, Inc	47
52,850	*	Williams-Sonoma, Inc	1,838

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	27,355

GENERAL BUILDING CONTRACTORS—0.34%
8,401		Beazer Homes U.S.A., Inc	820
9,425		Brookfield Homes Corp	243
39,289		Centex Corp	4,229
75,006		D.R. Horton, Inc	3,245
2,049	*	Dominion Homes, Inc	62
10,301	e*	Hovnanian Enterprises, Inc
		(Class A)	897
25,354		KB Home	1,839
2,913		Lennar Corp	266
34,037		Lennar Corp (Class A)	3,268
6,724		M/I Schottenstein Homes,
		Inc	263
11,962		MDC Holdings, Inc	$ 772
5,618	*	Meritage Corp	373
3,699	*	NVR, Inc	1,724
10,855	*	Palm Harbor Homes, Inc	194
9,272	*	Perini Corp	85
30,776		Pulte Homes, Inc	2,881
15,996		Ryland Group, Inc	1,418
20,223		Standard-Pacific Corp	982
1,783	*	Technical Olympic U.S.A.,
		Inc	49
29,023	*	Toll Brothers, Inc	1,154
17,418		Walter Industries, Inc	233
10,333	*	WCI Communities, Inc	213
2,532	e*	William Lyon Homes, Inc	159

		TOTAL GENERAL BUILDING
		CONTRACTORS	25,369

GENERAL MERCHANDISE STORES—2.33%
24,592	*	99 Cents Only Stores	670
73,503	*	Big Lots, Inc	1,044
43,518	*	BJ’s Wholesale Club, Inc	999
7,549	*	Brookstone, Inc	161
27,916		Casey’s General Stores, Inc	493
289,304	e*	Costco Wholesale Corp	10,756
39,641		Dillard’s, Inc (Class A)	652
180,316		Dollar General Corp	3,785
72,016	*	Dollar Tree Stores, Inc	2,165
94,925		Family Dollar Stores, Inc	3,406
118,897		Federated Department
		Stores, Inc	5,604
24,664		Fred’s, Inc	764
172,130		J.C. Penney Co, Inc	4,524
10,715	*	Jo-Ann Stores, Inc	219
181,646	*	Kohl’s Corp	8,163
183,031		May Department Stores Co	5,321
15,803	*	Neiman Marcus Group, Inc
		(Class A)	848
7,201	*	Neiman Marcus Group, Inc
		(Class B)	360
78,910	*	Saks, Inc	1,187
171,456		Sears Roebuck & Co	7,800
16,992	*	ShopKo Stores, Inc	259
13,565	*	Stein Mart, Inc	112
577,454		Target Corp	22,174
135,510	*	Toys ‘R’ Us, Inc	1,713
8,397	*	Tuesday Morning Corp	254
1,684,699		Wal-Mart Stores, Inc	89,373

		TOTAL GENERAL
		MERCHANDISE STORES	172,806

HEALTH SERVICES—0.77%
30,221	*	Accredo Health, Inc	955
16,206	e*	American Healthways, Inc	387
11,573	*	Amsurg Corp	439

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-25

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

HEALTH SERVICES—(Continued)
34,626	*	Apria Healthcare Group, Inc	$ 986
58,444	*	Beverly Enterprises, Inc	502
166,025	*	Caremark Rx, Inc	4,205
7,077	*	Chronimed, Inc	60
31,361	*	Community Health
		Systems, Inc	834
4,011	*	Corvel Corp	151
29,156	*	Coventry Health Care, Inc	1,880
18,082	*	Cross Country Healthcare,
		Inc	270
9,550	e*	CryoLife, Inc	55
6,155	*	Curative Health Services,
		Inc	85
37,817	*	DaVita, Inc	1,475
3,084	e*	Dynacq Healthcare, Inc	24
13,855	*	Enzo Biochem, Inc	248
39,314	*	Express Scripts, Inc	2,612
57,075	*	First Health Group Corp	1,111
7,795	*	Genesis HealthCare Corp	178
15,301	*	Gentiva Health Services,
		Inc	193
311,112		HCA, Inc	13,365
150,936	e	Health Management
		Associates, Inc
		(Class A)	3,622
35,152		Hooper Holmes, Inc	217
3,482	*	IMPAC Medical Systems,
		Inc	89
18,558	*	Inveresk Research Group,
		Inc	459
7,473	*	Kindred Healthcare, Inc	388
5,491	*	LabOne, Inc	178
93,926	*	Laboratory Corp Of
		America Holdings	3,471
23,836	*	LifePoint Hospitals, Inc	702
61,172	*	Lincare Holdings, Inc	1,837
56,981		Manor Care, Inc	1,970
5,446	*	Matria Healthcare, Inc	115
13,515	e*	MIM Corp	95
4,992	*	National Healthcare Corp	99
15,591	*	NeighborCare, Inc	308
20,041	*	Odyssey HealthCare, Inc	586
7,330	*	Option Care, Inc	78
31,058	e*	Orthodontic Centers
		Of America, Inc	250
14,986	*	Pediatrix Medical Group,
		Inc	826
28,650	*	Province Healthcare Co	458
9,830	*	RehabCare Group, Inc	209
30,345	*	Renal Care Group, Inc	1,250
29,076		Select Medical Corp	473
3,930	*	Specialty Laboratories, Inc	66
10,538	e*	Sunrise Senior Living, Inc	$ 408
295,937	*	Tenet Healthcare Corp	4,750
47,467	*	Triad Hospitals, Inc	1,579
7,721	*	U.S. Physical Therapy, Inc	121
10,931	*	United Surgical Partners
		International, Inc	366
31,073		Universal Health Services,
		Inc (Class B)	1,669
19,323	*	VCA Antech, Inc	599
7,404	*	VistaCare, Inc (Class A)	260

		TOTAL HEALTH SERVICES	57,513

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.01%
20,500		Granite Construction, Inc	482
13,749	*	Insituform Technologies,
		Inc (Class A)	227

		TOTAL HEAVY CONSTRUCTION,
		EXCEPT BUILDING	709

HOLDING AND OTHER INVESTMENT OFFICES—2.19%
7,458	*	4Kids Entertainment, Inc	194
9,740		Acadia Realty Trust	122
6,320		Alabama National Bancorp	332
1,223	*	Alexander’s, Inc	152
12,050		Alexandria Real Estate
		Equities, Inc	698
7,939		Allegiant Bancorp, Inc	223
79,376	e	Allied Capital Corp	2,213
47,586		AMB Property Corp	1,565
15,750		Amcore Financial, Inc	426
12,252		American Home Mortgage
		Investment Corp	276
2,899		American Land Lease, Inc	58
4,562		American Mortgage
		Acceptance Co	74
1,209	*	American Realty Investors,
		Inc	11
10,870		AMLI Residential
		Properties Trust	291
59,266	e	Annaly Mortgage
		Management, Inc	1,090
31,045		Anthracite Capital, Inc	344
24,845		Anworth Mortgage Asset
		Corp	346
59,591		Apartment Investment &
		Management Co
		(Class A)	2,056
115,562		Archstone-Smith Trust	3,233
35,704		Arden Realty, Inc	1,083
9,258		Associated Estates Realty
		Corp	68

EQ-26 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
38,987		AvalonBay Communities,
		Inc	$ 1,864
8,015		Bedford Property Investors,
		Inc	229
44,145		Boston Properties, Inc	2,127
12,005	*	Boykin Lodging Co	110
17,757		Brandywine Realty Trust	475
30,974		BRE Properties, Inc
		(Class A)	1,035
35,697		Brookline Bancorp, Inc	548
1,972		BRT Realty Trust	57
21,122		Camden Property Trust	936
15,753		Capital Automotive REIT	504
5,945		Capitol Bancorp Ltd	169
6,711	e	Capstead Mortgage Corp	113
32,583		CarrAmerica Realty Corp	970
13,247		CBL & Associates
		Properties, Inc	748
14,700		Centerpoint Properties
		Trust	1,101
22,503		Chelsea Property Group, Inc	1,233
3,486		Cherokee, Inc	79
10,851	e	Colonial Properties Trust	430
26,067		Commercial Net Lease
		Realty, Inc	464
4,874		Community Banks, Inc	192
23,255		Community First
		Bankshares, Inc	673
7,103		Connecticut Bancshares,
		Inc	366
36,424		Cornerstone Realty Income
		Trust, Inc	319
18,733		Corporate Office Properties
		Trust	393
6,566		Correctional Properties Trust	189
21,939		Cousins Properties, Inc	671
49,554		Crescent Real Estate
		Equities Co	849
6,990	*	Criimi MAE, Inc	73
47,950		Developers Diversified
		Realty Corp	1,610
86,505		Duke Realty Corp	2,682
10,404		Eastgroup Properties, Inc	337
12,856		Entertainment
		Properties Trust	446
25,186		Equity Inns, Inc	228
255,368		Equity Office Properties
		Trust	7,316
18,899		Equity One, Inc	319
172,855	e	Equity Residential	5,101
11,361		Essex Property Trust, Inc	$ 730
27,504		Federal Realty Investment
		Trust	1,056
30,649	*	FelCor Lodging Trust, Inc	340
2,816		First Defiance Financial
		Corp	75
7,600		First Indiana Corp	143
24,800		First Industrial Realty
		Trust, Inc	837
44,742		First Niagara Financial
		Group, Inc	667
7,137		First Place Financial Corp	139
38,800		Fremont General Corp	656
47,792		Friedman Billings Ramsey
		Group, Inc	1,103
17,300		Gables Residential Trust	601
136,088		General Growth Properties,
		Inc	3,776
5,862		German American Bancorp	103
5,330		Gladstone Capital Corp	119
10,993		Glenborough Realty Trust,
		Inc	219
19,407	e	Glimcher Realty Trust	434
8,631	e	Great Lakes REIT	136
32,753	e	Greater Bay Bancorp	933
6,970	*	Hawthorne Financial Corp	195
41,061		Health Care Property
		Investors, Inc	2,086
31,206		Health Care REIT, Inc	1,123
26,420	e	Healthcare Realty Trust,
		Inc	945
11,869		Heritage Property
		Investment Trust	338
34,000		Highwoods Properties, Inc	864
19,598		Home Properties, Inc	792
37,129		Hospitality Properties Trust	1,533
175,960	*	Host Marriott Corp	2,168
89,542		HRPT Properties Trust	903
33,650		IMPAC Mortgage Holdings,
		Inc	613
30,549		Independence Community
		Bank Corp	1,099
15,960		Innkeepers U.S.A. Trust	134
22,087		Investors Real Estate Trust	219
63,067		iStar Financial, Inc	2,453
13,254		Keystone Property Trust	293
16,205		Kilroy Realty Corp	531
61,156		Kimco Realty Corp	2,737
12,031		Koger Equity, Inc	252
13,735		Kramont Realty Trust	249
85,578	*	La Quinta Corp	549
13,735		LaSalle Hotel Properties	255

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-27

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
22,890		Lexington Corporate
		Properties Trust	$ 462
49,881	e	Liberty Property Trust	1,940
11,060	*	Local Financial Corp	230
8,201		LTC Properties, Inc	121
36,767		Macerich Co	1,636
36,732		Mack-Cali Realty Corp	1,529
8,722		Manufactured Home
		Communities, Inc	328
2,213		MASSBANK Corp	94
36,540	*	Meristar Hospitality Corp	238
38,119	e	MFA Mortgage Investments,
		Inc	372
9,855		Mid-America Apartment
		Communities, Inc	331
23,106		Mills Corp	1,017
9,692		Mission West Properties,
		Inc	126
12,215		National Health Investors,
		Inc	304
3,511		National Health Realty, Inc	69
37,057		Nationwide Health
		Properties, Inc	724
61,635		New Plan Excel Realty Trust	1,521
17,412		Newcastle Investment Corp	472
12,644	e	Novastar Financial, Inc	543
10,517		Omega Healthcare
		Investors, Inc	98
9,099		Oriental Financial Group,
		Inc	234
25,088		Pan Pacific Retail
		Properties, Inc	1,195
6,387		Parkway Properties, Inc	266
18,318		Pennsylvania Real Estate
		Investment Trust	665
116,129		Plum Creek Timber Co, Inc	3,536
84,242		Popular, Inc	3,786
20,219		Post Properties, Inc	565
20,717		Prentiss Properties Trust	683
11,553	*	Price Legacy Corp	44
4,400		PrivateBancorp, Inc	200
103,633		Prologis	3,326
8,900		Prosperity Bancshares, Inc	200
2,052		Provident Bancorp, Inc	96
8,122		PS Business Parks, Inc	335
63,308		Public Storage, Inc	2,747
3,184		Quaker City Bancorp, Inc	148
13,878		RAIT Investment Trust	355
6,549		Ramco-Gershenson
		Properties	185
23,900		Realty Income Corp	956

31,625		Reckson Associates Realty
		Corp	$ 768
8,786		Redwood Trust, Inc	447
16,395		Regency Centers Corp	653
49,103		Rouse Co	2,308
9,217		Sandy Spring Bancorp, Inc	345
6,700		Saul Centers, Inc	192
28,166		Senior Housing Properties
		Trust	485
27,844		Shurgard Storage Centers,
		Inc (Class A)	1,048
83,400		Simon Property Group, Inc	3,865
6,532	e	Sizeler Property Investors	70
20,082		SL Green Realty Corp	824
8,856		Sovran Self Storage, Inc	329
7,140		Suffolk Bancorp	247
16,273		Summit Properties, Inc	391
8,490		Sun Communities, Inc	329
25,125		Susquehanna Bancshares,
		Inc	628
4,466		Tanger Factory Outlet
		Centers, Inc	182
28,105		Taubman Centers, Inc	579
44,936		Thornburg Mortgage, Inc	1,222
5,300		Tompkins Trustco, Inc	244
9,100	e	Town & Country Trust	231
2,000	*	Transcontinental Realty
		Investors, Inc	33
51,161		Trizec Properties, Inc	788
14,230	e	U.S. Restaurant Properties,
		Inc	242
76,349		United Dominion Realty
		Trust, Inc	1,466
3,141		United Mobile Homes, Inc	53
12,107		United National Bancorp	433
6,685		Universal Health Realty
		Income Trust	201
12,829		Urstadt Biddle Properties,
		Inc (Class A)	182
46,732		Ventas, Inc	1,028
51,023		Vornado Realty Trust	2,794
589,883	e	Washington Mutual, Inc	23,666
23,012		Washington Real Estate
		Investment Trust	672
20,869		Waypoint Financial Corp	453
29,301		Weingarten Realty Investors	1,299
2,941		Westfield Financial, Inc	70
13,928		Winston Hotels, Inc	142

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	162,795

EQ-28 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

HOTELS AND OTHER LODGING PLACES—0.29%
6,395	*	Ameristar Casinos, Inc	$ 156
16,300	*	Boca Resorts, Inc (Class A)	244
20,141		Boyd Gaming Corp	325
12,527		Choice Hotels International,
		Inc	442
45,331		Extended Stay America, Inc	656
213,775		Hilton Hotels Corp	3,662
31,208		Mandalay Resort Group	1,396
12,275		Marcus Corp	201
125,120		Marriott International, Inc
		(Class A)	5,781
43,408	*	MGM Mirage	1,633
178,802	*	Park Place Entertainment
		Corp	1,936
13,909	*	Pinnacle Entertainment, Inc	130
26,000	*	Prime Hospitality Corp	265
120,660		Starwood Hotels & Resorts
		Worldwide, Inc	4,340
11,256	*	Vail Resorts, Inc	191
17,380	*	Wynn Resorts Ltd	487

		TOTAL HOTELS AND OTHER
		LODGING PLACES	21,845

INDUSTRIAL MACHINERY AND EQUIPMENT—7.35%
495,636	e	3M Co	42,144
5,602	*	Aaon, Inc	109
13,558	*	Actuant Corp	491
68,650	*	Adaptec, Inc	606
38,700	*	Advanced Digital
		Information Corp	542
43,940	*	AGCO Corp	885
3,167		Alamo Group, Inc	48
38,968	*	American Standard Cos, Inc	3,924
2,647		Ampco-Pittsburgh Corp	36
230,840	*	Apple Computer, Inc	4,933
1,049,290	*	Applied Materials, Inc	23,557
9,100	*	Astec Industries, Inc	112
3,935	*	ASV, Inc	147
29,236	*	Asyst Technologies, Inc	507
26,333	*	Avocent Corp	962
60,828	*	Axcelis Technologies, Inc	622
213,491		Baker Hughes, Inc	6,866
2,209		BHA Group Holdings, Inc	56
49,297		Black & Decker Corp	2,431
11,587		Black Box Corp	534
2,333	*	Blount International, Inc	18
13,742		Briggs & Stratton Corp	926
23,075	*	Brooks Automation, Inc	558
6,394		Cascade Corp	143
218,519		Caterpillar, Inc	18,141

42,351	*	Cirrus Logic, Inc	$ 325
4,448,789	*	Cisco Systems, Inc	108,061
16,664	*	Computer Network
		Technology Corp	159
36,541	*	Concurrent Computer Corp	160
29,863	*	Cooper Cameron Corp	1,392
42,859	*	Cray, Inc	426
21,795		Cummins, Inc	1,067
8,900	*	Cuno, Inc	401
21,800	*	Cymer, Inc	1,007
151,895		Deere & Co	9,881
1,443,950	*	Dell, Inc	49,037
45,595		Diebold, Inc	2,456
24,051		Donaldson Co, Inc	1,423
21,977	*	Dot Hill Systems Corp	333
128,487		Dover Corp	5,107
3,545	*	Dril-Quip, Inc	58
47,105		Eaton Corp	5,086
30,800	*	Electronics For Imaging,
		Inc	801
1,495,456	e*	EMC Corp	19,321
52,378	*	Emulex Corp	1,397
10,965		Engineered Support
		Systems, Inc	604
12,354	*	EnPro Industries, Inc	172
13,100	*	Esterline Technologies Corp	349
21,025	e*	FalconStor Software, Inc	184
7,502	*	Fargo Electronics, Inc	95
31,586	*	Flowserve Corp	660
36,858	*	FMC Technologies, Inc	859
10,111	*	Gardner Denver, Inc	241
138,792	*	Gateway, Inc	638
3,737	*	General Binding Corp	67
14,190	*	Global Power Equipment
		Group, Inc	95
4,415		Gorman-Rupp Co	117
28,737		Graco, Inc	1,152
61,163	*	Grant Prideco, Inc	796
1,934,858		Hewlett-Packard Co	44,444
8,822	*	Hydril	211
18,466	*	Hypercom Corp	88
17,332		IDEX Corp	721
23,464	*	InFocus Corp	227
8,770	*	Interland, Inc	57
1,026,436		International Business
		Machines Corp	95,130
216,716		International Game
		Technology	7,737
33,625		Iomega Corp	201
58,386		ITT Industries, Inc	4,333
26,675		JLG Industries, Inc	406
27,552		Joy Global, Inc	720
7,445	*	Kadant, Inc	161

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-29

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
16,705		Kaydon Corp	$ 432
20,909		Kennametal, Inc	831
14,305	e*	Komag, Inc	209
30,800	*	Kulicke & Soffa Industries,
		Inc	443
80,167	*	Lam Research Corp	2,589
27,420		Lennox International, Inc	458
74,697	*	Lexmark International, Inc	5,874
20,305		Lincoln Electric Holdings,
		Inc	502
7,300		Lindsay Manufacturing Co	184
3,318		Lufkin Industries, Inc	96
16,406		Manitowoc Co, Inc	512
124,096	*	Maxtor Corp	1,377
1,800	*	Mestek, Inc	35
10,492	*	Micros Systems, Inc	455
24,032	e*	Milacron, Inc	100
15,800		Modine Manufacturing Co	426
2,982		Nacco Industries, Inc
		(Class A)	267
50,912	e*	National-Oilwell, Inc	1,138
190,903	*	Network Appliance, Inc	3,919
16,178		Nordson Corp	559
15,541	*	Oil States International, Inc	217
9,183	*	Omnicell, Inc	149
5,487	*	Overland Storage, Inc	103
72,403		Pall Corp	1,943
23,140	*	PalmOne, Inc	272
74,990		Parker Hannifin Corp	4,462
18,080	*	Paxar Corp	242
31,312		Pentair, Inc	1,431
148,584		Pitney Bowes, Inc	6,035
9,183	*	Planar Systems, Inc	223
18,200	e*	Presstek, Inc	132
14,999	*	ProQuest Co	442
90,029	*	Quantum Corp	281
14,500	*	Rainbow Technologies, Inc	163
6,900		Robbins & Myers, Inc	131
43,285	*	Sandisk Corp	2,646
6,258		Sauer-Danfoss, Inc	101
4,249		Schawk, Inc	58
31,470	*	Scientific Games Corp
		(Class A)	535
10,800	*	Semitool, Inc	116
10,650	e*	Sigma Designs, Inc	80
121,346	e*	Silicon Graphics, Inc	166
3,671	*	Simpletech, Inc	22
53,903	*	Smith International, Inc	2,238
494,833	*	Solectron Corp	2,924
49,412	*	SPX Corp	2,906
6,800		Standex International Corp	190

17,350		Stewart & Stevenson
		Services, Inc	$ 244
69,100	*	Storage Technology Corp	1,779
145,404		Symbol Technologies, Inc	2,456
10,245		Tecumseh Products Co
		(Class A)	496
5,200		Tennant Co	225
27,111	*	Terex Corp	772
9,387		Thomas Industries, Inc	325
36,832		Timken Co	739
15,400		Toro Co	715
12,927	*	Ultratech, Inc	380
29,218	*	UNOVA, Inc	671
14,417	*	Veeco Instruments, Inc	407
125,386	*	Western Digital Corp	1,478
5,714		Woodward Governor Co	325
468,773	e*	Xerox Corp	6,469
24,900		York International Corp	916
23,441	*	Zebra Technologies Corp
		(Class A)	1,556

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	546,228

INSTRUMENTS AND RELATED PRODUCTS—2.88%
13,727	*	Aclara BioSciences, Inc	50
15,270	e*	Advanced Medical Optics,
		Inc	300
11,463	*	Advanced Neuromodulation
		Systems, Inc	527
298,789	*	Agilent Technologies, Inc	8,737
18,971	e*	Aksys Ltd	168
10,840	*	Alaris Medical Systems, Inc	165
26,942	*	Align Technology, Inc	445
13,074	*	American Medical Systems
		Holdings, Inc	285
4,800		Analogic Corp	197
132,593		Applera Corp (Applied
		Biosystems Group)	2,746
14,828		Arrow International, Inc	370
12,765	*	Arthrocare Corp	313
5,241	*	Aspect Medical Systems,
		Inc	60
32,985		Bard (C.R.), Inc	2,680
33,459		Bausch & Lomb, Inc	1,737
378,905		Baxter International, Inc	11,564
2,200	*	Baxter International, Inc
		(Contingent Value Rts)	0
38,498		Beckman Coulter, Inc	1,957
161,574		Becton Dickinson & Co	6,647
6,694		BEI Technologies, Inc	134
11,657	e*	Biolase Technology, Inc	194

EQ-30 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
163,706		Biomet, Inc	$ 5,961
11,066	*	Bio-Rad Laboratories, Inc
		(Class A)	638
408,312	*	Boston Scientific Corp	15,010
11,876	*	Bruker BioSciences Corp	54
4,359	*	Candela Corp	79
3,834	*	Cantel Medical Corp	62
32,424	*	Cardiac Science, Inc	129
19,778	*	Cardiodynamics
		International Corp	118
19,165	*	Cepheid, Inc	184
7,983	*	Cerus Corp	36
7,700	*	Cholestech Corp	59
4,400	*	Closure Medical Corp	149
21,663		Cognex Corp	612
18,369	*	Coherent, Inc	437
13,301		Cohu, Inc	255
7,426	*	Cole National Corp	149
10,990	e*	Conceptus, Inc	117
13,700	*	Concord Camera Corp	127
18,250	*	Conmed Corp	434
19,384		Cooper Cos, Inc	914
39,290	*	Credence Systems Corp	517
14,778	e*	CTI Molecular Imaging, Inc	250
12,615	*	Cyberonics, Inc	404
70,476	*	Cytyc Corp	970
6,700		Datascope Corp	240
49,999		Dentsply International, Inc	2,258
10,581	*	Dionex Corp	487
3,742	*	DJ Orthopedics, Inc	100
15,494	*	DRS Technologies, Inc	430
181,710	e	Eastman Kodak Co	4,664
9,397		EDO Corp	232
38,322	*	Edwards Lifesciences Corp	1,153
7,321	*	ESCO Technologies, Inc	320
3,356	*	Exactech, Inc	50
5,600	*	Excel Technology, Inc	184
15,116	*	FEI Co	340
29,659	*	Fisher Scientific
		International, Inc	1,227
20,874	*	Flir Systems, Inc	762
15,148	*	Fossil, Inc	424
196,186		Guidant Corp	11,810
9,742	*	Haemonetics Corp	233
12,469	*	Hanger Orthopedic
		Group, Inc	194
6,804	*	Herley Industries, Inc	141
12,247	*	Hologic, Inc	212
6,481	e*	ICU Medical, Inc	222
11,554	*	Igen International, Inc	681
6,778	*	Ii-Vi, Inc	175

16,884	*	Inamed Corp	$ 811
27,368	e*	Input/Output, Inc	123
11,249	e*	Integra LifeSciences
		Holding	322
11,409	*	Interpore International	148
14,398	*	Intuitive Surgical, Inc	246
16,533		Invacare Corp	667
10,908	e*	Invision Technologies, Inc	366
11,100	e*	Ionics, Inc	354
9,315	*	I-Stat Corp	143
12,955	*	Itron, Inc	238
14,790	*	Ixia	173
7,800		Keithley Instruments, Inc	143
4,798	*	Kensey Nash Corp	112
120,772	*	KLA-Tencor Corp	7,086
5,991	e*	KVH Industries, Inc	165
11,579	*	Kyphon, Inc	288
8,088	*	Laserscope	126
38,366	*	Lexar Media, Inc	669
33,124	*	LTX Corp	498
4,387	*	Medical Action Industries,
		Inc	82
773,103		Medtronic, Inc	37,581
26,065		Mentor Corp	627
14,064	*	Merit Medical Systems, Inc	313
21,976	*	Mettler-Toledo International,
		Inc	928
5,631	*	Micro Therapeutics, Inc	18
29,019	*	Millipore Corp	1,249
4,409		Mine Safety Appliances Co	351
16,554	*	MKS Instruments, Inc	480
8,162	*	Molecular Devices Corp	155
5,278		Movado Group, Inc	149
12,932		MTS Systems Corp	249
24,372	*	Newport Corp	403
9,234	*	Novoste Corp	44
15,400		Oakley, Inc	213
11,943	*	Ocular Sciences, Inc	343
28,138	e*	Orbital Sciences Corp	338
20,114	*	Orthologic Corp	123
9,248	*	Osteotech, Inc	81
70,894		PerkinElmer, Inc	1,210
10,189	*	Photon Dynamics, Inc	410
38,400	*	Pinnacle Systems, Inc	328
9,464	*	Possis Medical, Inc	187
260,381		Raytheon Co	7,822
21,094	*	Resmed, Inc	876
21,258	*	Respironics, Inc	959
3,495	*	Retractable Technologies,
		Inc	21
105,078		Rockwell Automation, Inc	3,741
6,551	*	Rofin-Sinar Technologies,
		Inc	226

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-31

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
17,380		Roper Industries, Inc	$ 856
7,201	*	Rudolph Technologies, Inc	177
16,019	*	Sola International, Inc	301
9,365	e*	Sonic Solutions, Inc	143
8,846	*	SonoSite, Inc	190
114,202	*	St. Jude Medical, Inc	7,006
11,770	*	Staar Surgical Co	133
13,841	*	Star Scientific, Inc	25
43,885	*	Steris Corp	992
87,757		Stryker Corp	7,460
24,353	*	Sybron Dental Specialties,
		Inc	684
6,176	*	Synovis Life Technologies,
		Inc	126
3,046		Sypris Solutions, Inc	51
25,758	*	Techne Corp	973
48,791		Tektronix, Inc	1,542
22,004		Teleflex, Inc	1,063
116,801	*	Teradyne, Inc	2,973
17,800	*	Theragenics Corp	97
15,118	*	Therasense, Inc	307
102,682	*	Thermo Electron Corp	2,588
29,985	*	Thoratec Corp	390
20,206	*	Trimble Navigation Ltd	752
13,403	*	TriPath Imaging, Inc	105
6,378		United Industrial Corp	115
43,066	*	Varian Medical Systems,
		Inc	2,976
18,570	*	Varian, Inc	775
7,500	*	Ventana Medical Systems,
		Inc	296
18,908	*	Viasys Healthcare, Inc	390
27,353	*	Visx, Inc	633
5,457	e*	Vital Images, Inc	97
3,521		Vital Signs, Inc	115
23,597	e*	Vivus, Inc	89
78,950	*	Waters Corp	2,618
9,966	*	Wright Medical Group, Inc	303
12,659		X-Rite, Inc	143
2,714		Young Innovations, Inc	98
153,167	e*	Zimmer Holdings, Inc	10,783
5,171	*	Zoll Medical Corp	183
9,700	*	Zygo Corp	160

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	214,373

INSURANCE AGENTS, BROKERS AND SERVICE—0.40%
161,714		AON Corp	3,871
31,288		Brown & Brown, Inc	1,020
9,529	*	Clark, Inc	183

14,025		Crawford & Co (Class B)	$ 99
57,254		Gallagher (Arthur J.) & Co	1,860
20,000		Hilb, Rogal & Hamilton Co	641
339,546		Marsh & McLennan Cos,
		Inc	16,261
171,544	*	Medco Health Solutions,
		Inc	5,831
14,200	*	USI Holdings Corp	185

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	29,951

INSURANCE CARRIERS—4.68%
17,800		21st Century Insurance
		Group	245
45,641	*	AdvancePCS	2,403
91,289		Aetna, Inc	6,169
325,578		Aflac, Inc	11,779
19,901		Alfa Corp	256
2,744	*	Alleghany Corp	611
33,594	*	Allmerica Financial Corp	1,034
446,368		Allstate Corp	19,203
51,898		Ambac Financial Group,
		Inc	3,601
21,217		American Financial Group,
		Inc	561
1,455,046		American International
		Group, Inc	96,440
7,173	*	American Medical Security
		Group, Inc	161
6,386		American National
		Insurance Co	539
5,463	*	American Physicians
		Capital, Inc	101
15,085	*	AMERIGROUP Corp	643
24,572		AmerUs Group Co	859
87,808	*	Anthem, Inc	6,586
15,258	*	Argonaut Group, Inc	237
4,373		Baldwin & Lyons, Inc
		(Class B)	123
41,055		Berkley (W.R.) Corp	1,435
10,878	*	Centene Corp	305
117,621		Chubb Corp	8,010
88,980		Cigna Corp	5,116
86,496		Cincinnati Financial Corp	3,622
18,335	*	Citizens, Inc	173
14,047	*	CNA Financial Corp	339
9,118	*	CNA Surety Corp	87
14,731		Commerce Group, Inc	582
15,634		Delphi Financial Group, Inc
		(Class A)	563
1,845		Donegal Group, Inc	41
1,197		EMC Insurance Group, Inc	25
1,913	*	Enstar Group, Inc	90

EQ-32 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

INSURANCE CARRIERS—(Continued)
16,448		Erie Indemnity Co
		(Class A)	$ 697
7,436		FBL Financial Group, Inc
		(Class A)	192
86,001		Fidelity National Financial,
		Inc	3,335
4,481	*	Financial Industries Corp	63
43,224		First American Corp	1,287
3,733		Great American Financial
		Resources, Inc	61
18,959		Harleysville Group, Inc	377
179,198		Hartford Financial Services
		Group, Inc	10,578
39,493		HCC Insurance Holdings,
		Inc	1,256
64,565	*	Health Net, Inc	2,111
9,796	*	HealthExtras, Inc	131
24,745		Horace Mann Educators
		Corp	346
102,544	*	Humana, Inc	2,343
1,671		Independence Holding Co	40
7,878		Infinity Property &
		Casualty Corp	260
90,194		Jefferson-Pilot Corp	4,568
183,359		John Hancock Financial
		Services, Inc	6,876
2,078		Kansas City Life
		Insurance Co	96
11,540		Landamerica Financial
		Group, Inc	603
32,576		Leucadia National Corp	1,502
112,697		Lincoln National Corp	4,550
82,312		Loews Corp	4,070
5,242	*	Markel Corp	1,329
91,292		MBIA, Inc	5,407
16,551		Mercury General Corp	770
215,475		MetLife, Inc	7,255
45,722		MGIC Investment Corp	2,603
29,208	*	Mid Atlantic Medical
		Services, Inc	1,893
4,300		Midland Co	102
27,815	e*	MONY Group, Inc	870
1,100	*	National Western Life
		Insurance Co (Class A)	170
35,722		Nationwide Financial
		Services, Inc (Class A)	1,181
3,829	*	Navigators Group, Inc	118
1,223		NYMAGIC, Inc	34
9,757	e	Odyssey Re Holdings Corp	220
35,484	*	Ohio Casualty Corp	616
114,904		Old Republic International
		Corp	2,914
52,970		Oxford Health Plans, Inc	$ 2,304
25,037	*	Pacificare Health Systems,
		Inc	1,693
5,211		Penn-America Group, Inc	69
10,055	*	Philadelphia Consolidated
		Holding Corp	491
59,831	e	Phoenix Cos, Inc	720
3,338	*	Pico Holdings, Inc	52
15,137	e*	PMA Capital Corp (Class A)	78
56,491		PMI Group, Inc	2,103
12,442		Presidential Life Corp	164
184,189		Principal Financial Group	6,091
14,741	*	ProAssurance Corp	474
123,780		Progressive Corp	10,347
40,193		Protective Life Corp	1,360
349,857		Prudential Financial, Inc	14,614
59,314		Radian Group, Inc	2,892
15,163		Reinsurance Group of
		America, Inc	586
11,502		RLI Corp	431
82,253		Safeco Corp	3,202
6,160		Safety Insurance Group,
		Inc	105
16,900		Selective Insurance Group,
		Inc	547
14,675	*	Sierra Health Services, Inc	403
133,259	e	St. Paul Cos, Inc	5,284
18,366		Stancorp Financial Group,
		Inc	1,155
7,900		State Auto Financial Corp	185
10,533		Stewart Information
		Services Corp	427
73,761		Torchmark Corp	3,359
13,258		Transatlantic Holdings, Inc	1,071
246,261		Travelers Property
		Casualty Corp (Class A)	4,132
289,372		Travelers Property
		Casualty Corp (Class B)	4,911
4,801	*	Triad Guaranty, Inc	242
23,718	*	UICI	315
4,452		United Fire & Casualty Co	180
352,057		UnitedHealth Group, Inc	20,483
28,535		Unitrin, Inc	1,182
13,817	*	Universal American
		Financial Corp	137
182,671	e	UnumProvident Corp	2,881
14,121	*	WellChoice, Inc	487
93,703	*	Wellpoint Health Networks,
		Inc	9,088
801		Wesco Financial Corp	282

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-33

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

INSURANCE CARRIERS—(Continued)
5,312	e	Zenith National Insurance
		Corp	$ 173

		TOTAL INSURANCE
		CARRIERS	347,463

JUSTICE, PUBLIC ORDER AND SAFETY—0.00%
5,592	*	Wackenhut Corrections
		Corp	127

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	127

LEATHER AND LEATHER PRODUCTS—0.09%
11,048		Brown Shoe Co, Inc	419
115,324	*	Coach, Inc	4,353
15,238		K-Swiss, Inc (Class A)	367
8,803	*	Maxwell Shoe Co, Inc
		(Class A)	149
6,449	*	Steven Madden Ltd	132
11,576	*	Timberland Co (Class A)	603
1,587		Weyco Group, Inc	53
24,853		Wolverine World Wide, Inc	507

		TOTAL LEATHER AND
		LEATHER PRODUCTS	6,583

LEGAL SERVICES—0.00%
9,685	e*	Pre-Paid Legal Services, Inc	253

		TOTAL LEGAL SERVICES	253

LUMBER AND WOOD PRODUCTS—0.10%
3,640		American Woodmark Corp	200
31,700	*	Champion Enterprises, Inc	222
6,157		Deltic Timber Corp	187
158,769		Georgia-Pacific Corp	4,869
4,544	*	Modtech Holdings, Inc	38
30,209		Rayonier, Inc	1,254
3,900		Skyline Corp	136
7,696		Universal Forest Products,
		Inc	248

		TOTAL LUMBER AND WOOD
		PRODUCTS	7,154

METAL MINING—0.29%
5,178	*	Cleveland-Cliffs, Inc	264
110,847	e*	Coeur D’alene Mines Corp	641
83,325		Freeport-McMoRan
		Copper & Gold, Inc
		(Class A)	3,510
65,713	*	Hecla Mining Co	545
247,274		Newmont Mining Corp	12,020
52,825	*	Phelps Dodge Corp	4,019
10,240	e	Royal Gold, Inc	214
8,571		Southern Peru Copper Corp	404

27,544	*	Stillwater Mining Co	$ 264

		TOTAL METAL MINING	21,881

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.16%
20,715		Blyth, Inc	667
41,576	e	Callaway Golf Co	701
8,920	*	Daktronics, Inc	224
88,506		Hasbro, Inc	1,883
52,854	*	Identix, Inc	235
15,009	e*	Jakks Pacific, Inc	198
14,084	*	K2, Inc	214
11,336	e*	Leapfrog Enterprises, Inc	301
9,029	*	Lydall, Inc	92
278,808		Mattel, Inc	5,373
18,135	e	Nautilus Group, Inc	255
8,776	e*	Oneida Ltd	52
6,200		Penn Engineering &
		Manufacturing Corp	118
8,536	*	RC2 Corp	177
5,600		Russ Berrie & Co, Inc	190
10,679	e*	Shuffle Master, Inc	370
2,947	*	Steinway Musical
		Instruments, Inc	73
19,498	*	Yankee Candle Co, Inc	533

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	11,656

MISCELLANEOUS RETAIL—1.20%
10,627	*	1-800-Flowers.com, Inc
		(Class A)	118
7,794	*	AC Moore Arts & Crafts, Inc	150
20,329	e*	Alloy, Inc	106
139,698	*	Amazon.com, Inc	7,354
27,779	*	Barnes & Noble, Inc	913
7,917	*	Big 5 Sporting Goods Corp	166
4,281		Blair Corp	104
6,201	e*	Blue Rhino Corp	86
49,929		Borders Group, Inc	1,094
17,569		Cash America
		International, Inc	372
6,669	*	Coldwater Creek, Inc	73
249,891		CVS Corp	9,026
8,180	*	Dick’s Sporting Goods, Inc	398
15,797	*	Drugstore.com, Inc	87
13,314	*	Duane Reade, Inc	225
265,764	e*	eBay, Inc	17,166
3,510	*	Finlay Enterprises, Inc	50
12,459		Friedman’s, Inc (Class A)	84
2,200	*	FTD, Inc (Class A)	54
5,303	e*	Galyans Trading Co, Inc	64
9,496		Hancock Fabrics, Inc	138
6,714	*	Hibbett Sporting Goods, Inc	200

EQ-34 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

MISCELLANEOUS RETAIL—(Continued)
10,348	*	Jill (J.) Group, Inc	$ 132
18,700		Longs Drug Stores Corp	463
18,996	*	Marvel Enterprises, Inc	553
41,987		Michaels Stores, Inc	1,856
14,644		MSC Industrial Direct Co
		(Class A)	403
195,893	*	Office Depot, Inc	3,273
54,935		Omnicare, Inc	2,219
6,092	*	Overstock.com, Inc	121
6,886	*	Party City Corp	87
3,550	e*	PC Connection, Inc	30
22,456	*	Petco Animal Supplies, Inc	684
80,078		Petsmart, Inc	1,906
13,344	e*	Priceline.com, Inc	239
268,647	*	Rite Aid Corp	1,623
5,296	*	Sharper Image Corp	173
12,793	*	Sports Authority, Inc	491
22,661	*	Stamps.com, Inc	140
301,133	*	Staples, Inc	8,221
23,409	*	Summit America
		Television, Inc	92
5,600	*	Systemax, Inc	37
69,863		Tiffany & Co	3,158
11,200	*	Valuevision International,
		Inc (Class A)	187
649,720		Walgreen Co	23,637
6,217	*	Whitehall Jewellers, Inc	61
5,424		World Fuel Services Corp	184
17,633	*	Zale Corp	938

		TOTAL MISCELLANEOUS
		RETAIL	88,936

MOTION PICTURES—1.40%
19,659	*	AMC Entertainment, Inc	299
18,700	*	Avid Technology, Inc	898
21,787	e	Blockbuster, Inc (Class A)	391
1,130	*	Carmike Cinemas, Inc	39
32,907	*	Hollywood Entertainment
		Corp	452
1,741,022	*	Liberty Media Corp
		(Class A)	20,701
49,239	*	Metro-Goldwyn-Mayer, Inc	841
15,502		Movie Gallery, Inc	290
6,870	e*	NetFlix, Inc	376
7,810	*	Reading International, Inc	46
18,725		Regal Entertainment Group
		(Class A)	384
2,742,225	*	Time Warner, Inc	49,333
1,295,207		Walt Disney Co	30,217

		TOTAL MOTION PICTURES	104,267

NONDEPOSITORY INSTITUTIONS—2.23%
5,963	*	Accredited Home Lenders
		Holding Co	$ 182
13,790		Advanta Corp (Class A)	179
40,832	e	American Capital
		Strategies Ltd	1,214
728,472		American Express Co	35,134
92,320	e*	AmeriCredit Corp	1,471
136,210		Capital One Financial Corp	8,348
25,700		CharterMac	543
125,665		CIT Group, Inc	4,518
470	*	Citibank West FSB	0
8,758	*	CompuCredit Corp	186
104,082		Countrywide Financial Corp	7,895
8,024	*	Credit Acceptance Corp	123
54,793		Doral Financial Corp	1,769
26,287	e*	E-Loan, Inc	78
621,238		Fannie Mae	46,630
5,106	*	Federal Agricultural
		Mortgage Corp
		(Class C)	163
9,185	*	Financial Federal Corp	281
440,904		Freddie Mac	25,714
680,383		MBNA Corp	16,908
16,573		MCG Capital Corp	323
7,886		Medallion Financial Corp	75
16,812	e	Metris Cos, Inc	75
324		MFN Financial Corp
		Series C Wts 03/23/04	0
17,903	e	New Century Financial Corp	710
167,320	*	Providian Financial Corp	1,948
16,057	*	Saxon Capital, Inc	336
261,306		SLM Corp	9,846
2,700		Student Loan Corp	394
2,229	*	United PanAm Financial
		Corp	37
7,253		Westcorp	265
7,269	*	WFS Financial, Inc	309
10,245	*	World Acceptance Corp	204

		TOTAL NONDEPOSITORY
		INSTITUTIONS	165,858

NONMETALLIC MINERALS, EXCEPT FUELS—0.04%
12,328		Amcol International Corp	250
58,813		Vulcan Materials Co	2,798

		TOTAL NONMETALLIC
		MINERALS,
		EXCEPT FUELS	3,048

OIL AND GAS EXTRACTION—1.40%
158,304		Anadarko Petroleum Corp	8,075
102,590	e	Apache Corp	8,320
5,205	*	Atwood Oceanics, Inc	166

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-35

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

OIL AND GAS EXTRACTION—(Continued)
9,366		Berry Petroleum Co
		(Class A)	$ 190
94,116	*	BJ Services Co	3,379
127,421		Burlington Resources, Inc	7,057
16,067		Cabot Oil & Gas Corp
		(Class A)	472
21,954	*	Cal Dive International, Inc	529
117,888		Chesapeake Energy Corp	1,601
25,995	*	Cimarex Energy Co	694
1,946	*	Clayton Williams Energy,
		Inc	57
16,110	*	Comstock Resources, Inc	311
21,468	*	Denbury Resources, Inc	299
146,440		Devon Energy Corp	8,385
32,472		Diamond Offshore Drilling,
		Inc	666
5,389	*	Encore Acquisition Co	133
12,596	*	Energy Partners Ltd	175
94,879		ENSCO International, Inc	2,578
70,827		EOG Resources, Inc	3,270
24,678	*	Evergreen Resources, Inc	802
27,939	*	Forest Oil Corp	798
66	*	Forest Oil Corp
		Wts 02/15/04	0
66	*	Forest Oil Corp
		Wts 02/15/05	0
44,834	*	Global Industries Ltd	231
104,084	*	Grey Wolf, Inc	389
32,051	*	Hanover Compressor Co	357
21,721	*	Harvest Natural Resources,
		Inc	216
31,905		Helmerich & Payne, Inc	891
14,946	*	Horizon Offshore, Inc	66
8,400	*	Houston Exploration Co	307
23,342	*	KCS Energy, Inc	246
63,749		Kerr-McGee Corp	2,964
81,134	*	Key Energy Services, Inc	836
41,456	*	Magnum Hunter Resources,
		Inc	394
2,804	e*	Magnum Hunter Resources,
		Inc Wts 03/21/05	2
196,566		Marathon Oil Corp	6,504
6,653	e*	McMoRan Exploration Co	125
23,113	e*	Meridian Resource Corp	137
28,222	*	Newfield Exploration Co	1,257
44,408	*	Newpark Resources, Inc	213
36,361		Noble Energy, Inc	1,616
1,243	*	North Coast Energy, Inc	13
11,148	*	Nuevo Energy Co	269
240,553		Occidental Petroleum Corp	10,161
14,566	*	Oceaneering International,
		Inc	408
53,687	*	Parker Drilling Co	$ 137
18,720		Patina Oil & Gas Corp	917
50,800	*	Patterson-UTI Energy, Inc	1,672
4,500		Penn Virginia Corp	250
3,037	*	Petrocorp, Inc	41
10,074	*	Petroleum Development
		Corp	239
74,699	*	Pioneer Natural
		Resources Co	2,385
22,466	*	Plains Exploration &
		Production Co	346
37,719		Pogo Producing Co	1,822
69,107	e*	Pride International, Inc	1,288
5,600	*	Prima Energy Corp	197
6,348	*	Quicksilver Resources, Inc	205
28,826		Range Resources Corp	272
11,853	*	Remington Oil & Gas Corp	233
56,106	*	Rowan Cos, Inc	1,300
5,700		RPC, Inc	63
10,564	*	Seacor Smit, Inc	444
22,500	*	Southwestern Energy Co	538
15,791	*	Spinnaker Exploration Co	510
17,993		St. Mary Land &
		Exploration Co	513
14,200	*	Stone Energy Corp	603
29,639	*	Superior Energy Services,
		Inc	279
16,109	*	Swift Energy Co	271
11,194	*	Tetra Technologies, Inc	271
35,794		Tidewater, Inc	1,070
22,876	*	Tom Brown, Inc	738
10,090	*	Transmontaigne, Inc	65
24,739	*	Unit Corp	583
163,672		Unocal Corp	6,028
57,351	*	Varco International, Inc	1,183
19,602	*	Veritas DGC, Inc	205
31,300		Vintage Petroleum, Inc	377
19,574	*	Westport Resources Corp	584
13,754	*	W-H Energy Services, Inc	223
101,172		XTO Energy, Inc	2,863

		TOTAL OIL AND GAS
		EXTRACTION	104,274

PAPER AND ALLIED PRODUCTS—0.71%
29,613		Bemis Co	1,481
46,485		Boise Cascade Corp	1,527
32,808		Bowater, Inc	1,519
13,809	*	Buckeye Technologies, Inc	139
15,400	*	Caraustar Industries, Inc	213
8,253		Chesapeake Corp	219
17,626		Glatfelter	219
7,197		Greif, Inc (Class A)	256
303,738		International Paper Co	13,094

EQ-36 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

PAPER AND ALLIED PRODUCTS—(Continued)
322,551		Kimberly-Clark Corp	$ 19,060
32,000	*	Longview Fibre Co	395
118,940		MeadWestvaco Corp	3,538
37,057		Packaging Corp Of America	810
98,634	*	Pactiv Corp	2,357
17,102	*	Playtex Products, Inc	132
9,300		Pope & Talbot, Inc	164
16,500		Potlatch Corp	574
15,151		Rock-Tenn Co (Class A)	262
8,460		Schweitzer-Mauduit
		International, Inc	252
140,795	*	Smurfit-Stone Container
		Corp	2,615
58,338		Sonoco Products Co	1,436
29,538		Temple-Inland, Inc	1,851
22,754		Wausau-Mosinee Paper
		Corp	308

		TOTAL PAPER AND ALLIED
		PRODUCTS	52,421

PERSONAL SERVICES—0.19%
22,994	*	Alderwoods Group, Inc	217
5,208		Angelica Corp	115
76,487		Cintas Corp	3,834
13,300	e*	Coinstar, Inc	240
4,682		CPI Corp	95
11,172		G & K Services, Inc
		(Class A)	411
113,655		H & R Block, Inc	6,293
27,311		Regis Corp	1,079
189,693	*	Service Corp International	1,022
5,586		Unifirst Corp	132
26,463	*	Weight Watchers
		International, Inc	1,015

		TOTAL PERSONAL SERVICES	14,453

PETROLEUM AND COAL PRODUCTS—3.74%
45,326		Amerada Hess Corp	2,410
41,767		Ashland, Inc	1,840
677,085		ChevronTexaco Corp	58,493
430,364		ConocoPhillips	28,219
11,462		ElkCorp	306
4,232,380		ExxonMobil Corp	173,528
16,400		Frontier Oil Corp	282
15,298	*	Headwaters, Inc	300
6,391		Holly Corp	176
32,766		Lubrizol Corp	1,066
87,484		Lyondell Chemical Co	1,483
44,686		Murphy Oil Corp	2,918
21,101	*	Premcor, Inc	549
43,784		Sunoco, Inc	2,240
36,075	*	Tesoro Petroleum Corp	526
76,041		Valero Energy Corp	3,524

10,477		WD-40 Co	$ 370

		TOTAL PETROLEUM AND
		COAL PRODUCTS	278,230

PRIMARY METAL INDUSTRIES—0.53%
61,368	*	AK Steel Holding Corp	313
535,898		Alcoa, Inc	20,364
51,493		Allegheny Technologies, Inc	681
94,009	*	Andrew Corp	1,082
14,166		Belden, Inc	299
9,500	*	Brush Engineered
		Materials, Inc	145
27,000	*	Cable Design
		Technologies Corp	243
11,300		Carpenter Technology Corp	334
7,900	*	Century Aluminum Co	150
32,333	*	CommScope, Inc	528
9,240	e	Curtiss-Wright Corp	416
8,068	*	Encore Wire Corp	143
71,767		Engelhard Corp	2,149
24,250	*	General Cable Corp	198
4,896		Gibraltar Steel Corp	123
9,862	e*	Liquidmetal Technologies,
		Inc	28
16,180	*	Lone Star Technologies, Inc	259
17,816		Matthews International
		Corp (Class A)	527
26,343	*	Maverick Tube Corp	507
19,767	*	Mueller Industries, Inc	679
6,998		NN, Inc	88
9,013	*	NS Group, Inc	87
48,332		Nucor Corp	2,707
38,303		Precision Castparts Corp	1,739
10,305		Quanex Corp	475
11,300	*	RTI International Metals,
		Inc	191
12,899		Ryerson Tull, Inc	148
5,468		Schnitzer Steel Industries,
		Inc (Class A)	331
23,600	*	Steel Dynamics, Inc	554
12,869		Texas Industries, Inc	476
18,782		Tredegar Corp	292
65,214		United States Steel Corp	2,284
42,170		Worthington Industries, Inc	760

		TOTAL PRIMARY METAL
		INDUSTRIES	39,300

PRINTING AND PUBLISHING—0.82%
38,883	e*	American Greetings Corp
		(Class A)	850
15,119		Banta Corp	612
59,083		Belo Corp (Class A)	1,674
19,716		Bowne & Co, Inc	267
6,610	*	Consolidated Graphics, Inc	209

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-37

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

PRINTING AND PUBLISHING—(Continued)
3,619		Courier Corp	$ 139
2,979		CSS Industries, Inc	92
27,317		Dow Jones & Co, Inc	1,362
10,318		Ennis Business Forms, Inc	158
170,441		Gannett Co, Inc	15,197
17,720		Harland (John H.) Co	484
36,481		Harte-Hanks, Inc	793
29,887		Hollinger International, Inc	467
7,499	*	Information Holdings, Inc	166
19,692	*	Journal Register Co	408
51,939		Knight Ridder, Inc	4,019
27,995		Lee Enterprises, Inc	1,222
17,136	*	Mail-Well, Inc	79
6,852	*	Martha Stewart Living
		Omnimedia, Inc (Class A)	67
11,181		McClatchy Co (Class A)	769
120,984		McGraw-Hill Cos, Inc	8,459
10,270		Media General, Inc
		(Class A)	669
22,403		Meredith Corp	1,093
6,509		New England Business
		Services, Inc	192
90,440		New York Times Co
		(Class A)	4,322
8,383	*	Playboy Enterprises, Inc
		(Class B)	135
89,645	*	Primedia, Inc	254
4,664		Pulitzer, Inc	252
67,133		R.R. Donnelley & Sons Co	2,024
55,084		Reader’s Digest
		Association, Inc (Class A)	808
17,834	*	Scholastic Corp	607
19,699	e	Scripps (E.W.) Co (Class A)	1,854
9,980		Standard Register Co	168
4,990		Thomas Nelson, Inc	96
129,412		Tribune Co	6,678
28,792	*	Valassis Communications,
		Inc	845
3,174		Washington Post Co
		(Class B)	2,512
30,309		Wiley (John) & Sons, Inc
		(Class A)	789

		TOTAL PRINTING AND
		PUBLISHING	60,791

RAILROAD TRANSPORTATION—0.41%
236,384		Burlington Northern
		Santa Fe Corp	7,647
135,608		CSX Corp	4,874
12,748		Florida East Coast
		Industries	422
7,388	*	Genesee & Wyoming, Inc
		(Class A)	$ 233
39,511	*	Kansas City Southern
		Industries, Inc	566
247,217		Norfolk Southern Corp	5,847
161,172		Union Pacific Corp	11,198

		TOTAL RAILROAD
		TRANSPORTATION	30,787

REAL ESTATE—0.07%
3,361	*	Avatar Holdings, Inc	124
62,983		Catellus Development Corp	1,519
3,277		Consolidated-Tomoka
		Land Co	107
1,040	b*	Crescent Operating, Inc	0
18,234		Forest City Enterprises,
		Inc (Class A)	866
19,500	*	Jones Lang LaSalle, Inc	404
11,560	e	LNR Property Corp	572
941	*	Orleans Homebuilders, Inc	27
20,534		St. Joe Co	766
59,901	*	Stewart Enterprises, Inc
		(Class A)	340
3,084	*	Tarragon Realty
		Investors, Inc	51
17,805	*	Trammell Crow Co	236
1,570		United Capital Corp	33

		TOTAL REAL ESTATE	5,045

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.23%
9,440	*	Applied Films Corp	312
21,285		Aptargroup, Inc	830
7,300		Bandag, Inc	301
40,500		Cooper Tire & Rubber Co	866
94,172	e*	Goodyear Tire & Rubber Co	740
3,047	*	Gundle/SLT Environmental,
		Inc	63
16,500	*	Jarden Corp	451
10,733		Myers Industries, Inc	130
104,272		Nike, Inc (Class B)	7,138
1		Packaging Dynamics Corp	0
4,511		Quixote Corp	110
31,472		Reebok International Ltd	1,237
18,470		Schulman (A.), Inc	394
53,000	*	Sealed Air Corp	2,869
10,516	*	Skechers U.S.A., Inc
		(Class A)	86
14,732		Spartech Corp	363
4,621	e*	Trex Co, Inc	176
32,421		Tupperware Corp	562

EQ-38 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—(Continued)
11,009	*	Vans, Inc	$ 126

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS	16,754

SECURITY AND COMMODITY BROKERS—2.05%
47,746		A.G. Edwards, Inc	1,730
13,293	e*	Affiliated Managers Group,
		Inc	925
145,978	*	Ameritrade Holding Corp	2,054
62,932		Bear Stearns Cos, Inc	5,031
11,902		Blackrock, Inc	632
669,526		Charles Schwab Corp	7,927
2,941	e	Chicago Mercantile
		Exchange	213
213,245	*	E*Trade Financial Corp	2,698
43,810		Eaton Vance Corp	1,605
47,311		Federated Investors, Inc
		(Class B)	1,389
3,955		First Albany Cos, Inc	56
104,304		Franklin Resources, Inc	5,430
3,984		Gabelli Asset Management,
		Inc (Class A)	159
180,545		Goldman Sachs Group, Inc	17,825
74,750	*	Instinet Group, Inc	385
30,108	*	Investment Technology
		Group, Inc	486
41,151		Investors Financial
		Services Corp	1,581
151,788		Janus Capital Group, Inc	2,491
26,660		Jefferies Group, Inc	880
46,311	*	Knight Trading Group, Inc	678
31,604	e*	LaBranche & Co, Inc	369
41,244		Legg Mason, Inc	3,183
169,557	e	Lehman Brothers
		Holdings, Inc	13,093
587,624		Merrill Lynch & Co, Inc	34,464
672,032		Morgan Stanley	38,890
12,422		Nuveen Investments, Inc	331
24,729		Raymond James Financial,
		Inc	932
6,687		Sanders Morris Harris
		Group, Inc	83
46,231		SEI Investments Co	1,409
9,273	*	SoundView Technology
		Group, Inc	144
8,572		SWS Group, Inc	153
65,963		T Rowe Price Group, Inc	3,127
800		Value Line, Inc	40
46,767		Waddell & Reed Financial,
		Inc (Class A)	$ 1,097

		TOTAL SECURITY AND
		COMMODITY BROKERS	151,490

SOCIAL SERVICES—0.00%
7,542	*	Bright Horizons Family
		Solutions, Inc	317

		TOTAL SOCIAL SERVICES	317

SPECIAL TRADE CONTRACTORS—0.03%
30,457	*	Dycom Industries, Inc	817
8,996	*	EMCOR Group, Inc	395
20,145	*	Integrated Electrical
		Services, Inc	186
3,527	e*	John B. Sanfilippo & Son	180
10,026	*	Matrix Service Co	182
45,800	*	Quanta Services, Inc	334
6,304		Roto-Rooter, Inc	291

		TOTAL SPECIAL TRADE
		CONTRACTORS	2,385

STONE, CLAY, AND GLASS PRODUCTS—0.18%
4,262		Ameron International Corp	148
16,062		Apogee Enterprises, Inc	182
12,876	e*	Cabot Microelectronics
		Corp	631
6,582		CARBO Ceramics, Inc	337
4,000		Centex Construction
		Products, Inc	241
843,921	*	Corning, Inc	8,802
12,773		Florida Rock Industries, Inc	701
20,431		Lafarge North America, Inc	828
8,355		Libbey, Inc	238
67,616	*	Owens-Illinois, Inc	804
23,190	b,e*	USG Corp	384

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	13,296

TOBACCO PRODUCTS—1.05%
1,283,516		Altria Group, Inc	69,849
25,405		Loews Corp
		(Carolina Group)	641
53,571		R.J. Reynolds Tobacco
		Holdings, Inc	3,115
15,811		Universal Corp (Virginia)	698
106,137		UST, Inc	3,788
14,118		Vector Group Ltd	230

		TOTAL TOBACCO PRODUCTS	78,321

TRANSPORTATION BY AIR—0.39%
47,227	*	Airtran Holdings, Inc	562
14,608	*	Alaska Air Group, Inc	399
TRANSPORTATION BY AIR—(Continued)
18,434	e*	America West Holdings

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-39

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

		Corp (Class B)	$ 229
98,443	e*	AMR Corp	1,275
25,599	*	Atlantic Coast Airlines
		Holdings, Inc	253
41,985	*	Continental Airlines, Inc
		(Class B)	683
69,776	*	Delta Air Lines, Inc	824
18,642	*	ExpressJet Holdings, Inc	280
189,249		FedEx Corp	12,774
6,960	*	Forward Air Corp	191
21,574	*	Frontier Airlines, Inc	308
56,025	e*	JetBlue Airways Corp	1,486
5,394	*	MAIR Holdings, Inc	39
16,725	*	Mesa Air Group, Inc	209
38,180	e*	Northwest Airlines Corp	482
11,845	*	Offshore Logistics, Inc	290
2,063	*	Petroleum Helicopters (Vote)	51
36,067		Skywest, Inc	654
479,053	e	Southwest Airlines Co	7,732

		TOTAL TRANSPORTATION
		BY AIR	28,721

TRANSPORTATION EQUIPMENT—2.45%
19,812	*	AAR Corp	296
8,634	*	Aftermarket Technology
		Corp	118
18,356	*	American Axle &
		Manufacturing Holdings,
		Inc	742
9,360		Arctic Cat, Inc	231
39,324		ArvinMeritor, Inc	948
59,199		Autoliv, Inc	2,229
464,214		Boeing Co	19,562
53,493		Brunswick Corp	1,703
15,887		Clarcor, Inc	701
8,652		Coachmen Industries, Inc	157
2,662		Curtiss-Wright Corp
		(Class B)	120
93,643		Dana Corp	1,718
304,517		Delphi Corp	3,109
4,324	*	Ducommun, Inc	97
10,073	*	Dura Automotive Systems,
		Inc	129
6,340	*	Fairchild Corp (Class A)	32
30,635		Federal Signal Corp	537
24,200	e*	Fleetwood Enterprises, Inc	248
1,115,070		Ford Motor Co	17,841
20,300		GenCorp, Inc	219
112,131		General Dynamics Corp	10,136
293,286		General Motors Corp	15,661
47,009		Gentex Corp	2,076

110,370		Genuine Parts Co	$ 3,664
74,690		Goodrich Corp	2,218
3,037	*	Greenbrier Cos, Inc	51
191,778		Harley-Davidson, Inc	9,115
7,918		Heico Corp	144
526,524		Honeywell International, Inc	17,602
13,100		Kaman Corp (Class A)	167
233,555		Lockheed Martin Corp	12,005
3,367		Marine Products Corp	63
16,006	*	Monaco Coach Corp	381
35,119	*	Navistar International Corp	1,682
110,131		Northrop Grumman Corp	10,529
19,366		Oshkosh Truck Corp	988
69,804		Paccar, Inc	5,942
13,834	e	Polaris Industries, Inc	1,225
3,476	*	Sequa Corp (Class A)	170
13,568	*	Sports Resorts
		International, Inc	69
3,458		Standard Motor Products,
		Inc	42
2,112	*	Strattec Security Corp	129
14,233		Superior Industries
		International, Inc	619
19,894	*	Teledyne Technologies, Inc	375
25,603	*	Tenneco Automotive, Inc	171
72,326		Textron, Inc	4,127
10,900		Thor Industries, Inc	613
22,177		Trinity Industries, Inc	684
9,147	*	Triumph Group, Inc	333
296,756		United Technologies Corp	28,124
81,554		Visteon Corp	849
16,300	*	Wabash National Corp	478
20,012		Wabtec Corp	341
7,649	e	Winnebago Industries, Inc	526

		TOTAL TRANSPORTATION
		EQUIPMENT	182,036

TRANSPORTATION SERVICES—0.10%
2,845		Ambassadors Group, Inc	67
3,379		Ambassadors International,
		Inc	42
44,400		C.H. Robinson Worldwide,
		Inc	1,683
19,650	*	EGL, Inc	345
61,905		Expeditors International
		Of Washington, Inc	2,331
26,534		GATX Corp	742
8,184	e*	Navigant International, Inc	113
14,150	*	Pacer International, Inc	286
18,225	*	RailAmerica, Inc	215
84,232		Sabre Holdings Corp	1,819

		TOTAL TRANSPORTATION
		SERVICES	7,643

EQ-40 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

TRUCKING AND WAREHOUSING—0.42%
13,500		Arkansas Best Corp	$ 424
30,893		CNF, Inc	1,047
5,139	*	Covenant Transport, Inc
		(Class A)	98
19,132		Heartland Express, Inc	463
34,110	*	Hunt (J.B.) Transport
		Services, Inc	921
18,688	*	Landstar System, Inc	711
6,908	*	Old Dominion Freight Line	235
3,734	*	P.A.M. Transportation
		Services	80
8,500	*	SCS Transportation, Inc	149
35,089	*	Swift Transportation Co,
		Inc	738
3,146	*	U.S. Xpress Enterprises,
		Inc (Class A)	39
325,424		United Parcel Service,
		Inc (Class B)	24,260
16,938		USF Corp	579
30,532		Werner Enterprises, Inc	595
26,270	e*	Yellow Roadway Corp	950

		TOTAL TRUCKING AND
		WAREHOUSING	31,289

WATER TRANSPORTATION—0.03%
26,100		Alexander & Baldwin, Inc	879
7,394	*	Gulfmark Offshore, Inc	104
11,738	*	Kirby Corp	409
3,918		Maritrans, Inc	65
15,224		Overseas Shipholding
		Group, Inc	518
6,605	*	Seabulk International, Inc	54

		TOTAL WATER
		TRANSPORTATION	2,029

WHOLESALE TRADE- DURABLE GOODS—1.70%
3,212	e*	1-800 Contacts, Inc	67
9,268	e	Action Performance Cos,
		Inc	182
17,074		Agilysys, Inc	190
5,958	*	Alliance Imaging, Inc	22
19,857	*	Anixter International, Inc	514
57,760	*	Apogent Technologies, Inc	1,331
10,829		Applied Industrial
		Technologies, Inc	258
60,607	*	Arrow Electronics, Inc	1,402
9,900	*	Audiovox Corp (Class A)	127
15,575	*	Aviall, Inc	242
75,492	*	Avnet, Inc	1,635
7,491		Barnes Group, Inc	242
16,902		BorgWarner, Inc	1,438
9,345	*	Boyds Collection Ltd	40
19,120		Carlisle Cos, Inc	$ 1,164
37,651		CDW Corp	2,175
13,688		Commercial Metals Co	416
14,752	*	Compucom Systems, Inc	77
7,241	*	Department 56, Inc	95
9,475	*	Global Imaging Systems, Inc	301
15,400		Handleman Co	316
14,800		Hughes Supply, Inc	734
91,300		IKON Office Solutions, Inc	1,083
9,763	*	Imagistics International, Inc	366
67,500	*	Ingram Micro, Inc (Class A)	1,073
28,904	*	Insight Enterprises, Inc	543
5,078	*	Insurance Auto Auctions,
		Inc	66
1,881,861		Johnson & Johnson	97,217
7,151	*	Keystone Automotive
		Industries, Inc	181
15,322	*	Knight Transportation, Inc	393
3,000		Lawson Products, Inc	100
31,142		Martin Marietta Materials,
		Inc	1,463
372		Noland Co	15
23,167		Owens & Minor, Inc	508
38,277	*	Patterson Dental Co	2,456
30,003		Pep Boys—Manny Moe &
		Jack	686
6,062		Pomeroy IT Solutions, Inc	89
43,276	*	PSS World Medical, Inc	522
14,700		Reliance Steel &
		Aluminum Co	488
77,400	*	Safeguard Scientifics, Inc	313
6,643	*	Scansource, Inc	303
19,050	*	SCP Pool Corp	623
9,386	*	TBC Corp	242
33,971	*	Tech Data Corp	1,348
253	*	Timco Aviation Services,
		Inc	0
808	e*	Timco Aviation Services,
		Inc Wts 02/27/07	0
48,321		W.W. Grainger, Inc	2,290
11,529		Watsco, Inc	262
9,421	*	WESCO International, Inc	83
25,119	*	Zoran Corp	437

		TOTAL WHOLESALE TRADE-
		DURABLE GOODS	126,118

WHOLESALE TRADE- NONDURABLE GOODS—0.79%
26,500		Acuity Brands, Inc	684
8,800		Advanced Marketing
		Services, Inc	100
37,400		Airgas, Inc	803

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-41

Statement of Investments - Equity Index Account - December 31, 2003

SHARES			VALUE (000)

WHOLESALE TRADE- NONDURABLE GOODS—(Continued)
13,659	*	Allscripts Healthcare
		Solutions, Inc	$ 73
70,109		AmerisourceBergen Corp	3,937
21,815		Brown-Forman Corp
		(Class B)	2,039
283,168		Cardinal Health, Inc	17,326
4,233	*	Central European
		Distribution Corp	134
21,951	*	Chiquita Brands
		International, Inc	495
7,661		D&K Healthcare
		Resources, Inc	104
25,825		DIMON, Inc	174
20,681	*	Endo Pharmaceuticals
		Holdings, Inc	398
11,498		Getty Realty Corp	301
2,004	*	Green Mountain Coffee, Inc	46
13,980	*	Hain Celestial Group, Inc	324
25,900	*	Henry Schein, Inc	1,750
4,226		Kenneth Cole Productions,
		Inc (Class A)	124
1,695	*	Maui Land & Pineapple Co	59
174,055		McKesson Corp	5,598
21,820	*	Men’s Wearhouse, Inc	546
6,590		Nash Finch Co	147
24,900		Nu Skin Enterprises, Inc
		(Class A)	426
28,700	*	Performance Food Group Co	1,038
39,034		Perrigo Co	614
2,418	*	Perry Ellis International, Inc	62
13,592	*	Plains Resources, Inc	218
5,570	f*	Priority Healthcare Corp
		(Class A)	134
16,204	*	Priority Healthcare Corp
		(Class B)	391
16,508		Russell Corp	290
10,015	e*	School Specialty, Inc	341
8,100	*	Smart & Final, Inc	82
6,081		Standard Commercial Corp	122
23,107		Stride Rite Corp	263
82,699		Supervalu, Inc	2,364
411,953		Sysco Corp	15,338
18,640	*	Tractor Supply Co	725
12,109	*	United Natural Foods, Inc	435
17,930	*	United Stationers, Inc	734

17,076		Valhi, Inc	$ 255

		TOTAL WHOLESALE TRADE-
		NONDURABLE GOODS	58,994

		TOTAL COMMON STOCK
		(Cost $6,541,026)	7,376,611

PRINCIPAL

SHORT TERM INVESTMENTS—2.94%
CERTIFICATES OF DEPOSIT—0.19%
		First Tennessee Bank
$ 5,000,000		1.070%, 02/17/04	5,000
		Wells Fargo Bank
9,000,000		1.070%, 01/13/04	9,000

		TOTAL CERTIFICATES OF
		DEPOSITS	14,000

COMMERCIAL PAPER—1.18%
		Asset Securitization
		Capital Co LLC
7,500,000	c,d	1.090%, 01/13/04	7,497
		CC (USA), Inc
9,600,000	c	1.120%, 03/19/04	9,577
		Ciesco LP
9,600,000	c	1.030%, 02/13/04	9,588
		Corporate Asset Funding
		Corp, Inc
9,600,000	c	1.080%, 02/12/04	9,588
		Dorada Finance, Inc
6,000,000	c,d	1.090%, 01/12/04	5,998
		Govco, Inc
9,600,000	c	1.080%, 01/30/04	9,592
		Kitty Hawk Funding Corp
5,000,000	c	1.080%, 01/15/04	4,998
		Links Finance LLC
9,000,000	c	1.100%, 02/24/04	8,985
		Park Avenue Receivables
		Corp
9,000,000		1.090%, 01/07/04	8,998
		Preferred Receivables
		Funding Corp
3,000,000	c,d	1.100%, 01/20/04	2,998
		Receivables Capital Corp
9,574,000	c	1.080%, 01/16/04	9,569

		TOTAL COMMERCIAL
		PAPER	87,388

EQ-42 2003 CREF Annual Report Equity Index Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Account - December 31, 2003

PRINCIPAL			VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.57%
		Federal Home Loan Bank
		(FHLB)
$20,900,000		1.035%, 01/07/04	$ 20,896
		Federal Home Loan
		Mortgage Corp (FHLMC)
35,000,000	d	1.070%, 03/01/04	34,941
2,500,000		1.020%, 02/24/04	2,496
13,455,000		1.000%, 01/28/04	13,445
12,700,000		1.010%, 02/02/04	12,688
1,600,000		1.060%, 02/11/04	1,598
20,800,000		1.050%, 03/17/04	20,755
10,000,000	d	1.050%, 03/24/04	9,976

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	116,795

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $218,180)	218,183

		TOTAL PORTFOLIO—102.20%
		(Cost $6,759,603)	7,595,388
		OTHER ASSETS &
		LIABILITIES, NET—
		(2.20)%	(163,341)

		NET ASSETS—100.00%	$7,432,047

*	Non-income producing

b	In bankcruptcy

c	Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

e	All or a portion of these securities are out on loan.

f	Restricted securities—Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets.

At December 31,2003, the value of these securities amounted to $240,924 or 0.00% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.

Additional information on each restricted security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

National Health Investors, Inc	01/10/01	$30,000
Priority Healthcare Corp (Class A)	01/04/99	67,236
Wiltel Communication Group Inc	12/04/03	0

		$97,236

SEE NOTES TO FINANCIAL STATEMENTS	Equity Index Account 2003 CREF Annual Report EQ-43

Report of Management Responsibility

To the Participants of College Retirement Equities Fund:

The accompanying financial statements of the Equity Index Account of College Retirement Equities Fund (“CREF”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF’s internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the chief audit executive regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts’ operations.
/s/ Herbert M. Allison Jr.	/s/ Elizabeth A. Monrad
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

EQ-44 2003 CREF Annual Report Equity Index Account

Report of the Audit Committee

To the Participants of College Retirement Equities Fund:

The Audit Committee oversees the financial reporting process of the Equity Index Account of College Retirement Equities Fund (“CREF”) on behalf of CREF’s Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of CREF’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of CREF. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and CREF, and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

Equity Index Account 2003 CREF Annual Report EQ-45

Statement of Assets and Liabilities

Equity Index Account

December 31, 2003
(amounts in thousands, except amounts per accumulation unit)

ASSETS
Portfolio investments, at cost	$6,759,603
Net unrealized appreciation of portfolio investments	835,785

Portfolio investments, at value (including securities loaned of $175,082)	7,595,388
Cash	11,451
Dividends and interest receivable	8,820
Receivable from securities transactions	1,115
Amounts due from TIAA	5,389

Total assets	7,622,163

LIABILITIES
Deposits for securities loaned—Note 3	184,179
Payable for securities transactions	5,937

Total liabilities	190,116

NET ASSETS
Accumulation Fund	7,261,874
Annuity Fund	170,173

Total net assets	$ 7,432,047

Accumulation units outstanding—Notes 4 and 5	103,603

Net asset value per accumulation unit—Note 4	$ 70.09

EQ-46 2003 CREF Annual Report Equity Index Account

Statement of Operations

Equity Index Account

Year Ended December 31, 2003
(amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$ 1,782
Dividends	102,130

Total income	103,912

Expenses—Note 2:
Investment	6,143
Operating	20,742

Total expenses	26,885

Investment income—net	77,027

REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS—Note 3
Net realized gain (loss) on:
Portfolio investments	(38,651)
Futures transactions	1,595

Net realized loss on total investments	(37,056)

Net change in unrealized appreciation on:
Portfolio investments	1,559,511
Futures transactions	586

Net change in unrealized appreciation on total investments	1,560,097

Net realized and unrealized gain on total investments	1,523,041

Net increase in net assets resulting from operations	$ 1,600,068

Equity Index Account 2003 CREF Annual Report EQ-47

Statements of Changes in Net Assets

Equity Index Account

Years Ended December 31, (amounts in thousands)	2003	2002

FROM OPERATIONS
Investment income—net	$ 77,027	$ 63,965
Net realized loss on total investments	(37,056)	(140,879)
Net change in unrealized appreciation (depreciation) on total investments	1,560,097	(1,216,213)

Net increase (decrease) in net assets resulting from operations	1,600,068	(1,293,127)

FROM PARTICIPANT TRANSACTIONS
Premiums	677,897	663,014
Net transfers from (to) TIAA	46,038	(61,371)
Net transfers from other CREF Accounts and affiliated mutual funds	502,030	266,275
Annuity payments	(22,780)	(24,713)
Withdrawals and death benefits	(122,986)	(120,618)

Net increase in net assets resulting from participant transactions	1,080,199	722,587

Net increase (decrease) in net assets	2,680,267	(570,540)
NET ASSETS
Beginning of year	4,751,780	5,322,320

End of year	$7,432,047	$ 4,751,780

EQ-48 2003 CREF Annual Report Equity Index Account

Notes to Financial Statements

Note 1—Significant Accounting Policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios (“Accounts”). The accompanying financial statements are those of the Equity Index Account (“Account”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing value of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Change in Accounting Policy. Effective August 1, 2003, the Account changed the method by which realized gains and losses on securities transactions are calculated

Equity Index Account 2003 CREF Annual Report EQ-49

Notes to Financial Statements (continued)

from the average cost method to the specific identification method. This change was made in order to conform more closely with industry standards. For the Account, the change had no impact on realized or unrealized gains and losses on securities transactions and had no net impact on the increase in net assets resulting from operations, total net assets or on the condensed financial information.

Securities Lending. The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts. The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

EQ-50 2003 CREF Annual Report Equity Index Account

Notes to Financial Statements (continued)

Note 2—Management Agreements

Investment advisory services for the Account are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with the Account. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the Account and distribution functions for the Account’s certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with the Account. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Effective January 1, 2004, Services was converted from a regular corporation to a limited liability corporation.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the Account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to the Account’s actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the Account for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

Note 3—Investments

At December 31, 2003, net unrealized appreciation of portfolio investments for the Account was $835,784,846, consisting of gross unrealized appreciation of $1,443,066,609 and gross unrealized depreciation of $607,281,763.

At December 31, 2003, the market value of securities loaned and cash collateral received in connection therewith for the Account was $175,081,860 and $184,178,904, respectively.

At December 31, 2003, the Account held open futures contracts as follows:

	Number of Open Contracts	Market Value	Expiration Date	Unrealized Gain

Russell 2000 Mini Index	141	$ 7,856,520	March 2004	$ 42,713
S&P 500 Index	11	3,054,150	March 2004	115,516
S&P 500 Mini Index	725	40,259,250	March 2004	203,282

				$361,511

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Account for the year ended December 31, 2003, were $1,449,637,229 and $195,907,222, respectively.

Equity Index Account 2003 CREF Annual Report EQ-51

Notes to Financial Statements (continued)

Note 4—Condensed Financial Information

For the Years Ended December 31,	2003	2002	2001	2000	1999

Per Accumulation Unit Data:
Investment income	$ 1.073	$ 1.003	$ .973	$ 1.055	$ 1.012
Expenses	.278	.248	.258	.233	.225

Investment income—net	.795	.755	.715(a)	.822	.787
Net realized and unrealized gain (loss) on total investments	15.521	(15.713)	(9.849)(a)	(7.216)	13.733

Net increase (decrease) in
Accumulation Unit Value	16.316	(14.958)	(9.134)	(6.394)	14.520
Accumulation Unit Value:
Beginning of year	53.777	68.735	77.869	84.263	69.743

End of year	$70.093	$ 53.777	$68.735	$77.869	$84.263

Total Return	30.34%	(21.76%)	(11.73%)	(7.59%)	20.82%
Ratios to Average Net Assets:
Expenses	0.46%	0.41%	0.37%	0.28%	0.30%
Investment income—net	1.33%	1.26%	1.02%(a)	0.98%	1.05%
Portfolio Turnover Rate	3.40%	7.02%	6.14%	9.42%	4.89%
Thousands of Accumulation Units outstanding at end of year	103,603	86,020	75,254	62,018	57,249

(a)	As required, effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Account, the change had no effect on the condensed financial information. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding of the Account were as follows:

Years Ended December 31,	2003	2002

Accumulation Units:
Credited for premiums	11,367,099	11,076,265
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	6,215,862	(309,776)
Outstanding:
Beginning of year	86,020,312	75,253,823

End of year	103,603,273	86,020,312

EQ-52 2003 CREF Annual Report Equity Index Account

Notes to Financial Statements (concluded)

Note 6—Line of Credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2003, the Account did not borrow under this facility.

Equity Index Account 2003 CREF Annual Report EQ-53

Report of Independent Auditors

To the Participants and Board of Trustees of
College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Equity Index Account (one of the Accounts comprising College Retirement Equities Fund (“CREF”)) as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Equity Index Account of CREF at December 31, 2003, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 18, 2004

EQ-54 2003 CREF Annual Report Equity Index Account

CREF Bond Market Account  Intermediate-Term Bonds

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The CREF Bond Market Account returned 4.33% for the year, outpacing the 4.10% return of its benchmark, the Lehman Brothers Aggregate Bond Index. Similar variable annuities had an average return of 4.92%, as measured by the Morningstar Intermediate-Term Bond category, which tracked 747 accounts at year-end.

     During 2003, stocks outperformed fixed-income investments for the first time since 1999. The year began with rising international tensions and concerns about deflation; economic growth prospects seemed weak. However, as the year unfolded, deflation worries subsided, economic prospects brightened, and longer- term interest rates rose modestly. The yield on the five-year U.S. Treasury note was 3.25% at year-end—an increase of about half a percentage point during the 12–month period.

Corporate Bonds Lead the Market

The corporate sector was the star performer in the bond market during 2003. Lower-quality bonds (triple-B-rated) posted higher returns than top-rated corporate debt, as investors continued to purchase the highest-yielding securities and companies’ bottom-line results improved. U.S. Treasury inflation-protected securities (TIPS) posted another year of solid performance, primarily because of increased demand from investors new to the asset class and because of concerns that inflation would increase as economic growth accelerated.

Maintaining Credit Quality

The account outpaced its benchmark on the strength of successful allocations among different kinds of bonds. In order to preserve the account’s creditworthiness, we did not overweight high-yield bonds. Throughout the year, the account maintained a modest overweight in corporate securities, focused primarily in the automotive, telecom, cable, and utilities sectors. Additional contributions to performance came from the account’s substantial holdings in TIPS during the first quarter. (These are not included in the benchmark.) Performance was also boosted by an overweight position, during the first half of the year, in mortgage-backed securities. With interest rates stable, these did well because investors favored higher-yielding liquid assets while international tensions were high and deflation seemed a threat.

     The account’s option-adjusted duration—a measure of sensitivity to interest-rate changes—was 4.48 years as of December 31, 2003, versus 4.50 for the benchmark. Keeping the account’s duration close to the benchmark’s helps mitigate risk by ensuring that the account’s performance closely tracks that of the index.

Bond Market Account 2003 CREF Annual Report BM-1

CREF Bond Market Account  Intermediate-Term Bonds

PERFORMANCE

Investment Objective

Seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital

$10,000 over Ten Years	Calendar Year Total Returns

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]

	1 year	5 years	10 years	5 years	10 years

Bond Market Account	4.33%	6.49%	6.63%	36.95%	90.07%

Benchmark:
Lehman Brothers Aggregate Bond Index	4.10	6.62	6.94	37.80	95.76

Peer group:
Morningstar Intermediate-Term Bond (VA)	4.92	4.77	5.22	26.21	66.29

1     Past performance of the CREF Bond Market Account should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the units you own may be worth more or less than their original value. Due to market volatility, the account’s recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 1 800 842-2252.

     The account is not insured or guaranteed by any U.S. government agency.

BM-2 2003 CREF Annual Report Bond Market Account

CREF Bond Market Account  Intermediate-Term Bonds

PROFILE

Bond Ratings (as of 12/31/2003)

	Rating	Percent

U.S. Treasury and		34.4
Agency Securities	(not rated)
Investment Grade
Mortgage-Backed and
Asset-Backed Securities	Aaa/AAA	36.5
Other Long-Term Debt	Aaa/AAA	2.2
	Aa/AA	5.4
	A/A	8.8
	Baa/BBB	11.0
Below Investment Grade	Ba/BB	0.8
	B/B	0.6

Total		99.7

Portfolio Composition by Sector (12/31/2003)

Sector	Percent of Portfolio

Mortgage-Backed and Other Asset-Backed Securities	36.5
U.S. Treasury and Agency Securities	34.5
Corporate Bonds	26.8
Foreign Government and Foreign Corporate Bonds (Denominated in U.S. Dollars)	2.0
Investments Maturing in Less than a Year	0.2

Total	100.0

Account Facts

Inception Date	3/1/1990
Net Assets (12/31/2003)	$5.41 billion
2003 Actual Expense Charge*	0.49%

*	We estimate expenses each year based on projected expense and asset levels. Differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically, adjustments have been small.

Ten Largest Holdings (as of 12/31/2003)

	Coupon	Maturity	Percent of
Issuer	Rate	Date	Net Assets

FHLMC	3.670%	2/12/08	5.43
U.S. Treasury Bond	8.000	11/15/21	4.94
U.S. Treasury Bond	10.000	5/15/10	4.67
FHLB	1.875	2/15/05	2.23
FFCB	2.250	9/01/06	2.02
U.S. Treasury Strip	0.000	5/15/16	1.87
FNMA	2.250	5/15/06	1.73
FNMA	5.000	1/15/07	1.62
FHLMC	6.875	1/15/05	1.41
FNMA	5.500	4/01/18	1.26

Total			27.18

The Account’s Benchmark

The Lehman Brothers Aggregate Bond Index tracks the performance of the U.S. investment-grade fixed-rate bond market, including government and agency securities, corporate bonds, and mortgage-backed and asset-backed securities.

Bond prices and interest rates move in opposite directions. Therefore, as interest rates rise, the value of the bond account declines, and vice versa.

Bond Market Account 2003 CREF Annual Report BM-3

Statement of Investments - Bond Market Account - December 31, 2003

Summary by Industry
	VALUE (000)%

BONDS
CORPORATE BONDS
Amusement And Recreation Services	$ 5,463	0.10%
Asset Backed	95,263	1.76
Business Services	20,964	0.39
Chemicals And Allied Products	55,362	1.02
Communications	179,917	3.33
Depository Institutions	177,718	3.29
Electric, Gas, And Sanitary Services	133,707	2.47
Electronic And Other Electric Equipment	17,461	0.32
Engineering And Management
Services	5,533	0.10
Fabricated Metal Products	6,842	0.13
Finance, Taxation And Monetary Policy	1,943	0.04
Food And Kindred Products	93,384	1.73
Food Stores	17,232	0.32
Forestry	8,599	0.16
General Building Contractors	34,125	0.63
General Merchandise Stores	21,174	0.39
Health Services	4,130	0.08
Holding And Other Investment
Offices	28,977	0.54
Hotels And Other Lodging Places	6,819	0.13
Industrial Machinery And Equipment	17,756	0.33
Instruments And Related Products	7,898	0.15
Insurance Agents, Brokers And Service	12,814	0.24
Insurance Carriers	36,470	0.67
Metal Mining	5,846	0.11
Miscellaneous Manufacturing
Industries	4,120	0.08
Miscellaneous Retail	7,035	0.13
Motion Pictures	34,902	0.64
National Security And International Affairs	3,284	0.06
Nondepository Institutions	105,068	1.94
Oil And Gas Extraction	61,448	1.14
Other Mortgage Backed Securities	100,289	1.85
Paper And Allied Products	25,875	0.47
Personal Services	2,170	0.04
Petroleum And Coal Products	31,405	0.58
Pipelines, Except Natural Gas	11,211	0.20
Primary Metal Industries	5,952	0.11
Printing And Publishing	36,033	0.67
Railroad Transportation	28,414	0.53
Rubber And Miscellaneous Plastic
Products	5,545	0.10
Security And Commodity Brokers	63,444	1.17
Special Trade Contractors	3,071	0.06
Stone, Clay, And Glass Products	3,345	0.06
Tobacco Products	1,263	0.02
Transportation By Air	7,437	0.14
Transportation Equipment	70,192	1.30

Wholesale Trade-Durable Goods	$ 2,210	0.04%
Wholesale Trade-Nondurable Goods	4,556	0.08

TOTAL CORPORATE BONDS
(Cost $1,558,259)	1,613,666	29.84

GOVERNMENT BONDS
Agency Securities	1,016,081	18.79
Foreign Government Bonds	99,267	1.84
Mortgage Backed Securities	1,813,602	33.53
U.S. Treasury Securities	845,363	15.62

TOTAL GOVERNMENT BONDS
(Cost $3,757,858)	3,774,313	69.78

TOTAL BONDS
(Cost $5,316,117)	5,387,979	99.62

TIAA-CREF MUTUAL FUNDS
(Cost $3,048)	3,373	0.06

SHORT TERM INVESTMENTS
Certificate Of Deposit	25,000	0.46
Commercial Paper	187,809	3.47
U.S. Government And Agencies
Discount Notes	324,441	6.00
Investment of Cash Collateral for
Securities Loaned	230,248	4.26

TOTAL SHORT TERM INVESTMENTS
(Cost $769,054)	767,498	14.19

TOTAL PORTFOLIO (Cost $6,088,219)	6,158,850	113.87
OTHER ASSETS AND LIABILITIES,
NET	(750,045)	(13.87)

NET ASSETS	$5,408,805	100.00%

				VALUE
PRINCIPAL			RATINGS†	(000)

BONDS—99.62%
CORPORATE BONDS—29.84%
AMUSEMENT AND RECREATION SERVICES—0.10%
		Caesars
		Entertainment,
		Inc (Sr Note)
$2,000,000	e	7.000%, 04/15/13	Ba1	$ 2,135
		Isle of Capri Casinos,
		Inc (Guarantee Note)
1,000,000		9.000%, 03/15/12	B2	1,113
		Park Place
		Entertainment
		Corp (Sr Sub Note)
2,000,000		7.875%, 03/15/10	Ba2	2,215

		TOTAL AMUSEMENT AND RECREATION SERVICES		5,463

† As provided by Moody’s Investors Services (Unaudited)

BM-4 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Market Account - December 31, 2003

			VALUE
PRINCIPAL		RATINGS†	(000)

ASSET BACKED—1.76%
	Chase Funding
	Mortgage Loan
	Series 2001-4
	(Class 1A3)
$3,960,655	5.053%, 02/25/23	Aaa	$ 3,972
	CIT Group Home
	Equity Loan Trust
	Series 2002-1
	(Class Af6)
6,000,000	6.200%, 02/25/30	Aaa	6,449
	Detroit Edison
	Securitization
	Funding LLC
	Series 2001-1
	(Class A3)
10,000,000	5.875%, 03/01/10	Aaa	10,860
	Golden Securities
	Corp Series 2003-A
	(Class A1)
10,000,000	1.420%, 12/02/13	Aaa	9,999
	Nissan Auto
	Receivables
	Owner Trust
	Series 2001-C
	(Class A4)
4,000,000	4.800%, 02/15/07	Aaa	4,087
	Peco Energy
	Transition Trust
	Series 1999-A
	(Class A6)
8,000,000	6.050%, 03/01/09	Aaa	8,667
	Peco Energy
	Transition Trust
	Series 1999-A
	(Class A7)
10,000,000	6.130%, 03/01/09	Aaa	11,044
	Public Service
	New Hampshire
	Funding LLC
	Series 2001-1
	(Class A2)
11,715,861	5.730%, 11/01/10	Aaa	12,613
	Residential Asset
	Securities Corp
	Series 1997-KS3
	(Class AI5)
27,957	7.250%, 08/25/27	Aaa	28
	Residential Asset
	Securities Corp
	Series 1999-KS2
	(Class AI9)
$2,399,042	7.150%, 07/25/30	Aaa	$ 2,512
	Residential Asset
	Securities Corp
	Series 2000-KS4
	(Class AI6)
10,266,390	7.435%, 09/25/31	Aaa	11,170
	Residential Asset
	Securities Corp
	Series 2001-KS2
	(Class AI3)
342,481	5.751%, 03/25/27	Aaa	343
	Residential Asset
	Securities Corp
	Series 2001-KS2
	(Class AI4)
7,000,000	6.417%, 02/25/29	Aaa	7,178
	Residential Asset
	Securities Corp
	Series 2001-KS2
	(Class AI6)
2,000,000	6.489%, 10/25/30	Aaa	2,155
	Saxon Asset
	Securities Trust
	Series 1999-3
	(Class AF6)
3,357,424	7.525%, 06/25/14	Aaa	3,676
	Vanderbilt Mortgage
	Finance
	Series 2001-A
	(Class A2)
509,799	6.120%, 02/07/15	Aaa	510

	TOTAL ASSET BACKED		95,263

BUSINESS SERVICES—0.39%
	Advanstar
	Communications,
	Inc (Secured Note)
2,000,000	10.750%, 08/15/10	B3	2,165
	Cendant Corp
	(Sr Note)
4,000,000	7.375%, 01/15/13	Baa1	4,608
	Equifax, Inc Note
3,500,000	4.950%, 11/01/07	Baa1	3,604
	Fiserv, Inc Note
2,750,000	4.000%, 04/15/08	Baa2	2,737
	PHH Corp Note
5,000,000	7.125%, 03/01/13	Baa1	5,600

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-5

Statement of Investments - Bond Market Account - December 31, 2003

				VALUE
PRINCIPAL			RATINGS†	(000)

BUSINESS SERVICES—(Continued)
		United Rentals North
		America, Inc
		(Guarantee Note)
$2,000,000		10.750%, 04/15/08	B1	$ 2,250

		TOTAL BUSINESS
		SERVICES		20,964

CHEMICALS AND ALLIED PRODUCTS—1.02%
		Abbott Labs Note
10,000,000		5.625%, 07/01/06	A1	10,752
		Du Pont EI de
		Nemours & Co Deb
3,000,000	e	4.750%, 11/15/12	Aa3	3,034
5,000,000		6.500%, 01/15/28	Aa3	5,498
		Equistar Chemicals LP/
		Equistar Funding
		Corp (Sr Note)
2,000,000	e	10.625%, 05/01/11	B2	2,210
		Gillette Co/The (Sr Note)
5,000,000		4.125%, 08/30/07	Aa3	5,202
		ISP Chemco, Inc
		(Guarantee Note)
2,000,000		10.250%, 07/01/11	B2	2,250
		Johnson & Johnson Deb
3,000,000	e	3.800%, 05/15/13	Aaa	2,829
5,000,000		6.950%, 09/01/29	Aaa	5,888
		Merck & Co, Inc Deb
7,000,000		5.950%, 12/01/28	Aaa	7,258
		Pfizer, Inc Note
5,000,000		3.625%, 11/01/04	Aaa	5,093
		Pharmacia Corp Note
5,000,000		5.750%, 12/01/05	Aaa	5,348

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS		55,362

COMMUNICATIONS—3.33%
		AT&T Corp (Sr Note)
2,500,000		7.250%, 11/15/06	Baa2	2,762
5,750,000		8.050%, 11/15/11	Baa2	6,604
8,698,001		8.375%, 03/15/13	Baa3	10,638
		AT&T Wireless Services,
		Inc (Sr Note)
4,000,000		7.875%, 03/01/11	Baa2	4,604
1,500,000		8.125%, 05/01/12	Baa2	1,759
4,750,000		8.750%, 03/01/31	Baa2	5,820
		BellSouth
		Telecommunication
		Note
5,000,000		6.500%, 06/15/05	Aa3	5,333
		British
		Telecommunications
		PLC Bond
$5,000,000		8.875%, 12/15/30	Baa1	$ 6,538
		CenturyTel, Inc
		(Sr Note)
5,000,000		7.875%, 08/15/12	Baa2	5,934
		Citizens
		Communications
		Co Note
1,500,000		8.500%, 05/15/06	Baa2	1,642
2,500,000		9.250%, 05/15/11	Baa2	2,960
		Clear Channel
		Communications,
		Inc (Sr Note)
4,000,000		7.650%, 09/15/10	Baa3	4,681
5,500,000		4.400%, 05/15/11	Baa3	5,344
		Comcast Cable
		Communications
		(Sr Note)
4,000,000		6.750%, 01/30/11	Baa3	4,455
4,500,000		6.500%, 01/15/15	Baa3	4,891
		Comcast Corp Bond
5,750,000		7.050%, 03/15/33	Baa3	6,255
		Cox Communications,
		Inc Note
6,000,000		4.625%, 06/01/13	Baa2	5,783
		COX Enterprises,
		Inc Note
2,500,000		4.375%, 05/01/08	Baa1	2,540
		Deutsche Telekom
		International
		Finance BV
		(Guarantee Note)
2,000,000	e	5.250%, 07/22/13	Baa3	2,014
4,000,000		8.750%, 06/15/30	Baa3	5,110
		Gray Television, Inc
		(Guarantee Note)
1,000,000		9.250%, 12/15/11	B2	1,115
		GTE Corp Deb
1,150,000	e	6.840%, 04/15/18	A3	1,258
		GTE North, Inc Deb
5,000,000		5.650%, 11/15/08	A1	5,385
		Intelsat Ltd Note
3,000,000		6.500%, 11/01/13	Baa3	3,152
		SBC Communications,
		Inc Note
5,500,000		5.750%, 05/02/06	A1	5,906
5,000,000	e	5.875%, 08/15/12	A1	5,291
		Sprint Capital Corp
		(Guarantee Note)
7,000,000		6.000%, 01/15/07	Baa3	7,459
7,750,000	e	8.375%, 03/15/12	Baa3	9,030
4,000,000		6.900%, 05/01/19	Baa3	4,102

† As provided by Moody’s Investors Services (Unaudited)

BM-6 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Market Account - December 31, 2003

				VALUE
PRINCIPAL			RATINGS†	(000)

COMMUNICATIONS—(Continued)
		Telecom Italia
		Capital SA
		(Guarantee Note)
$2,750,000		6.375%, 11/15/33	Baa2	$ 2,765
		US Cellular Corp Note
3,250,000		6.700%, 12/15/33	Baa1	3,266
		Verizon Global Funding
		Corp Note
3,500,000		4.375%, 06/01/13	A2	3,291
		Verizon Maryland,
		Inc Bond
6,000,000		5.125%, 06/15/33	Aa2	5,145
		Verizon New Jersey,
		Inc Deb
5,000,000		5.875%, 01/17/12	Aa3	5,292
		Verizon Virginia,
		Inc Deb
15,000,000		4.625%, 03/15/13	Aa3	14,424
		Verizon Wireless
		Capital LLC Note
5,000,000		5.375%, 12/15/06	A3	5,337
		Vodafone Group
		PLC Note
2,000,000		3.950%, 01/30/08	A2	2,032

		TOTAL
		COMMUNICATIONS		179,917

DEPOSITORY INSTITUTIONS—3.29%
		Bank of America Corp
		(Sr Note)
7,000,000		3.875%, 01/15/08	Aa2	7,136
4,500,000		5.875%, 02/15/09	Aa2	4,929
4,000,000		7.400%, 01/15/11	Aa3	4,684
8,750,000		4.875%, 01/15/13	Aa2	8,726
2,500,000	e	4.750%, 08/15/13	Aa3	2,450
		Bank One Corp
		(Sr Note)
5,000,000	e	4.125%, 09/01/07	Aa3	5,140
2,000,000		5.250%, 01/30/13	A1	2,049
		Bank One NA
		Illinois Note
7,000,000		5.500%, 03/26/07	Aa2	7,536
		Barclays Bank plc
		(Sub Note)
5,000,000		7.375%, 06/29/49	Aa3	5,816
		BB & T Corp (Sub Note)
4,000,000		6.500%, 08/01/11	A2	4,473
		Citigroup Global Markets
		Holdings, Inc Note
13,000,000		6.500%, 02/15/08	Aa1	14,512
		Citigroup, Inc Note
$8,500,000		4.125%, 06/30/05	Aa1	$ 8,788
7,000,000		7.250%, 10/01/10	Aa2	8,143
9,500,000		6.000%, 02/21/12	Aa1	10,372
3,500,000		5.625%, 08/27/12	Aa2	3,694
		Credit Suisse
		First Boston
		USA, Inc Note
8,000,000		4.625%, 01/15/08	Aa3	8,328
		Golden West
		Financial Corp
		(Sr Note)
3,000,000		4.125%, 08/15/07	A1	3,086
3,500,000		4.750%, 10/01/12	A1	3,489
		Greenpoint
		Financial Corp
		(Sr Note)
2,000,000		3.200%, 06/06/08	Baa1	1,937
		HSBC Holdings plc
		(Sub Note)
3,000,000		5.250%, 12/12/12	A1	3,072
		JP Morgan Chase & Co
		(Sub Note)
7,000,000	e	7.875%, 06/15/10	A2	8,318
		JP Morgan Chase &
		Co Note
5,000,000		4.500%, 11/15/10	A1	5,035
		Marshall & Isley Bank
		(Sr Note)
2,000,000		4.125%, 09/04/07	Aa3	2,062
		Marshall & Isley Bank
		(Sub Note)
1,000,000		5.250%, 09/04/12	A1	1,034
		Mellon Funding Corp
		(Guarantee Note)
5,000,000		4.875%, 06/15/07	A1	5,276
		PNC Funding Corp
		(Guarantee Note)
5,000,000		5.750%, 08/01/06	A2	5,384
		Regions Financial Corp
		(Sub Note)
2,500,000		6.375%, 05/15/12	A2	2,757
		Suntrust Bank
		(Sub Note)
4,500,000		7.250%, 09/15/06	Aa3	5,036
		US Bank National
		Association
		(Sub Note)
5,000,000		6.300%, 02/04/14	Aa3	5,509

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-7

Statement of Investments - Bond Market Account - December 31, 2003

				VALUE
PRINCIPAL			RATINGS†	(000)

DEPOSITORY INSTITUTIONS—(Continued)
		Wachovia Bank
		NA/Old
		(Sub Note)
$3,500,000	e	5.000%, 08/15/15	Aa3	$ 3,459
		Washington Mutual,
		Inc Note
5,000,000		7.500%, 08/15/06	A3	5,589
		Wells Fargo & Co
		(Sub Note)
5,000,000	e	5.000%, 11/15/14	Aa2	4,974
		Wells Fargo Financial,
		Inc Note
2,500,000		5.875%, 08/15/08	Aa1	2,739
2,000,000		6.125%, 04/18/12	Aa1	2,186

		TOTAL DEPOSITORY
		INSTITUTIONS		177,718

ELECTRIC, GAS, AND SANITARY SERVICES—2.47%
		Alabama Power Co
		(Sr Note)
5,000,000		7.125%, 08/15/04	A2	5,176
		Allied Waste
		North America
		(Guarantee Note)
2,000,000		7.875%, 01/01/09	Ba3	2,085
		Appalachian Power
		Co Deb
2,000,000		5.950%, 05/15/33	Baa2	1,899
		Carolina Power &
		Light Co
		(First Mortgage Bond)
4,000,000		5.125%, 09/15/13	A3	4,049
3,000,000		6.125%, 09/15/33	A3	3,059
		CenterPoint Energy
		Resources Corp Note
2,000,000		7.875%, 04/01/13	Ba1	2,264
		CenterPoint Energy
		Houston Electric
		LLC (Secured Note)
1,000,000		5.600%, 07/01/23	Baa2	951
		Columbus Southern
		Power Co Deb
2,500,000		6.600%, 03/01/33	A3	2,679
		Commonwealth
		Edison Co
		(Secured Note)
4,000,000		5.875%, 02/01/33	A3	3,968
	Consolidated Edison
	Co of New York
	Note
$4,000,000	4.875%, 02/01/13	A1	$ 4,003
2,000,000	5.100%, 06/15/33	A1	1,770
	Consolidated
	Natural Gas
	Co (Sr Note)
4,000,000	6.250%, 11/01/11	A3	4,371
	Consumers
	Energy Co
	(Sr Note)
1,500,000	6.000%, 03/15/05	Baa3	1,561
	Detroit Edison Co
	(First Mortgage Bond)
7,000,000	6.125%, 10/01/10	A3	7,754
	Detroit Edison Co
	(Secured Note)
2,000,000	5.200%, 10/15/12	A3	2,054
	Dominion Resources
	Inc/VA Note
4,000,000	4.125%, 02/15/08	Baa1	4,037
3,000,000	6.300%, 03/15/33	Baa1	3,027
	Duke Energy Corp
	(First Mortgage
	Bond)
2,000,000	4.500%, 04/01/10	A3	2,002
	El Paso Electric Co
	(First Mortgage
	Bond)
5,000,000	8.900%, 02/01/06	Baa3	5,553
	FirstEnergy Corp Note
4,750,000	6.450%, 11/15/11	Baa2	4,923
	Florida Power &
	Light Co
	(First Mortgage
	Bond)
5,000,000	6.875%, 12/01/05	Aa3	5,442
	Georgia Power Co
	(Sr Note)
5,000,000	5.500%, 12/01/05	A2	5,304
	KeySpan Corp Deb
1,500,000	5.875%, 04/01/33	A3	1,488
	National Fuel Gas
	Co Note
4,000,000	5.250%, 03/01/13	A3	4,010
	National Rural Utility
	Coop Finance Note
3,000,000	5,750%, 08/28/09	A2	3,226
6,000,000	7.250%, 03/01/12	A2	6,955

† As provided by Moody’s Investors Services (Unaudited)

BM-8 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Market Account - December 31, 2003

PRINCIPAL		RATINGS†	VALUE (000)

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
	New York State
	Electric & Gas
	Corp Note
$2,000,000	5.500%, 11/15/12	Baa2	$ 2,048
2,000,000	5.750%, 05/01/23	Baa2	1,925
	Nisource Finance Corp
	(Guarantee Note)
3,500,000	7.875%, 11/15/10	Baa3	4,164
	Northern Border
	Pipeline Co Note
4,500,000	6.250%, 05/01/07	A3	4,909
	Ohio Edison Co
	(Sr Sub Note)
2,500,000	4.000%, 05/01/08	Baa2	2,445
	Ohio Power Co Bond
2,500,000	6.600%, 02/15/33	A3	2,683
	Oncor Electric
	Delivery Co
	(Secured Note)
2,000,000	6.375%, 05/01/12	Baa1	2,195
2,500,000	7.250%, 01/15/33	Baa1	2,851
	Panhandle Eastern
	Pipe Line Note
3,500,000	6.050%, 08/15/13	Baa3	3,625
	Public Service Co
	of Colorado
	(Collateral Note)
2,500,000	5.500%, 04/01/14	Baa1	2,596
	TXU Energy Co
	(Sr Note)
2,000,000	7.000%, 03/15/13	Baa2	2,212
	Waste Management,
	Inc
	(Guarantee Note)
2,000,000	7.750%, 05/15/32	Baa3	2,342
	Waste Management,
	Inc (Sr Note)
3,000,000	7.000%, 07/15/28	Baa3	3,209
	Wisconsin Electric
	Power Note
3,000,000	5.625%, 05/15/33	A1	2,893

	TOTAL ELECTRIC, GAS, AND
	SANITARY SERVICES		133,707

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—0.32%
	Emerson Electric Note
5,000,000	5.625%, 11/15/13	A2	5,316
		General Electric
		Co Note
$12,000,000	e	5.000%, 02/01/13	Aaa	$ 12,145

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT		17,461

ENGINEERING AND MANAGEMENT SERVICES—0.10%
		AIG SunAmerica
		Global Financing Vi
		(Secured Note)
5,000,000		6.300%, 05/10/11	Aaa	5,533

		TOTAL ENGINEERING
		AND MANAGEMENT
		SERVICES		5,533

FABRICATED METAL PRODUCTS—0.13%
		Crane Co (Sr Note)
3,000,000	e	5.500%, 09/15/13	Baa2	3,083
		Fortune Brands,
		Inc Note
3,750,000		4.875%, 12/01/13	A2	3,759

		TOTAL FABRICATED
		METAL PRODUCTS		6,842

FINANCE, TAXATION AND MONETARY POLICY—0.04%
		Massachusetts
		Mutual Life
		Insurance Co Deb
2,000,000		5.625%, 05/15/33	Aa3	1,943

		TOTAL FINANCE,
		TAXATION AND
		MONETARY POLICY		1,943

FOOD AND KINDRED PRODUCTS—1.73%
		Anheuser-Busch
		Cos, Inc Deb
3,750,000		4.375%, 01/15/13	A1	3,658
		Bottling Group LLC
		(Guarantee Note)
4,000,000		4.625%, 11/15/12	A3	3,983
		Bunge Ltd Finance
		Corp Note
1,750,000		5.875%, 05/15/13	Baa3	1,783
		Coca-Cola
		Enterprises Inc Note
3,000,000	e	4.250%, 09/15/10	A2	2,995
		Coca-Cola
		HBC Finance
		BV Note
8,000,000		5.125%, 09/17/13	A3	8,037

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-9

Statement of Investments - Bond Market Account - December 31, 2003

				VALUE
PRINCIPAL			RATINGS†	(000)

FOOD AND KINDRED PRODUCTS—(Continued)
		ConAgra Foods,
		Inc Note
$7,500,000		7.875%, 09/15/10	Baa1	$ 8,917
2,500,000		8.250%, 09/15/30	Baa1	3,114
		Coors Brewing Co
		(Guarantee Note)
5,000,000		6.375%, 05/15/12	Baa2	5,439
		Diageo Capital plc
		(Guarantee Note)
5,000,000		6.625%, 06/24/04	A2	5,126
		Foster Brewing Note
4,000,000		6.875%, 06/15/11	Baa1	4,549
		Kellogg Co Deb
5,000,000		7.450%, 04/01/31	Baa2	5,897
		Kraft Foods Inc Note
5,750,000		5.625%, 11/01/11	A3	6,040
3,000,000	e	5.250%, 10/01/13	A3	3,020
		Miller Brewing
		Co Note
4,000,000		5.500%, 08/15/13	Baa1	4,087
4,000,000		PepsiCo, Inc Note
		4.500%, 09/15/04	A1	4,087
		Sara Lee Corp Note
2,000,000		1.950%, 06/15/06	A3	1,971
4,000,000		6.250%, 09/15/11	A3	4,420
		Unilever Capital Corp
		(Guarantee Note)
8,000,000		6.875%, 11/01/05	A1	8,689
5,000,000		7.125%, 11/01/10	A1	5,818
1,750,000	e	5.900%, 11/15/32	A1	1,754

		TOTAL FOOD AND
		KINDRED PRODUCTS		93,384

FOOD STORES—0.32%
		Delhaize America, Inc
		(Guarantee Note)
2,000,000		8.125%, 04/15/11	Ba1	2,300
		Kroger Co
		(Guarantee Note)
2,500,000		6.800%, 04/01/11	Baa3	2,791
		Kroger Co Note
5,000,000		7.800%, 08/15/07	Baa3	5,722
		Safeway, Inc Note
6,000,000		6.150%, 03/01/06	Baa	6,419

		TOTAL FOOD STORES		17,232

FORESTRY—0.16%
		Weyerhaeuser
		Co Note
3,000,000		6.000%, 08/01/06	Baa2	3,215

$5,000,000		5.950%, 11/01/08	Baa2	$ 5,384

		TOTAL FORESTRY		8,599

GENERAL BUILDING CONTRACTORS—0.63%
		Beazer Homes
		USA, Inc
		(Guarantee Note)
2,000,000		8.375%, 04/15/12	Ba2	2,205
		Centex Corp Note
4,000,000		4.750%, 01/15/08	Baa2	4,129
4,000,000		5.125%, 10/01/13	Baa2	3,928
		DR Horton, Inc
		(Sr Sub Note)
2,000,000	e	9.750%, 09/15/10	Ba2	2,380
		Lennar Corp Note
6,000,000		5.950%, 03/01/13	Baa3	6,287
		MDC Holdings Inc
		(Guarantee Note)
4,250,000		5.500%, 05/15/13	Baa3	4,246
		Pulte Homes,
		Inc Note
6,500,000	e	6.250%, 02/15/13	Baa3	6,911
2,000,000		6.375%, 05/15/33	Baa3	1,959
		Toll Brothers
		Inc Note
2,000,000	e	5.950%, 09/15/13	Baa3	2,080

		TOTAL GENERAL BUILDING
		CONTRACTORS		34,125

GENERAL MERCHANDISE STORES—0.39%
		Costco Wholesale
		Corp (Sr Note)
4,000,000		5.500%, 03/15/07	A2	4,293
		Target Corp Note
7,500,000	e	4.000%, 06/15/13	A2	7,025
		Wal-Mart Stores,
		Inc Note
8,000,000		7.550%, 02/15/30	Aa2	9,856

		TOTAL GENERAL
		MERCHANDISE STORES

HEALTH SERVICES—0.08%
		Laboratory Corp
		of America
		Holdings Note
4,000,000		5.500%, 02/01/13	Baa3	4,130

		TOTAL HEALTH
		SERVICES		4,130

HOLDING AND OTHER INVESTMENT OFFICES—0.54%
		Boston Properties,
		Inc (Sr Note)
3,000,000		6.250%, 01/15/13	Baa2	3,215

† As provided by Moody’s Investors Services (Unaudited)

BM-10 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Market Account - December 31, 2003

PRINCIPAL			RATINGS†	VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
		Brascan Corp Note
$ 5,000,000		7.125%, 06/15/12	Baa3	$ 5,592
		Camden Property Trust Note
5,000,000		5.875%, 06/01/07	Baa2	5,387
		Chelsea Property Group,
		Inc Note
4,000,000		6.000%, 01/15/13	Baa2	4,193
		EOP Operating LP
		(Guarantee Note)
4,000,000		6.750%, 02/15/12	Baa1	4,436
4,000,000		5.875%, 01/15/13	Baa1	4,180
		Rouse Co/The Note
2,000,000		5.375%, 11/26/13	Baa3	1,974

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES		28,977

HOTELS AND OTHER LODGING PLACES—0.13%
		Boyd Gaming Corp
		(Sr Sub Note)
2,000,000	e	8.750%, 04/15/12	B1	2,195
		MGM Mirage
		(Guarantee Note)
4,500,000		6.000%, 10/01/09	Ba1	4,624

		TOTAL HOTELS AND
		OTHER LODGING
		PLACES		6,819

INDUSTRIAL MACHINERY AND EQUIPMENT—0.33%
		Hewlett-Packard
		Co Note
3,500,000		6.500%, 07/01/12	A3	3,895
		International Business
		Machines Corp Note
3,500,000		4.750%, 11/29/12	A1	3,502
		Kennametal, Inc
		(Sr Note)
1,500,000		7.200%, 06/15/12	Ba1	1,591
		Parker Hannifin Corp
		(Sr Sub Note)
4,000,000		4.875%, 02/15/13	A2	3,989
		Stanley Works/
		The Note
4,750,000		4.900%, 11/01/12	A2	4,779

		TOTAL INDUSTRIAL
		MACHINERY
		AND EQUIPMENT		17,756

INSTRUMENTS AND RELATED PRODUCTS—0.15%
		Becton Dickinson &
		Co Note
4,000,000		4.550%, 04/15/13	A2	3,895
		Raytheon Co Note
4,000,000		5.375%, 04/01/13	Baa3	4,003

		TOTAL INSTRUMENTS
		AND RELATED
		PRODUCTS		7,898

INSURANCE AGENTS, BROKERS AND SERVICE—0.24%
		Marsh & McLennan
		Cos, Inc (Sr Note)
4,500,000		5.375%, 03/15/07	A2	4,802
4,500,000		6.250%, 03/15/12	A2	4,924
		Metlife, Inc (Sr Note)
3,000,000		5.375%, 12/15/12	A2	3,088

		TOTAL INSURANCE
		AGENTS, BROKERS
		AND SERVICE		12,814

INSURANCE CARRIERS—0.67%
		Allstate Corp Deb
4,250,000	e	5.350%, 06/01/33	A1	3,919
		General Electric
		Capital
		Corp (Sr Note)
4,000,000		4.250%, 12/01/10	Aaa	3,983
		Hartford Financial
		Services
		Group (Sr Note)
5,000,000		7.900%, 06/15/10	A3	5,955
		International Lease
		Finance
		Corp Note
2,500,000		6.375%, 03/15/09	A1	2,769
		John Hancock
		Global Funding II
		Note
4,000,000		7.900%, 07/02/10	Aa3	4,766
		Progressive Corp/The
		(Sr Note)
3,000,000		6.250%, 12/01/32	A1	3,140
		Safeco Corp (Sr Note)
2,500,000		4.875%, 02/01/10	Baa1	2,541
		St Paul Cos (Sr Note)
4,000,000		5.750%, 03/15/07	A3	4,295

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-11

Statement of Investments - Bond Market Account - December 31, 2003

				VALUE
PRINCIPAL			RATINGS†	(000)

INSURANCE CARRIERS—(Continued)
		UnitedHealth Group,
		Inc (Sr Note)
$ 4,000,000		3.300%, 01/30/08	A3	$ 4,002
		WellPoint Health
		Networks Note
1,000,000		6.375%, 01/15/12	Baa1	1,100

		TOTAL INSURANCE
		CARRIERS		36,470

METAL MINING—0.11%
		Alcan, Inc
1,750,000		6.125%, 12/15/33	Baa1	1,770
		Placer Dome, Inc Deb
4,000,000		6.375%, 03/01/33	Baa2	4,076

		TOTAL METAL MINING		5,846

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.08%
		Tyco International
		Group SA (Sr Note)
4,000,000	e	6.000%, 11/15/13	Ba2	4,120

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES		4,120

MISCELLANEOUS RETAIL—0.13%
		CVS Corp Note
4,000,000		3.875%, 11/01/07	A2	4,087
		Toys R US, Inc Note
2,750,000	e	7.875%, 04/15/13	Baa3	2,948

		TOTAL MISCELLANEOUS
		RETAIL		7,035

MOTION PICTURES—0.64%
		AOL Time Warner, Inc
		(Guarantee Note)
2,500,000		5.625%, 05/01/05	Baa1	2,617
11,000,000		6.875%, 05/01/12	Baa1	12,364
8,000,000		7.700%, 05/01/32	Baa1	9,314
		Liberty Media
		Corp Note
3,750,000	e	5.700%, 05/15/13	Baa3	3,795
		Time Warner, Inc
		(Guarantee Note)
3,500,000		6.625%, 05/15/29	Baa1	3,601
		Walt Disney Co Note
3,000,000		5.500%, 12/29/06	Baa1	3,211

		TOTAL MOTION
		PICTURES		34,902

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS—0.06%
		Inter-American
		Development
		Bank (Sr Unsub Note)
3,500,000	e	3.500%, 07/08/13	Aaa	3,284

		TOTAL NATIONAL
		SECURITY AND
		INTERNATIONAL
		AFFAIRS		3,284

NONDEPOSITORY INSTITUTIONS—1.94%
		Capital One Financial
		Corp Note
3,500,000		6.250%, 11/15/13	Baa3	3,588
		CIT Group, Inc
		(Sr Sub Note)
9,000,000		4.125%, 02/21/06	A2	9,298
		Countrywide Home
		Loans, Inc
		(Guarantee Note)
4,000,000		5.625%, 07/15/09	A3	4,340
		Falconbridge Ltd Note
2,000,000		7.350%, 06/05/12	Baa3	2,274
		Ford Motor Credit
		Co Note
8,000,000		6.500%, 01/25/07	A3	8,522
7,000,000	e	7.250%, 10/25/11	A3	7,569
14,500,000	e	7.000%, 10/01/13	A3	15,204
		General Electric Capital
		Corp Note
5,000,000		5.450%, 01/15/13	Aaa	5,205
250,000		6.750%, 03/15/32	Aaa	277
		General Motors
		Acceptance
		Corp Note
4,000,000		6.750%, 01/15/06	A3	4,290
5,500,000		7.750%, 01/19/10	A3	6,201
		Household Finance
		Corp (Sr Unsub Note)
4,000,000		4.625%, 01/15/08	A1	4,158
5,000,000		5.875%, 02/01/09	A1	5,414
4,000,000		7.350%, 11/27/32	A1	4,686
3,000,000		7.000%, 05/15/12	A1	3,423
4,250,000		6.375%, 11/27/12	A1	4,665
		KeyBank National
		Association Note
4,000,000		5.000%, 07/17/07	A1	4,233
		MBNA America Bank Note
4,000,000		5.375%, 01/15/08	Baa1	4,268

† As provided by Moody’s Investors Services (Unaudited)

BM-12 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Market Account - December 31, 2003

PRINCIPAL			RATINGS†	VALUE (000)

NONDEPOSITORY INSTITUTIONS—(Continued)
		SLM Corp Note
$ 4,000,000		4.000%, 01/15/09	A2	$ 4,027
		Toyota Motor Credit
		Corp Note
3,500,000		2.875%, 08/01/08	Aaa	3,426

		TOTAL NONDEPOSITORY
		INSTITUTIONS		105,068

OIL AND GAS EXTRACTION—1.14%
		Anadarko Finance
		(Guarantee Note)
5,000,000		6.750%, 05/01/11	Baa1	5,641
		Anadarko Petroleum
		Corp Note
2,500,000		5.375%, 03/01/07	Baa1	2,649
		Burlington Resource
		(Guarantee Note)
2,000,000	e	6.400%, 08/15/11	Baa1	2,237
5,000,000		7.200%, 08/15/31	Baa1	5,765
		Canadian Natural
		Resources
		Ltd Note
5,000,000		7.200%, 01/15/32	Baa1	5,703
		Chesapeake Energy
		Corp (Guarantee
		Note)
1,000,000		9.000%, 08/15/12	Ba3	1,150
		CNOOC Finance
		Ltd Note
2,500,000		5.500%, 05/21/33	A2	2,215
		Devon Energy Corp
		(Sr Note)
2,500,000		2.750%, 08/01/06	Baa2	2,492
4,000,000		7.950%, 04/15/32	Baa2	4,828
		Equitable Resources,
		Inc Note
3,750,000		5.150%, 03/01/18	A2	3,689
4,000,000		5.150%, 11/15/12	A2	4,096
		Halliburton Co Note
2,000,000		5.500%, 10/15/10	Baa2	2,087
		Panhandle Eastern
		Pipe Line Note
2,000,000		4.800%, 08/15/08	Baa3	2,039
		Pemex Project Funding
		Master Trust
		(Guarantee Note)
1,500,000	e	6.125%, 08/15/08	Baa1	1,577
		Pemex Project
		Funding Master Trust
		(Guarantee Note)
1,500,000		8.500%, 02/15/08	Baa1	1,718
6,750,000		9.125%, 10/13/10	Baa1	7,999
5,000,000		8.000%, 11/15/11	Baa1	5,563

		TOTAL OIL AND GAS
		EXTRACTION		61,448

OTHER MORTGAGE BACKED SECURITIES—1.85%
		Banc of America
		Commercial
		Mortgage , Inc
		Series 2003-2
		(Class A4)
10,000,000		5.061%, 03/11/41	Aaa	10,160
		CS First Boston
		Mortgage
		Securities Corp
		Series 2001-Cp4
		(Class A4)
14,000,000		6.180%, 12/15/35	Aaa	15,372
		General Electric Capital
		Commercial Mortgage
		Corp Series 2003-C2
		(Class A4)
21,000,000		5.145%, 07/10/37	Aaa	21,524
		JP Morgan Chase
		Commercial
		Mortgage Securities
		Corp Series 2002-C1
		(Class A3)
14,250,000		5.376%, 07/12/37	Aaa	14,898
		Morgan Stanley
		Dean Witter
		Capital I
		Series 2003-TOP9
		(Class A2)
10,000,000	e	4.740%, 11/13/36		10,018
		Wachovia Bank
		Commercial
		Mortgage Trust
		Series 2002-C2
		(Class A4)
14,000,000		4.980%, 11/15/34	Aaa	14,234

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-13

Statement of Investments - Bond Market Account - December 31, 2003

				VALUE
PRINCIPAL			RATINGS†	(000)

OTHER MORTGAGE BACKED SECURITIES—(Continued)
		Wachovia Bank
		Commercial
		Mortgage Trust
		Series 2003-C3
		(Class A2)
$ 14,000,000	e	4.867%, 02/15/35	Aaa	$ 14,083

		TOTAL OTHER
		MORTGAGE
		BACKED
		SECURITIES		100,289

PAPER AND ALLIED PRODUCTS—0.47%
		Abitibi-Consolidated,
		Inc Deb
1,750,000		8.850%, 08/01/30	Ba1	1,892
		Boise Cascade Corp
		(Sr Note)
4,000,000		6.500%, 11/01/10	Ba2	4,173
		Georgia-Pacific Corp
		(Guarantee Note)
2,000,000		8.875%, 02/01/10	Ba2	2,280
		International Paper
		Co Note
2,500,000	e	3.800%, 04/01/08	Baa2	2,490
6,250,000		5.850%, 10/30/12	Baa2	6,515
3,000,000		5.500%, 01/15/14	Baa2	3,020
		Kimberly-Clark
		Corp Note
3,000,000		5.000%, 08/15/13	Aa2	3,031
		MeadWestvaco Corp
		(Guarantee Note)
2,250,000		6.850%, 04/01/12	Baa2	2,474

		TOTAL PAPER AND
		ALLIED PRODUCTS		25,875

PERSONAL SERVICES—0.04%
		Coinmach Corp
		(Sr Note)
2,000,000	e	9.000%, 02/01/10	B2	2,170

		TOTAL PERSONAL
		SERVICES		2,170

PETROLEUM AND COAL PRODUCTS—0.58%
		Conoco Funding Co
		(Guarantee Note)
7,000,000		6.350%, 10/15/11	A3	7,826
		Conoco, Inc (Sr Note)
3,000,000		6.950%, 04/15/29	A3	3,406
		ConocoPhillips Note
4,000,000		8.500%, 05/25/05	A3	4,371
2,000,000		5.900%, 10/15/32	A3	2,010
		Enterprise Products
		Partners LP
		(Guarantee Note)
2,750,000		6.875%, 03/01/33	Baa2	2,730
		Valero Energy
		Corp Note
3,500,000		6.125%, 04/15/07	Baa3	3,752
2,000,000		6.875%, 04/15/12	Baa3	2,216
3,000,000	e	4.750%, 06/15/13	Baa3	2,874
2,000,000		7.500%, 04/15/32	Baa3	2,220

		TOTAL PETROLEUM AND
		COAL PRODUCTS		31,405

PIPELINES, EXCEPT NATURAL GAS—0.20%
		Kaneb Pipe Line
		Operating
		Partnership LP
		(Sr Note)
2,000,000		5.875%, 06/01/13	Ba1	2,051
		Kinder Morgan Energy
		Partners LP (Sr Note)
5,000,000		7.300%, 08/15/33	Baa1	5,680
		TransCanada
		Pipelines Ltd Note
3,750,000		4.000%, 06/15/13	A2	3,480

		TOTAL PIPELINES,
		EXCEPT
		NATURAL GAS		11,211

PRIMARY METAL INDUSTRIES—0.11%
		Precision Castparts
		Corp Note
5,900,000		5.600%, 12/15/13	Baa3	5,952

		TOTAL PRIMARY METAL
		INDUSTRIES		5,952

PRINTING AND PUBLISHING—0.67%
		A.H. Belo Corp
		Deb Note
4,000,000		7.250%, 09/15/27	Baa3	4,369
		American
		Achievement Corp
		(Guarantee Note)
2,000,000		11.625%, 01/01/07	B1	2,200
		Mail Well I Corp
		(Guarantee Note)
2,000,000	e	9.625%, 03/15/12	B1	2,220
		News America
		Holdings Deb
8,000,000		7.700%, 10/30/25	Baa3	9,284

† As provided by Moody’s Investors Services (Unaudited)

BM-14 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Market Account - December 31, 2003

PRINCIPAL			RATINGS†	VALUE (000)

PRINTING AND PUBLISHING—(Continued)
		News America Inc
		(Guarantee Note)
$ 1,000,000	e	4.750%, 03/15/10	Baa3	$ 1,026
2,000,000		6.550%, 03/15/33	Baa3	2,082
		Quebecor Media, Inc
		(Sr Note)
2,000,000		11.125%, 07/15/11	B2	2,315
		Scholastic Corp Note
3,500,000	e	5.000%, 04/15/13	Baa2	3,456
		Viacom Inc
		(Guarantee Note)
3,000,000		7.700%, 07/30/10	A3	3,558
3,000,000		6.625%, 05/15/11	A3	3,393
		Von Hoffmann Press Inc
		(Guarantee Note)
2,000,000		10.250%, 03/15/09	B2	2,130

		TOTAL PRINTING AND
		PUBLISHING		36,033

RAILROAD TRANSPORTATION—0.53%
		Burlington North Santa
		Fe Note
5,000,000		5.900%, 07/01/12	Baa2	5,376
		Canadian National
		Railway Co Note
3,500,000		4.400%, 03/15/13	Baa1	3,361
		Norfolk Southern Corp
		(Sr Note)
5,000,000		7.250%, 02/15/31	Baa1	5,640
		Union Pacific
		Corp Note
4,400,000		7.600%, 05/01/05	Baa2	4,717
5,000,000		5.750%, 10/15/07	Baa2	5,402
3,500,000		6.650%, 01/15/11	Baa2	3,918

		TOTAL RAILROAD
		TRANSPORTATION		28,414

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.10%
		Newell Rubbermaid,
		Inc Note
3,500,000	e	6.000%, 03/15/07	Baa2	3,697
		Sealed Air Corp
		(Sr Note)
1,750,000		5.375%, 04/15/08	Baa3	1,848

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS		5,545

SECURITY AND COMMODITY BROKERS—1.17%

		Bear Stearns Cos,
		Inc Note
4,000,000		5.700%, 11/15/14	A1	4,163
		Franklin Resources,
		Inc Note
3,000,000		3.700%, 04/15/08	A2	2,997
		Goldman Sachs
		Group Inc Note
2,500,000		4.125%, 01/15/08	Aa3	2,561
4,000,000		5.700%, 09/01/12	Aa3	4,200
4,000,000		5.250%, 04/01/13	Aa3	4,046
3,500,000		4.750%, 07/15/13	Aa3	3,405
7,000,000		5.250%, 10/15/13	Aa3	7,062
		Lehman Brothers
		Holdings, Inc Note
5,000,000		6.250%, 05/15/06	A1	5,431
4,500,000		3.500%, 08/07/08	A1	4,463
1,500,000		4.000%, 01/22/08	A1	1,528
4,500,000		6.625%, 01/18/12	A1	5,067
		Morgan Stanley Note
5,500,000		3.625%, 04/01/08	Aa3	5,510
8,000,000	e	6.600%, 04/01/12	Aa3	8,934
4,000,000		5.300%, 03/01/13	Aa3	4,077

		TOTAL SECURITY AND
		COMMODITY
		BROKERS		63,444

SPECIAL TRADE CONTRACTORS—0.06%
		Commercial Metals
		Co Note
3,000,000		5.625%, 11/15/13	Baa2	3,071

		TOTAL SPECIAL TRADE
		CONTRACTORS		3,071

STONE, CLAY, AND GLASS PRODUCTS—0.06%
		CRH America Inc
		(Guarantee Note)
3,250,000		6.400%, 10/15/33	Baa1	3,345

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS		3,345

TOBACCO PRODUCTS—0.02%
		RJ Reynolds Tobacco
		Holdings, Inc
		(Guarantee Note)
1,250,000	e	6.500%, 06/01/07	Ba2	1,263

		TOTAL TOBACCO
		PRODUCTS		1,263

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-15

Statement of Investments - Bond Market Account - December 31, 2003

PRINCIPAL			RATINGS†	(000)

TRANSPORTATION BY AIR—0.14%
		Continental Airlines, Inc		VALUE
		Note (Pass-Thru Cert)
$ 5,000,000		6.563%, 02/15/12	Aaa	$ 5,317
		Southwest Airlines Co
		(Pass-Thru Cert)
2,000,000		5.496%, 11/01/06	Aa2	2,120

		TOTAL TRANSPORTATION
		BY AIR		7,437

TRANSPORTATION EQUIPMENT—1.30%
		Boeing Capital Corp
4,000,000		5.800%, 01/15/13	A3	4,182
		DaimlerChrysler NA
		Holding
		Corp
		(Guarantee Note)
3,500,000		8.500%, 01/18/31	A3	4,176
4,000,000		0.065%, 11/15/13	A3	4,210
		Ford Motor Co
		Deb
14,000,000		6.625%, 10/01/28	Baa1	12,816
		General Dynamics
		Corp Note
4,000,000		4.250%, 05/15/13	A2	3,837
		General Motors
		Acceptance
		Corp Deb
10,000,000		8.000%, 11/01/31	A3	11,187
		General Motors Corp
		(Sr Note)
2,000,000	e	7.125%, 07/15/13	Baa1	2,188
8,250,000	e	8.375%, 07/15/33	Baa1	9,540
		Goodrich Corp Note
2,000,000		7.000%, 04/15/38	Baa3	2,071
		Hyundai Motor
		Manufacturing
		Alabama LLC
		(Guarantee Note)
3,500,000		5.300%, 12/19/08	Ba1	3,510
		Lockheed Martin
		Corp Bond
3,500,000		8.500%, 12/01/29	Baa2	4,563
		Northrop Grumman
		Corp (Guarantee
		Note)
4,000,000		7.750%, 02/15/31	Baa3	4,868
		United Technologies
		Corp Deb
2,500,000		7.500%, 09/15/29	A2	3,044

		TOTAL TRANSPORTATION
		EQUIPMENT		70,192

WHOLESALE TRADE- DURABLE GOODS—0.04%
		Ingram Micro, Inc
		(Sr Sub Note)
2,000,000		9.875%, 08/15/08	Ba2	2,210

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS		2,210

WHOLESALE TRADE- NONDURABLE GOODS—0.08%
		Petronas Capital Ltd
		(Guarantee Note)
4,000,000		7.000%, 05/22/12	Baa1	4,556

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS		4,556

		TOTAL CORPORATE BONDS
		(Cost $1,558,259)		1,613,666

GOVERNMENT BONDS—69.78%
AGENCY SECURITIES—18.79%
		Federal Farm
		Credit Bank (FFCB)
110,050,000	e	2.250%, 09/01/06	Aaa	109,401
		Federal Home Loan
		Bank (FHLB)
120,140,000		1.875%, 02/15/05	Aaa	120,744
		Federal Home Loan
		Mortgage Corp
		(FHLMC)
72,200,000		6.875%, 01/15/05	Aaa	76,239
20,000,000	d	4.250%, 06/15/05	Aaa	20,759
3,000,000		7.100%, 04/10/07	Aaa	3,390
293,000,000		3.670%, 02/12/08	Aaa	293,773
15,000,000		3.500%, 05/21/08	Aaa	15,073
15,000,000		3.750%, 05/12/09	Aaa	15,015
30,000,000	e	6.375%, 08/01/11	Aa2	31,701
20,000,000		6.750%, 03/15/31	Aaa	23,092
		Federal National
		Mortgage
		Association (FNMA)
93,800,000	e	2.250%, 05/15/06	Aaa	93,782
50,000,000	e	4.375%, 10/15/06	Aaa	52,493
82,000,000		5.000%, 01/15/07	Aaa	87,512
46,500,000		3.500%, 10/15/07	Aaa	46,573
24,000,000		6.250%, 02/01/11	Aaa	26,534

		TOTAL AGENCY SECURITIES

† As provided by Moody’s Investors Services (Unaudited)

BM-16 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Market Account - December 31, 2003

				VALUE
PRINCIPAL			RATINGS†	(000)

FOREIGN GOVERNMENT BONDS—1.84%
		Brazilian Government
		International Bond
$ 2,750,000	e	9.250%, 10/22/10	B2	$ 2,956
2,750,000	e	10.250%, 06/17/13	B2	3,087
		Canada Government
		Bond
5,500,000		6.750%, 08/28/06	Aaa	6,119
		Chile Government
		International Bond
4,000,000		5.500%, 01/15/13	Baa1	4,114
		Korea Development
		Bank Note
5,000,000		5.750%, 09/10/13	A3	5,202
		Mexico Government
		International Bond
3,000,000		4.625%, 10/08/08	Baa2	3,035
10,000,000	e	6.375%, 01/16/13	Baa2	10,400
7,000,000		8.125%, 12/30/19	Baa2	7,840
		Poland Government
		International Bond
5,000,000		5.250%, 01/15/14	A2	5,000
		Province of British
		Columbia Note
5,000,000		4.625%, 10/03/06	Aa2	5,271
13,000,000		5.375%, 10/29/08	Aa2	14,063
		Province of
		Manitoba Note
5,000,000		4.250%, 11/20/06	Aa2	5,221
		Province of Ontario,
		Canada
5,000,000		7.000%, 08/04/05	Aa2	5,403
5,000,000		5.500%, 10/01/08	Aa2	5,432
3,500,000		5.125%, 07/17/12	Aa2	3,668
		Province of
		Quebec Deb
10,000,000		7.500%, 09/15/29	A1	12,456

		TOTAL FOREIGN
		GOVERNMENT
		BONDS		99,267

MORTGAGE BACKED SECURITIES—33.53%
		Federal Home Loan Mortgage
		Corp Gold (FGLMC)
40,000,000	h	5.000%, 01/31/04		39,475
10,000,000	h	5.500%, 01/31/04		10,119
71,000,000	h	6.000%, 01/31/04		73,352
486,473		7.000%, 09/01/10		519
1,035,656		6.000%, 04/01/11		1,088
2,049,359		7.000%, 07/01/13		2,187
7,408,282		6.500%, 12/01/16		7,848
64,487,200		5.000%, 05/01/18	65,775
17,227,298		5.000%, 05/01/18	17,571
30,945,968		5.000%, 06/01/18	31,564
17,668,463		4.500%, 10/01/18	17,687
12,116,171		4.500%, 10/01/18	12,129
10,006,024		4.500%, 10/01/18	10,016
5,976,687		4.500%, 11/01/18	5,983
11,774,059		4.500%, 11/01/18	11,786
1,365,897		4.500%, 11/01/18	1,367
2,403,672		7.000%, 10/01/20	2,547
256,779		7.000%, 05/01/23	273
2,392,503		8.000%, 01/01/31	2,581
508,404		7.000%, 11/01/31	538
1,655,468		7.000%, 12/01/31	1,752
653,827		7.000%, 12/01/31	692
1,234,304		7.000%, 12/01/31	1,306
646,756		7.000%, 12/01/31	684
498,317		7.000%, 12/01/31	527
511,811		7.000%, 12/01/31	542
770,483		7.000%, 12/01/31	815
1,142,988		7.000%, 12/01/31	1,209
1,241,697		7.000%, 01/01/32	1,314
307,102		7.000%, 01/01/32	325
2,154,727		8.000%, 02/01/32	2,323
14,837,035		6.500%, 09/01/32	15,542
8,883,886		6.000%, 04/01/33	9,185
11,075,009		6.000%, 05/01/33	11,450
22,692,417		5.500%, 06/01/33	22,978
10,667,393		5.500%, 10/01/33	10,802
17,420,689		5.500%, 10/01/33	17,640
21,179,371		5.500%, 10/01/33	21,446
7,811,968		5.500%, 11/01/33	7,910
53,315,359		5.500%, 12/01/33	53,987
		Federal National Mortgage
		Association (FNMA)
60,000,000	h	4.500%, 02/28/04	60,056
257,049		6.000%, 12/01/08	271
2,401,338		6.500%, 05/01/09	2,550
347,970		7.500%, 11/01/10	372
146,524		8.000%, 06/01/11	157
95,295		8.000%, 06/01/11	102
143,772		8.000%, 06/01/11	154
52,320		8.000%, 06/01/11	56
83,278		8.000%, 07/01/11	89
1,733,780		7.500%, 02/01/15	1,856
3,773,297		7.500%, 04/01/15	4,039
4,529,762		7.500%, 04/01/15	4,848
112,410		6.500%, 02/01/16	118
324,315		6.500%, 03/01/16	341
176,886		6.500%, 04/01/16	186
4,730,580		6.500%, 10/01/16	5,019

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-17

Statement of Investments - Bond Market Account - December 31, 2003

PRINCIPAL			VALUE (000)

MORTGAGE BACKED SECURITIES—(Continued)
$ 3,484,315		6.500%, 11/01/16	$ 3,697
2,065,203		6.000%, 11/01/17	2,169
7,010,045		6.000%, 12/01/17	7,361
14,987,807		6.000%, 01/01/18	15,739
5,176,754		6.000%, 02/01/18	5,434
10,886,478		6.500%, 02/01/18	11,546
15,751,261		5.500%, 03/01/18	16,341
16,527,506		5.500%, 03/01/18	17,147
15,385,445		5.500%, 03/01/18	15,962
11,002,138		5.500%, 04/01/18	11,414
65,733,920		5.500%, 04/01/18	68,197
10,957,559		6.000%, 04/01/18	11,501
5,528,899		6.500%, 04/01/18	5,864
37,989,220	d	5.000%, 05/01/18	38,795
7,949,319		5.000%, 06/01/18	8,118
3,463,642		6.000%, 01/01/19	3,605
428,530		6.000%, 02/01/19	446
943,238		8.000%, 03/01/23	1,031
1,857,334		8.000%, 07/01/24	2,025
408,730		9.000%, 11/01/25	456
6,254,838		6.000%, 01/01/28	6,484
910,533		6.000%, 02/01/28	944
11,860,716		6.500%, 06/01/32	12,406
2,693,346		7.000%, 07/01/32	2,852
1,962,891		7.000%, 07/01/32	2,079
21,307,295		6.500%, 10/01/32	22,287
52,628,837	d	6.500%, 10/01/32	55,049
19,791,678		6.500%, 11/01/32	20,702
5,532,952		7.000%, 01/01/33	5,859
22,135,259		6.000%, 02/01/33	22,890
46,227,710		6.000%, 02/01/33	47,807
13,763,714		6.500%, 02/01/33	14,397
61,002,966		6.500%, 03/01/33	63,808
30,422,165	d	6.500%, 04/01/33	31,821
12,570,036		6.500%, 05/01/33	13,148
14,486,033		6.500%, 05/01/33	15,152
21,833,537		6.000%, 08/01/33	22,579
19,964,003		6.000%, 08/01/33	20,646
28,101,207		6.000%, 08/01/33	29,061
45,792,695		6.000%, 08/01/33	47,357
6,573,573		5.000%, 09/01/33	6,508
8,317,221		5.000%, 10/01/33	8,235
6,887,338		5.000%, 10/01/33	6,819
4,691,888		5.000%, 10/01/33	4,645
11,418,578		5.000%, 11/01/33	11,305
13,872,291		5.000%, 11/01/33	13,735
1,581,523		5.000%, 11/01/33	1,566
5,780,822		6.500%, 11/01/33	6,047
20,188,651	h	5.500%, 12/01/33	20,462
16,391,624	h	5.500%, 12/01/33	16,613
23,994,360	h	5.500%, 12/01/33	24,319
278,000,000	h	5.500%, 01/25/34	281,562
		Government National
		Mortgage Association (GNMA)
36,000,000	h	6.000%, 01/31/04	37,406
53,390		8.500%, 10/15/09	59
98,898		8.500%, 12/15/09	108
111,623		8.500%, 12/15/09	122
691,079		9.000%, 12/15/09	759
102,516		8.500%, 01/15/10	113
84,532		8.500%, 01/15/10	93
37,874		9.000%, 06/15/16	42
49,012		9.000%, 09/15/16	55
22,694		9.000%, 09/15/16	25
55,405		9.000%, 09/15/16	62
30,765		9.000%, 11/15/16	34
28,070		9.000%, 12/15/16	31
44,367		9.000%, 12/15/16	50
519,053		9.500%, 12/15/16	580
27,648		9.000%, 07/15/17	31
67,133		9.000%, 06/15/20	75
1,077,851		6.500%, 01/15/24	1,141
412,190		8.000%, 06/15/24	451
808,955		8.500%, 11/20/30	874
699,624		8.500%, 12/20/30	756
3,919,618		6.000%, 05/15/33	4,077
12,928,438		6.000%, 05/15/33	13,448
42,730,091		5.500%, 09/20/33	43,366
6,938,797		5.500%, 10/15/33	7,062
19,000,000	h	6.000%, 01/20/34	19,742

		TOTAL MORTGAGE BACKED
		SECURITIES	1,813,602

U.S. TREASURY SECURITIES—15.62%
		U.S. Treasury Bond
227,000,000		10.000%, 05/15/10	252,824
38,150,000		7.250%, 05/15/16	47,586
197,610,000		8.000%, 11/15/21	266,957
6,000,000	e	5.375%, 02/15/31	6,257
		U.S. Treasury Note
5,550,000	e	2.000%, 08/31/05	5,586
3,100,000	e	2.375%, 08/15/06	3,117
4,950,000	e	2.625%, 11/15/06	4,994
27,050,000	e	4.375%, 05/15/07	28,642
1,510,000	e	3.250%, 08/15/07	1,540
9,325,000	e	2.625%, 05/15/08	9,185
33,250,000	e	3.250%, 08/15/08	33,454
700,000	e	3.125%, 10/15/08	699
8,250,000	e	3.375%, 11/15/08	8,315
19,000,000	e	3.375%, 12/15/08	19,128
4,675,000	e	5.500%, 05/15/09	5,198
13,200,000	e	6.000%, 08/15/09	14,952
410,000	e	3.625%, 05/15/13	394

BM-18 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Market Account - December 31, 2003

PRINCIPAL			VALUE (000)

U.S. TREASURY SECURITIES—(Continued)
$ 1,725,000	e	4.250%, 08/15/13	$ 1,727
1,365,000	e	4.250%, 11/15/13	1,364
		U.S. Treasury Strip
187,000,000		0.000%, 05/15/16	101,274
84,500,000	e	0.000%, 11/15/21	32,170

		TOTAL U.S. TREASURY
		SECURITIES	845,363

		TOTAL GOVERNMENT BONDS
		(Cost $3,757,858)	3,774,313

		TOTAL BONDS
		(Cost $5,316,117)	5,387,979

TIAA-CREF MUTUAL FUNDS—0.06%
361,858		TIAA-CREF High-Yield
		Bond Fund	3,373

		TOTAL TIAA-CREF MUTUAL
		FUNDS (Cost $3,048)	3,373

SHORT TERM INVESTMENTS—14.19%
CERTIFICATE OF DEPOSIT—0.46%
		Toronto Dominion Bank
25,000,000	d	1.080%, 02/17/04	25,000

		TOTAL CERTIFICATE OF
		DEPOSIT	25,000

COMMERCIAL PAPER—3.47%
		Barclay’s U.S. Funding
6,000,000	c,d	1.080%, 01/12/04	5,998
		Caterpillar Financial
		Services Corp
20,000,000	c,d	1.040%, 01/05/04	19,997
		CC (USA), Inc
22,000,000	c,d	1.160%, 04/20/04	21,927
		Citicorp
13,500,000	c,d	1.070%, 01/16/04	13,494
19,800,000	c,d	1.080%, 01/20/04	19,788
		Gannett Co, Inc
7,000,000	c	1.050%, 01/12/04	6,998
		Greyhawk Funding LLC
18,500,000	c,d	1.080%, 01/23/04	18,487
5,800,000	c,d	1.100%, 01/16/04	5,797
		Preferred Receivables
		Funding
18,813,000	c,d	1.090%, 01/08/04	18,809
6,600,000	c	1.080%, 01/14/04	6,597
		Receivables Capital Corp
25,000,000	c,d	1.090%, 01/08/04	24,994
		Societe Generale
		North America, Inc
25,000,000	d	1.090%, 04/16/04	24,923

		TOTAL COMMERCIAL
		PAPER	187,809

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—6.00%
		Federal Home Loan Bank (FHLB)
6,700,000	d	1.040%, 01/02/04	6,700
		Federal Home Loan Mortgage
		Corp (FHLMC)
4,200,000		1.020%, 01/08/04	4,199
7,400,000	d	1.030%, 02/05/04	7,393
13,900,000		1.020%, 02/17/04	13,881
50,000,000	d	1.070%, 02/18/04	49,932
16,000,000	d	1.070%, 03/01/04	15,973
22,900,000	d	1.060%, 04/21/04	22,827
5,200,000	d	1.140%, 05/12/04	5,180
25,000,000	d	1.210%, 08/02/04	24,827
		Federal National Mortgage
		Association (FNMA)
2,400,000		1.050%, 01/12/04	2,399
7,200,000		1.050%, 01/30/04	7,194
300,000		1.010%, 02/02/04	300
18,200,000	d	1.070%, 02/25/04	18,172
50,000,000	d	1.050%, 03/10/04	49,903
11,800,000	d	1.050%, 03/17/04	11,775
39,800,000	d	1.050%, 03/24/04	39,706
20,400,000		1.040%, 03/31/04	20,347
16,600,000		1.070%, 04/02/04	16,556
7,200,000	d	1.120%, 04/21/04	7,177

		TOTAL U.S. GOVERNMENT
		AND AGENCIES DISCOUNT
		NOTES	324,441

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.26%
REPURCHASE AGREEMENTS
		Bear Stearns & Co. 1.000%
		Dated 12/31/03,
		Due 01/02/04
		In The Amount Of
		$15,217,423
		(Fully Collateralized By
		High Grade Debt
		Obligations:
15,217,000		Total Market Value
		$15,366,009)	15,217

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-19

Statement of Investments - Bond Market Account - December 31, 2003

PRINCIPAL		VALUE (000)

REPURCHASE AGREEMENT—(Continued)
	Credit Suisse First Boston
	0.990% Dated 12/31/03,
	Due 01/02/04 In The
	Amount Of $90,007,525
	(Fully Collateralized By
	High Grade Debt
	Obligations:
$ 90,005,050	Total Market Value
	$91,801,141)	$ 90,008
	Goldman Sachs & Co.
	1.010% Dated 12/31/03,
	Due 01/02/04 In The
	Amount Of $50,021,403
	(Fully Collateralized By
	High Grade Debt
	Obligations:
50,020,000	Total Market Value
	$50,575,507	50,021
	Merrill Lynch & Co. Inc,
	0.980% Dated 12/31/03,
	Due 01/02/04 In The
	Amount Of $75,002,042
	(Fully Collateralized By
	High Grade Debt
	Obligations:
75,000,000	Total Market Value
	$76,237,865)	75,002

	TOTAL INVESTMENT OF
	CASH COLLATERAL FOR
	SECURITIES LOANED	230,248

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $769,054)	767,498

	TOTAL PORTFOLIO—113.87%
	(Cost $6,088,219)	6,158,850
	OTHER ASSETS &
	LIABILITIES, NET—(13.87%)	(750,045)

	NET ASSETS—100.00%	$5,408,805

c     Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d     All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e     All or a portion of these securities are out on loan.

h     These securities were purchased on a delayed delivery basis.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.

BM-20 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

To the Participants of College Retirement Equities Fund:

The accompanying financial statements of the Bond Market Account of College Retirement Equities Fund (“CREF”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF’s internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the chief audit executive regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts’ operations.

/s/ Herbert M. Allison, Jr.	/s/ Elizabeth A. Monrad

President and	Executive Vice President and
Chief Executive Officer	Chief Financial Officer

Bond Market Account 2003 CREF Annual Report BM-21

Report of the Audit Committee

To the Participants of College Retirement Equities Fund:

The Audit Committee oversees the financial reporting process of the Bond Market Account of College Retirement Equities Fund (“CREF”) on behalf of CREF’s Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of CREF’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of CREF. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and CREF, and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

BM-22 2003 CREF Annual Report Bond Market Account

Statement of Assets and Liabilities

Bond Market Account

December 31, 2003 (amounts in thousands, except amounts per accumulation unit)

ASSETS
Portfolio investments, at cost	$6,088,219
Net unrealized appreciation of portfolio investments	70,631

Portfolio investments, at value (including securities loaned of $225,396)	6,158,850
Cash	4,462
Dividends and interest receivable	49,990
Receivable from securities transactions	21,641
Amounts due from TIAA	4,945

Total assets	6,239,888

LIABILITIES
Deposits for securities loaned—Note 3	230,249
Payable for securities transactions	600,834

Total liabilities	831,083

NET ASSETS
Accumulation Fund	5,243,017
Annuity Fund	165,788

Total net assets	$5,408,805

Accumulation units outstanding—Notes 4 and 5	73,111

Net asset value per accumulation unit—Note 4	$ 71.71

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-23

Statement of Operations

Bond Market Account

Year Ended December 31, 2003 (amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$ 241,582
Dividends	248

Total income	241,830

Expenses—Note 2:
Investment	7,178
Operating	21,303

Total expenses	28,481

Investment income—net	213,349

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS—Note 3
Net realized gain on total investments	131,247
Net change in unrealized appreciation on total investments	(104,349)

Net realized and unrealized gain on total investments	26,898

Net increase in net assets resulting from operations	$ 240,247

BM-24 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Cash Flows

Bond Market Account
Year Ended December 31, 2003 (amounts in thousands)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$ 240,247
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term securities	9,085,495
Purchases of long term securities	(10,095,457)
Sales of short-term investments—net	2,232,493
Increase in receivables	(1,356)
Decrease in payables	(118,952)
Net realized gain on total investments	(131,247)
Net change in unrealized loss on total investments	104,349

Net cash provided by operating activities	1,315,572

CASH FLOWS FROM FINANCING ACTIVITIES:
Premiums	486,904
Net transfers to TIAA	(65,052)
Net transfers to other CREF Accounts and affiliated mutual funds	(821,066)
Annuity payments	(32,614)
Withdrawals and death benefits	(185,828)
Payments from participation in dollar roll transactions-net	(696,378)

Net cash used in financing activities	(1,314,034)

Increase in cash	1,538

CASH
Beginning of year	2,924

End of year	$ 4,462

SEE NOTES TO FINANCIAL STATEMENTS	Bond Market Account 2003 CREF Annual Report BM-25

Statements of Changes in Net Assets

Bond Market Account

Years Ended December 31, (amounts in thousands)	2003	2002

FROM OPERATIONS
Investment income—net	$ 213,349	$ 241,793
Net realized gain on total investments	131,247	89,529
Net change in unrealized appreciation (depreciation) on total investments	(104,349)	161,097

Net increase in net assets resulting from operations	240,247	492,419

FROM PARTICIPANT TRANSACTIONS
Premiums	486,904	433,028
Net transfers to TIAA	(65,052)	(66,924)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(821,066)	555,947
Annuity payments	(32,614)	(30,940)
Withdrawals and death benefits	(185,828)	(175,036)

Net increase (decrease) in net assets resulting from participant transactions	(617,656)	716,075

Net increase (decrease) in net assets	(377,409)	1,208,494

NET ASSETS
Beginning of year	5,786,214	4,577,720

End of year	$5,408,805	$5,786,214

BM-26 2003 CREF Annual Report Bond Market Account	SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

Note 1—Significant Accounting Policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios (“Accounts”). The accompanying financial statements are those of the Bond Market Account (“Account”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing value of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Change in Accounting Policy. Effective August 1, 2003, the Account changed the method by which realized gains and losses on securities transactions are calculated

Bond Market Account   2003 CREF Annual Report  BM-27

Notes to Financial Statements (continued)

from the average cost method to the specific identification method. This change was made in order to conform more closely with industry standards. For the Account, the effect of this change for the year ended December 31, 2003 was to increase net realized gain on securities transactions by $2,202,797, increase net unrealized loss on securities transactions by $1,968,876 and decrease investment income-net by $233,921, but had no net impact on the increase in net assets resulting from operations, total net assets or on the condensed financial information.

Dollar Roll Transactions. The Account may enter into dollar rolls in which the Account sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance the Account’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Account results in borrowing requiring the presentation of a statement of cash flows.

Securities Lending. The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

BM-28  2003 CREF Annual Report     Bond Market Account

Notes to Financial Statements (continued)

Note 2—Management Agreements

Investment advisory services for the Account are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with the Account. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the Account and distribution functions for the Account’s certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with the Account. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Effective January 1, 2004, Services was converted from a regular corporation to a limited liability corporation.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the Account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to the Account’s actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the Account for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

Note 3—Investments

At December 31, 2003, net unrealized appreciation of portfolio investments for the Account was $70,630,603, consisting of gross unrealized appreciation of $109,464,738 and gross unrealized depreciation of $38,834,135.

At December 31, 2003, the market value of securities loaned and cash collateral received in connection therewith for the Account was $225,396,073 and $230,248,593, respectively.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Account for the year ended December 31, 2003, were $10,345,003,471 and $9,135,396,597, respectively.

At December 31, 2003, the Account owned 361,858 shares of the High-Yield Bond Fund of the TIAA-CREF Mutual Funds representing 1.48% of its total shares outstanding.

Bond Market Account   2003 CREF Annual Report  BM-29

Notes to Financial Statements (continued)

Note 4—Condensed Financial Information

For the Years Ended December 31,	2003	2002	2001	2000	1999

Per Accumulation Unit Data:
Investment income	$ 2.946	$ 3.317	$ 3.258	$ 3.636	$ 3.289
Expenses	.347	.261	.242	.174	.166

Investment income—net	2.599	3.056	3.016(a)	3.462	3.123
Net realized and unrealized gain (loss) on total investments	.377	3.236	1.571(a)	2.621	(3.711)

Net increase (decrease) in
Accumulation Unit Value	2.976	6.292	4.587	6.083	(.588)
Accumulation Unit Value:
Beginning of year	68.737	62.445	57.858	51.775	52.363

End of year	$71.713	$68.737	$62.445	$57.858	$51.775

Total Return	4.33%	10.08%	7.93%	11.75%	(1.12%)
Ratios to Average Net Assets:
Expenses	0.49%	0.41%	0.43%	0.33%	0.32%
Investment income—net	3.69%	4.75%	5.36%(a)	6.50%	6.03%
Portfolio Turnover Rate	163.84%	249.41%	257.02%	377.44%(b)	656.58%
Thousands of Accumulation Units outstanding at end of year	73,111	81,952	71,368	54,745	54,918

(a)	As required, effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income—net per Accumulation Unit by $.067, increase net realized and unrealized gain per Accumulation Unit by $.067 and decrease the ratio of investment income—net to average net assets by .12%. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)	During 2000, the Account began structuring dollar rolls as financing transactions; had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover rate for the year ended December 31, 2000 would have been 552.94%.

BM-30  2003 CREF Annual Report     Bond Market Account

Notes to Financial Statements (concluded)

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding of the Account were as follows:

Years Ended December 31,	2003	2002

Accumulation Units:
Credited for premiums	6,951,319	6,628,310
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(15,792,451)	3,956,067
Outstanding:
Beginning of year	81,952,346	71,367,969

End of year	73,111,214	81,952,346

Note 6—Letter of Credit

The Account participates in a letter of credit agreement in the amount of $20 million for the purpose of facilitating the settlement of transactions in the mortgage-backed securities market. For the year ended December 31, 2003, the Account did not borrow under this agreement.

Bond Market Account   2003 CREF Annual Report  BM-31

Report of Independent Auditors

To the Participants and Board of Trustees of
College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Bond Market Account (one of the Accounts comprising College Retirement Equities Fund (“CREF”)) as of December 31, 2003, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Market Account of CREF at December 31, 2003, the results of its operations and cash flows for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 18, 2004

BM-32  2003 CREF Annual Report     Bond Market Account

CREF Social Choice Account  Socially Screened Stocks and Bonds

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The CREF Social Choice Account posted a total return of 19.56% for the year, trailing the 20.28% total return of its composite benchmark, a weighted average of the Russell 3000® Index and the Lehman Brothers Aggregate Bond Index. The account’s return topped the 18.15% average return of similar variable annuities, as measured by the Morningstar Moderate Allocation (VA) category, which tracked 1,004 variable annuity accounts as of December 31, 2003. Neither the benchmark nor the Morningstar category screens investments for social criteria.

Excluded Stocks Affect Performance

The account’s social screens helped its performance relative to the Russell 3000 by excluding several stocks that significantly underperformed the index. These stocks included Pfizer, Wal-Mart, and ExxonMobil. The positive effects of the screens were more than offset by the screens’ exclusion of several well-performing stocks. Among these were Citigroup and Genentech, which is owned by Roche Holdings.

Managing Risk

Because the social screens prevent the account’s owning some of the stocks in the Russell 3000 Index, the account’s managers use statistical techniques to ensure that the risk characteristics of the stock portion of the portfolio closely resemble those of the index. The result was overweight holdings relative to the benchmark in several stocks that underperformed the index and detracted from performance, including Merck and Johnson & Johnson. The negative effects of these stocks were partly offset by holdings such as Intel and FleetBoston, which outperformed the index and helped the account’s return.

Fixed-Income Investments

In the fixed-income portion of the account, performance relative to the benchmark was helped by overweight holdings in corporate bonds. Additional positive contributions came from an overweight position in mortgage-backed securities and from large holdings of U.S. Treasury inflation-protected securities (TIPS) during the first quarter. (These are not included in the benchmark.) Generally, there is little or no difference between the returns of fixed-income investments that are screened for social criteria and those that are not.

Social Choice Account 2003 CREF Annual Report SC-1

CREF Social Choice Account  Socially Screened Stocks and Bonds

PERFORMANCE

Investment Objective

Seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria. Investments must pass multiple social screens.

$10,000 over Ten Years	Calendar Year Total Returns

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]

	1 year	5 years	10 years	5 years	10 years

Social Choice Account	19.56%	2.83%	9.63%	14.98%	150.96%

Benchmarks:
Russell 3000® Index[2]	31.06	0.37	10.77	1.86	178.24

CREF Social Choice Composite Benchmark	20.28	3.05	9.38	16.24	145.25

Lehman Brothers Aggregate Bond Index	4.10	6.62	6.94	37.80	95.76

Peer group:
Morningstar Moderate Allocation (VA)	18.15	1.22	6.67	6.25	90.69

1     Past performance of the CREF Social Choice Account should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the units you own may be worth more or less than their original value. Due to market volatility, the account’s recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 1 800 842-2252.

2     Russell 3000 is a trademark and a service mark of the Frank Russell Company.

SC-2 2003 CREF Annual Report Social Choice Account

CREF Social Choice Account  Socially Screened Stocks and Bonds

PROFILE

Ten Largest Holdings (as of 12/31/2003)

	Coupon	Maturity	Percent of
Company	Rate	Date	Net Assets

U.S. Treasury Bond	7.250%	5/15/16	2.18
FNMA	2.250	5/15/06	2.05
U.S. Treasury Bond	10.000	5/15/10	1.57
Microsoft Corp	na	na	1.46
Intel Corp	na	na	1.36
U.S. Treasury Bond	8.000	11/15/21	1.35
Johnson & Johnson	na	na	1.27
U.S. Treasury Bond	3.375	12/15/08	1.18
American Int’l Group, Inc	na	na	1.17
Procter & Gamble Co	na	na	1.16

Total			14.75

The Account’s Benchmarks

We use two benchmarks for the CREF Social Choice Account. The Russell 3000® Index tracks the stocks of the 3,000 largest publicly traded U.S. companies. The Lehman Brothers Aggregate Bond Index tracks the performance of the U.S. investment grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

Portfolio Composition (as of 12/31/2003)

Percent of
Portfolio

U.S. Stocks	61.0
Long-Term Bonds	38.7
Short-Term Investments	0.3

Total	100.00

Account Facts

Inception Date	3/1/1990
Net Assets (12/31/2003)	$5.89 billion
2003 Actual Expense Charge*	0.47%

*	We estimate expenses each year based on projected expense and asset levels. Differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically, adjustments have been small.

This portfolio’s investments must pass two kinds of social screens. The first kind excludes companies whose revenues are derived from alcohol, tobacco, gambling, weapons production, or nuclear power. Remaining companies are then evaluated and selected based on such criteria as respect for the environment, diversity, charitable giving, fair labor and governance practice, and other issues. Because of these screens, the account may not be able to take advantage of the same opportunities or market trends as do other accounts that do not use such criteria.

Social Choice Account 2003 CREF Annual Report SC-3

Statement of Investments - Social Choice Account - December 31, 2003

Summary by Industry
	VALUE (000)%

BONDS
CORPORATE BONDS
Apparel And Accessory Stores	$ 3,016	0.05%
Asset Backed	23,436	0.40
Automotive Dealers And Service Stations	4,985	0.08
Business Services	5,332	0.09
Chemicals And Allied Products	44,768	0.76
Communications	58,004	0.98
Depository Institutions	142,095	2.41
Eating And Drinking Places	5,337	0.09
Electric, Gas, And Sanitary Services	11,004	0.19
Electronic and Other Electric Equipment	8,813	0.15
Food And Kindred Products	25,478	0.43
Food Stores	18,326	0.31
Furniture And Fixtures	5,888	0.10
General Building Contractors	17,603	0.30
General Merchandise Stores	3,729	0.06
Health Services	3,203	0.05
Holding And Other Investment Offices	18,246	0.31
Industrial Machinery And Equipment	20,655	0.35
Insurance Carriers	30,078	0.51
Miscellaneous Manufacturing Industries	3,020	0.05
Motion Pictures	14,898	0.25
Nondepository Institutions	24,004	0.41
Oil And Gas Extraction	10,945	0.19
Other Mortgage Backed Securities	44,028	0.75
Paper And Allied Products	5,052	0.09
Petroleum And Coal Products	4,431	0.08
Pipelines, Except Natural Gas	2,840	0.05
Primary Metal Industries	5,397	0.09
Railroad Transportation	5,937	0.10
Security And Commodity Brokers	12,982	0.22
Transportation By Air	0	0.00
Transportation Equipment	5,040	0.09

TOTAL CORPORATE BONDS (Cost $519,731)	588,570	9.99

GOVERNMENT BONDS
Agency Securities	406,642	6.90
Foreign Government Bonds	19,878	0.33
Mortgage Backed Securities	661,607	11.23
U.S. Treasury Securities	$ 599,176	10.17%

TOTAL GOVERNMENT BONDS (Cost $1,682,689)	1,687,303	28.63

TOTAL BONDS (Cost $2,202,420)	2,275,873	38.62

PREFERRED STOCK
Electric, Gas, And Sanitary Services	223	0.00

TOTAL PREFERRED STOCK (Cost $174)	223	0.00

COMMON STOCK
Amusement And Recreation Services	573	0.01
Apparel And Accessory Stores	16,451	0.28
Apparel And Other Textile Products	6,112	0.10
Auto Repair, Services And Parking	133	0.00
Automotive Dealers And Service Stations	2,339	0.04
Building Materials And Garden Supplies	52,510	0.89
Business Services	234,743	3.98
Chemicals And Allied Products	363,869	6.17
Communications	169,140	2.87
Depository Institutions	400,757	6.80
Eating And Drinking Places	30,099	0.51
Educational Services	3,291	0.06
Electric, Gas, And Sanitary Services	165,153	2.80
Electronic & Other Electric Equipment	234,107	3.97
Engineering And Management Services	20,970	0.36
Fabricated Metal Products	36,262	0.62
Food And Kindred Products	142,048	2.41
Food Stores	27,907	0.47
Furniture And Fixtures	18,043	0.31
Furniture And Homefurnishings Stores	11,472	0.19
General Building Contractors	17,410	0.30
General Merchandise Stores	58,151	0.99
Health Services	17,069	0.29
Holding And Other Investment Offices	94,755	1.61
Hotels And Other Lodging Places	2,325	0.04
Industrial Machinery And Equipment	325,793	5.53
Instruments And Related Products	129,181	2.19
Insurance Agents, Brokers And Service	30,425	0.52
Insurance Carriers	191,850	3.26
Leather And Leather Products	717	0.01

SC-4 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

	VALUE (000)%

Lumber And Wood Products	$ 27	0.00%
Metal Mining	4,697	0.08
Miscellaneous Manufacturing Industries	7,928	0.13
Miscellaneous Retail	50,661	0.86
Motion Pictures	71,739	1.22
Nondepository Institutions	137,248	2.33
Nonmetallic Minerals, Except Fuels	6,766	0.12
Oil And Gas Extraction	100,432	1.70
Paper And Allied Products	26,662	0.45
Personal Services	3,765	0.06
Petroleum And Coal Products	15,925	0.27
Primary Metal Industries	26,748	0.45
Printing And Publishing	27,957	0.47
Railroad Transportation	11,239	0.19
Rubber And Miscellaneous Plastic Products	2,002	0.03
Security And Commodity Brokers	66,487	1.13
Special Trade Contractors	20	0.00
Stone, Clay, And Glass Products	7,393	0.13
Transportation By Air	23,986	0.41
Transportation Equipment	38,425	0.65
Transportation Services	3,289	0.06
Trucking And Warehousing	19,736	0.33
Wholesale Trade— Durable Goods	87,734	1.49
Wholesale Trade— Nondurable Goods	43,323	0.74

TOTAL COMMON STOCK (Cost $2,807,746)	3,587,844	60.88

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	192,527	3.27
Investment of Cash Collateral for Securities loaned	242,806	4.12

TOTAL SHORT TERM INVESTMENTS (Cost $435,194)	435,333	7.39

TOTAL PORTFOLIO
(Cost $5,445,534)	6,299,273	106.89
OTHER ASSETS & LIABILITIES, NET	(405,951)	(6.89)

NET ASSETS	$5,893,322	100.00%

			VALUE
PRINCIPAL		RATINGS†	(000)

BONDS—38.62%
CORPORATE BONDS—9.99%
APPAREL AND ACCESSORY STORES—0.05%
	Kohl’s Corp Deb
$ 3,000,000	6.000%, 01/15/33	A3	$ 3,016

	TOTAL APPAREL AND
	ACCESSORY STORES		3,016

ASSET BACKED—0.40%
	Household Automotive
	Trust Series 2000-2
	(Class A3)
2,128,385	3.680%, 04/17/06	Aaa	2,146
	Chase Funding
	Mortgage
	Loan Asset-Backed
	Certificates
	Series 2002-1
	(Class 1A4)
7,000,000	5.742%, 09/25/28	Aaa	7,204
	Countrywide Asset-
	Backed
	Certificates
	Series 2002-S2
	(Class A5)
5,000,000	5.478%, 01/25/17	Aaa	5,150
	Ryder Vehicle
	Lease Trust
	Series 2001-A
	(Class A4)
8,768,210	5.810%, 08/15/06	Aaa	8,936

	TOTAL ASSET
	BACKED		23,436

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.08%
	Autozone, Inc
	(Sr Note)
5,000,000	4.750%, 11/15/10	Baa2	4,985

	TOTAL AUTOMOTIVE
	DEALERS AND SERVICE
	STATIONS		4,985

BUSINESS SERVICES—0.09%
	Deluxe Corp
	(Sr Note)
5,250,000	5.000%, 12/15/12	A2	5,332

	TOTAL BUSINESS
	SERVICES		5,332

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-5

Statement of Investments - Social Choice Account - December 31, 2003

				VALUE
PRINCIPAL			RATINGS†	(000)

CHEMICALS AND ALLIED PRODUCTS—0.76%
		Avery Dennison
		Corp Bond
$ 3,000,000		6.000%, 01/15/33	A3	$ 3,029
		Estee Lauder Cos,
		Inc (Sr Note)
5,000,000		5.750%, 10/15/33	A1	4,928
		Gillette Co (Sr Note)
5,000,000		4.125%, 08/30/07	Aa3	5,202
		Johnson & Johnson Deb
4,000,000		4.950%, 05/15/33	Aaa	3,610
		Merck & Co, Inc Deb
5,000,000		5.950%, 12/01/28	Aaa	5,184
		Merck & Co, Inc Note
6,000,000		5.250%, 07/01/06	Aaa	6,412
		Praxair, Inc Note
5,000,000		3.950%, 06/01/13	A3	4,676
		Procter & Gamble Co
		(Unsub Note)
6,000,000	e	6.875%, 09/15/09	Aa3	6,919
		Valspar Corp Notes
4,500,000		6.000%, 05/01/07	Baa2	4,808

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS		44,768

COMMUNICATIONS—0.98%
		AT&T Corp (Sr Note)
5,000,000		8.050%, 11/15/11	Baa2	5,742
3,170,000		8.375%, 03/15/13	Baa3	3,877
		AT&T Wireless
		Services, Inc
		(Sr Note)
2,500,000		7.875%, 03/01/11	Baa2	2,877
1,500,000		8.750%, 03/01/31	Baa2	1,838
		Comcast Corp Bond
2,000,000		7.050%, 03/15/33	Baa3	2,176
		New England
		Telephone &
		Telegraph Note
5,000,000		7.650%, 06/15/07	Aa3	5,727
		SBC Communications,
		Inc Note
3,500,000		5.750%, 05/02/06	A1	3,758
5,000,000	e	5.875%, 08/15/12	A1	5,291
		Sprint Capital Corp
		(Guarantee Note)
1,500,000		6.000%, 01/15/07	Baa3	1,598
5,500,000		6.900%, 05/01/19	Baa3	5,640
		Verizon Global
		Funding
		Corp Note
4,500,000	e	6.125%, 06/15/07	A2	4,936
	Verizon Maryland,
	Inc Bond
2,750,000	5.125%, 06/15/33	Aa3	2,358
	Verizon Pennsylvania
	Notes
5,000,000	5.650%, 11/15/11	Aa3	5,248
	Verizon Wireless
	Capital
	LLC Note
6,500,000	5.375%, 12/15/06	A3	6,938

	TOTAL COMMUNICATIONS		58,004

DEPOSITORY INSTITUTIONS—2.41%
	Bank of America
	(Sub Note)
10,000,000	6.875%, 02/15/05	Aa3	10,581
3,500,000	5.875%, 02/15/09	Aa2	3,834
	Bank One Corp
	(Sub Note)
3,000,000	5.250%, 01/30/13	A1	3,073
	Charter One Bank
	FSB Note
	(Sub Note)
5,000,000	6.375%, 05/15/12	A3	5,479
	Fifth Third
	Bancorp Note
5,000,000	3.375%, 08/15/08	Aa1	4,972
	First Chicago Corp
	(Sub Note)
9,700,000	6.375%, 01/30/09	A1	10,784
	First Tennessee
	Bank NA
	(Sub Note)
2,000,000	4.625%, 05/15/13	A2	1,942
	Greenpoint Financial
	Corp (Sr Note)
2,000,000	3.200%, 06/06/08	Baa1	1,937
	Hudson United Bank/
	Mahwah, NJ
	(Sub Note)
5,000,000	7.000%, 05/15/12	Baa3	5,600
	JP Morgan Chase & Co
	(Sub Note)
3,000,000	7.875%, 06/15/10	A2	3,565
3,250,000	5.750%, 01/02/13	A2	3,422
	Keybank National
	Association Note
5,000,000	5.000%, 07/17/07	A1	5,291
	Mellon Funding Corp
	(Guarantee Note)
2,500,000	4.875%, 06/15/07	A1	2,638
5,000,000	6.400%, 05/14/11	A2	5,606

† As provided by Moody’s Investors Services (Unaudited)

SC-6 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

			VALUE
PRINCIPAL		RATINGS†	(000)

DEPOSITORY INSTITUTIONS—(Continued)
	Mercantile
	Bankshares Corp
	(Sub Note)
$ 5,000,000	4.625%, 04/15/13	A2	$ 4,875
	National City Bank/
	Indiana Note
5,000,000	4.875%, 07/20/07	Aa3	5,289
	Northern Trust Co
	(Sub Note)
5,000,000	4.600%, 02/01/13	A1	4,922
	Popular North
	America Inc
	(Sub Note)
3,000,000	3.875%, 10/01/08	A3	2,991
	PNC Funding Corp
3,000,000	5.250%, 11/15/15	N/R	2,970
	Regions Financial
	Corp (Sub Note)
5,000,000	6.375%, 05/15/12	A2	5,515
	SunTrust Banks, Inc
	(Sr Note)
5,000,000	5.050%, 07/01/07	Aa3	5,308
	Union Planters Bank NA
	Note
5,000,000	5.125%, 06/15/07	A1	5,283
	US Bancorp (Sr Note)
4,500,000	5.100%, 07/15/07	Aa3	4,787
	US Bank National
	Association
	(Sub Note)
5,000,000	6.300%, 02/04/14	Aa3	5,509
	Wachovia Corp
	(Sub Note)
10,000,000	6.300%, 04/15/08	A1	11,061
	Washington Mutual,
	Inc Note
2,000,000	7.500%, 08/15/06	A3	2,236
	Webster Bank
	(Sub Note)
2,000,000	5.875%, 01/15/13	Baa3	2,083
	Wells Fargo
	Financial, Inc Note
3,750,000	5.875%, 08/15/08	Aa1	4,109
3,000,000	6.125%, 04/18/12	Aa1	3,279
	Zions Bancorp
	(Sub Note)
3,000,000	6.000%, 09/15/15	Baa1	3,154

	TOTAL DEPOSITORY
	INSTITUTIONS		142,095

EATING AND DRINKING PLACES—0.09%
	McDonald’s Corp Note
5,000,000	5.750%, 03/01/12	A2	5,337

	TOTAL EATING AND
	DRINKING PLACES		5,337

ELECTRIC, GAS, AND SANITARY SERVICES—0.19%
	Atmos Energy Corp
	(Sr Note)
5,000,000	5.125%, 01/15/13	A3	4,986
	National Fuel Gas
	Co Note
5,000,000	5.250%, 03/01/13	A3	5,013
	Nisource Finance Corp
	(Guarantee Note)
1,000,000	3.200%, 11/01/06	Baa3	1,005

	TOTAL ELECTRIC, GAS,
	AND SANITARY
	SERVICES		11,004

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—0.15%
	Emerson Electric
	Co Note
4,000,000	5.750%, 11/01/11	A2	4,269
4,500,000	5.000%, 12/15/14	A2	4,544

	TOTAL ELECTRONIC
	AND OTHER
	ELECTRIC
	EQUIPMENT		8,813

FOOD AND KINDRED PRODUCTS—0.43%
	Bottling Group LLC
	(Guarantee Note)
5,000,000	4.625%, 11/15/12	A3	4,979
	Campbell Soup
	Co Note
5,000,000	5.000%, 12/03/12	A3	5,081
	General Mills,
	Inc Note
5,000,000	5.125%, 02/15/07	Baa2	5,307
	HJ Heinz Co
	(Guarantee Note)
4,000,000	6.625%, 07/15/11	A3	4,505
	Kellogg Co Note
5,000,000	6.600%, 04/01/11	Baa2	5,606

	TOTAL FOOD AND
	KINDRED
	PRODUCTS		25,478

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-7

Statement of Investments - Social Choice Account - December 31, 2003

				VALUE
PRINCIPAL			RATINGS†	(000)

FOOD STORES—0.31%
		Albertson’s,
		Inc Deb
$ 7,000,000		7.450%, 08/01/29	Baa2	$ 7,627
		Kroger Co
		(Guarantee Note)
5,000,000		8.050%, 02/01/10	Baa3	5,925
		Safeway, Inc Note
4,155,000		7.500%, 09/15/09	Baa2	4,774

		TOTAL FOOD STORES		18,326

FURNITURE AND FIXTURES—0.10%
		Leggett & Platt,
		Inc Note
4,000,000		4.700%, 04/01/13	A2	3,952
		Newell Rubbermaid,
		Inc Note
2,000,000		4.000%, 05/01/10	Baa2	1,936

		TOTAL FURNITURE AND
		FIXTURES		5,888

GENERAL BUILDING CONTRACTORS—0.30%
		Lennar Corp Note
3,000,000		5.950%, 03/01/13	Baa3	3,144
		MDC Holdings Inc
		(Guarantee Note)
5,000,000		5.500%, 05/15/13	Baa3	4,995
		Pulte Homes, Inc
		(Sr Note)
4,000,000		6.375%, 05/15/33	Baa3	3,918
		Toll Brothers Inc
		(Guarantee Note)
5,000,000		6.875%, 11/15/12	Baa3	5,546

		TOTAL GENERAL
		BUILDING
		CONTRACTORS		17,603

GENERAL MERCHANDISE STORES—0.06%
		Target Corp Note
3,000,000		5.875%, 03/01/12	A2	3,261
500,000	e	4.000%, 06/15/13	A2	468

		TOTAL GENERAL
		MERCHANDISE
		STORES		3,729

HEALTH SERVICES—0.05%
		UnitedHealth Group,
		Inc Note
3,000,000		5.200%, 01/17/07	A3	3,203

		TOTAL HEALTH
		SERVICES		3,203

HOLDING AND OTHER INVESTMENT OFFICES—0.31%
		AvalonBay
		Communities
		Inc Note
5,000,000		6.625%, 09/15/11	Baa1	5,509
		Certegy Inc Note
5,000,000		4.750%, 09/15/08	Baa2	5,089
		EOP Operating LP
		(Guarantee Note)
2,000,000		5.875%, 01/15/13	Baa1	2,090
		Vornado Realty
		Trust Note
2,000,000		5.625%, 06/15/07	Baa2	2,122
		Washington Mutual
		Financial Corp
		(Sr Note)
3,000,000		6.875%, 05/15/11	A3	3,436

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES		18,246

INDUSTRIAL MACHINERY AND EQUIPMENT—0.35%
		Hewlett-Packard
		Co Note
5,000,000		3.625%, 03/15/08	A3	5,014
5,000,000		6.500%, 07/01/12	A3	5,564
		International Business
		Machines Corp Note
5,000,000		4.750%, 11/29/12	A1	5,002
		John Deere Capital
		Corp Note
5,000,000		3.900%, 01/15/08	A3	5,075

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT		20,655

INSURANCE CARRIERS—0.51%
		America General
		Corp Note
5,000,000		7.500%, 08/11/10	Aaa	5,938
		Chubb Corp (Sr Note)
3,000,000		5.200%, 04/01/13	A1	3,059
		Hartford Financial
		(Sr Note)
6,000,000	e	6.375%, 11/01/08	A3	6,621
		Lincoln National
		Corp Note
4,000,000		5.250%, 06/15/07	A3	4,222
		Protective Life Corp Note
5,000,000		4.300%, 06/01/13	A3	4,699

† As provided by Moody’s Investors Services (Unaudited)

SC-8 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

			VALUE
PRINCIPAL		RATINGS†	(000)

INSURANCE CARRIERS—(Continued)
	Safeco Corp (Sr Note)
$ 2,500,000	4.875%, 02/01/10	Baa1	$ 2,541
	UnitedHealth Group,
	Inc Note
3,000,000	4.875%, 04/01/13	A3	2,998

	TOTAL INSURANCE
	CARRIERS		30,078

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.05%
	Blyth, Inc Note
3,000,000	5.500%, 11/01/13	Baa2	3,020

	TOTAL MISCELLANEOUS
	MANUFACTURING
	INDUSTRIES		3,020

MOTION PICTURES—0.25%
	AOL Time Warner, Inc
	(Guarantee Note)
3,000,000	6.875%, 05/01/12	Baa1	3,372
	Time Warner, Inc
	(Guarantee Note)
6,000,000	6.625%, 05/15/29	Baa1	6,174
	Walt Disney Co Note
5,000,000	5.500%, 12/29/06	Baa1	5,352

	TOTAL MOTION
	PICTURES		14,898

NONDEPOSITORY INSTITUTIONS—0.41%
	American Express
	Co Note
5,000,000	3.750%, 11/20/07	A1	5,082
3,000,000	4.875%, 07/15/13	A1	3,007
	Countrywide
	Home Loans,
	Inc (Guarantee Note)
5,000,000	5.625%, 07/15/09	A3	5,425
	MBNA Corp Note
5,000,000	6.250%, 01/17/07	Baa2	5,450
	SLM Corp Note
5,000,000	3.950%, 08/15/08	A2	5,040

	TOTAL NONDEPOSITORY
	INSTITUTIONS		24,004

OIL AND GAS EXTRACTION—0.19%
	Anadarko Finance
	(Guarantee Note)
5,515,000	6.750%, 05/01/11	Baa1	6,223
	Apache Finance
	Canada Corp
	(Guarantee Note)
5,000,000	4.375%, 05/15/15	A3	4,722

	TOTAL OIL AND GAS
	EXTRACTION		10,945

OTHER MORTGAGE BACKED SECURITIES—0.75%
	Banc of America
	Commercial
	Mortgage, Inc
	Series 2003-2
	(Class A2)
10,000,000	5.061%, 03/11/41	Aaa	10,160
	Banc of America
	Commercial
	Mortgage, Inc
	Series 2002-2
	(Class A3)
6,000,000	5.118%, 07/11/43	Aaa	6,200
	JP Morgan Chase
	Commercial Mortgage
	Securities Corp Series
	2002-C1 (Class A3)
1,000,000	5.376%, 07/12/37	Aaa	1,045
	JP Morgan Chase
	Commercial Mortgage
	Securities Corp Series
	2003-CB6 (Class A2)
9,000,000	5.255%, 07/12/37	Aaa	9,277
	Merrill Lynch
	Mortgage Trust
	Series 2003-KEY1
	(Class A4)
10,000,000	5.236%, 11/01/35	Aaa	10,261
	Wachovia Bank
	Commercial
	Mortgage Trust
	Series 2002-C2
	(Class A4)
4,000,000	4.980%, 11/15/34	Aaa	4,067
	Wachovia Bank
	Commercial
	Mortgage Trust
	Series 2003-C3
	(Class A2)
3,000,000	4.867%, 02/15/35	Aaa	3,018

	TOTAL OTHER
	MORTGAGE
	BACKED SECURITIES		44,028

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-9

Statement of Investments - Social Choice Account - December 31, 2003

			VALUE
PRINCIPAL		RATINGS†	(000)

PAPER AND ALLIED PRODUCTS—0.09%
	Kimberly-Clark
	Corp Note
$ 5,000,000	5.000%, 08/15/13	Aa2	$ 5,052

	TOTAL PAPER AND
	ALLIED PRODUCTS		5,052

PETROLEUM AND COAL PRODUCTS—0.08%
	Valero Energy
	Corp Note
4,000,000	6.875%, 04/15/12	Baa3	4,431

	TOTAL PETROLEUM AND
	COAL PRODUCTS		4,431

PIPELINES, EXCEPT NATURAL GAS—0.05%
	Kinder Morgan Energy
	Partners LP (Sr Note)
2,500,000	7.300%, 08/15/33	Baa1	2,840

	TOTAL PIPELINES,
	EXCEPT NATURAL GAS		2,840

PRIMARY METAL INDUSTRIES—0.09%
	Hubbell, Inc Note
5,000,000	6.375%, 05/15/12	A3	5,397

	TOTAL PRIMARY METAL
	INDUSTRIES		5,397

RAILROAD TRANSPORTATION—0.10%
	Norfolk Southern
	Corp Deb
5,000,000	7.800%, 05/15/27	Baa1	5,937

	TOTAL RAILROAD
	TRANSPORTATION		5,937

SECURITY AND COMMODITY BROKERS—0.22%
	Goldman Sachs
	Group, Inc Note
2,000,000	4.125%, 01/15/08	Aa3	2,048
5,000,000	5.700%, 09/01/12	Aa3	5,249
	Merrill Lynch & Co,
	Inc Note
5,000,000	6.875%, 11/15/18	Aa3	5,685

	TOTAL SECURITY AND
	COMMODITY
	BROKERS		12,982

TRANSPORTATION BY AIR—0.00%
		Delta Airlines, Inc Series
		1992-B1
		(Pass-Thu Cert) Note
10		8.270%, 09/23/07	B1	0

		TOTAL TRANSPORTATION
		BY AIR		0

TRANSPORTATION EQUIPMENT—0.09%
		Harsco Corp Note
5,000,000		5.125%, 09/15/13	A3	5,040

		TOTAL TRANSPORTATION
		EQUIPMENT		5,040

		TOTAL CORPORATE BONDS
		(Cost $519,731)		588,570

GOVERNMENT BONDS—28.63%
AGENCY SECURITIES—6.90%
		Federal Home Loan
		Mortgage
		Corp (FHLMC)
65,000,000		1.875%, 01/15/05	Aaa	65,306
25,000,000		6.875%, 01/15/05	Aaa	26,399
50,000,000		7.000%, 07/15/05	Aaa	54,021
18,000,000		3.670%, 02/12/08	Aaa	18,047
24,000,000		5.750%, 04/15/08	Aaa	26,306
13,000,000		3.500%, 05/21/08	Aaa	13,063
8,000,000		3.750%, 05/12/09	Aaa	8,008
7,500,000		6.750%, 03/15/31	Aaa	8,659
		Federal National
		Mortgage
		Association (FNMA)
120,800,000	e	2.250%, 05/15/06	Aaa	120,777
20,000,000		5.000%, 01/15/07	Aaa	21,344
1,200,000		7.125%, 03/15/07	Aaa	1,359
19,000,000	e	3.500%, 10/15/07	Aaa	19,030
22,000,000		6.250%, 02/01/11	Aaa	24,323

		TOTAL AGENCY
		SECURITIES		406,642

FOREIGN GOVERNMENT BONDS—0.33%
		Province of Quebec Deb
5,500,000		7.000%, 01/30/07	A1	6,176
11,000,000		7.500%, 09/15/29	A1	13,702

		TOTAL FOREIGN
		GOVERNMENT BONDS		19,878

MORTGAGE BACKED SECURITIES—11.23%
		Federal Home Loan
		Mortgage Corp Gold (FGLMC)
669,319		6.000%, 03/01/11		703
1,929,369		6.500%, 12/01/16		2,044
2,510,476		6.000%, 12/01/17		2,634

† As provided by Moody’s Investors Services (Unaudited)

SC-10 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

PRINCIPAL			VALUE (000)

MORTGAGE BACKED SECURITIES—(Continued)
$ 22,760,484	d	5.000%, 05/01/18	$ 23,215
5,421,191		5.000%, 06/01/18	5,529
13,189,282		4.500%, 11/01/18	13,203
12,483,459		4.500%, 11/01/18	12,497
2,003,061	d	7.000%, 10/01/20	2,122
102,772		7.000%, 05/01/23	109
1,422,117	d	8.000%, 01/01/31	1,534
5,745,518		7.000%, 04/01/32	6,079
1,943,641		6.500%, 08/01/32	2,036
11,544,236		6.000%, 05/01/33	11,935
10,276,790		5.500%, 06/01/33	10,406
11,030,886		6.000%, 06/01/33	11,404
16,180,411		6.000%, 06/01/33	16,728
10,776,290		5.500%, 09/01/33	10,912
9,018,214		5.500%, 09/01/33	9,132
10,850,686		5.000%, 11/01/33	10,716
2,997,578		6.500%, 11/01/33	3,140
19,953,676		5.500%, 12/01/33	20,205
19,000,000	h	5.000%, 01/31/34	18,751
7,000,000	h	6.000%, 01/31/34	7,232
		Federal National
		Mortgage Association
		(FNMA)
170,084		7.500%, 06/01/11	182
64,037		8.000%, 06/01/11	69
95,608		8.000%, 06/01/11	102
166,554		8.000%, 07/01/11	179
73,356		7.500%, 08/01/11	78
43,041		7.500%, 09/01/11	46
5,489		7.500%, 09/01/11	6
123,711		7.500%, 10/01/11	132
4,135		7.500%, 10/01/11	4
18,564		7.500%, 10/01/11	20
1,019,205		7.000%, 04/01/12	1,089
221,363		6.500%, 09/01/12	235
37,784		8.500%, 11/01/14	41
1,616,290		6.500%, 10/01/16	1,715
5,906,737	d	6.500%, 04/01/17	6,269
8,810,480		6.000%, 11/01/17	9,252
12,106,616		6.000%, 11/01/17	12,713
6,154,500		6.000%, 01/01/18	6,463
3,453,174		6.000%, 02/01/18	3,625
3,284,497		6.500%, 02/01/18	3,483
8,470,899		5.500%, 03/01/18	8,788
10,674,615		5.500%, 03/01/18	11,075
21,145,748	d	5.500%, 04/01/18	21,938
17,665,154		5.000%, 06/01/18	18,040
24,889,957		5.000%, 07/01/18	25,418
1,890,820		6.000%, 01/01/19	1,968
1,836,081		6.000%, 02/01/19	1,911
258,690		8.000%, 03/01/23	283
513,862		8.000%, 07/01/24	560
3,382,423		6.500%, 10/01/32	3,538
5,794,440		6.500%, 10/01/32	6,061
15,552,303		6.500%, 11/01/32	16,268
2,253,896		7.000%, 01/01/33	2,387
6,256,233		6.500%, 02/01/33	6,544
14,916,000		6.500%, 03/01/33	15,602
6,896,820		6.500%, 04/01/33	7,214
4,198,014		6.500%, 05/01/33	4,391
2,931,357		5.500%, 07/01/33	2,971
11,470,250		6.000%, 08/01/33	11,862
948,692		6.000%, 08/01/33	981
13,693,137		6.000%, 08/01/33	14,161
3,820,863		5.000%, 11/01/33	3,783
32,371,192		5.500%, 11/01/33	32,809
5,304,216		5.500%, 11/01/33	5,376
4,850,494		5.500%, 11/01/33	4,916
4,160,107		5.500%, 11/01/33	4,216
3,761,227		5.500%, 11/01/33	3,812
3,175,735		5.500%, 11/01/33	3,219
76,000,000	h	5.500%, 01/31/34	76,974
25,000,000	h	4.500%, 02/28/34	25,023
		Government National
		Mortgage Association (GNMA)
52,571		8.500%, 09/15/09	58
107,194		8.500%, 10/15/09	117
18,689		8.500%, 12/15/09	20
668,183		9.000%, 12/15/09	734
481,783		9.000%, 12/15/17	539
61,143		9.000%, 03/15/20	68
25,953		9.000%, 08/15/20	29
322,738		8.000%, 06/15/22	354
72,925		6.500%, 08/15/23	77
152,167		6.500%, 08/15/23	161
145,466		6.500%, 09/15/23	154
2,062,228	d	6.500%, 05/20/31	2,171
10,450,836		6.000%, 05/15/33	10,871
13,305,868		6.000%, 05/15/33	13,841
8,035,781		5.500%, 09/15/33	8,178
33,675,694		5.500%, 09/20/33	34,177

		TOTAL MORTGAGE BACKED
		SECURITIES	661,607

U.S. TREASURY SECURITIES—10.17%
		U.S. Treasury Bond
83,283,000		10.000%, 05/15/10	92,757
102,950,000		7.250%, 05/15/16	128,413
58,800,000		8.000%, 11/15/21	79,435
1,580,000	e	5.375%, 02/15/31	1,648
		U.S. Treasury Note
4,350,000	e	1.500%, 07/31/05	4,347
44,950,000	e	2.375%, 08/15/06	45,192
25,000,000	e	2.625%, 11/15/06	25,221

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-11

Statement of Investments - Social Choice Account - December 31, 2003

PRINCIPAL			VALUE (000)

U.S. TREASURY SECURITIES—(Continued)
$ 57,550,000	e	2.625%, 05/15/08	$ 56,687
38,800,000	e	3.250%, 08/15/08	39,038
2,700,000	e	3.125%, 10/15/08	2,695
68,785,000	e	3.375%, 12/15/08	69,247
250,000	e	5.500%, 05/15/09	278
820,000	e	4.375%, 08/15/12	836
		United States Treasury Strip
84,500,000		0.000%, 05/15/16	45,763
20,000,000	e	0.000%, 11/15/21	7,619

		TOTAL U.S. TREASURY
		SECURITIES	599,176

		TOTAL GOVERNMENT BONDS
		(Cost $1,682,689)	1,687,303

		TOTAL BONDS
		(Cost $2,202,420)	2,275,873

SHARES

PREFERRED STOCK—0.00%
ELECTRIC, GAS, AND SANITARY SERVICES—0.00%
87,001		NiSource, Inc (Sails)	223

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	223

		TOTAL PREFERRED STOCK
		(Cost $174)	223

COMMON STOCK—60.88%
AMUSEMENT AND RECREATION SERVICES—0.01%
19,189	*	Gaylord Entertainment Co	573

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	573

APPAREL AND ACCESSORY STORES—0.28%
36,208		Foot Locker, Inc	849
53,334	*	Footstar, Inc	205
312,430		Gap, Inc	7,252
45,719		Nordstrom, Inc	1,568
38,284		Ross Stores, Inc	1,012
250,421		TJX Cos, Inc	5,522
12,403	*	Wilsons The Leather
		Experts, Inc	43

		TOTAL APPAREL AND
		ACCESSORY STORES	16,451

APPAREL AND OTHER TEXTILE PRODUCTS—0.10%
49,857	*	Collins & Aikman Corp	216
31,554		Liz Claiborne, Inc	1,119
3,200		Oxford Industries, Inc	108
107,980		VF Corp	4,669

		TOTAL APPAREL AND
		OTHER TEXTILE PRODUCTS	6,112

AUTO REPAIR, SERVICES AND PARKING—0.00%
1,200	*	Midas, Inc	17
3,400		Ryder System, Inc	116

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	133

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.04%
22,591	*	Autozone, Inc	1,925
13,400	*	Carmax, Inc	414

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	2,339

BUILDING MATERIALS AND GARDEN SUPPLIES—0.89%
7,955		Fastenal Co	397
998,226		Home Depot, Inc	35,427
301,254		Lowe’s Cos	16,686

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	52,510

BUSINESS SERVICES—3.98%
213,900	*	3Com Corp	1,748
4,500	*	Administaff, Inc	78
66,166		Adobe Systems, Inc	2,600
15,700	*	Agile Software Corp	155
66,744	*	Akamai Technologies, Inc	717
44,622	*	APAC Customer
		Services, Inc	116
11,174	*	Aspect Communications
		Corp	176
19,272	*	At Road, Inc	256
400,050		Automatic Data
		Processing, Inc	15,846
1,400		Barra, Inc	50
89,457	*	BEA Systems, Inc	1,100
28,252	*	Bisys Group, Inc	420
35,799	*	BMC Software, Inc	668
81,599	*	Brocade Communications
		Systems, Inc	472
60,862	*	Cadence Design
		Systems, Inc	1,094
5,000	*	Catalina Marketing Corp	101
71,007	*	Ceridian Corp	1,487
16,919		Certegy, Inc	555
17,571	*	Citrix Systems, Inc	373
72,373	*	CNET Networks, Inc	494

SC-12 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

BUSINESS SERVICES—(Continued)
30,456	*	Cognizant Technology
		Solutions Corp	$ 1,390
63,786	*	Computer Horizons Corp	251
89,838	*	Compuware Corp	543
5,085	*	Concord Communications, Inc	102
104,201	*	Convergys Corp	1,819
6,200	*	CSG Systems International, Inc	77
29,750	*	D&B Corp	1,509
24,300		Deluxe Corp	1,004
2,603	*	Digital River, Inc	58
75,453	*	DST Systems, Inc	3,151
8,599	*	eFunds Corp	149
64,398	*	Electronic Arts, Inc	3,077
368,018	e	Electronic Data
		Systems Corp	9,031
19,883	*	Embarcadero Technologies, Inc	317
4,176	*	F5 Networks, Inc	105
900		Fair Isaac Corp	44
106,714	*	Fiserv, Inc	4,216
62,013	*	GSI Commerce, Inc	605
25,783		Henry (Jack) & Associates, Inc	531
300,712	*	Homestore, Inc	1,422
122,743		IMS Health, Inc	3,051
9,400	*	Informatica Corp	97
54,832	*	Intuit, Inc	2,901
19,416	*	Iron Mountain, Inc	768
108,958	*	Juniper Networks, Inc	2,035
30,299	*	Lamar Advertising Co	1,131
548		Manpower, Inc	26
3,200	*	MAPICS, Inc	42
38,313	*	Mercury Interactive Corp	1,864
3,114,438		Microsoft Corp	85,772
46,510	*	Monster Worldwide, Inc	1,021
4,400	*	National Processing, Inc	104
19,374	*	NCR Corp	752
1,600		NDCHealth Corp	41
2,000	*	Netratings, Inc	23
220,909	*	NIC, Inc	1,774
222,200	*	Novell, Inc	2,338
20,101	*	Nuance Communications,
		Inc	154
124,109		Omnicom Group, Inc	10,838
1,485,449	*	Oracle Corp	19,608
9,628	*	Packeteer, Inc	163
8,053	*	PalmSource, Inc	175
11,400	*	Parametric Technology Corp	45
35,275	*	PDI, Inc	946
16,200	*	Pegasystems, Inc	140
83,342	*	Peoplesoft, Inc	1,900
19,700	*	Perot Systems Corp
		(Class A)	266
14,017	*	Pixar, Inc	971
18,176	*	Portal Software, Inc	122
17,488	*	R.H. Donnelley Corp	697
1,500	*	Radisys Corp	25
26,000	*	Raindance
		Communications, Inc	72
2,840	*	Register.com, Inc	15
7,500	*	Rent-Way, Inc	61
63,708	*	Robert Half
		International, Inc	1,487
7,707	*	Roxio, Inc	37
4,600	*	RSA Security, Inc	65
26,353	*	Sapient Corp	148
20,684	*	Scansoft, Inc	110
1,300	*	Secure Computing Corp	23
46,300	*	Seebeyond Technology Corp	199
156,600	*	Siebel Systems, Inc	2,172
6,300	*	SonicWALL, Inc	49
40,437	*	Spherion Corp	396
6,500		SS&C Technologies, Inc	182
1,543,479	*	Sun Microsystems, Inc	6,930
139,893	*	SunGard Data Systems, Inc	3,876
56,256	*	Symantec Corp	1,949
13,290	*	Synopsys, Inc	449
35,400	*	TIBCO Software, Inc	240
94,572	e	Total System Services, Inc	2,944
25,700	*	Tyler Technologies, Inc	247
53,652	*	Unisys Corp	797
65,025	*	VeriSign, Inc	1,060
140,500	*	Veritas Software Corp	5,221
6,769	*	Vitria Technology, Inc	48
30,500	*	WatchGuard
		Technologies, Inc	178
3,800	*	Wind River Systems, Inc	33
178,394	*	Yahoo!, Inc	8,058

		TOTAL BUSINESS SERVICES	234,743

CHEMICALS AND ALLIED PRODUCTS—6.17%
20,443	*	Abgenix, Inc	255
6,752	*	Able Laboratories, Inc	122
23,736	*	Adolor Corp	475
196,726		Air Products &
		Chemicals, Inc	10,393
4,000	*	Albany Molecular
		Research, Inc	60
5,025	*	Alexion Pharmaceuticals, Inc	86
6,874	*	Alkermes, Inc	93
109,885		Allergan, Inc	8,440
101,100		Alpharma, Inc (Class A)	2,032
16,099	*	Alteon, Inc	25

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-13

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
499,094	*	Amgen, Inc	$ 30,844
16,862	*	Amylin Pharmaceuticals, Inc	375
112,501	*	Andrx Corp	2,705
87,634	e*	Aphton Corp	526
3,918	*	Arena Pharmaceuticals, Inc	24
6,700	*	Atherogenics, Inc	100
35,685	*	Atrix Laboratories, Inc	858
63,091	*	Avant
		Immunotherapeutics, Inc	173
131,800		Avery Dennison Corp	7,383
13,443	*	AVI BioPharma, Inc	55
96,700		Avon Products, Inc	6,526
47,956	*	Barr Pharmaceuticals, Inc	3,690
63,884	*	Benthley
		Pharmaceuticals, Inc	850
110,850	*	Biogen Idec, Inc	4,077
44,157	*	BioMarin Pharmaceutical, Inc	343
60,387	e*	Biopure Corp	144
10,909	*	Biosite, Inc	316
63,624	*	Bone Care International, Inc	811
15,200	*	Bradley Pharmaceuticals, Inc	387
57,000		Cabot Corp	1,815
22,039	e*	Cell Therapeutics, Inc	192
11,828	*	Cephalon, Inc	573
11,600	*	Charles River Laboratories
		International, Inc	398
10,721	*	Chattem, Inc	192
22,118	*	Cima Labs, Inc	721
106,344		Clorox Co	5,164
244,400		Colgate-Palmolive Co	12,232
92,471	*	Collagenex
		Pharmaceuticals, Inc	1,037
83,298	*	Columbia Laboratories, Inc	525
24,200	*	Connetics Corp	439
15,500	*	Cubist Pharmaceuticals, Inc	188
23,162	*	Dendreon Corp	187
44,303		Diagnostic Products Corp	2,034
15,999	*	Digene Corp	642
84,779	*	Dov Pharmaceutical, Inc	1,142
349,215	e*	Durect Corp	901
195,800		Ecolab, Inc	5,359
77,955	*	Encysive Pharmaceuticals, Inc	698
34,257	*	Eon Labs, Inc	1,745
12,727	*	EPIX Medical, Inc	207
126,140	*	Esperion Therapeutics, Inc	4,366
199,615	*	First Horizon Pharmaceutical	2,236
214,832	*	Forest Laboratories, Inc	13,277
32,400	e*	Genta, Inc	337
120,525	*	Genzyme Corp	5,947
22,156	*	Geron Corp	221
76,828	*	Gilead Sciences, Inc	4,467
530,553		Gillette Co	19,487
96,076	*	GTC Biotherapeutics, Inc	306
78,544	*	Guilford Pharmaceuticals, Inc	533
40,388		H.B. Fuller Co	1,201
64,140	*	Hollis-Eden Pharmaceuticals	706
60,776	*	Human Genome Sciences, Inc	805
18,436	*	ICOS Corp	761
28,621	*	Idexx Laboratories, Inc	1,325
50,561	*	Ilex Oncology, Inc	1,074
3,600	*	Immucor, Inc	73
47,200	*	Immunogen, Inc	238
44,900	*	Immunomedics, Inc	205
97,808	*	Impax Laboratories, Inc	1,407
54,100	*	Indevus Pharmaceuticals, Inc	319
36,581	*	Inverness Medical
		Innovations, Inc	797
8,689	*	Invitrogen Corp	608
40,810	*	Isis Pharmaceuticals, Inc	265
179,781	*	IVAX Corp	4,293
157,750	*	King Pharmaceuticals, Inc	2,407
1,500	*	Kos Pharmaceuticals, Inc	65
73,156	*	La Jolla Pharmaceutical Co	314
39,300	*	Lannett Co, Inc	661
9,275	*	Ligand Pharmaceuticals, Inc
		(Class B)	136
34,085	*	Martek Biosciences Corp	2,215
29,268	*	Medarex, Inc	182
27,311		Medicis Pharmaceutical
		Corp (Class A)	1,947
96,422	*	MedImmune, Inc	2,449
1,206,058		Merck & Co, Inc	55,720
20,912		Meridian Bioscience, Inc	218
16,800	*	MGI Pharma, Inc	691
108,616	*	Millennium
		Pharmaceuticals, Inc	2,028
242,616		Mylan Laboratories, Inc	6,128
76,865	*	Nabi Biopharmaceuticals	977
32,567	*	NBTY, Inc	875
43,403	*	Nektar Therapeutics	591
34,431	*	Neose Technologies, Inc	317
4,000	*	Neurocrine Biosciences, Inc	218
31,990	*	Noven Pharmaceuticals, Inc	487
3,412	*	NPS Pharmaceuticals, Inc	105
1,500	*	OraSure Technologies, Inc	12
6,392	*	OSI Pharmaceuticals, Inc	206
116,844	*	Pain Therapeutics, Inc	812
235,177	*	Palatin Technologies, Inc	588
55,620	*	Penwest
		Pharmaceuticals Co	961
173,502	*	Peregrine
		Pharmaceuticals, Inc	383

SC-14 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

CHEMICALS AND ALLIED PRODUCTS—(Continued)
15,793	*	Pharmaceutical
		Resources, Inc	$ 1,029
83,891	*	Pozen, Inc	856
101,678	*	Praecis
		Pharmaceuticals, Inc	655
159,154		Praxair, Inc	6,080
686,500		Procter & Gamble Co	68,568
19,955	*	Progenics Pharmaceuticals	376
23,161	*	Protein Design Labs, Inc	415
123,854		Rohm & Haas Co	5,290
39,256	*	Salix Pharmaceuticals Ltd	890
55,729	*	Sepracor, Inc	1,334
32,480	*	SICOR, Inc	883
86,075		Sigma-Aldrich Corp	4,922
41,426	*	SuperGen, Inc	456
16,038	*	Tanox, Inc	238
24,507	*	Third Wave Technologies, Inc	112
3,390	*	Unifi, Inc	22
11,300	*	United Therapeutics Corp	259
1,726	*	USANA Health Sciences, Inc	53
25,392	*	Vertex Pharmaceuticals, Inc	260
16,600	*	Vicuron Pharmaceuticals, Inc	310
96,272	*	Watson Pharmaceuticals, Inc	4,429
3,500		West Pharmaceutical
		Services, Inc	119
52,033	*	Zymogenetics, Inc	807

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	363,869

COMMUNICATIONS—2.87%
116,486		Alltel Corp	5,426
302,467		AT&T Corp	6,140
781,097	*	AT&T Wireless Services, Inc	6,241
136,566	*	Avaya, Inc	1,767
826,229		BellSouth Corp	23,382
48,734	*	Cablevision Systems Corp
		(Class A)	1,140
3,900		CenturyTel, Inc	127
485,960	*	Comcast Corp	15,974
365,769	*	Comcast Corp Special	11,441
48,600	*	Infonet Services Corp
		(Class B)	83
135,087	*	InterActiveCorp	4,584
1,671,312	e,*	Lucent Technologies, Inc	4,747
136,709	*	Nextel Communications, Inc
		(Class A)	3,836
8,000	*	Paxson Communications
		Corp	31
5,100	*	RCN Corp	4
1,489,195		SBC Communications, Inc	38,823
341,380		Sprint Corp (FON Group)	5,605
165,900	*	Sprint Corp (PCS Group)	932
2,000	*	Time Warner Telecom, Inc
		(Class A)	20
47,126	*	Univision Communications,
		Inc (Class A)	1,870
1,041,595		Verizon Communications,
		Inc	36,539
5,100	*	West Corp	118
11,751	*	XM Satellite Radio
		Holdings, Inc	310

		TOTAL COMMUNICATIONS	169,140

DEPOSITORY INSTITUTIONS—6.80%
110,555		AmSouth Bancorp	2,709
2,500		Astoria Financial Corp	93
728,418		Bank Of America Corp	58,587
645,076		Bank One Corp	29,409
310,224		BB&T Corp	11,987
34,423		Charter One Financial, Inc	1,189
92,083		Comerica, Inc	5,162
256,214	*	Concord EFS, Inc	3,802
283,393		Fifth Third Bancorp	16,749
4,800		First Tennessee
		National Corp	212
707,227		FleetBoston Financial Corp	30,870
78,235		Golden West Financial Corp	8,073
25,950		Greenpoint Financial Corp	917
1,600	*	Intercept, Inc	18
1,250		International
		Bancshares Corp	59
949,780		J.P. Morgan Chase & Co	34,885
275,211		KeyCorp	8,069
250,983		Mellon Financial Corp	8,059
442,139		National City Corp	15,006
4,200		North Fork Bancorp, Inc	170
120,922		Northern Trust Corp	5,613
1,900		People’s Bank	62
228,563		PNC Financial Services
		Group, Inc	12,509
100,404		Regions Financial Corp	3,735
146,874		State Street Corp	7,649
179,772		SunTrust Banks, Inc	12,854
130,894		Synovus Financial Corp	3,785
950,512		U.S. Bancorp	28,306
60,667		Union Planters Corp	1,910
13,981		UnionBanCal Corp	804
4,360		W Holding Co, Inc	81
752,307		Wachovia Corp	35,050
882,688		Wells Fargo & Co	51,981
6,400		Zions Bancorp	393

		TOTAL DEPOSITORY
		INSTITUTIONS	400,757

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-15

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

EATING AND DRINKING PLACES—0.51%
153,300		Darden Restaurants, Inc	$ 3,225
968,501		McDonald’s Corp	24,048
14,800		Outback Steakhouse, Inc	654
55,351		Wendy’s International, Inc	2,172

		TOTAL EATING AND
		DRINKING PLACES	30,099

EDUCATIONAL SERVICES—0.06%
46,962	*	Apollo Group, Inc (Class A)	3,193
1,700	*	DeVry, Inc	43
1,900	*	Sylvan Learning
		Systems, Inc	55

		TOTAL EDUCATIONAL
		SERVICES	3,291

ELECTRIC, GAS, AND SANITARY SERVICES—2.80%
492,654	*	AES Corp	4,651
116,131		AGL Resources, Inc	3,379
383,059	*	Allegheny Energy, Inc	4,888
156,100		Allete, Inc	4,777
610,931	*	Aquila, Inc	2,071
17,964		Atmos Energy Corp	437
202,996		Avista Corp	3,678
64,767		Black Hills Corp	1,932
3,600		California Water Service Group	99
371,414	*	Calpine Corp	1,787
27,585	*	Casella Waste Systems,
		Inc (Class A)	378
18,700		Chesapeake Utilities Corp	487
17,100	*	Citizens Communications Co	212
211,772		Cleco Corp	3,808
3,400		Connecticut Water Service, Inc	94
448,355		DPL, Inc	9,362
185,272		Empire District Electric Co	4,063
500		EnergySouth, Inc	18
158,158		Equitable Resources, Inc	6,788
193,770		Hawaiian Electric
		Industries, Inc	9,179
215,300		Idacorp, Inc	6,442
294,157		KeySpan Corp	10,825
143,741		Kinder Morgan, Inc	8,495
5,100		Laclede Group, Inc	146
82,836		MGE Energy, Inc	2,610
2,666		Middlesex Water Co	54
233,297		National Fuel Gas Co	5,702
2,900		New Jersey Resources Corp	112
140,770		Nicor, Inc	4,792
411,940		NiSource, Inc	9,038
2,700		Northwest Natural Gas Co	83
464,848		OGE Energy Corp	11,245
29,848		Otter Tail Corp	798
102,654		Peoples Energy Corp	4,316
418,680		Pepco Holdings, Inc	8,181
22,429		Philadelphia Suburban Corp	496
11,070		Piedmont Natural Gas Co, Inc	481
468,500		Puget Energy, Inc	11,136
110,772		Questar Corp	3,894
33,219		Resource America, Inc
		(Class A)	498
9,865		SEMCO Energy, Inc	48
129,246	*	Sierra Pacific Resources	949
7,400		SJW Corp	660
3,200		South Jersey Industries, Inc	130
13,428	*	Southern Union Co	247
3,200	*	Stericycle, Inc	149
152,666		Unisource Energy Corp	3,765
4,572	*	Waste Connections, Inc	173
40,107		Western Gas Resources, Inc	1,895
32,400		WGL Holdings, Inc	900
489,335		Williams Cos, Inc	4,805

		TOTAL ELECTRIC, GAS,
		AND SANITARY SERVICES	165,153

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—3.97%
434,967	*	ADC Telecommunications, Inc	1,292
210,195	*	Advanced Micro Devices, Inc	3,132
11,984	*	Agere Systems, Inc (Class A)	37
162,200	*	Altera Corp	3,682
73,593		American Power
		Conversion Corp	1,799
100,250		Ametek, Inc	4,838
5,400	*	Amkor Technology, Inc	98
119,618		Analog Devices, Inc	5,461
6,411	*	Arris Group, Inc	46
53,100	*	Artesyn Technologies, Inc	452
138,463	*	Avanex Corp	691
39,523		AVX Corp	657
30,000		Baldor Electric Co	686
79,519	*	Broadcom Corp (Class A)	2,711
46,995	*	C-COR.net Corp	523
60,719	*	Ceva, Inc	631
172,716	*	CIENA Corp	1,147
132,544	*	Comverse Technology, Inc	2,331
27,847	*	Conexant Systems, Inc	138
188,712	*	Corvis Corp	321
1,800		CTS Corp	21
16,904	*	Ditech Communications
		Corp	323
430,500		Emerson Electric Co	27,875
10,485	*	Energizer Holdings, Inc	394
28,195	*	Finisar Corp	88
1,200		Harman International
		Industries, Inc	89
15,041	*	Harmonic, Inc	109
2,700		Helix Technology Corp	56

SC-16 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
5,700	*	Integrated Device
		Technology, Inc	$ 98
2,488,910		Intel Corp	80,143
29,012	*	Interdigital Communications
		Corp	599
12,700		Intersil Corp (Class A)	316
59,373	*	InterVoice, Inc	705
5,722	*	IXYS Corp	54
32,669	*	Jabil Circuit, Inc	925
530,044	*	JDS Uniphase Corp	1,935
5,800	*	Kemet Corp	79
2,000	*	Lifeline Systems, Inc	38
229,966	*	LSI Logic Corp	2,040
25,583	*	Mattson Technology, Inc	313
102,718		Maxim Integrated
		Products, Inc	5,115
12,829	*	McData Corp (Class A)	122
18,700		Microchip Technology, Inc	624
265,591	e*	Micron Technology, Inc	3,578
82,093		Molex, Inc	2,864
1,011,468		Motorola, Inc	14,231
235,717	*	MRV Communications, Inc	886
3,705	*	Mykrolis Corp	60
78,700	*	National Semiconductor
		Corp	3,102
24,183	*	New Focus, Inc	121
25,190	*	Novellus Systems, Inc	1,059
28,130	*	Nvidia Corp	654
3,266	*	Openwave Systems, Inc	36
129,014	*	Optical Communication
		Products, Inc	477
4,451	*	Pemstar, Inc	15
5,200	*	Plexus Corp	89
5,600	*	Polycom, Inc	109
3,800	*	Power-One, Inc	41
8,800	*	Powerwave
		Technologies, Inc	67
111,430	*	Proxim Corp (Class A)	186
1,453	*	QLogic Corp	75
285,893		Qualcomm, Inc	15,418
31,424		Scientific-Atlanta, Inc	858
10,220	*	Sipex Corp	79
201,991	*	Sirius Satellite Radio, Inc	638
10,500	*	Sonus Networks, Inc	79
11,400	*	Standard Microsystems Corp	288
107,179	*	Stratex Networks, Inc	456
82,952	*	Sycamore Networks, Inc	435
1,400	*	Technitrol, Inc	29
264,515	*	Tellabs, Inc	2,230
62,949	*	Terayon Communication
		Systems, Inc	283
734,264		Texas Instruments, Inc	21,573
63,300		Thomas & Betts Corp	1,449
14,968	*	Three-Five Systems, Inc	78
5,500	*	Triquint Semiconductor, Inc	39
900	*	TTM Technologies, Inc	15
4,390	*	Utstarcom, Inc	163
2,600	*	Vicor Corp	30
95,428	*	Vishay Intertechnology, Inc	2,185
104,900	*	Vitesse Semiconductor Corp	616
12,807		Whirlpool Corp	930
21,000	*	Xicor, Inc	238
127,200	*	Xilinx, Inc	4,928
138,795	*	Zhone Technologies, Inc	686

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	234,107

ENGINEERING AND MANAGEMENT SERVICES—0.36%
12,343	*	aaiPharma, Inc	310
33,202	*	Antigenics, Inc	376
14,213	*	Applera Corp (Celera
		Genomics Group)	198
65,549	*	Ariad Pharmaceuticals, Inc	488
52,912	*	BearingPoint, Inc	534
16,700	*	Ciphergen Biosystems, Inc	188
5,000	*	Covance, Inc	134
43,259	*	CuraGen Corp	317
5,433	*	CV Therapeutics, Inc	80
130,985	*	Decode Genetics, Inc	1,073
3,288	*	Digitas, Inc	31
10,300	*	Exact Sciences Corp	104
4,700	*	Exult, Inc	33
7,900	*	First Consulting Group, Inc	44
3,600	*	FTI Consulting, Inc	84
16,369	*	Gartner, Inc (Class B)	178
35,592	*	Gene Logic, Inc	185
92,116	*	Incyte Corp	630
18,701	*	Kosan Biosciences, Inc	184
22,671	*	Lexicon Genetics, Inc	134
25,220	*	Luminex Corp	237
65,014		Moody’s Corp	3,937
22,540	*	Neopharm, Inc	413
212,926		Paychex, Inc	7,921
5,500	*	Pharmaceutical Product
		Development, Inc	148
19,879	*	Regeneron
		Pharmaceuticals, Inc	292
17,626	*	Savient Pharmaceuticals,
		Inc	81
88,520	*	Seattle Genetics, Inc	760

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-17

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
1,600	*	Sourcecorp	$ 41
26,200	*	Telik, Inc	603
27,434	*	Transkaryotic Therapies, Inc	428
3,500	*	Trimeris, Inc	73
45,278	*	Tularik, Inc	731

		TOTAL ENGINEERING
		AND MANAGEMENT
		SERVICES	20,970

FABRICATED METAL PRODUCTS—0.62%
149,645	*	Crown Holdings, Inc	1,356
14,728		Harsco Corp	645
248,300		Illinois Tool Works, Inc	20,835
309,573		Masco Corp	8,485
74,092		Material Sciences Corp	749
400	*	Silgan Holdings, Inc	17
27,846		Snap-On, Inc	898
86,524		Stanley Works	3,277

		TOTAL FABRICATED METAL
		PRODUCTS	36,262

FOOD AND KINDRED PRODUCTS—2.41%
208,440		Campbell Soup Co	5,586
1,095,800		Coca-Cola Co	55,612
96,100		Coca-Cola Enterprises, Inc	2,102
190,909		General Mills, Inc	8,648
240,250		H.J. Heinz Co	8,752
72,900		Hershey Foods Corp	5,613
3,000		Hormel Foods Corp	77
173,163	e	Kellogg Co	6,594
23,900		McCormick & Co, Inc
		(Non-Vote)	719
49,600		Pepsi Bottling Group, Inc	1,199
859,304		PepsiCo, Inc	40,061
126,045		Wrigley (Wm.) Jr Co	7,085

		TOTAL FOOD AND KINDRED
		PRODUCTS	142,048

FOOD STORES—0.47%
328,321		Albertson’s, Inc	7,436
502,206	*	Kroger Co	9,296
11,850	*	Pathmark Stores, Inc	90
268,810	*	Safeway, Inc	5,890
155,354	*	Starbucks Corp	5,136
5,910		Winn-Dixie Stores, Inc	59

		TOTAL FOOD STORES	27,907

FURNITURE AND FIXTURES—0.31%
58,202		Hillenbrand Industries, Inc	3,612
76,289		Johnson Controls, Inc	8,859
12,820		Lear Corp	786
55,444		Leggett & Platt, Inc	1,199
157,510	e	Newell Rubbermaid, Inc	3,587

		TOTAL FURNITURE AND
		FIXTURES	18,043

FURNITURE AND HOMEFURNISHINGS STORES—0.19%
106,295	*	Bed Bath & Beyond, Inc	4,608
88,300		Best Buy Co, Inc	4,613
61,694		Circuit City Stores, Inc
		(Circuit City Group)	625
52,347		RadioShack Corp	1,606
4,200	*	Restoration Hardware, Inc	20

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	11,472

GENERAL BUILDING CONTRACTORS—0.30%
2,718		Beazer Homes U.S.A., Inc	265
12,500		Centex Corp	1,346
54,200		D.R. Horton, Inc	2,345
23,200		KB Home	1,682
1,760		Lennar Corp	161
17,600		Lennar Corp (Class A)	1,690
292		M/I Schottenstein
		Homes, Inc	11
20,430		MDC Holdings, Inc	1,318
58,184		Pulte Homes, Inc	5,447
14,081		Ryland Group, Inc	1,248
22,700		Standard-Pacific Corp	1,102
20,000	*	Toll Brothers, Inc	795

		TOTAL GENERAL BUILDING
		CONTRACTORS	17,410

GENERAL MERCHANDISE STORES—0.99%
19,200	*	BJ’s Wholesale Club, Inc	441
231,438	*	Costco Wholesale Corp	8,605
91,865		Dollar General Corp	1,928
15,723	*	Dollar Tree Stores, Inc	473
45,181		Family Dollar Stores, Inc	1,621
137,995		J.C. Penney Co, Inc	3,627
126,555	*	Kohl’s Corp	5,687
311,015		May Department Stores Co	9,041
64,159		Toys “R” US, Inc	811
33,400	*	Saks, Inc	502
178,718		Sears Roebuck & Co	8,130
450,125		Target Corp	17,285

		TOTAL GENERAL
		MERCHANDISE STORES	58,151

HEALTH SERVICES—0.29%
16,500	*	Accredo Health, Inc	522
85,652	*	Caremark Rx, Inc	2,170
28,129	*	Coventry Health Care, Inc	1,814
26,200	*	DaVita, Inc	1,022

SC-18 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

HEALTH SERVICES—(Continued)
22,144	*	Express Scripts, Inc	$ 1,471
46,114	*	First Health Group Corp	897
9,200	*	Gentiva Health Services, Inc	116
115,248		Health Management
		Associates, Inc (Class A)	2,766
14,479	*	LifePoint Hospitals, Inc	426
46,490	*	Lincare Holdings, Inc	1,396
34,964		Manor Care, Inc	1,209
800	*	Matria Healthcare, Inc	17
2,009	*	NeighborCare, Inc	40
5,592	*	Option Care, Inc	60
4,200	*	Orthodontic Centers Of
		America, Inc	34
4,600	*	Province Healthcare Co	74
40,858	*	Specialty Laboratories, Inc	686
48,120	*	Triad Hospitals, Inc	1,601
13,918		Universal Health
		Services, Inc (Class B)	748

		TOTAL HEALTH SERVICES	17,069

HOLDING AND OTHER INVESTMENT OFFICES—1.61%
121,632	e	Allied Capital Corp	3,391
5,100		AMB Property Corp	168
33,700		Annaly Mortgage
		Management, Inc	620
146,815		Archstone-Smith Trust	4,108
8,100		Arden Realty, Inc	246
21,567		AvalonBay Communities, Inc	1,031
18,755		Boston Properties, Inc	904
80,458		Crescent Real Estate
		Equities Co	1,378
44,001		Duke Realty Corp	1,364
514,414		Equity Office Properties Trust	14,738
270,488		Equity Residential	7,982
23,400		General Growth
		Properties, Inc	649
15,500		Health Care Property
		Investors, Inc	787
12,000		iStar Financial, Inc	467
31,900		Kimco Realty Corp	1,428
28,419		New Plan Excel Realty Trust	701
264,556		Plum Creek Timber Co, Inc	8,056
12,557		Popular, Inc	564
1,500		Post Properties, Inc	42
65,424		Prologis	2,099
84,419		Public Storage, Inc	3,663
20,600		Rouse Co	968
115,592		Simon Property Group, Inc	5,357
72,503		Vornado Realty Trust	3,970
660,562	e	Washington Mutual, Inc	26,502
80,550		Weingarten Realty
		Investors	3,572

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	94,755

HOTELS AND OTHER LODGING PLACES—0.04%
39,960	*	Boca Resorts, Inc (Class A)	598
45,460		Extended Stay America, Inc	658
7,273		Marcus Corp	119
93,117	*	Prime Hospitality Corp	950

		TOTAL HOTELS AND OTHER
		LODGING PLACES	2,325

INDUSTRIAL MACHINERY AND EQUIPMENT—5.53%
529,044		3M Co	44,985
20,670	*	American Standard Cos, Inc	2,081
139,447	*	Apple Computer, Inc	2,980
628,716	*	Applied Materials, Inc	14,115
476,141		Baker Hughes, Inc	15,313
19,825		Black & Decker Corp	978
9,500	*	Brooks Automation, Inc	230
7,200	*	Cirrus Logic, Inc	55
2,560,427	*	Cisco Systems, Inc	62,193
31,095	*	Computer Network
		Technology Corp	297
6,211	*	Cooper Cameron Corp	289
37,100		Cummins, Inc	1,816
127,630		Deere & Co	8,302
876,161	*	Dell, Inc	29,754
20,962		Diebold, Inc	1,129
500		Donaldson Co, Inc	30
924,240	*	EMC Corp	11,941
9,460	*	Emulex Corp	252
1,699	*	EnPro Industries, Inc	24
7,700	*	Flowserve Corp	161
137,100	*	Gateway, Inc	631
1,300	*	General Binding Corp	23
133,900	*	Global Power Equipment
		Group, Inc	894
79,050		Graco, Inc	3,170
157,563	*	Grant Prideco, Inc	2,051
1,285,923		Hewlett-Packard Co	29,538
33,500	*	Hypercom Corp	159
56,885	*	InFocus Corp	551
11,028	*	Interland, Inc	72
670,357		International Business
		Machines Corp	62,129
2,300	*	Kulicke & Soffa
		Industries, Inc	33
9,944	*	Lam Research Corp	321

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-19

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
36,862	*	Lexmark International, Inc	$ 2,899
2,200		Lincoln Electric
		Holdings, Inc	54
3,200	*	Maxtor Corp	36
3,100	*	Milacron, Inc	13
35,100		Modine Manufacturing Co	947
135,913	*	Network Appliance, Inc	2,790
28,000		Nordson Corp	967
6,400	*	Omnicell, Inc	104
43,650	*	PalmOne, Inc	513
1,300		Pentair, Inc	59
220,201		Pitney Bowes, Inc	8,945
10,500	*	Presstek, Inc	76
29,800	*	Quantum Corp	93
16,200	*	Rainbow Technologies, Inc	182
2,066	*	Sandisk Corp	126
45,177	*	Semitool, Inc	484
39,700	*	Silicon Graphics, Inc	54
15,000	*	Simpletech, Inc	90
48,400	*	Smith International, Inc	2,010
431,086	*	Solectron Corp	2,548
18,338	*	SPX Corp	1,078
8,400	*	Storage Technology Corp	216
39,169		Symbol Technologies, Inc	662
2,986	*	UNOVA, Inc	69
19,592	*	Western Digital Corp	231
293,473	*	Xerox Corp	4,050

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	325,793

INSTRUMENTS AND RELATED PRODUCTS—2.19%
22,218	*	Advanced Medical
		Optics, Inc	437
16,601	*	Aksys Ltd	147
16,000	*	Alaris Medical Systems, Inc	243
35,872	*	Align Technology, Inc	593
1,700		Analogic Corp	70
188,825		Applera Corp (Applied
		Biosystems Group)	3,911
5,200		Arrow International, Inc	130
17,497		Bard (C.R.), Inc	1,422
30,755		Bausch & Lomb, Inc	1,596
436,437		Baxter International, Inc	13,320
16,496		Beckman Coulter, Inc	838
213,472		Becton Dickinson & Co	8,782
149,294	e	Biomet, Inc	5,436
300,190	*	Boston Scientific Corp	11,035
3,700	*	Bruker BioSciences Corp	17
1,800	*	Cantel Medical Corp	29
4,400	*	Cardiac Science, Inc	18
21,647	*	Cerus Corp	98
34,287	*	Closure Medical Corp	1,163
4,800		Cognex Corp	136
3,659	*	Concord Camera Corp	34
4,791	*	Credence Systems Corp	63
10,000	*	Cytyc Corp	138
34,950		Dentsply International, Inc	1,579
3,500	*	DJ Orthopedics, Inc	94
16,080	*	Edwards Lifesciences Corp	484
149,932		Guidant Corp	9,026
8,217	*	Hanger Orthopedic
		Group, Inc	128
2,400	*	Input/Output, Inc	11
3,000	*	Integra LifeSciences Holding	86
5,100		Invacare Corp	206
116,134	*	Invision Technologies, Inc	3,899
48,670	*	KLA-Tencor Corp	2,855
25,500	*	Lexar Media, Inc	444
5,800	*	LTX Corp	87
602,262		Medtronic, Inc	29,276
1,700	*	Mettler-Toledo
		International, Inc	72
11,632	*	Millipore Corp	501
3,164		Oakley, Inc	44
8,600	*	Orthologic Corp	53
102,828		PerkinElmer, Inc	1,755
45,239	*	Pinnacle Systems, Inc	386
3,100	*	Respironics, Inc	140
86,526	*	St. Jude Medical, Inc	5,308
4,600	*	Steris Corp	104
92,665		Stryker Corp	7,877
11,200	*	Techne Corp	423
3,885		Tektronix, Inc	123
37,353		Teleflex, Inc	1,805
42,300	*	Therasense, Inc	859
88,074	*	Thermo Electron Corp	2,219
1,600	*	Thoratec Corp	21
26,444	*	TriPath Imaging, Inc	206
19,147	*	Varian Medical Systems, Inc	1,323
1,600		Vital Signs, Inc	52
8,100	*	Vivus, Inc	31
36,643	*	Waters Corp	1,215
95,220	e*	Zimmer Holdings, Inc	6,703
7,905	*	Zygo Corp	130

		TOTAL INSTRUMENTS
		AND RELATED PRODUCTS	129,181

INSURANCE AGENTS, BROKERS AND SERVICE—0.52%
215,412		AON Corp	5,157
13,100		Brown & Brown, Inc	427

SC-20 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

INSURANCE AGENTS, BROKERS AND SERVICE—(Continued)
38,610		Gallagher (Arthur J.) & Co	$ 1,254
1,100		Hilb, Rogal & Hamilton Co	35
388,560		Marsh & McLennan Cos, Inc	18,608
145,450	*	Medco Health Solutions, Inc	4,944

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	30,425

INSURANCE CARRIERS—3.26%
1,200		21st Century Insurance
		Group	17
18,700	*	AdvancePCS	985
58,100		Aetna, Inc	3,926
220,470		Aflac, Inc	7,977
13,100		Ambac Financial Group, Inc	909
1,039,536		American International
		Group, Inc	68,900
1,900		American National
		Insurance Co	160
62,523	*	Anthem, Inc	4,689
100,057		Chubb Corp	6,814
88,000		Cigna Corp	5,060
78,095		Cincinnati Financial Corp	3,271
29,542		Erie Indemnity Co (Class A)	1,252
5,075		Fidelity National
		Financial, Inc	197
124,545		Hartford Financial Services
		Group, Inc	7,352
53,972	*	Health Net, Inc	1,765
158,814	*	Humana, Inc	3,629
81,260		Jefferson-Pilot Corp	4,116
171,330		Lincoln National Corp	6,917
38,399		MBIA, Inc	2,274
13,300		MGIC Investment Corp	757
25,226	*	Mid Atlantic Medical
		Services, Inc	1,635
5,000	*	MONY Group, Inc	156
32,723		Oxford Health Plans, Inc	1,423
22,800		Phoenix Cos, Inc	275
150,625		Principal Financial Group	4,981
67,270		Progressive Corp	5,623
284,374		Prudential Financial, Inc	11,878
19,632		Safeco Corp	764
127,980		St. Paul Cos, Inc	5,074
6,200		Transatlantic Holdings, Inc	501
79,900		Travelers Property
		Casualty Corp (Class B)	1,356
299,572		UnitedHealth Group, Inc	17,429
145,688		UnumProvident Corp	2,297
77,231	*	Wellpoint Health
		Networks, Inc	7,491

		TOTAL INSURANCE
		CARRIERS	191,850

LEATHER AND LEATHER PRODUCTS—0.01%
19,000	*	Coach, Inc	717

		TOTAL LEATHER AND
		LEATHER PRODUCTS	717

LUMBER AND WOOD PRODUCTS—0.00%
3,900	*	Champion Enterprises, Inc	27

		TOTAL LUMBER AND
		WOOD PRODUCTS	27

METAL MINING—0.08%
52,548	*	Cleveland-Cliffs, Inc	2,677
96,506	e	Royal Gold, Inc	2,020

		TOTAL METAL MINING	4,697

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.13%
19,178		Callaway Golf Co	323
55,400	*	Identix, Inc	247
34,060	*	K2, Inc	518
319,424		Mattel, Inc	6,155
28,761	*	RC2 Corp	597
2,600		Russ Berrie & Co, Inc	88

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	7,928

MISCELLANEOUS RETAIL—0.86%
65,971	*	Amazon.com, Inc	3,473
4,500	*	Barnes & Noble, Inc	148
36,825	*	Blue Rhino Corp	511
192,571		CVS Corp	6,956
157,898	e*	eBay, Inc	10,199
800	*	Marvel Enterprises, Inc	23
5,300		Michaels Stores, Inc	234
76,155	*	Office Depot, Inc	1,273
29,284		Omnicare, Inc	1,183
19,270	*	Overstock.com, Inc	383
10,100	*	Party City Corp	128
158,336	*	Staples, Inc	4,323
29,476		Tiffany & Co	1,332
488,071		Walgreen Co	17,756
80,682		World Fuel Services Corp	2,739

		TOTAL MISCELLANEOUS
		RETAIL	50,661

MOTION PICTURES—1.22%
600	*	Carmike Cinemas, Inc	21
1,203,792	e*	Liberty Media Corp (Class A)	14,313
139,952	*	Metro-Goldwyn-Mayer, Inc	2,392

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-21

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

MOTION PICTURES—(Continued)
11,241		Regal Entertainment
		Group (Class A)	$ 231
1,601,099	*	Time Warner, Inc	28,804
1,113,495		Walt Disney Co	25,978

		TOTAL MOTION PICTURES	71,739

NONDEPOSITORY INSTITUTIONS—2.33%
42,023		Advanta Corp (Class A)	546
4,100		American Capital
		Strategies Ltd	122
654,471		American Express Co	31,565
95,859		Capital One Financial Corp	5,875
95,593		CIT Group, Inc	3,437
46,681		Countrywide Financial Corp	3,541
534,746		Fannie Mae	40,138
367,202		Freddie Mac	21,415
679,385		MBNA Corp	16,883
33,253		Medallion Financial Corp	316
239,967	*	Providian Financial Corp	2,793
268,851		SLM Corp	10,130
2,200		Student Loan Corp	321
705		Westcorp	26
3,300	*	WFS Financial, Inc	140

		TOTAL NONDEPOSITORY
		INSTITUTIONS	137,248

NONMETALLIC MINERALS, EXCEPT FUELS—0.12%
97,368		Amcol International Corp	1,977
100,663		Vulcan Materials Co	4,789

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	6,766

OIL AND GAS EXTRACTION—1.70%
274,969		Anadarko Petroleum Corp	14,026
224,963		Apache Corp	18,244
2,949		Berry Petroleum Co
		(Class A)	60
5,367		Cabot Oil & Gas Corp
		(Class A)	158
125,249		Chesapeake Energy Corp	1,701
15,000	*	Cimarex Energy Co	400
21,613	*	Clayton Williams Energy, Inc	628
12,123	*	Comstock Resources, Inc	234
65,278	*	Denbury Resources, Inc	908
257,842		Devon Energy Corp	14,764
63,215	*	Energy Partners Ltd	879
71,761		ENSCO International, Inc	1,950
230,565		EOG Resources, Inc	10,645
50,536	*	Forest Oil Corp	1,444
1,500	*	Global Industries Ltd	8
4,600	*	Hanover Compressor Co	51
42,500	*	Harvest Natural
		Resources, Inc	423
27,660		Helmerich & Payne, Inc	773
105,444	*	Horizon Offshore, Inc	464
800	*	Houston Exploration Co	29
14,843	*	KCS Energy, Inc	157
14,368	*	Magnum Hunter
		Resources, Inc	137
111,836	*	Meridian Resource Corp	664
55,720	*	Newfield Exploration Co	2,482
162,647		Noble Energy, Inc	7,226
34,224	*	Nuevo Energy Co	827
20,378	*	Patterson-UTI Energy, Inc	671
115,949	*	Pioneer Natural
		Resources Co	3,702
71,900		Pogo Producing Co	3,473
13,989	*	Pride International, Inc	261
37,517		Range Resources Corp	355
76,000	*	Rowan Cos, Inc	1,761
13,878	*	Stone Energy Corp	589
34,674	*	Swift Energy Co	584
48,500		Tidewater, Inc	1,449
19,728	*	Tom Brown, Inc	636
439,599	*	Transmontaigne, Inc	2,835
18,800	*	Varco International, Inc	388
3,700	*	Veritas DGC, Inc	39
47,043		Vintage Petroleum, Inc	566
40,909	*	Westport Resources Corp	1,222
92,533		XTO Energy, Inc	2,619

		TOTAL OIL AND GAS
		EXTRACTION	100,432

PAPER AND ALLIED PRODUCTS—0.45%
2,700		Bowater, Inc	125
1,100		Glatfelter	14
323,789		Kimberly-Clark Corp	19,133
119,249		MeadWestvaco Corp	3,548
300		Pope & Talbot, Inc	5
126,950		Sonoco Products Co	3,126
11,348		Temple-Inland, Inc	711

		TOTAL PAPER AND
		ALLIED PRODUCTS	26,662

PERSONAL SERVICES—0.06%
71,621		Cintas Corp	3,590
8,681		CPI Corp	175

		TOTAL PERSONAL SERVICES	3,765

PETROLEUM AND COAL PRODUCTS—0.27%
47,219		Frontier Oil Corp	813
68,902	*	Headwaters, Inc	1,352
4,800		Lubrizol Corp	156
159,922		Sunoco, Inc	8,180

SC-22 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

PETROLEUM AND COAL PRODUCTS—(Continued)
117,049		Valero Energy Corp	$ 5,424

		TOTAL PETROLEUM AND
		COAL PRODUCTS	15,925

PRIMARY METAL INDUSTRIES—0.45%
54,420	*	Andrew Corp	626
3,800		Belden, Inc	80
2,700	*	Cable Design
		Technologies Corp	24
135,325	*	Century Aluminum Co	2,573
3,200	*	CommScope, Inc	52
141,600		Engelhard Corp	4,241
4,400	*	General Cable Corp	36
2,930		Gibraltar Steel Corp	74
72,541	e*	Liquidmetal
		Technologies, Inc	206
10,984	*	Lone Star Technologies, Inc	176
18,878	*	Mueller Industries, Inc	649
62,065	*	NS Group, Inc	602
72,109		Nucor Corp	4,038
186,226		Ryerson Tull, Inc	2,132
100,408		Schnitzer Steel
		Industries, Inc (Class A)	6,075
11,999	*	Steel Dynamics, Inc	282
270,750		Worthington Industries, Inc	4,882

		TOTAL PRIMARY METAL
		INDUSTRIES	26,748

PRINTING AND PUBLISHING—0.47%
41,000		Dow Jones & Co, Inc	2,044
10,200		Harte-Hanks, Inc	222
131,842		McGraw-Hill Cos, Inc	9,218
300		Meredith Corp	15
61,836		New York Times Co (Class A)	2,955
58,429		R.R. Donnelley & Sons Co	1,762
10,376		Scripps (E.W.) Co (Class A)	977
135,662		Tribune Co	7,000
4,756		Washington Post Co
		(Class B)	3,764

		TOTAL PRINTING AND
		PUBLISHING	27,957

RAILROAD TRANSPORTATION—0.19%
4,100	*	Kansas City Southern
		Industries, Inc	59
472,710		Norfolk Southern Corp	11,180

		TOTAL RAILROAD
		TRANSPORTATION	11,239

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.03%
23,900		Bandag, Inc	985
1,520		Reebok International Ltd	60
9,900	*	Sealed Air Corp	536
36,900	*	Vans, Inc	421

		TOTAL RUBBER AND
		MISCELLANEOUS PLASTIC
		PRODUCTS	2,002

SECURITY AND COMMODITY BROKERS—1.13%
29,610		A.G. Edwards, Inc	1,073
62,431	*	Ameritrade Holding Corp	878
534,543		Charles Schwab Corp	6,329
1,600		Eaton Vance Corp	59
27,941		Federated Investors, Inc
		(Class B)	820
147,617		Franklin Resources, Inc	7,685
159,166		Goldman Sachs Group, Inc	15,714
367,606	*	Instinet Group, Inc	1,893
72,720		Janus Capital Group, Inc	1,193
10,968		Legg Mason, Inc	847
429,129		Merrill Lynch & Co, Inc	25,168
36,392		SEI Investments Co	1,109
400	*	SoundView Technology
		Group, Inc	6
78,326		T Rowe Price Group, Inc	3,713

		TOTAL SECURITY AND
		COMMODITY BROKERS	66,487

SPECIAL TRADE CONTRACTORS—0.00%
2,700	*	Quanta Services, Inc	20

		TOTAL SPECIAL TRADE
		CONTRACTORS	20

STONE, CLAY, AND GLASS PRODUCTS—0.13%
13,641	*	Cabot Microelectronics Corp	668
18,600		Centex Construction
		Products, Inc	1,121
537,300	*	Corning, Inc	5,604

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	7,393

TRANSPORTATION BY AIR—0.41%
2,600	*	Airtran Holdings, Inc	31
16,000	*	Alaska Air Group, Inc	437
139,425	*	AMR Corp	1,806
1,200	*	Atlantic Coast Airlines
		Holdings, Inc	12
98,958	*	Continental Airlines, Inc
		(Class B)	1,610
172,002	*	Delta Air Lines, Inc	2,031
3,300	*	ExpressJet Holdings, Inc	50
119,024		FedEx Corp	8,034
4,340	*	Frontier Airlines, Inc	62

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-23

Statement of Investments - Social Choice Account - December 31, 2003

SHARES			VALUE (000)

TRANSPORTATION BY AIR—(Continued)
46,389	*	JetBlue Airways Corp	$ 1,230
6,565	*	Petroleum Helicopters (Vote)	161
6,600		Skywest, Inc	120
520,575		Southwest Airlines Co	8,402

		TOTAL TRANSPORTATION
		BY AIR	23,986

TRANSPORTATION EQUIPMENT—0.65%
43,900	*	American Axle &
		Manufacturing
		Holdings, Inc	1,774
48,230		ArvinMeritor, Inc	1,163
102,996		Autoliv, Inc	3,878
53,585		Brunswick Corp	1,706
84,449		Dana Corp	1,550
574,303		Delphi Corp	5,864
25,900	*	Dura Automotive
		Systems, Inc	331
2,600		Federal Signal Corp	46
125,054	*	Fleetwood Enterprises, Inc	1,283
20,744		Gentex Corp	916
211,350		Genuine Parts Co	7,017
45,313	*	Greenbrier Cos, Inc	759
178,187		Harley-Davidson, Inc	8,469
4,300		Marine Products Corp	81
4,201	*	Sports Resorts
		International, Inc	21
200		Thor Industries, Inc	11
217,700		Visteon Corp	2,266
41,471	*	Wabash National Corp	1,215
1,200		Wabtec Corp	20
800		Winnebago Industries, Inc	55

		TOTAL TRANSPORTATION
		EQUIPMENT	38,425

TRANSPORTATION SERVICES—0.06%
77,532		GATX Corp	2,169
1,300	*	RailAmerica, Inc	15
51,165		Sabre Holdings Corp	1,105

		TOTAL TRANSPORTATION
		SERVICES	3,289

TRUCKING AND WAREHOUSING—0.33%
264,735		United Parcel Service, Inc
		(Class B)	19,736

		TOTAL TRUCKING AND
		WAREHOUSING	19,736

WHOLESALE TRADE-DURABLE GOODS—1.49%
33,818	*	Apogent Technologies, Inc	779
64,147		Barnes Group, Inc	2,073
6,079		CDW Corp	351
3,000		Commercial Metals Co	91
140,200		IKON Office Solutions, Inc	1,663
7,407	*	Imagistics International, Inc	278
21,600	*	Ingram Micro, Inc (Class A)	343
1,443,942		Johnson & Johnson	74,594
1,400		Owens & Minor, Inc	31
29,162	*	Patterson Dental Co	1,871
627		Pomeroy IT Solutions, Inc	9
2,500	*	PSS World Medical, Inc	30
33,947		Reliance Steel &
		Aluminum Co	1,127
3,500	*	Tech Data Corp	139
91,900		W.W. Grainger, Inc	4,355

		TOTAL WHOLESALE TRADE-
		DURABLE GOODS	87,734

WHOLESALE TRADE-NONDURABLE GOODS—0.74%
29,572	*	Allscripts Healthcare
		Solutions, Inc	157
271,947		Cardinal Health, Inc	16,632
25,438		D&K Healthcare
		Resources, Inc	345
10,785	*	Henry Schein, Inc	729
266,003		McKesson Corp	8,555
111,148		Perrigo Co	1,747
161,020	*	Plains Resources, Inc	2,584
31,224	*	Priority Healthcare
		Corp (Class B)	753
3,871		Russell Corp	68
700	*	Smart & Final, Inc	7
9,800		Supervalu, Inc	280
308,400		Sysco Corp	11,466

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	43,323

		TOTAL COMMON STOCK
		(Cost $2,807,746)	3,587,844

PRINCIPAL

SHORT TERM INVESTMENTS—7.39%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—3.27%
		Federal Home Loan Bank
		(FHLB)
$ 30,800,000	d	1.040%, 01/02/04	30,798
		Federal Home Loan Mortgage
		Corp (FHLMC)
4,000,000		1.020%, 01/08/04	3,999
27,800,000	d	1.050%, 01/15/04	27,788
4,500,000		1.030%, 02/05/04	4,496
2,400,000		1.040%, 03/18/04	2,395

SC-24 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Account - December 31, 2003

PRINCIPAL			VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—(Continued)
		Federal National Mortgage
		Association (FNMA)
$ 23,200,000	d	1.070%, 01/21/04	$ 23,186
8,200,000	d	1.075%, 01/28/04	8,194
3,400,000		1.010%, 02/02/04	3,397
1,500,000		1.080%, 02/04/04	1,499
44,700,000		1.050%, 03/17/04	44,603
13,000,000		1.050%, 03/24/04	12,969
8,000,000		1.070%, 04/02/04	7,979
21,300,000		1.030%, 05/03/04	21,224

		TOTAL U.S. GOVERNMENT AND
		AGENCIES DISCOUNT
		NOTES	192,527

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.12%
REPURCHASE AGREEMENTS
		Bear Stearns & Co. 1.000%
		Dated 12/31/03,
		Due 01/02/04 In The Amount
		Of $58,497,625
		(Fully Collateralized By High
		Grade Debt Obligations:
		Total Market Value
58,496,000		$59,068,809)	58,498
		Credit Suisse First Boston
		1.000% Dated 12/31/03,
		Due 01/02/04 In The Amount
		Of $85,007,107
		(Fully Collateralized By High
		Grade Debt Obligations:
		Total Market Value
85,004,745		$86,701,078)	85,007
		Goldman Sachs & Co. 1.010%
		Dated 12/31/03, Due 01/02/04
		In The Amount Of $25,605,718
		(Fully Collateralized By High
		Grade Debt Obligations:
		Total Market Value	25,606
25,605,000		$25,889,361)
		Goldman Sachs & Co. 1.010%
		Dated 12/31/03, Due 01/02/04
		In The Amount Of $27,007,758
		(Fully Collateralized By High
		Grade Debt Obligations:
		Total Market Value	27,008
27,007,000		$27,306,931)
		Morgan Stanley & Co. Inc,
		1.010% Dated 12/31/03,
		Due 01/02/04 In The Amount
		Of $46,687,310
		(Fully Collateralized By High
		Grade Debt Obligations:
47,036,842)		Total Market Value $46,686,000	46,687

		TOTAL INVESTMENT OF
		CASH COLLATERAL FOR
		SECURITIES LOANED	242,806

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $435,194)	435,333

		TOTAL PORTFOLIO—106.89%
		(Cost $5,445,534)	6,299,273
		OTHER ASSETS &
		LIABILITIES, NET—(6.89%)	(405,951)

		NET ASSETS—100.00%	$5,893,322

*     Non-income producing

d     All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e     All or a portion of these securities are out on loan.

h     These securities were purchased on a delayed delivery basis.

OTHER INFORMATION (Unaudited)

The composition of long-term debt holdings as percentage of total value of investment in debt securities, is as follows:

MOODY’S RATING
AAA, AA, A	37.73%
BAA, BA, B	6.87%

U.S. Government obligations represent 55.40% of the long-term debt portfolio value and are not reflected in the above ratings.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-25

Report of Management Responsibility

To the Participants of College Retirement Equities Fund:

The accompanying financial statements of the Social Choice Account of College Retirement Equities Fund (“CREF”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF’s internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the chief audit executive regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts’ operations.

/s/ Herbert M. Allison, Jr.	/s/ Elizabeth A. Monrad

President and	Executive Vice President and
Chief Executive Officer	Chief Financial Officer

SC-26  2003 CREF Annual Report        Social Choice Account

Report of the Audit Committee

To the Participants of College Retirement Equities Fund:

The Audit Committee oversees the financial reporting process of the Social Choice Account of College Retirement Equities Fund (“CREF”) on behalf of CREF’s Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of CREF’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of CREF. The Committee also meets regularly with the internal and independent auditor, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and CREF, and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

Social Choice Account   2003 CREF Annual Report  SC-27

Statement of Assets and Liabilities

Social Choice Account

December 31, 2003 (amounts in thousands, except amounts per accumulation unit)

ASSETS
Portfolio investments, at cost	$ 5,445,534
Net unrealized appreciation of portfolio investments	853,739

Portfolio investments, at value (including securities loaned of $306,363)	6,299,273
Cash	10,720
Dividends and interest receivable	23,318
Receivable from securities transactions	957

Total assets	6,334,268

LIABILITIES
Deposits for securities loaned—Note 3	312,830
Payable for securities transactions	127,334
Amounts due to TIAA	782

Total liabilities	440,946

NET ASSETS
Accumulation Fund	5,687,041
Annuity Fund	206,281

Total net assets	$5,893,322

Accumulation units outstanding—Notes 4 and 5	57,111

Net asset value per accumulation unit—Note 4	$99.58

SC-28 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations

Social Choice Account

Year Ended December 31, 2003
(amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$ 82,968
Dividends	52,249

Total income	135,217

Expenses—Note 2:
Investment	5,508
Operating	18,115

Total expenses	23,623

Investment income—net	111,594

REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS—Note 3
Net realized gain on total investments	13,948
Net change in unrealized appreciation on total investments	790,707

Net realized and unrealized gain on total investments	804,655

Net increase in net assets resulting from operations	$916,249

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-29

Statement of Cash Flows

Social Choice Account

Year Ended December 31, 2003
(amounts in thousands)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$ 916,249
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of long-term securities	2,164,226
Purchases of long-term securities	(8,800,014)
Sales of short-term investments—net	6,452,672
Increase in receivables	(3,461)
Decrease in payables	(10,743)
Net realized gain on total investments	(13,948)
Net change in unrealized appreciation on total investments	(790,707)

Net cash used in operating activities	(85,726)

CASH FLOWS FROM FINANCING ACTIVITIES:
Premiums	517,472
Net transfers to TIAA	(5,405)
Net transfers from other CREF Accounts and affiliated mutual funds	201,602
Annuity payments	(21,151)
Withdrawals and death benefits	(97,695)
Payments from participation in dollar roll transactions—net	(507,872)

Net cash provided by financing activities	86,951

Increase in cash	1,225

CASH
Beginning of year	9,495

End of year	$ 10,720

SC-30 2003 CREF Annual Report Social Choice Account	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Social Choice Account

Years Ended December 31, (amounts in thousands)	2003	2002

FROM OPERATIONS
Investment income—net	$ 111,594	$ 119,926
Net realized gain (loss) on total investments	13,948	(10,236)
Net change in unrealized appreciation (depreciation) on total investments	790,707	(538,541)

Net increase (decrease) in net assets resulting from operations	916,249	(428,851)

FROM PARTICIPANT TRANSACTIONS
Premiums	517,472	468,664
Net transfers to TIAA	(5,405)	(88,384)
Net transfers from other CREF Accounts and affiliated mutual funds	201,602	122,937
Annuity payments	(21,151)	(21,073)
Withdrawals and death benefits	(97,695)	(84,697)

Net increase in net assets resulting from participant transactions	594,823	397,447

Net increase (decrease) in net assets	1,511,072	(31,404)

NET ASSETS
Beginning of year	4,382,250	4,413,654

End of year	$5,893,322	$4,382,250

SEE NOTES TO FINANCIAL STATEMENTS	Social Choice Account 2003 CREF Annual Report SC-31

Notes to Financial Statements

Note 1—Significant Accounting Policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios (“Accounts”). The accompanying financial statements are those of the Social Choice Account (“Account”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing value of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Change in Accounting Policy. Effective August 1, 2003, the Account changed the method by which realized gains and losses on securities transactions are calculated

SC-32  2003 CREF Annual Report        Social Choice Account

Notes to Financial Statements (continued)

from the average cost method to the specific identification method. This change was made in order to conform more closely with industry standards. For the Account, the effect of this change for the year ended December 31, 2003 was to increase net realized gain on securities transactions by $567,857, decrease net unrealized gain on securities transactions by $559,410 and decrease investment income-net by
$8,447, but had no net impact on the increase in net assets resulting from operations, total net assets or on the condensed financial information.

Dollar Roll Transactions. The Account may enter into dollar rolls in which the Account sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance the Account’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Account results in borrowing requiring the presentation of a statement of cash flows.

Securities Lending. The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Social Choice Account   2003 CREF Annual Report  SC-33

Notes to Financial Statements (continued)

Note 2—Management Agreements

Investment advisory services for the Account are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with the Account. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the Account and distribution functions for the Account’s certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with the Account. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Effective January 1, 2004, Services was converted from a regular corporation to a limited liability corporation.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the Account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to the Account’s actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the Account for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

Note 3—Investments

At December 31, 2003, net unrealized appreciation of portfolio investments for the Account was $ 853,739,172, consisting of gross unrealized appreciation of $1,098,213,029 and gross unrealized depreciation of $ 244,473,857.

At December 31, 2003, the market value of securities loaned and cash collateral received in connection therewith for the Account was $306,363,253 and $312,829,595, respectively.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Account for the year ended December 31, 2003, were $8,846,358,512 and $ 2,023,840,594, respectively.

SC-34  2003 CREF Annual Report        Social Choice Account

Notes to Financial Statements (continued)

Note 4—Condensed Financial Information

For the Years Ended December 31,	2003	2002	2001	2000	1999

Per Accumulation Unit Data:
Investment income	$ 2.418	$ 2.687	$ 2.766	$ 3.188	$ 2.898
Expenses	.422	.337	.352	.282	.293

Investment income—net	1.996	2.350	2.414(a)	2.906	2.605
Net realized and unrealized gain (loss) on total investments	14.293	(10.756)	(7.003)(a)	(2.582)	6.752

Net increase (decrease) in Accumulation Unit Value	16.289	(8.406)	(4.589)	0.324	9.357
Accumulation Unit Value:
Beginning of year	83.291	91.697	96.286	95.962	86.605

End of year	$99.580	$83.291	$91.697	$96.286	$95.962

Total Return	19.56%	(9.17%)	(4.77%)	0.34%	10.80%
Ratios to Average Net Assets:
Expenses	0.47%	0.39%	0.40%	0.30%	0.32%
Investment income—net	2.22%	2.75%	2.77%(a)	3.04%	2.88%
Portfolio Turnover Rate	40.91%	92.82%	68.64%	117.10%(b)	206.44%
Thousands of Accumulation Units outstanding at end of year	57,111	50,707	46,290	42,550	41,355

(a)	As required, effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income—net per Accumulation Unit by $.019, decrease net realized and unrealized loss per Accumulation Unit by $.019 and decrease the ratio of investment income—net to average net assets by .02%. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)	During 2000, the Account began structuring dollar rolls as financing transactions, had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover rate for the year ended December 31, 2000 would have been 196.05%.

Social Choice Account   2003 CREF Annual Report  SC-35

Notes to Financial Statements (concluded)

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding of the Account were as follows:

Years Ended December 31,	2003	2002

Accumulation Units:
Credited for premiums	5,768,557	5,438,197
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	634,823	(1,021,310)
Outstanding:
Beginning of year	50,707,123	46,290,236

End of year	57,110,503	50,707,123

Note 6—Lines of Credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2003, the Account did not borrow under this facility.

The Account also participates in a letter of credit agreement in the amount of $20 million for the purpose of facilitating the settlement of transactions in the mortgage-backed securities market. For the year ended December 31, 2003, the Account did not borrow under this agreement.

SC-36  2003 CREF Annual Report        Social Choice Account

Report of Independent Auditors

To the Participants and Board of Trustees of
College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Social Choice Account (one of the Accounts comprising College Retirement Equities Fund (“CREF”)) as of December 31, 2003, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Social Choice Account of CREF at December 31, 2003, the results of its operations and cash flows for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 18, 2004

Social Choice Account   2003 CREF Annual Report  SC-37

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CREF Inflation-Linked Bond Account  Inflation-Linked Bonds

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The CREF Inflation-Linked Bond Account gained 7.61% for the year, trailing the 8.40% return for the Lehman Brothers U.S. Treasury Inflation Protected Securities Index, the account’s benchmark as of October 1, 2003. The account also underperformed the 8.26% return of the Salomon Smith Barney Inflation Linked Securities Index, the account’s benchmark through September 30, 2003. The lag behind the benchmark is partly due to the fact that, unlike the account, neither benchmark index factors in expense charges.

TIPS Outpace the Broader Bond Market

The past year was a good one for the Treasury inflation-protected securities (TIPS) that the fund invests in. Both major TIPS indexes strongly outpaced the 4.10% return of the Lehman Brothers Aggregate Index, which tracks a broad range of government, corporate, and mortgage-backed bonds. The real (above-inflation) rates that TIPS offer continued to be a major factor in the account’s superior relative performance in the prevailing low-interest-rate environment.

Concerns About Inflation

The potential for inflation resulting from the Federal Reserve’s relaxed monetary policy and from the current administration’s efforts to foster economic growth led institutional investors to continue to put money into the TIPS market to seek inflation protection. Other inflationary concerns were a result of the general upswing in commodity prices and of the declining dollar, and these likely contributed to the market’s perfor-mance. The current inflation rate, however, as measured by the Consumer Price Index for All Urban Consumers (CPI-U), declined from 2.4% in 2002 to 1.9% in 2003.

     As of December 31, 2003, the account’s duration of 9.05 years remained similar to that of the benchmark, which in turn helped the account’s performance to closely track the benchmark index.

Inflation-Linked Bond Account 2003 CREF Annual Report IL-1

CREF Inflation-Linked Bond Account  Inflation-Linked Bonds

PERFORMANCE

Investment Objective

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond

$10,000 Since 5/1/1997 Inception	Calendar Year Total Returns

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
			since		since
	1 year	5 years	inception[2]	5 years	inception[2]

Inflation-Linked Bond Account	7.61%	9.18%	7.76%	55.16%	64.71%

Benchmarks:
Lehman Brothers U.S. Treasury Inflation Protected Securities Index	8.40	9.47	8.17	57.99	68.95

Salomon Smith Barney Inflation Linked Securities Index[3]	8.26	9.56	8.16	57.91	68.76

1     Past performance of the CREF Inflation-Linked Bond Account should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the units you own may be worth more or less than their original value. Due to market volatility, the account’s recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 1 800 842-2252.

2     Inception date: 5/1/1997

3     This was the account’s benchmark until September 30, 2003.

IL-2 2003 CREF Annual Report Inflation-Linked Bond Account

CREF Inflation-Linked Bond Account  Inflation-Linked Bonds

PROFILE

Account Facts

Inception Date	5/1/1997
Net Assets (12/31/2003)	$2.52 billion
2003 Actual Expense Charge*	0.48%

*	We estimate expenses each year based on projected expense and asset levels. Differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically, adjustments have been small.

Portfolio Composition by Maturity (12/31/2003)

4-10 Year Bonds	71.67%
Over-24-Year Bonds	28.33%

Total	100.00%

The Account’s Benchmark

The Lehman Brothers U.S. Treasury Inflation Protected Securities Index tracks the performance of inflation-protection securities issued by the U.S. Treasury with at least one year to maturity and $200 million in par amount outstanding. Until September 30, 2003, the account’s benchmark was the Salomon Smith Barney Inflation Linked Securities Index.

The interest rate of an inflation- linked bond is fixed, but the value of its principal is adjusted each month in accordance with the Consumer Price Index—All Urban (CPI-U).

Inflation-Linked Bond Account 2003 CREF Annual Report IL-3

Statement of Investments - Inflation-Linked Bond Account - December 31, 2003

PRINCIPAL			VALUE (000)

GOVERNMENT BONDS—98.85%
U.S. TREASURY SECURITIES—98.85%
$ 9,341,668	k	3.375%, 1/15/07	$ 10,118
224,680,768	k	3.625%, 1/15/08	248,447
342,086,934	k	3.875%, 1/15/09	386,237
144,226,710	k	4.250%, 1/15/10	167,640
147,780,735	e,k	3.500%, 1/15/11	166,045
112,422,211	k	3.375%, 1/15/12	125,807
158,407,914	k	3.000%, 7/15/12	172,714
221,204,490	k	1.875%, 7/15/13	219,649
259,379,637	k	3.625%, 4/15/28	321,753
320,285,718	k	3.875%, 4/15/29	415,167
258,000,000	e,k	3.375%, 12/15/08	259,735

		TOTAL U.S. TREASURY
		SECURITIES	2,493,312

		TOTAL GOVERNMENT BONDS
		(Cost $2,327,989)	2,493,312

SHORT TERM INVESTMENTS—4.96%
COMMERCIAL PAPER—0.10%
		UBS Finance, Inc (Delaware)
2,500,000		0.9600%, 01/02/04	2,500

		TOTAL COMMERCIAL
		PAPER	2,500

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.86%
REPURCHASE AGREEMENTS
		Bear Stearns & Co. 1.000%
		Dated 12/31/03,
		Due 01/02/04 In The
		Amount Of $76,002
		(Fully Collateralized By High
		Grade Debt Obligations:
76,000		Total Market Value $76,744)	76
		Bear Stearns & Co. 1.000%
		Dated 12/31/03,
		Due 01/02/04 In The Amount
		Of $22,465,624
		(Fully Collateralized By High
		Grade Debt Obligations:
		Total Market Value
22,465,000		$22,684,983)	22,465
		Credit Suisse First Boston
		0.990% Dated 12/31/03,
		Due 01/02/04 In The Amount
		Of $25,000,688
		(Fully Collateralized By High
		Grade Debt Obligations:
		Total Market Value
25,000,000		$25,391,561)	25,001
	Goldman Sachs & Co. 1.010%
	Dated 12/31/03,
	Due 01/02/04 In The Amount
	Of $25,000,701
	(Fully Collateralized By High
	Grade Debt Obligations:
	Total Market Value
$25,000,000	$25,277,642)	$ 25,001
	Merrill Lynch & Co. 0.980%
	Dated 12/31/03,
	Due 01/02/04 In The Amount
	Of $25,000,681
	(Fully Collateralized By High
	Grade Debt Obligations:
	Total Market Value
25,000,000	$25,412,622)	25,000
	Morgan Stanley & Co. Inc,
	1.010% Dated 12/31/03,
	Due 01/02/04 In The Amount
	Of $25,000,701
	(Fully Collateralized By High
	Grade Debt Obligations:
	Total Market Value
25,000,000	$25,187,873)	25,001

	TOTAL INVESTMENT OF CASH
	COLLATERAL FOR
	SECURITIES LOANED	122,544

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $125,044)	125,044

	TOTAL PORTFOLIO—103.81% (Cost $2,453,033)	2,618,356
	OTHER ASSETS &
	LIABILITIES, NET—
	(3.81)%	(96,174)

	NET ASSETS—100.00%	$2,522,182

e	All or a portion of these securities are out on loan.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.

IL-4 2003 CREF Annual Report Inflation-Linked Bond Account	SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

To the Participants of College Retirement Equities Fund:

The accompanying financial statements of the Inflation-Linked Bond Account of College Retirement Equities Fund (“CREF”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF’s internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the chief audit executive regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF’s policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts’ operations.
/s/ Herbert M. Allison, Jr.	/s/ Elizabeth A. Monrad

President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

Inflation-Linked Bond Account 2003 CREF Annual Report IL-5

Report of the Audit Committee

To the Participants of College Retirement Equities Fund:

The Audit Committee oversees the financial reporting process of the Inflation-Linked Bond Account of College Retirement Equities Fund (“CREF”) on behalf of CREF’s Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of CREF’s financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of CREF. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and CREF, and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

IL-6 2003 CREF Annual Report Inflation-Linked Bond Account

Statement of Assets and Liabilities

Inflation-Linked Bond Account

December 31, 2003
(amounts in thousands, except amounts per accumulation unit)

ASSETS
Portfolio investments, at cost	$2,453,033
Net unrealized appreciation of portfolio investments	165,323

Portfolio investments, at value (including securities loaned of $120,185)	2,618,356
Cash	322
Dividends and interest receivable	26,149
Amounts due from TIAA	1,465

Total assets	2,646,292

LIABILITIES
Deposits for securities loaned—Note 3	122,544
Payable for securities transactions	1,566

Total liabilities	124,110

NET ASSETS
Accumulation Fund	2,411,323
Annuity Fund	110,859

Total net assets	$ 2,522,182

Accumulation units outstanding—Notes 4 and 5	57,499

Net asset value per accumulation unit—Note 4	$ 41.94

Inflation-Linked Bond Account 2003 CREF Annual Report IL-7

Statement of Operations

Inflation-Linked Bond Account

Year Ended December 31, 2003
(amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$118,816

Total income	118,816

Expenses—Note 2:
Investment	3,256
Operating	9,740

Total expenses	12,996

Investment income—net	105,820

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS—Note 3
Net realized gain on total investments	104,049
Net change in unrealized appreciation on total investments	(27,211)

Net realized and unrealized gain on total investments	76,838

Net increase in net assets resulting from operations	$182,658

IL-8 2003 CREF Annual Report Inflation-Linked Bond Account

Statements of Changes in Net Assets

Inflation-Linked Bond Account

Years Ended December 31, (amounts in thousands)	2003	2002

FROM OPERATIONS
Investment income—net	$ 105,820	$ 82,797
Net realized gain (loss) on total investments	104,049	(4,953)
Net change in unrealized appreciation on total investments	(27,211)	189,445

Net increase in net assets resulting from operations	182,658	267,289

FROM PARTICIPANT TRANSACTIONS
Premiums	285,521	184,414
Net transfers from (to) TIAA	(55,953)	23,744
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(366,415)	929,995
Annuity payments	(15,746)	(10,434)
Withdrawals and death benefits	(77,917)	(57,235)

Net increase (decrease) in net assets resulting from participant transactions	(230,510)	1,070,484

Net increase (decrease) in net assets	(47,852)	1,337,773
NET ASSETS
Beginning of year	2,570,034	1,232,261

End of year	$2,522,182	$2,570,034

Inflation-Linked Bond Account 2003 CREF Annual Report IL-9

Notes to Financial Statements

Note 1—Significant Accounting Policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios (“Accounts”). The accompanying financial statements are those of the Inflation-Linked Bond Account (“Account”). The financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Realized gains and losses on security transactions are accounted for on the specific identification method.

Securities Lending. The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the nor-

IL-10 2003 CREF Annual Report Inflation-Linked Bond Account

Notes to Financial Statements (continued)

mal market risks, this exposes the Account to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Note 2—Management Agreements

Investment advisory services for the Account are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with the Account. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services for the Account and distribution functions for the Account’s certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with the Account. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Effective January 1, 2004, Services was converted from a regular corporation to a limited liability corporation.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the Account on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to the Account’s actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the Account for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

Note 3—Investments

At December 31, 2003, net unrealized appreciation of portfolio investments for the Account was $165,323,210, consisting of gross unrealized appreciation of $165,810,717 and gross unrealized depreciation of $487,507.

Inflation-Linked Bond Account 2003 CREF Annual Report IL-11

Notes to Financial Statements (continued)

At December 31, 2003, the market value of securities loaned and cash collateral received in connection therewith for the Account was $120,185,482 and $122,544,397, respectively.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Account for the year ended December 31, 2003, were $6,337,158,242 and $6,495,327,517, respectively.

Note 4—Condensed Financial Information

For the Years Ended December 31,	2003	2002	2001	2000	1999

Per Accumulation Unit Data:
Investment income	$ 1.764	$ 1.797	$ 1.816	$ 2.113	$ 1.730
Expenses	.193	.147	.122	.083	.099

Investment income—net	1.571	1.650	1.694(a)	2.030	1.631
Net realized and unrealized gain (loss) on total investments	1.395	3.817	.692(a)	1.491	(1.062)

Net increase in
Accumulation Unit Value	2.966	5.467	2.386	3.521	.569
Accumulation Unit Value:
Beginning of year	38.971	33.504	31.118	27.597	27.028

End of year	$41.937	$38.971	$33.504	$31.118	$27.597

Total Return	7.61%	16.32%	7.67%	12.76%	2.10%
Ratios to Average Net Assets:
Expenses	0.48%	0.41%	0.36%	0.29%	0.36%
Investment income—net	3.93%	4.56%	4.93%(a)	6.97%	5.99%
Portfolio Turnover Rate	239.72%	31.33%	42.16%	17.17%	54.35%
Thousands of Accumulation Units outstanding at end of year	57,499	63,825	35,274	15,188	4,757

(a)	As required, effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income—net per Accumulation Unit by $.031, increase net realized and unrealized gain per Accumulation Unit by $.031 and decrease the ratio of investment income—net to average net assets by .11%. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

IL-12 2003 CREF Annual Report Inflation-Linked Bond Account

Notes to Financial Statements (concluded)

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding of the Account were as follows:

Years Ended December 31,	2003	2002

Accumulation Units:
Credited for premiums	7,056,865	5,034,886
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(13,383,199)	23,516,396
Outstanding:
Beginning of year	63,825,317	35,274,035

End of year	57,498,983	63,825,317

Note 6—Line of Credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2003, the Account did not borrow under this facility.

Inflation-Linked Bond Account 2003 CREF Annual Report IL-13

Report of Independent Auditors

To the Participants and Board of Trustees of
College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Inflation-Linked Bond Account (one of the Accounts comprising College Retirement Equities Fund (“CREF”)) as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Inflation-Linked Bond Account of CREF at December 31, 2003, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 18, 2004

IL-14 2003 CREF Annual Report Inflation-Linked Bond Account

[This Page Intentionally Left Blank]

2003 CREF Annual Meeting

Trustees

On December 15, 2003, at an annual meeting of participants, the following persons were elected to serve on the Board.

Nominee	Dollars For	Percent	Dollars Witheld	Percent

Bevis Longstreth	$27,117,949,642	95.55%	$1,263,516,261	4.45%
Bridget A. Macaskill	27,122,734,122	95.56	1,258,731,781	4.44

Willard T. Carleton, Martin J. Gruber, Nancy L. Jacob, Stephen A. Ross, Maceo K. Sloan, and Robert W. Vishny continued in office.

Proposals

The following items were also voted upon by CREF participants:

Participant Proposal I (to divest from gold mining investments)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$3,331,340,353	11.74%	$23,582,513,750	83.09%	$1,467,611,800	5.17%

Stock	2,188,178,063	10.68	17,275,451,008	84.28	1,033,038,037	5.04
Money Market	145,087,769	13.05	906,476,451	81.56	59,912,026	5.39
Bond	142,917,465	13.41	865,380,573	81.22	57,185,614	5.37
Social Choice	285,916,324	28.91	626,250,010	63.33	76,735,106	7.76
Global	156,138,674	11.59	1,123,106,305	83.36	68,008,282	5.05
Growth	207,419,057	12.60	1,356,704,845	82.43	81,699,838	4.96
Equity Index	138,949,473	11.54	1,004,170,231	83.39	61,097,483	5.07
Infl.-Linked Bond	66,733,528	12.79	424,974,328	81.47	29,935,414	5.74

Participant Proposal II (to separate CEO and Chairman positions)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$9,139,552,667	32.20%	$17,758,627,909	62.57%	$1,483,285,327	5.23%

Stock	6,195,823,426	30.23	13,249,513,672	64.64	1,051,330,010	5.13
Money Market	416,318,653	37.46	635,900,274	57.21	59,257,319	5.33
Bond	378,549,487	35.53	628,691,340	59.01	58,242,824	5.47
Social Choice	458,545,505	46.37	459,848,418	46.50	70,507,516	7.13
Global	468,400,875	34.77	806,275,205	59.85	72,577,182	5.39
Growth	578,764,025	35.17	989,242,019	60.11	77,817,695	4.73
Equity Index	437,400,747	36.32	701,973,716	58.29	64,842,725	5.38
Infl.-Linked Bond	205,749,948	39.44	287,183,266	55.05	28,710,056	5.50

A-1 2003 Annual Report College Retirement Equities Fund

2003 CREF Annual Meeting (continued)

Participant Proposal III (to report on adoption of the Conference Board Commission’s recommendations)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$7,090,549,274	24.98%	$18,922,868,646	66.67%	$2,368,047,984	8.34%

Stock	4,759,081,858	23.22	14,081,709,380	68.70	1,655,875,870	8.08
Money Market	334,731,742	30.12	682,515,930	61.41	94,228,575	8.48
Bond	292,869,302	27.49	677,585,937	63.59	95,028,414	8.92
Social Choice	361,817,326	36.59	503,351,110	50.90	123,733,004	12.51
Global	373,941,242	27.76	855,910,882	63.53	117,401,138	8.71
Growth	470,230,812	28.57	1,042,492,785	63.34	133,100,142	8.09
Equity Index	341,287,781	28.34	758,571,421	62.99	104,357,986	8.67
Infl.-Linked Bond	156,589,213	30.02	320,731,201	61.48	44,322,856	8.50

Participant Proposal IV (to revive policyholder nominating process)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$6,741,517,465	23.75%	$19,430,720,765	68.46%	$2,209,227,674	7.78%

Stock	4,560,868,265	22.25	14,408,636,941	70.30	1,527,161,901	7.45
Money Market	323,241,926	29.08	699,710,346	62.95	88,523,973	7.96
Bond	278,511,586	26.14	698,878,119	65.59	88,093,947	8.27
Social Choice	325,165,085	32.88	539,313,156	54.54	124,423,199	12.58
Global	347,572,593	25.80	884,377,764	65.64	115,302,904	8.56
Growth	444,181,664	26.99	1,077,229,699	65.45	124,412,376	7.56
Equity Index	310,388,784	25.78	794,696,924	65.99	99,131,479	8.23
Infl.-Linked Bond	151,587,561	29.06	327,877,814	62.85	42,177,895	8.09

Participant Proposal V (to stop investing in companies supporting gun control)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$3,292,595,347	11.60%	$24,326,031,584	85.71%	$762,838,972	2.69%

Stock	2,331,521,738	11.38	17,610,870,400	85.92	554,274,970	2.70
Money Market	152,621,142	13.73	925,085,789	83.23	33,769,314	3.04
Bond	131,390,761	12.33	906,121,020	85.04	27,971,871	2.63
Social Choice	125,151,302	12.66	840,005,168	84.94	23,744,970	2.40
Global	150,753,642	11.19	1,161,394,733	86.20	35,104,886	2.61
Growth	206,295,141	12.53	1,398,182,523	84.95	41,346,075	2.51
Equity Index	129,350,851	10.74	1,043,574,096	86.66	31,292,241	2.60
Infl.-Linked Bond	65,510,771	12.56	440,797,854	84.50	15,334,645	2.94

Participant Proposal VI (to divest from tobacco investments)

Account	Dollars For	Percent	Dollars Against	Percent	Dollars Abstain	Percent

Overall CREF Accounts	$6,616,338,582	24.15%	$19,643,632,691	71.71%	$1,132,593,191	4.13%

Stock	4,880,855,971	23.81	14,775,982,238	72.09	839,828,899	4.10
Money Market	285,076,123	25.65	776,091,424	69.83	50,308,700	4.53
Bond	285,390,968	26.79	729,732,461	68.49	50,360,223	4.73
Global	330,457,021	24.53	957,978,714	71.11	58,817,526	4.37
Growth	414,467,420	25.18	1,171,087,082	71.16	60,269,237	3.66
Equity index	283,332,482	23.53	870,718,003	72.31	50,166,703	4.17
Infl.-Linked Bond	136,758,597	26.22	362,042,769	69.40	22,841,903	4.38

College Retirement Equities Fund 2003 Annual Report A-2

Management

Current CREF Board of Trustees and Executive Officers

Disinterested Trustees

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

WILLARD T.CARLETON	69	Trustee	Indefiniteterm.	Donald R. Diamond Professor of Finance	53	None
4915 Camino Antonio			Trustee since 2003.	Emeritus, University of Arizona, College of
Tucson, AZ 85718-6005				Business and Public Administration. Formerly,
Donald R. Diamond Professor of Finance,
University of Arizona, 1999-2001, and Karl L.
Eller Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.

MARTIN J. GRUBER	66	Chairman of the	Indefinite term.	Nomura Professor of Finance, New York	53	Director, Scudder Investments
New York University		Board of Trustees	Trustee since 2000.	University, Stern School of Business. Formerly,		(New York) Funds, Japan
Stern School of Business				Chairman, Department of Finance, New York		Equity Fund, Inc., Singapore
Henry Kaufman Management				University, Stern School of Business, and		Fund, Inc., and the
Education Center				Trustee of TIAA, 1996-2000.		Thai Capital Fund, Inc.
44 West 4th Street, Suite 988
New York, NY 10012

NANCY L. JACOB	61	Trustee	Indefinite term.	President and Managing Principal, Windermere	53	None
Windermere Investment Associates			Trustee since 1979.	Investment Associates. Formerly, Chairman and
121 S.W. Morrison Street				Chief Executive Officer, CTC Consulting, Inc.,
Suite 925				and Executive Vice President, U.S. Trust of the
Portland, OR 97204				Pacific Northwest.

BEVIS LONGSTRETH	70	Trustee	Indefinite term.	Retired Partner, Debevoise & Plimpton. Formerly,	53	Member of the Board of Directors
Debevoise & Plimpton			Trustee since 1996.	Partner and Of Counsel of Debevoise & Plimpton,		of AMVESCAP, PLC and Chairman
919 Third Avenue				Adjunct Professor at Columbia University School		of the Finance Committee of the
New York, NY 10022-6225				of Law and Commissioner of the U.S. Securities		Rockefeller Family Fund.
and Exchange Commission.

BRIDGET A. MACASKILL	55	Trustee	Indefinite term.	Formerly, Chairman, Oppenheimer Funds, Inc.,	53	Director, J Sainsbury plc and
160 East 81st Street			Trustee since 2003.	2000-2001. Chief Executive Officer, 1995-2001;		Prudential plc. International
New York, NY 10028				President, 1991-2000; and Chief Operating		Advisory Board, British-American
				Officer, 1989-1995 of that firm.		Business Council.

STEPHEN A. ROSS	59	Trustee	Indefinite term.	Franco Modigliani Professor of Finance and	53	Director, Freddie Mac;
Sloan School of Management			Trustee since 1981.	Economics, Sloan School of Management,		Co-Chairman, Roll &
Massachusetts Institute of Technology				Massachusetts Institute of Technology,		Ross Asset Management
77 Massachusetts Avenue				Co-Chairman, Roll & Ross Asset Management		Corp.; and Principal, IV
Cambridge, MA 02139				Corp. Formerly, Sterling Professor of Economics		Capital, Ltd.
and Finance, Yale School of Management,
Yale University.

A-3 2003 Annual Report College Retirement Equities Fund	College Retirement Equities Fund 2003 Annual Report A-4

Disinterested Trustees (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

MACEO K. SLOAN	54	Trustee	Indefinite term.	Chairman, President and Chief Executive Officer,	53	Director, SCANA Corporation
NCM Capital Management Group, Inc.			Trustee since 1991.	Sloan Financial Group, Inc., and Chairman and		and M&F Bancorp, Inc.
103 West Main Street, Suite 400				Chief Executive Officer, NCM Capital Management
Durham, NC 27701-3638				Group, Inc., since 1991.

ROBERT W. VISHNY	44	Trustee	Indefinite term.	Eric J. Gleacher Distinguished Service Professor	53	None
University of Chicago			Trustee since 1996.	of Finance, University of Chicago, Graduate
Graduate School of Business				School of Business. Founding Partner, LSV
1101 East 58th Street				Asset Management.
Chicago, IL 60637

A disinterested trustee is one who is independent, generally with no relationship to TIAA-CREF, the funds, or the accounts they oversee, apart from personal investments they have made as private individuals.

Executive Officers

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

HERBERT M. ALLISON, JR.	60	President and	Indefinite term.	Chairman, President and Chief Executive	N/A	Member of the Board of Directors
TIAA-CREF		Chief Executive	President and Chief	Officer of TIAA. President and Chief Executive		of the New York Stock Exchange
730 Third Avenue		Officer	Executive Officer	Officer of CREF, TIAA-CREF Mutual Funds,
New York, NY 10017-3206			since 2002.	TIAA-CREF Institutional Mutual Funds, TIAA-CREF
Life Funds and TIAA Separate Account VA-1
(these funds are collectively referred to as the
“TIAA-CREF Funds”). Formerly, President and
Chief Executive Officer of Alliance for LifeLong
Learning, Inc., 2000-2002. President, Chief
Operating Officer and Member of the Board of
Directors of Merrill Lynch & Co., Inc., 1997-1999.

GARY CHINERY	55	Vice President and	Indefinite term.	Vice President of TIAA and Treasurer of TIAA	N/A	N/A
TIAA-CREF		Treasurer	Vice President and	and the TIAA-CREF Funds.
730 Third Avenue			Treasurer since 2004.
New York, NY 10017-3206

SCOTT C. EVANS	44	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the	N/A	N/A
TIAA-CREF		President	Executive Vice President	TIAA-CREF Funds. Executive Vice President of
730 Third Avenue			since 1997.	TIAA-CREF Investment Management, LLC (“Investment
New York, NY 10017-3206				Management”) and Teachers Advisors, Inc. (“Advisors”)
and Director of TIAA-CREF Life Insurance Company
(“TIAA-CREF Life”).

A-5 2003 Annual Report College Retirement Equities Fund	College Retirement Equities Fund 2003 Annual Report A-6

Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

I. STEVEN GOLDSTEIN	51	Executive Vice	Indefinite term.	Executive Vice President, Public Affairs, of TIAA	N/A	N/A
TIAA-CREF		President	Executive Vice President	and the TIAA-CREF Funds. Formerly, Advisor
730 Third Avenue			since 2003.	for McKinsey & Company, 2003; Vice President,
New York, NY 10017-3206				Corporate Communications for Dow Jones & Co.
and The Wall Street Journal, 2001-2002; and
Senior Vice President and Chief Communications
Officer for Insurance Information Institute,
1993-2001.

E. LAVERNE JONES	54	Vice President and	Indefinite term.	Vice President and Corporate Secretary of TIAA	N/A	N/A
TIAA-CREF		Corporate Secretary	Vice President and	and the TIAA-CREF Funds.
730 Third Avenue			Corporate Secretary
New York, NY 10017-3206			since 1998.

SUSAN S. KOZIK	46	Executive Vice	Indefinite term.	Executive Vice President and Chief Technology	N/A	N/A
TIAA-CREF		President	Executive Vice President	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			since 2003.	Formerly, Vice President of IT Operations and
New York, NY 10017-3206				Services, Lucent Technologies, 2000-2003; and
Senior Vice President and Chief Technology
Officer, Penn Mutual Life Insurance Company,
1997-2000.

GEORGE W. MADISON	50	Executive Vice	Indefinite term.	Executive Vice President and General Counsel	N/A	N/A
TIAA-CREF		President	Executive Vice President	of TIAA and the TIAA-CREF Funds. Formerly,
730 Third Avenue			since 2003.	Executive Vice President, Corporate Secretary,
New York, NY 10017-3206				and General Counsel of Comerica Incorporated.

ERWIN W. MARTENS	47	Executive Vice	Indefinite term.	Executive Vice President, Risk Management,	N/A	N/A
TIAA-CREF		President	Executive Vice President	of TIAA and the TIAA-CREF Funds. Formerly,
730 Third Avenue			since 2003.	Managing Director and Chief Risk Officer,
New York, NY 10017-3206				Putnam Investments, 1999-2003; and Head
and Deputy Head of Global Market Risk
Management, 1997-1999.

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial	N/A	N/A
TIAA-CREF		President	Executive Vice President	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			since 2003.	Formerly, Chief Financial Officer and Senior Vice
New York, NY 10017-3206				President of General Re (2000-2003),
Chief Financial Officer of its North American
Reinsurance Operations (1997-2000)
and Corporate Treasurer.

FRANCES NOLAN	46	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of TIAA	N/A	N/A
TIAA-CREF		President	Executive Vice President	and the TIAA-CREF Funds. Formerly, Executive
730 Third Avenue			since 2000.	Vice President, Retirement Services, CREF and
New York, NY 10017-3206				TIAA, 2000-2003; Vice President, Eastern
Division, 1994-2000.

A-7 2003 Annual Report College Retirement Equities Fund	College Retirement Equities Fund 2003 Annual Report A-8

Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with CREF	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

DERMOT J. O’BRIEN	37	Executive Vice	Indefinite term.	Executive Vice President, Human Resources, of	N/A	N/A
TIAA-CREF		President	Executive Vice President	TIAA and the TIAA-CREF Funds. Formerly, First
730 Third Avenue			since 2003.	Vice President and Head of Human Resources,
New York, NY 10017-3206				International Private Client Division, Merrill
Lynch & Co., 1999-Feb. 2003; and Vice President
and Head of Human Resources—Japan Morgan
Stanley, 1998-1999.

BERTRAM L. SCOTT	52	Executive Vice	Indefinite term.	Executive Vice President, Product Management,	N/A	N/A
TIAA-CREF		President	Executive Vice President	of TIAA and the TIAA-CREF Funds. Chairman of
730 Third Avenue			since 2000.	the Board, President and Chief Executive Officer
New York, NY 10017-3206				of TIAA-CREF Life. Formerly, President and Chief
Executive Officer, Horizon Mercy, 1996-2000.

JOHN A. SOMERS	59	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the	N/A	N/A
TIAA-CREF		President	Executive Vice President	TIAA-CREF Funds. Executive Vice President of
730 Third Avenue			since 1996.	Investment Management and Advisors and
New York, NY 10017-3206				Director of TIAA-CREF Life.

Martin L. Leibowitz will retire as an officer of CREF at the end of February, 2004, and is therefore not listed above.

The aggregated trustee fees paid by CREF for the year ended December 31, 2003 was $1,167,605. CREF has no employees and pays no compensation to its officers.

The fund’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling 877 518-9161.

A-9 2003 Annual Report College Retirement Equities Fund	College Retirement Equities Fund 2003 Annual Report A-10

Information

TIAA-CREF Web Center

Account performance, personal account information and transactions, product descriptions, calculators to estimate retirement income and allocate assets, and information about investment choices and income options

TIAA-CREF.org
24 hours a day, 7 days a week

Telephone Counseling Center

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

Planning and Service Center

TIAA-CREF Mutual Funds, after-tax annuities, and life insurance

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

Automated Telephone Service

Account performance, personal account information and transactions, and product information

800 842-2252
24 hours a day, 7 days a week

For Hearing- or Speech-Impaired Participants

800 842-2755
8 a.m. to 5 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving, and endowment management

888 842-9001
8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF Tuition Financing, Inc.

Tuition financing programs

888 381-8283
8 a.m. to 11 p.m. ET, Monday–Friday

This report contains the investment results for some or all of the CREF variable annuity accounts as of December 31, 2003.

For historical and current performance information for other CREF variable annuity accounts, for the TIAA Real Estate Account, or any of our products, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 842-2776. A Form 10-K Annual Report and Form 10-Q Quarterly Reports for the TIAA Real Estate Account are available on request.

TIAA-CREF Individual and Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute the CREF variable annuities. This booklet must be accompanied or preceded by a current CREF prospectus. For additional copies, call toll free 877 518-9161. TIAA-CREF Investment Management serves as investment manager to CREF.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

PRST STD U.S. POSTAGE PAID TIAA-CREF

Make this your last paper annual report. sign up for electronic delivery at TIAA-CREF.org/profile	A10922 02/04

Make this your last paper annual report. sign up for electronic delivery at TIAA-CREF.org/profile	A10922 02/04

ITEM 2. CODE OF ETHICS.

        The Board of Trustees of the College Retirement Equities Fund (the
"Registrant") had adopted a new code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of
2002. The code of ethics is filed as an exhibit to this annual report.

        During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        On August 20, 2003, the Board of Trustees of the Registrant determined that Maceo K. Sloan was qualified and would serve as the audit committee financial expert on the Registrant's audit committee. Mr. Sloan is an independent trustee - i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the
Registrant, other than in his capacity as Trustee.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Ernst & Young performs independent audits of the Registrant's financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage Ernst &
Young for management advisory or consulting services.

        AUDIT FEES. Ernst & Young's fees for professional services rendered for the audit of the Registrant's annual financial statements for the fiscal years ended December 31, 2003 and December 31, 2002 were $460,740 and $407,085, respectively.

        TAX SERVICES AND OTHER FEES

        With respect to CREF, Ernst & Young had no additional fees for years ended December 31, 2003 and 2002.

        PREAPPROVAL POLICY. In June of 2003, the Registrant's audit committee
("Audit Committee") adopted a Preapproval Policy for External Audit Firm
Services (the "Policy"). The Policy describes the types of services that may be provided by the independent auditor to the Registrant without impairing the auditor's independence. Under the Policy, the Audit Committee is required to preapprove services to be performed by the Registrant's independent auditor in order to ensure that such services do not impair the auditor's independence.

        The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statement audit for the Registrant and certain of its affiliates, including approving the terms of the engagement and (ii)
preapprove the audit, audit-related and tax

services to be provided by the independent auditor and the fees to be charged for provision of such services from year to year.

        AUDITOR FEES FOR RELATED ENTITIES. The aggregate non-audit fees billed by Ernst & Young for services rendered to the Registrant and its adviser or affiliates of the adviser performing on-going services to the Registrant, including TIAA (Service Providers), for the years ended December 31, 2003 and
2002 were $177,000 and $164,850, respectively.

        Ernst & Young's aggregate fees for professional services rendered in connection with the audit of financial statements for Teachers Insurance and
Annuity Association of America ("TIAA") and the College Retirement Equities Fund
("CREF") and their affiliated entities were $3,684,508 for the year ended
December 31, 2003 and $3,167,680 for the year ended December 31, 2002. Ernst &
Young's aggregate fees for audit related-services provided to TIAA and CREF and their affiliated entities were $177,000 for the year ended December 31, 2003 and
$159,000 for the year ended December 31, 2002. Ernst & Young's aggregate fees for tax services provided to TIAA and CREF and their affiliated entities were
$229,871 for the year ended December 31, 2003 and $212,625 for the year ended
December 31, 2002. Ernst & Young's aggregate fees for all other services provided to TIAA and CREF and their affiliated entities were $0 for the year ended December 31, 2003 and $22,850 for the year ended December 31, 2002.

ITEM 9. CONTROLS AND PROCEDURES.

        (a)     EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant's management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures were effective for this annual reporting period.

        (b)     CHANGES IN INTERNAL CONTROLS. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal year that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i) Section 302 certification of the principal executive officer
(EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer
(EX-99.CERT)

10(b) Section 906 certification (EX-99.906CERT)

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            COLLEGE RETIREMENT EQUITIES FUND

Date:    February 24, 2004            By:  /s/ Bertram L. Scott
                                           -------------------------------------
                                           Bertram L. Scott
                                           Executive Vice President

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    February 24, 2004            By:  /s/ Herbert M. Allison, Jr.
                                           -------------------------------------
                                           Herbert M. Allison, Jr.
                                           President and Chief Executive Officer
                                           (principal executive officer)

Date:    February 24, 2004            By:  /s/ Elizabeth A. Monrad
                                           -------------------------------------
                                           Elizabeth A. Monrad
                                           Executive Vice President
                                           (principal financial officer)

                                  EXHIBIT LIST

ITEM 10. EXHIBITS.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i)  Section  302  certification  of  the  principal  executive  officer
(EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer
(EX-99.CERT)

10(b) Section 906 certification (EX-99.906CERT)